As filed with the U.S. Securities and Exchange Commission on December 13, 2012

Securities Act File No. 33-49552

Investment Company Act File No. 811-6740

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 81

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87
(Check appropriate box or boxes.)

Legg Mason Partners Institutional Trust*

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on December 28, 2012, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*	This filing relates solely to Western Asset Institutional Liquid Reserves, Western Asset Institutional Cash Reserves, Western Asset Institutional U.S. Treasury Reserves, Western Asset Institutional Government Reserves, Western Asset Institutional Tax Free Reserves and Western Asset Institutional AMT Free Municipal Money Market Fund.

December 28, 2012

Prospectus

Western Asset

Institutional Liquid Reserves

Class: Ticker Symbol

Institutional	Shares: CILXX

Western Asset

Institutional Cash Reserves

Class: Ticker Symbol

Institutional	Shares: CARXX

Western Asset

Institutional U.S. Treasury Reserves

Class: Ticker Symbol

Institutional	Shares: CIIXX

Western Asset

Institutional Government Reserves

Class: Ticker Symbol

Institutional	Shares: INGXX

Western Asset

Institutional Tax Free Reserves

Class: Ticker Symbol

Institutional	Shares: CIFXX

Western Asset

Institutional AMT Free Municipal Money Market Fund

Class: Ticker Symbol

Institutional	Shares: INMXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Money Market Funds	3

Western Asset Institutional Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.21
Distribution and service (12b-1) fees	None
Other expenses	0.02
Total annual fund operating expenses	0.23
Fees waived and/or expenses reimbursed[1]	(0.03)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.20

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.20% for Institutional Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Institutional Shares	20	67	122	286

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in

4	Western Asset Money Market Funds

Principal investment strategies cont’d

foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Western Asset Money Market Funds	5

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").

6	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares). The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.34 Worst quarter (09/30/2011): 0.03 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.15

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.17	1.88	2.18

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Institutional Shares generally are as follows:

Investment minimum initial/additional investments ($)
General/Institutional Investors purchasing through the fund	1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	50,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Western Asset Money Market Funds	7

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

8	Western Asset Money Market Funds

Western Asset Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	None
Other expenses	0.02
Total annual fund operating expenses	0.22

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Institutional Shares	23	72	125	281

The fund invests in securities through an underlying fund: Prime Cash Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

Western Asset Money Market Funds	9

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

10	Western Asset Money Market Funds

Certain risks cont’d

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").

Western Asset Money Market Funds	11

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class O shares). The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.32 Worst quarter (09/30/2011): 0.03 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.15

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	Since Inception	Inception date
Institutional Shares	0.17	1.83	2.17	10/02/2002

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Institutional Shares generally are as follows:

Investment minimum initial/additional investments ($)
General/Institutional Investors purchasing through the fund	1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	50,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 5:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

12	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	13

Western Asset Institutional U.S. Treasury Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.18
Distribution and service (12b-1) fees	None
Other expenses	0.02
Total annual fund operating expenses	0.20

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Institutional Shares	20	63	112	254

The fund invests in securities through an underlying fund: U.S. Treasury Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements, but may enter into reverse repurchase agreements to satisfy redemption requests or for other temporary or emergency purposes. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

14	Western Asset Money Market Funds

Certain risks cont’d

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").

Western Asset Money Market Funds	15

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares. The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.22 Worst quarter (03/31/2010): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.01

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.02	1.22	1.68

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Institutional Shares generally are as follows:

Investment minimum initial/additional investments ($)
General/Institutional Investors purchasing through the fund	1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	50,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 2:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

16	Western Asset Money Market Funds

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	17

Western Asset Institutional Government Reserves

Investment objective

The fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	None
Other expenses	0.02
Total annual fund operating expenses	0.22

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Institutional Shares	23	72	125	281

The fund invests in securities through an underlying fund: Government Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Government Portfolio.

Principal investment strategies

The fund is a money market fund which invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

18	Western Asset Money Market Funds

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	19

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares). The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.28 Worst quarter (09/30/2011): 0.01 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.03

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.04	1.58	1.94

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Institutional Shares generally are as follows:

Investment minimum initial/additional investments ($)
General/Institutional Investors purchasing through the fund	1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	50,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

20	Western Asset Money Market Funds

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	21

Western Asset Institutional Tax Free Reserves

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.24
Distribution and service (12b-1) fees	None
Other expenses	0.05
Total annual fund operating expenses	0.29
Fees waived and/or expenses reimbursed[1]	(0.09)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.20

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.20% for Institutional Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Institutional Shares	20	74	144	349

The fund invests in securities through an underlying fund: Tax Free Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Tax Free Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

22	Western Asset Money Market Funds

Principal investment strategies cont’d

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Western Asset Money Market Funds	23

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

24	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares. The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2007): 0.90 Worst quarter (12/31/2011): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.05

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.16	1.27	1.51

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Institutional Shares generally are as follows:

Investment minimum initial/additional investments ($)
General/Institutional Investors purchasing through the fund	1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	50,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Western Asset Money Market Funds	25

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

26	Western Asset Money Market Funds

Western Asset Institutional AMT Free Municipal Money Market Fund

Investment objective

The fund seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.25
Distribution and service (12b-1) fees	None
Other expenses	0.06
Total annual fund operating expenses	0.31
Fees waived and/or expenses reimbursed[1]	(0.08)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.23

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.23% for Institutional Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Institutional Shares	24	84	158	378

Principal investment strategies

The fund is a money market fund which, under normal circumstances, will invest substantially all of its assets in short-term high quality municipal securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not

Western Asset Money Market Funds	27

more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

The interest paid on municipal securities purchased by the fund is excluded from gross income for regular federal income tax purposes, and, as noted above, will not typically be subject to the federal alternative minimum tax. As a result, the rate of interest paid on these securities normally is lower than the rate of interest paid on fully taxable securities.

Under normal circumstances, the fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although the fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to federal income tax or the federal alternative minimum tax. In addition, the fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions, as described under “More on the funds’ investment strategies, investments and risks—Defensive investing.”

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations

28	Western Asset Money Market Funds

Certain risks cont’d

governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	29

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares). The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (09/30/2007): 0.88 Worst quarter (03/31/2010): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.04

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.16	1.27	1.51

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Institutional Shares generally are as follows:

Investment minimum initial/additional investments ($)
General/Institutional Investors purchasing through the fund	1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	50,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

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Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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More on the funds’ investment strategies,

investments and risks

Each fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The investment objective of each of Western Asset Institutional Liquid Reserves (“Institutional Liquid Reserves”) and Western Asset Institutional Cash Reserves (“Institutional Cash Reserves”) is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset Institutional U.S. Treasury Reserves’ (“Institutional U.S. Treasury Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. Western Asset Institutional Government Reserves’ (“Institutional Government Reserves”) investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional Tax Free Reserves’ (“Institutional Tax Free Reserves”) investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Western Asset Institutional AMT Free Municipal Money Market Fund’s (“AMT Free Municipal Fund”) investment objective is to seek current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Except for Institutional Tax Free Reserves’ and AMT Free Municipal Fund’s 80% policies, discussed below, each fund’s investment strategies may be changed without shareholder approval. Each fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Under normal market conditions, Institutional Tax Free Reserves invests at least 80% of its assets in short-term, high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to Institutional Tax Free Reserves’ 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax and/or the federal alternative minimum tax.

Under normal circumstances, AMT Free Municipal Fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although AMT Free Municipal Fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax or the federal alternative minimum tax.

Credit quality

Institutional Liquid Reserves, Institutional Cash Reserves and Institutional Government Reserves each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. Institutional Tax Free Reserves and AMT Free Municipal Fund each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, a fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days. In addition, each fund must

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investments and risks cont’d

comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

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Structured instruments — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the

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investments and risks cont’d

issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Each of Institutional Tax Free Reserves and AMT Free Municipal Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Banking industry concentration — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements — each fund other than Institutional U.S. Treasury Reserves

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and

Western Asset Money Market Funds	35

at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the funds do not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

Institutional Tax Free Reserves may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions and investing, without limit, in any type of high quality taxable money market instruments, or holding cash, without regard to any percentage limitations.

AMT Free Municipal Fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions by taking temporary defensive positions and investing without limit in any type of taxable money market instruments, including those subject to the federal alternative minimum tax, or holding cash, without regard to any percentage limitations.

Institutional U.S. Treasury Reserves may invest only in direct obligations of the U.S. Treasury. In the event of unusual circumstances when direct U.S. Treasury obligations are not available for purchase, or when the subadviser deems it appropriate, including during periods when the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest is paid at all, the fund may, without limit, hold cash uninvested.

Each fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. In addition, if Institutional Tax Free Reserves or AMT Free Municipal Fund takes a temporary defensive position, it may distribute income subject to regular federal income tax and/or the federal alternative minimum tax.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

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investments and risks cont’d

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

•

With respect to Institutional Tax Free Reserves and AMT Free Municipal Fund, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure — each fund other than AMT Free Municipal Fund

Each fund other than AMT Free Municipal Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each fund (other than AMT Free Municipal Fund) in this Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund's Board believes it to be in the best interests of the fund's shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund. AMT Free Municipal Fund may also invest in one or more other mutual funds or pooled investment vehicles in the future, rather than investing directly in securities.

More on risks of investing in the funds

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds' manager and its affiliates are under no obligation to provide financial support to the funds or take other measures to ensure that you receive $1.00 per share for your investment in a fund. You should not invest in a fund with the expectation that any such action will be taken.

There is no assurance that a fund will meet its investment objective.

Western Asset Money Market Funds	37

A fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. Each fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, a fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). The value of a structured security depends on the value of the underlying assets and

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investments and risks cont’d

the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. Each of Institutional Liquid Reserves, Institutional Cash Reserves, Institutional Tax Free Reserves and AMT Free Municipal Fund may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign investments risk.

Risks relating to investments in municipal securities (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). A fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

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The value of a fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, a fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Tax risk. There is no guarantee that the income on Institutional Tax Free Reserves' and AMT Free Municipal Fund's municipal securities will remain exempt from regular federal income tax or the federal alternative minimum tax. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Institutional Tax Free Reserves and AMT Free Municipal Fund purchase municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax and, as applicable, the federal alternative minimum tax. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax, or the federal alternative minimum tax, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by the fund.

40	Western Asset Money Market Funds

More on the funds’ investment strategies,

investments and risks cont’d

Some of Institutional Tax Free Reserves' and AMT Free Municipal Fund's income distributions may be subject to regular federal income tax or the federal alternative minimum tax, and distributions of any capital gains generally will be subject to regular federal income tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local taxes.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the funds' policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

Management fee

Each of Institutional Liquid Reserves, Institutional U.S. Treasury Reserves, Institutional Tax Free Reserves, Institutional Government Reserves and AMT Free Municipal Fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion, up to and including $2 billion; 0.200% on assets over $2 billion, up to and including $5 billion; 0.175% on assets over $5 billion, up to and including $10 billion; and 0.150% on assets over $10 billion. Institutional Cash Reserves pays a management fee of 0.20% of the fund’s average daily net assets.

Western Asset Money Market Funds	41

For the fiscal year ended August 31, 2012, each of the following funds paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

Fund	Fee rate (%)
Institutional Liquid Reserves	0.12
Institutional Cash Reserves	0.12
Institutional U.S. Treasury Reserves	0.09
Institutional Tax Free Reserves	0.14

A discussion regarding the basis for the Board’s approval of each of the above fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

For the periods indicated below, each of the following funds paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

For the fiscal period from June 1, 2012 until August 31, 2012
Fund	Fee rate (%)
Institutional Government Reserves	0.12
AMT Free Municipal Fund	0.14
For the fiscal year ended May 31, 2012
Fund	Fee rate (%)
Institutional Government Reserves	0.12
AMT Free Municipal Fund	0.18

A discussion regarding the basis for the Board’s approval of each of the above fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended November 30, 2011.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Institutional Shares are not expected to exceed the following percentages of the class’ average daily net assets, subject to recapture as described below:

Fund	Limit (%)
Institutional Liquid Reserves—Institutional Shares	0.20
Institutional Cash Reserves—Institutional Shares	0.25
Institutional U.S. Treasury Reserves—Institutional Shares	0.20
Institutional Tax Free Reserves—Institutional Shares	0.20
Institutional Government Reserves—Institutional Shares	0.23
AMT Free Municipal Fund—Institutional Shares	0.23

These arrangements are expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in the class’ total annual operating expenses exceeding the applicable limits described above, or any other lower limit then in effect.

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

42	Western Asset Money Market Funds

More on fund management cont’d

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

The distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds' distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

Western Asset Money Market Funds	43

Buying shares

Shares of the funds are offered continuously and purchases may be made on any day the funds are open for business, as described under “Share price/Fund business days” below.

Each fund may offer one or more additional classes of shares. Only Institutional Shares are offered through this Prospectus.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”)

•	Directly from a fund

Please note that Institutional Shares are not available to individual investors, except for individual investors buying directly from a fund.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares. If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Your Service Agent may charge an annual account maintenance fee.

44	Western Asset Money Market Funds

Buying shares cont’d

Through a fund

Investors should contact the funds at 1-877-721-1926 or 1-203-703-6002 to open an account and make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

For initial purchases, complete and send your account application to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to a fund.

If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by a fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	45

Exchanging shares

Generally	You may exchange shares of a fund (other than shares of Institutional Cash Reserves) for Institutional Shares, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging are open for business. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-203-703-6002.

•   Exchanges may be made only between accounts that have identical registrations

•   The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205 - 8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

46	Western Asset Money Market Funds

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

For Institutional Liquid Reserves, Institutional Tax Free Reserves and AMT Free Municipal Fund: Other than as described below, if your request is received in good order by your Service Agent or the transfer agent prior to the time the fund makes its final net asset value calculation on any day the fund is open for business (normally 4:00 p.m. (Eastern time) in the case of Institutional Liquid Reserves and 12:00 noon (Eastern time) in the case of Institutional Tax Free Reserves and AMT Free Municipal Fund), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

For Institutional Cash Reserves, Institutional U.S. Treasury Reserves and Institutional Government Reserves: You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 5:00 p.m. (Eastern time) in the case of Institutional Cash Reserves, 2:00 p.m. (Eastern time) in the case of Institutional U.S. Treasury Reserves and 4:00 p.m. (Eastern time) in the case of Institutional Government Reserves), on the next business day. The fund may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

For all funds: You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds reserve the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

Western Asset Money Market Funds	47

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205 - 8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   Account number

If you hold your shares directly with a fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

48	Western Asset Money Market Funds

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using a fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Western Asset Money Market Funds	49

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information). Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, a fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds, or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds' Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase a fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors (Institutional Cash Reserves only)

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

The fund has received an order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s

50	Western Asset Money Market Funds

Other things to know about transactions cont’d

current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

Western Asset Money Market Funds	51

Dividends, distributions and taxes

Dividends

Each fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the funds to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from Institutional Liquid Reserves, Institutional Cash Reserves, Institutional U.S. Treasury Reserves or Institutional Government Reserves, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. Institutional Liquid Reserves, Institutional Cash Reserves, Institutional U.S. Treasury Reserves and Institutional Government Reserves do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Institutional Tax Free Reserves and AMT Free Municipal Fund expect that most of their net income will be attributable to interest on municipal obligations and that, as a result, most of those funds’ dividends to you will be exempt-interest dividends, which are not subject to regular federal income tax. However, Institutional Tax Free Reserves and AMT Free Municipal Fund may invest from time to time in taxable securities, and while under normal circumstances the manager does not invest either Institutional Tax Free Reserves’ or AMT Free Municipal Fund’s assets in securities whose interest is subject to the federal alternative minimum tax, certain exempt-interest dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that Institutional Tax Free Reserves and AMT Free Municipal Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by Institutional Tax Free Reserves or AMT Free Municipal Fund on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable, whether paid in cash or reinvested in additional shares. Institutional Tax Free Reserves and AMT Free Municipal Fund do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. You may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning shares in Institutional Tax Free Reserves or AMT Free Municipal Fund. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying shares in Institutional Tax Free Reserves or AMT Free Municipal Fund.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

52	Western Asset Money Market Funds

Dividends, distributions and taxes cont’d

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a fund may be subject to federal withholding tax. Most distributions received from Institutional Tax Free Reserves and AMT Free Municipal Fund are expected to be exempt-interest dividends, which are not subject to such withholding. To the extent that fund distributions consist of ordinary dividends or other payments that are subject to withholding, a fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from a fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions (including exempt-interest dividends) it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Western Asset Money Market Funds	53

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order. You may exchange shares at the final NAV calculated on a fund business day after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Each fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, a fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If a fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and make its final NAV calculation as of the time of its early close.

Institutional Liquid Reserves normally closes for business at 4:00 p.m. (Eastern time). Institutional Cash Reserves normally closes for business at 5:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, Institutional Liquid Reserves and Institutional Cash Reserves will close for business and make their final NAV calculations as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

Institutional U.S. Treasury Reserves normally closes for business at 2:00 p.m. (Eastern time). Institutional Government Reserves normally closes for business at 4:00 p.m. (Eastern time). When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, Institutional U.S. Treasury Reserves and Institutional Government Reserves will close for business and make their final NAV calculation as of 12:00 noon and 2:00 p.m. (Eastern time), respectively, on that day. For calendar year 2013, SIFMA recommends an early close of the bond markets on March 28, 2013, May 24, 2013, November 29, 2013, December 24, 2013 and December 31, 2013. The schedule may be changed by SIFMA due to market conditions.

Institutional Tax Free Reserves and AMT Free Municipal Fund normally close for business at 12:00 noon (Eastern time).

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

54	Western Asset Money Market Funds

Financial highlights

The financial highlights tables are intended to help you understand the performance of Institutional Shares for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from each fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Liquid Reserves[1]	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.002	0.002	0.002	0.015	0.039
Net realized and unrealized gain (loss)[2]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.002	0.002	0.002	0.015	0.039
Less distributions from:
Net investment income	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Total distributions	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.18%	0.21%	0.22%	1.45%[4]	3.98%[4]
Net assets, end of year (millions)	$5,362	$6,262	$6,927	$5,258	$11,281
Ratios to average net assets:
Gross expenses[5]	0.23%	0.22%[6]	0.31%[7]	0.35%[7]	0.29%
Net expenses[5,8,9]	0.15	0.16 [6]	0.15 [7]	0.22 [7]	0.10
Net investment income	0.18	0.21	0.22	1.48	4.07

[1]	Effective May 31, 2010, Class A shares were renamed Institutional shares.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.14%, respectively, for the year ended August 31, 2010 and 0.32% and 0.19%, respectively, for the year ended August 31, 2009.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

Western Asset Money Market Funds	55

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Cash Reserves[1]	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.002	0.002	0.002	0.014	0.038
Net realized gain (loss)[2]	(0.000)	0.000	0.000	(0.000)	0.000
Total income from operations	0.002	0.002	0.002	0.014	0.038
Less distributions from:
Net investment income	(0.002)	(0.002)	(0.002)	(0.014)	(0.038)
Net realized gains	(0.000) [2]	—	—	—	—
Total distributions	(0.002)	(0.002)	(0.002)	(0.014)	(0.038)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.18%	0.20%	0.20%	1.36%	3.87%
Net assets, end of year (millions)	$8,896	$8,578	$11,012	$7,965	$10,184
Ratios to average net assets:
Gross expenses[4]	0.22%	0.22%	0.68%	0.85%[5]	0.82%
Net expenses[4,6,7]	0.14	0.15	0.16	0.16 [5]	0.10
Net investment income	0.18	0.20	0.20	1.28	3.51

[1]	Effective May 31, 2010, Class O shares were renamed Institutional Shares.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.13%, respectively.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.15%.

[7]	Reflects fee waivers and/or expense reimbursements.

56	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional U.S. Treasury Reserves	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
Income from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.004	0.025
Net realized gain[1]	0.000		0.000		0.000		0.000	0.000
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.004	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.004)	(0.025)
Net realized gains[1]	(0.000)		(0.000)		(0.000)		(0.000)	(0.000)
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.004)	(0.025)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.02%		0.03%		0.43%	2.49%
Net assets, end of year (000s)	$12,360,246		$13,472,006		$13,659,011		$20,937,693	$12,471,449
Ratios to average net assets:
Gross expenses[3]	0.20%		0.20%		0.27%		0.30%[4]	0.31%
Net expenses[3,5,6]	0.06	[7]	0.11	[7]	0.15	[7]	0.20 [4]	0.20
Net investment income	0.01		0.02		0.01		0.44	2.09

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.28% and 0.18%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	57

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares — Institutional Government Reserves[1]	2012[2]		2012[3]		2011[3]		2010[3]		2009[3]		2008[3]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[4]	0.000	[4]	0.001		0.001		0.014		0.041
Net realized gain[4]	0.000		0.000		0.000		0.000		0.000		0.000
Total income from operations	0.000	[4]	0.000	[4]	0.001		0.001		0.014		0.041
Less distributions from:
Net investment income	(0.000)	[4]	(0.000)	[4]	(0.001)		(0.001)		(0.014)		(0.041)
Net realized gains	—		(0.000)	[4]	(0.000)	[4]	(0.000)	[4]	(0.000)	[4]	(0.000) [4]
Total distributions	(0.000)	[4]	(0.000)	[4]	(0.001)		(0.001)		(0.014)		(0.041)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return[5]	0.01%		0.03%		0.08%		0.15%		1.45%		4.18%
Net assets, end of year (millions)	$8,781		$10,743		$11,010		$10,134		$12,025		$7,273
Ratios to average net assets:
Gross expenses	0.22%[6,7]		0.21%[7]		0.20%[7]		0.20%[7,8]		0.24%[7,8]		0.22%
Net expenses[9,10]	0.14	[6,7,11]	0.12	[7,11]	0.15	[7,11]	0.18	[7,8,11]	0.24	[7,8]	0.19
Net investment income	0.05	[6]	0.03		0.08		0.14		1.30		3.71

[1]	Effective May 2, 2009, Class A shares were renamed Institutional shares.

[2]	For the period June 1, 2012 to August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended May 31, 2010 and would both have been 0.21% for the year ended May 31, 2009.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	In order to maintain a minimum yield, additional waivers were implemented.

58	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Tax Free Reserves	2012	2011	2010	2009		2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000		$1.000
Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.011		0.025
Net realized gain (loss)[1]	(0.000)	(0.000)	0.000	(0.000)		0.000
Total income from operations	0.001	0.002	0.002	0.011		0.025
Less distributions from:
Net investment income	(0.001)	(0.002)	(0.002)	(0.011)		(0.025)
Net realized gains	—	—	—	(0.000)	[1]	—
Total distributions	(0.001)	(0.002)	(0.002)	(0.011)		(0.025)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000		$1.000
Total return[2]	0.08%	0.20%	0.15%	1.13%		2.49%
Net assets, end of year (millions)	$1,147	$2,465	$2,461	$2,376		$2,302
Ratios to average net assets:
Gross expenses[3]	0.29%	0.26%	0.34%	0.41%[4]		0.36%
Net expenses[3,5,6]	0.18	0.18	0.17	0.24	[4]	0.20
Net investment income	0.09	0.20	0.15	1.13		2.44

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.37% and 0.20%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

Western Asset Money Market Funds	59

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares — AMT Free Municipal Money Market Fund[1]	2012[2]		2012[3]	2011[3]	2010[3]	2009[3]		2008[3]
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (loss) from operations:
Net investment income	0.000	[4]	0.001	0.002	0.002	0.015		0.029
Net realized gain (loss)	(0.000)	[4]	0.000 [4]	0.000 [4]	(0.001)	(0.000)	[4]	0.000	[4]
Total income from operations	0.000	[4]	0.001	0.002	0.001	0.015		0.029
Less distributions from:
Net investment income	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net realized gains	—		—	—	—	(0.000)	[4]	(0.000)	[4]
Total distributions	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total return[5]	0.01%		0.10%	0.23%	0.15%	1.49%		2.98%
Net assets, end of year (millions)	$864		$1,097	$1,256	$1,339	$2,015		$3,136
Ratios to average net assets:
Gross expenses	0.31%[6]		0.29%	0.28%	0.29%[7]	0.28%[7]		0.25%
Net expenses[8,9,10]	0.20	6,†	0.22	0.20	0.24 [7]	0.26	[7]	0.23
Net investment income	0.05	[6]	0.10	0.21	0.16	1.53		2.93

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	For the period June 1, 2012 through August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.001 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

†	In order to maintain a minimum yield, additional waivers were implemented.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Liquid Reserves

Western Asset

Institutional Cash Reserves

Western Asset

Institutional U.S. Treasury Reserves

Western Asset

Institutional Government Reserves

Western Asset

Institutional Tax Free Reserves

Western Asset

Institutional AMT Free Municipal Money Market Fund

Institutional Shares

You may visit the funds' website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in a fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-203-703-6002, or by writing to the funds at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

FD02404ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Liquid Reserves

Class: Ticker Symbol

Institutional	Shares: CILXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Institutional Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.21
Distribution and service (12b-1) fees	None
Other expenses	0.02
Total annual fund operating expenses	0.23
Fees waived and/or expenses reimbursed[1]	(0.03)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.20

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.20% for Institutional Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Institutional Shares	20	67	122	286

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund

Western Asset Institutional Liquid Reserves	3

may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

4	Western Asset Institutional Liquid Reserves

Certain risks cont’d

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").

Western Asset Institutional Liquid Reserves	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares). The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.34 Worst quarter (09/30/2011): 0.03 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.15

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.17	1.88	2.18

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Institutional Shares generally are as follows:

Investment minimum initial/additional investments ($)
General/Institutional Investors purchasing through the fund	1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	50,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

6	Western Asset Institutional Liquid Reserves

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Institutional Liquid Reserves	7

More on the fund’s investment strategies, investments and risks

The fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Credit quality

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

The fund must follow strict rules with respect to the liquidity of its portfolio securities including daily and weekly liquidity requirements. In addition, the fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by the fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they

8	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments

The fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

Western Asset Institutional Liquid Reserves	9

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration

The fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

The fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. The fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss

10	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, the fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

The fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, the fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in the fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

The fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Because the fund is subject to maturity limitations on the investments it may purchase, many of its investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do

Western Asset Institutional Liquid Reserves	11

so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in the fund, you agree to this reduction should it become necessary.

Investment structure

The fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the fund in this Prospectus include the underlying fund. The fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund.

More on risks of investing in the fund

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in the fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

12	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d

Credit risk. The fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If the fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, the fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. The fund invests in short-term money market instruments. As a result, the amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income, and, if the fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by the fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. The fund may concentrate in bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including

Western Asset Institutional Liquid Reserves	13

defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in the fund may involve foreign investments risk.

Risks relating to investments in municipal securities. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of the fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

14	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If the fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. The fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/ prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about the fund, please visit the fund’s website, http://www.leggmason.com/ individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from the fund. The fund does not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

Western Asset Institutional Liquid Reserves	15

Management fee

The fund pays a management fee at an annual rate that decreases as assets increase as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion, up to and including $2 billion; 0.200% on assets over $2 billion, up to and including $5 billion; 0.175% on assets over $5 billion, up to and including $10 billion; and 0.150% on assets over $10 billion.

For the fiscal year ended August 31, 2012, the fund paid LMPFA an effective management fee of 0.12% of the fund’s average daily net assets for management services after waivers and/or reimbursements.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Institutional Shares are not expected to exceed 0.20%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Recordkeeping fees

The fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the fund’s sole and exclusive distributor.

The distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

16	Western Asset Institutional Liquid Reserves

Buying shares

Shares of the fund are offered continuously and purchases may be made on any day the fund is open for business, as described under “Share price/Fund business days” below.

The fund may offer one or more additional classes of shares. Only Institutional Shares are offered through this Prospectus.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the fund (each called a “Service Agent”)

•	Directly from the fund

Please note that Institutional Shares are not available to individual investors, except for individual investors buying directly from the fund.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares. If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Your Service Agent may charge an annual account maintenance fee.

Through the fund

Investors should contact the fund at 1-877-721-1926 or 1-203-703-6002 to open an account and make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

For initial purchases, complete and send your account application to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Western Asset Institutional Liquid Reserves	17

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to the fund.

If the fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by the fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

18	Western Asset Institutional Liquid Reserves

Exchanging shares

Generally	You may exchange shares of the fund for Institutional Shares, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging are open for business. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•    If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the fund at 1-877-721-1926 or 1-203-703-6002.

•    Exchanges may be made only between accounts that have identical registrations

•    The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002.
By mail

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at

1-877-721-1926 or 1-203-703-6002.

Western Asset Institutional Liquid Reserves	19

Redeeming shares

Generally

You may redeem shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

Other than as described below, if your request is received in good order by your Service Agent or the transfer agent prior to the time that the fund makes its final net asset value calculation on any day the fund is open for business (normally 4:00 p.m. (Eastern time)), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through the fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The fund reserves the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

By mail

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

20	Western Asset Institutional Liquid Reserves

Redeeming shares cont’d

Your written request must provide the following:

•    The fund name, the class of shares being redeemed and your account number

•    The dollar amount or number of shares being redeemed

•    Signature of each owner exactly as the account is registered

•    Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•    Name of fund being redeemed

•    Class of shares being redeemed

•    Account number

If you hold your shares directly with a fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Institutional Liquid Reserves	21

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the fund or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the fund for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

22	Western Asset Institutional Liquid Reserves

Other things to know about transactions cont’d

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information). The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund, or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Western Asset Institutional Liquid Reserves	23

Dividends, distributions and taxes

Dividends

The fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. The fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions from the fund, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the fund may be subject to federal withholding tax. To the extent that fund distributions consist of dividends or other payments that are subject to withholding, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from the fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

24	Western Asset Institutional Liquid Reserves

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order. You may exchange shares at the final NAV calculated on a fund business day after receipt of your request in good order.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

The fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. The fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

The fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, the fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If the fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the fund reserves the right to close early and make its final NAV calculation as of the time of the early close.

The fund normally closes for business at 4:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and make its final NAV calculation as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

To determine whether the fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of your Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Institutional Liquid Reserves	25

Financial highlights

The financial highlights table is intended to help you understand the performance of Institutional Shares for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares[1]	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.002	0.002	0.002	0.015	0.039
Net realized and unrealized gain (loss)[2]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.002	0.002	0.002	0.015	0.039
Less distributions from:
Net investment income	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Total distributions	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.18%	0.21%	0.22%	1.45%[4]	3.98%[4]
Net assets, end of year (millions)	$5,362	$6,262	$6,927	$5,258	$11,281
Ratios to average net assets:
Gross expenses[5]	0.23%	0.22%[6]	0.31%[7]	0.35%[7]	0.29%
Net expenses[5,8,9]	0.15	0.16 [6]	0.15 [7]	0.22 [7]	0.10
Net investment income	0.18	0.21	0.22	1.48	4.07

[1]	Effective May 31, 2010, Class A shares were renamed Institutional shares.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.14%, respectively, for the year ended August 31, 2010 and 0.32% and 0.19%, respectively, for the year ended August 31, 2009.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Liquid Reserves

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926 or 1-203-703-6002, or by writing to the fund at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

FD03310ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Liquid Reserves

Class: Ticker Symbol

Investor	Shares: LLRXX

Western Asset

Institutional Cash Reserves

Class: Ticker Symbol

Investor	Shares: LCRXX

Western Asset

Institutional U.S. Treasury Reserves

Class: Ticker Symbol

Investor	Shares: LTRXX

Western Asset

Institutional Government Reserves

Class: Ticker Symbol

Investor	Shares: LGRXX

Western Asset

Institutional Tax Free Reserves

Class: Ticker Symbol

Investor	Shares: LTFXX

Western Asset

Institutional AMT Free Municipal Money Market Fund

Class: Ticker Symbol

Investor	Shares: LATXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Money Market Funds	3

Western Asset Institutional Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.21
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.02
Total annual fund operating expenses	0.33

[1]	“Other expenses” for Investor Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Investor Shares	34	106	186	418

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

4	Western Asset Money Market Funds

Principal investment strategies cont’d

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as

Western Asset Money Market Funds	5

foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

6	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares), a class of the fund that is invested in the same portfolio of securities as Investor Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Investor Shares because there were no Investor Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.34 Worst quarter (09/30/2011): 0.03 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.15

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.17	1.88	2.18

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Investor Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Investor Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Western Asset Money Market Funds	7

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

8	Western Asset Money Market Funds

Western Asset Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.03
Total annual fund operating expenses	0.33

[1]	“Other expenses” for Investor Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Investor Shares	34	106	186	418

The fund invests in securities through an underlying fund: Prime Cash Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

Western Asset Money Market Funds	9

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

10	Western Asset Money Market Funds

Certain risks cont’d

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SA”).

Western Asset Money Market Funds	11

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class O shares), a class of the fund that is invested in the same portfolio of securities as Investor Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Investor Shares because there were no Investor Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.32 Worst quarter (09/30/2011): 0.03 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.15

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	Since Inception	Inception date
Institutional Shares	0.17	1.83	2.17	10/02/2002

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Investor Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Investor Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 5:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

12	Western Asset Money Market Funds

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	13

Western Asset Institutional U.S. Treasury Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.18
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.02
Total annual fund operating expenses	0.30

[1]	“Other expenses” for Investor Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Investor Shares	31	97	169	380

The fund invests in securities through an underlying fund: U.S. Treasury Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements, but may enter into reverse repurchase agreements to satisfy redemption requests or for other temporary or emergency purposes. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

14	Western Asset Money Market Funds

Certain risks cont’d

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	15

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Investor Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Investor Shares because there were no Investor Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.22 Worst quarter (03/31/2010): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.01

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.02	1.22	1.68

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Investor Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Investor Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 2:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

16	Western Asset Money Market Funds

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	17

Western Asset Institutional Government Reserves

Investment objective

The fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.02
Total annual fund operating expenses	0.32

[1]	“Other expenses” for Investor Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Investor Shares	33	103	180	405

The fund invests in securities through an underlying fund: Government Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Government Portfolio.

Principal investment strategies

The fund is a money market fund which invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

18	Western Asset Money Market Funds

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	19

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares), a class of the fund that is invested in the same portfolio of securities as Investor Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Investor Shares because there were no Investor Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.28 Worst quarter (09/30/2011): 0.01 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.03

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.04	1.58	1.94

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Investor Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Investor Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

20	Western Asset Money Market Funds

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	21

Western Asset Institutional Tax Free Reserves

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.24
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.05
Total annual fund operating expenses	0.39
Fees waived and/or expenses reimbursed[2]	(0.04)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.35

[1]	“Other expenses” for Investor Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.35% for Investor Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Investor Shares	36	117	211	485

The fund invests in securities through an underlying fund: Tax Free Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Tax Free Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

22	Western Asset Money Market Funds

Principal investment strategies cont’d

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax

Western Asset Money Market Funds	23

due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

24	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Investor Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Investor Shares because there were no Investor Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2007): 0.90 Worst quarter (12/31/2011): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.05

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.16	1.27	1.51

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Investor Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Investor Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Western Asset Money Market Funds	25

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

26	Western Asset Money Market Funds

Western Asset Institutional AMT Free Municipal Money Market Fund

Investment objective

The fund seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.25
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.06
Total annual fund operating expenses	0.41
Fees waived and/or expenses reimbursed[2]	(0.06)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.35

[1]	“Other expenses” for Investor Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.35% for Investor Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Investor Shares	36	119	217	505

Principal investment strategies

The fund is a money market fund which, under normal circumstances, will invest substantially all of its assets in short-term high quality municipal securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Western Asset Money Market Funds	27

The interest paid on municipal securities purchased by the fund is excluded from gross income for regular federal income tax purposes, and, as noted above, will not typically be subject to the federal alternative minimum tax. As a result, the rate of interest paid on these securities normally is lower than the rate of interest paid on fully taxable securities.

Under normal circumstances, the fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although the fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to federal income tax or the federal alternative minimum tax. In addition, the fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions, as described under “More on the funds’ investment strategies, investments and risks—Defensive investing.”

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example,

28	Western Asset Money Market Funds

Certain risks cont’d

expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").

Western Asset Money Market Funds	29

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares), a class of the fund that is invested in the same portfolio of securities as Investor Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Investor Shares because there were no Investor Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (09/30/2007): 0.88 Worst quarter (03/31/2010): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.04

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.16	1.27	1.51

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Investor Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Investor Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

30	Western Asset Money Market Funds

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	31

More on the funds’ investment strategies, investments and risks

Each fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The investment objective of each of Western Asset Institutional Liquid Reserves (“Institutional Liquid Reserves”) and Western Asset Institutional Cash Reserves (“Institutional Cash Reserves”) is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset Institutional U.S. Treasury Reserves’ (“Institutional U.S. Treasury Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. Western Asset Institutional Government Reserves’ (“Institutional Government Reserves”) investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional Tax Free Reserves’ (“Institutional Tax Free Reserves”) investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Western Asset Institutional AMT Free Municipal Money Market Fund’s (“AMT Free Municipal Fund”) investment objective is to seek current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Except for Institutional Tax Free Reserves’ and AMT Free Municipal Fund’s 80% policies, discussed below, each fund’s investment strategies may be changed without shareholder approval. Each fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Under normal market conditions, Institutional Tax Free Reserves invests at least 80% of its assets in short-term, high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to Institutional Tax Free Reserves’ 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax and/or the federal alternative minimum tax.

Under normal circumstances, AMT Free Municipal Fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although AMT Free Municipal Fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax or the federal alternative minimum tax.

Credit quality

Institutional Liquid Reserves, Institutional Cash Reserves and Institutional Government Reserves each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. Institutional Tax Free Reserves and AMT Free Municipal Fund each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, a fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

32	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days. In addition, each fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage

Western Asset Money Market Funds	33

Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

34	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Each of Institutional Tax Free Reserves and AMT Free Municipal Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Banking industry concentration — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Western Asset Money Market Funds	35

Repurchase agreements — each fund other than Institutional U.S. Treasury Reserves

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the funds do not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

Institutional Tax Free Reserves may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions and investing, without limit, in any type of high quality taxable money market instruments, or holding cash, without regard to any percentage limitations.

AMT Free Municipal Fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions by taking temporary defensive positions and investing without limit in any type of taxable money market instruments, including those subject to the federal alternative minimum tax, or holding cash, without regard to any percentage limitations.

Institutional U.S. Treasury Reserves may invest only in direct obligations of the U.S. Treasury. In the event of unusual circumstances when direct U.S. Treasury obligations are not available for purchase, or when the subadviser deems it appropriate, including during periods when the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest is paid at all, the fund may, without limit, hold cash uninvested.

Each fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. In addition, if Institutional Tax Free Reserves or AMT Free Municipal Fund takes a temporary defensive position, it may distribute income subject to regular federal income tax and/or the federal alternative minimum tax.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

36	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

•

With respect to Institutional Tax Free Reserves and AMT Free Municipal Fund, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure — each fund other than AMT Free Municipal Fund

Each fund other than AMT Free Municipal Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each fund (other than AMT Free Municipal Fund) in this Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund's Board believes it to be in the best interests of the fund's shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund. AMT Free Municipal Fund may also invest in one or more other mutual funds or pooled investment vehicles in the future, rather than investing directly in securities.

More on risks of investing in the funds

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds' manager and its affiliates are under no obligation to provide financial support to the funds or take other measures to ensure that you receive $1.00 per share for your investment in a fund. You should not invest in a fund with the expectation that any such action will be taken.

There is no assurance that a fund will meet its investment objective.

Western Asset Money Market Funds	37

A fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. Each fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, a fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

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More on the funds’ investment strategies, investments and risks cont’d

Structured securities risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. Each of Institutional Liquid Reserves, Institutional Cash Reserves, Institutional Tax Free Reserves and AMT Free Municipal Fund may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign investments risk.

Risks relating to investments in municipal securities (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). A fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Western Asset Money Market Funds	39

The value of a fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, a fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Tax risk. There is no guarantee that the income on Institutional Tax Free Reserves’ and AMT Free Municipal Fund’s municipal securities will remain exempt from regular federal income tax or the federal alternative minimum tax. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Institutional Tax Free Reserves and AMT Free Municipal Fund purchase municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax and, as applicable, the federal alternative minimum tax. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax, or the federal alternative minimum tax, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by the fund.

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More on the funds’ investment strategies, investments and risks cont’d

Some of Institutional Tax Free Reserves’ and AMT Free Municipal Fund’s income distributions may be subject to regular federal income tax or the federal alternative minimum tax, and distributions of any capital gains generally will be subject to regular federal income tax. In addition, distributions of the fund’s income and capital gains will generally be subject to state and local taxes.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

Management fee

Each of Institutional Liquid Reserves, Institutional U.S. Treasury Reserves, Institutional Tax Free Reserves, Institutional Government Reserves and AMT Free Municipal Fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion, up to and including $2 billion; 0.200% on assets over $2 billion, up to and including $5 billion; 0.175% on assets over $5 billion, up to and including $10 billion; and 0.150% on assets over $10 billion. Institutional Cash Reserves pays a management fee of 0.20% of the fund’s average daily net assets.

Western Asset Money Market Funds	41

For the fiscal year ended August 31, 2012, each of the following funds paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

Fund	Fee rate (%)
Institutional Liquid Reserves	0.12
Institutional Cash Reserves	0.12
Institutional U.S. Treasury Reserves	0.09
Institutional Tax Free Reserves	0.14

A discussion regarding the basis for the Board’s approval of each of the above fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

For the periods indicated below, each of the following funds paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

For the fiscal period from June 1, 2012 until August 31, 2012
Fund	Fee rate (%)
Institutional Government Reserves	0.12
AMT Free Municipal Fund	0.14

For the fiscal year ended May 31, 2012
Fund	Fee rate (%)
Institutional Government Reserves	0.12
AMT Free Municipal Fund	0.18

A discussion regarding the basis for the Board’s approval of each of the above fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended November 30, 2011.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Investor Shares are not expected to exceed the following percentages of the class’ average daily net assets, subject to recapture as described below:

Fund	Limit (%)
Institutional Liquid Reserves—Investor Shares	0.35
Institutional Cash Reserves—Investor Shares	0.35
Institutional U.S. Treasury Reserves—Investor Shares	0.35
Institutional Tax Free Reserves—Investor Shares	0.35
Institutional Government Reserves— Investor Shares	0.35
AMT Free Municipal Fund—Investor Shares	0.35

These arrangements are expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in the class’ total annual operating expenses exceeding the applicable limits described above, or any other lower limit then in effect.

42	Western Asset Money Market Funds

More on fund management cont’d

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, each fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.10% for Investor Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds' distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

Western Asset Money Market Funds	43

Buying shares

Shares of the funds are offered continuously and purchases may be made on any day the funds are open for business, as described under “Share price/Fund business days” below.

Each fund may offer one or more additional classes of shares. Only Investor Shares are offered through this Prospectus.

You may set up an account to buy shares only through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”).

You should contact your Service Agent to open an account to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares.

If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Through a fund

If you hold your shares in an account with a fund, contact the funds at 1-877-721-1926 or 1-203-703-6002 to make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

Orders may be received by mail as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

44	Western Asset Money Market Funds

Buying shares cont’d

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to a fund.

If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by a fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	45

Exchanging shares

Generally	You may exchange shares of a fund (other than shares of Institutional Cash Reserves) for Investor Shares, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging are open for business. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-203-703-6002.

•   Exchanges may be made only between accounts that have identical registrations

•   The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

46	Western Asset Money Market Funds

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with a fund, call the fund at

1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

For Institutional Liquid Reserves, Institutional Tax Free Reserves and AMT Free Municipal Fund: Other than as described below, if your request is received in good order by your Service Agent or the transfer agent prior to the time the fund makes its final net asset value calculation on any day the fund is open for business (normally 4:00 p.m. (Eastern time) in the case of Institutional Liquid Reserves and 12:00 noon (Eastern time) in the case of Institutional Tax Free Reserves and AMT Free Municipal Fund), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

For Institutional Cash Reserves, Institutional U.S. Treasury Reserves and Institutional Government Reserves: You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 5:00 p.m. (Eastern time) in the case of Institutional Cash Reserves, 2:00 p.m. (Eastern time) in the case of Institutional U.S. Treasury Reserves and 4:00 p.m. (Eastern time) in the case of Institutional Government Reserves), on the next business day. Each of these funds may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

For all funds: You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds reserve the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

Western Asset Money Market Funds	47

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   Account number

If you hold your shares directly with a fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

48	Western Asset Money Market Funds

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using a fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

Western Asset Money Market Funds	49

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information). Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, a fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds, or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds’ Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase a fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors (Institutional Cash Reserves only)

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

50	Western Asset Money Market Funds

Other things to know about transactions cont’d

The fund has received an order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

Western Asset Money Market Funds	51

Dividends, distributions and taxes

Dividends

Each fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the funds to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from Institutional Liquid Reserves, Institutional Cash Reserves, Institutional U.S. Treasury Reserves or Institutional Government Reserves, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. Institutional Liquid Reserves, Institutional Cash Reserves, Institutional U.S. Treasury Reserves and Institutional Government Reserves do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Institutional Tax Free Reserves and AMT Free Municipal Fund expect that most of their net income will be attributable to interest on municipal obligations and that, as a result, most of those funds’ dividends to you will be exempt-interest dividends, which are not subject to regular federal income tax. However, Institutional Tax Free Reserves and AMT Free Municipal Fund may invest from time to time in taxable securities, and while under normal circumstances the manager does not invest either Institutional Tax Free Reserves’ or AMT Free Municipal Fund’s assets in securities whose interest is subject to the federal alternative minimum tax, certain exempt-interest dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that Institutional Tax Free Reserves and AMT Free Municipal Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by Institutional Tax Free Reserves or AMT Free Municipal Fund on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable, whether paid in cash or reinvested in additional shares. Institutional Tax Free Reserves and AMT Free Municipal Fund do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. You may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning shares in Institutional Tax Free Reserves or AMT Free Municipal Fund. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying shares in Institutional Tax Free Reserves or AMT Free Municipal Fund.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

52	Western Asset Money Market Funds

Dividends, distributions and taxes cont’d

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a fund may be subject to federal withholding tax. Most distributions received from Institutional Tax Free Reserves and AMT Free Municipal Fund are expected to be exempt-interest dividends, which are not subject to such withholding. To the extent that fund distributions consist of ordinary dividends or other payments that are subject to withholding, a fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from a fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions (including exempt-interest dividends) it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Western Asset Money Market Funds	53

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order. You may exchange shares at the final NAV calculated on a fund business day after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Each fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, a fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If a fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and make its final NAV calculation as of the time of its early close.

Institutional Liquid Reserves normally closes for business at 4:00 p.m. (Eastern time). Institutional Cash Reserves normally closes for business at 5:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, Institutional Liquid Reserves and Institutional Cash Reserves will close for business and make their final NAV calculations as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

Institutional U.S. Treasury Reserves normally closes for business at 2:00 p.m. (Eastern time). Institutional Government Reserves normally closes for business at 4:00 p.m. (Eastern time). When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, Institutional U.S. Treasury Reserves and Institutional Government Reserves will close for business and make their final NAV calculation as of 12:00 noon and 2:00 p.m. (Eastern time), respectively, on that day. For calendar year 2013, SIFMA recommends an early close of the bond markets on March 28, 2013, May 24, 2013, November 29, 2013, December 24, 2013 and December 31, 2013. The schedule may be changed by SIFMA due to market conditions.

Institutional Tax Free Reserves and AMT Free Municipal Fund normally close for business at 12:00 noon (Eastern time).

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

54	Western Asset Money Market Funds

Financial highlights

The financial highlights tables are intended to help you understand the performance of Institutional Shares for the past five years, unless otherwise noted. No financial information is presented for Investor Shares since there were no Investor Shares outstanding during the periods shown. The returns for Investor Shares will differ from those of Institutional Shares to the extent their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from each fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Liquid Reserves[1]	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.002	0.002	0.002	0.015	0.039
Net realized and unrealized gain (loss)[2]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.002	0.002	0.002	0.015	0.039
Less distributions from:
Net investment income	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Total distributions	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.18%	0.21%	0.22%	1.45%[4]	3.98%[4]
Net assets, end of year (millions)	$5,362	$6,262	$6,927	$5,258	$11,281
Ratios to average net assets:
Gross expenses[5]	0.23%	0.22%[6]	0.31%[7]	0.35%[7]	0.29%
Net expenses[5,8,9]	0.15	0.16 [6]	0.15 [7]	0.22 [7]	0.10
Net investment income	0.18	0.21	0.22	1.48	4.07

[1]	Effective May 31, 2010, Class A shares were renamed Institutional shares.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.14%, respectively, for the year ended August 31, 2010 and 0.32% and 0.19%, respectively, for the year ended August 31, 2009.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

Western Asset Money Market Funds	55

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Cash Reserves[1]	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.002	0.002	0.002	0.014	0.038
Net realized gain (loss)[2]	(0.000)	0.000	0.000	(0.000)	0.000
Total income from operations	0.002	0.002	0.002	0.014	0.038
Less distributions from:
Net investment income	(0.002)	(0.002)	(0.002)	(0.014)	(0.038)
Net realized gains	(0.000) [2]	—	—	—	—
Total distributions	(0.002)	(0.002)	(0.002)	(0.014)	(0.038)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.18%	0.20%	0.20%	1.36%	3.87%
Net assets, end of year (millions)	$8,896	$8,578	$11,012	$7,965	$10,184
Ratios to average net assets:
Gross expenses[4]	0.22%	0.22%	0.68%	0.85%[5]	0.82%
Net expenses[4,6,7]	0.14	0.15	0.16	0.16 [5]	0.10
Net investment income	0.18	0.20	0.20	1.28	3.51

[1]	Effective May 31, 2010, Class O shares were renamed Institutional Shares.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.13%, respectively.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.15%.

[7]	Reflects fee waivers and/or expense reimbursements.

56	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional U.S. Treasury Reserves	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
Income from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.004	0.025
Net realized gain[1]	0.000		0.000		0.000		0.000	0.000
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.004	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.004)	(0.025)
Net realized gains[1]	(0.000)		(0.000)		(0.000)		(0.000)	(0.000)
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.004)	(0.025)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.02%		0.03%		0.43%	2.49%
Net assets, end of year (000s)	$12,360,246		$13,472,006		$13,659,011		$20,937,693	$12,471,449
Ratios to average net assets:
Gross expenses[3]	0.20%		0.20%		0.27%		0.30%[4]	0.31%
Net expenses[3,5,6]	0.06	[7]	0.11	[7]	0.15	[7]	0.20 [4]	0.20
Net investment income	0.01		0.02		0.01		0.44	2.09

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.28% and 0.18%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	57

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares — Institutional Government Reserves[1]	2012[2]		2012[3]		2011[3]		2010[3]		2009[3]		2008[3]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[4]	0.000	[4]	0.001		0.001		0.014		0.041
Net realized gain[4]	0.000		0.000		0.000		0.000		0.000		0.000
Total income from operations	0.000	[4]	0.000	[4]	0.001		0.001		0.014		0.041
Less distributions from:
Net investment income	(0.000)	[4]	(0.000)	[4]	(0.001)		(0.001)		(0.014)		(0.041)
Net realized gains	—		(0.000)	[4]	(0.000)	[4]	(0.000)	[4]	(0.000)	[4]	(0.000) [4]
Total distributions	(0.000)	[4]	(0.000)	[4]	(0.001)		(0.001)		(0.014)		(0.041)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return[5]	0.01%		0.03%		0.08%		0.15%		1.45%		4.18%
Net assets, end of year (millions)	$8,781		$10,743		$11,010		$10,134		$12,025		$7,273
Ratios to average net assets:
Gross expenses	0.22%[6,7]		0.21%[7]		0.20%[7]		0.20%[7,8]		0.24%[7,8]		0.22%
Net expenses[9,10]	0.14	[6,7,11]	0.12	[7,11]	0.15	[7,11]	0.18	[7,8,11]	0.24	[7,8]	0.19
Net investment income	0.05	[6]	0.03		0.08		0.14		1.30		3.71

[1]	Effective May 2, 2009, Class A shares were renamed Institutional shares.

[2]	For the period June 1, 2012 to August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended May 31, 2010 and would both have been 0.21% for the year ended May 31, 2009.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	In order to maintain a minimum yield, additional waivers were implemented.

58	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Tax Free Reserves	2012	2011	2010	2009		2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000		$1.000
Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.011		0.025
Net realized gain (loss)[1]	(0.000)	(0.000)	0.000	(0.000)		0.000
Total income from operations	0.001	0.002	0.002	0.011		0.025
Less distributions from:
Net investment income	(0.001)	(0.002)	(0.002)	(0.011)		(0.025)
Net realized gains	—	—	—	(0.000)	[1]	—
Total distributions	(0.001)	(0.002)	(0.002)	(0.011)		(0.025)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000		$1.000
Total return[2]	0.08%	0.20%	0.15%	1.13%		2.49%
Net assets, end of year (millions)	$1,147	$2,465	$2,461	$2,376		$2,302
Ratios to average net assets:
Gross expenses[3]	0.29%	0.26%	0.34%	0.41%[4]		0.36%
Net expenses[3,5,6]	0.18	0.18	0.17	0.24	[4]	0.20
Net investment income	0.09	0.20	0.15	1.13		2.44

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.37% and 0.20%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

Western Asset Money Market Funds	59

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares — AMT Free Municipal Money Market Fund[1]	2012[2]		2012[3]	2011[3]	2010[3]	2009[3]		2008[3]
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (loss) from operations:
Net investment income	0.000	[4]	0.001	0.002	0.002	0.015		0.029
Net realized gain (loss)	(0.000)	[4]	0.000 [4]	0.000 [4]	(0.001)	(0.000)	[4]	0.000	[4]
Total income from operations	0.000	[4]	0.001	0.002	0.001	0.015		0.029
Less distributions from:
Net investment income	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net realized gains	—		—	—	—	(0.000)	[4]	(0.000)	[4]
Total distributions	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total return[5]	0.01%		0.10%	0.23%	0.15%	1.49%		2.98%
Net assets, end of year (millions)	$864		$1,097	$1,256	$1,339	$2,015		$3,136
Ratios to average net assets:
Gross expenses	0.31%[6]		0.29%	0.28%	0.29%[7]	0.28%[7]		0.25%
Net expenses[8,9,10]	0.20	6,†	0.22	0.20	0.24 [7]	0.26	[7]	0.23
Net investment income	0.05	[6]	0.10	0.21	0.16	1.53		2.93

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	For the period June 1, 2012 through August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.001 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

†	In order to maintain a minimum yield, additional waivers were implemented.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Liquid Reserves

Western Asset

Institutional Cash Reserves

Western Asset

Institutional U.S. Treasury Reserves

Western Asset

Institutional Government Reserves

Western Asset

Institutional Tax Free Reserves

Western Asset

Institutional AMT Free Municipal Money Market Fund

Investor Shares

You may visit the funds’ website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in a fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-203-703-6002, or by writing to the funds at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

WASX012411ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Liquid Reserves

Class: Ticker Symbol

Administrative	Shares: LRAXX

Western Asset

Institutional Cash Reserves

Class: Ticker Symbol

Administrative	Shares: LCAXX

Western Asset

Institutional U.S. Treasury Reserves

Class: Ticker Symbol

Administrative	Shares: LTAXX

Western Asset

Institutional Government Reserves

Class: Ticker Symbol

Administrative	Shares: LGAXX

Western Asset

Institutional Tax Free Reserves

Class: Ticker Symbol

Administrative	Shares: LFAXX

Western Asset

Institutional AMT Free Municipal Money Market Fund

Class: Ticker Symbol

Administrative	Shares: LMAXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Money Market Funds	3

Western Asset Institutional Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.21
Distribution and service (12b-1) fees	0.20
Other expenses[1]	0.02
Total annual fund operating expenses	0.43
Fees waived and/or expenses reimbursed[2]	(0.03)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Administrative Shares	41	132	235	537

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay

4	Western Asset Money Market Funds

Principal investment strategies cont’d

interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of

Western Asset Money Market Funds	5

its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

6	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares), a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.34 Worst quarter (09/30/2011): 0.03 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.15

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.17	1.88	2.18

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Western Asset Money Market Funds	7

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

8	Western Asset Money Market Funds

Western Asset Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.20
Other expenses[1]	0.03
Total annual fund operating expenses	0.43
Fees waived and/or expenses reimbursed[2]	(0.03)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Administrative Shares	41	132	235	537

The fund invests in securities through an underlying fund: Prime Cash Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay

Western Asset Money Market Funds	9

interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

10	Western Asset Money Market Funds

Certain risks cont’d

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	11

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class O shares), a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.32 Worst quarter (09/30/2011): 0.03 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.15

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	Since inception	Inception date
Institutional Shares	0.17	1.83	2.17	10/02/2002

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 5:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

12	Western Asset Money Market Funds

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	13

Western Asset Institutional U.S. Treasury Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.18
Distribution and service (12b-1) fees	0.20
Other expenses[1]	0.02
Total annual fund operating expenses	0.40

[1]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Administrative Shares	41	129	225	506

The fund invests in securities through an underlying fund: U.S. Treasury Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements, but may enter into reverse repurchase agreements to satisfy redemption requests or for other temporary or emergency purposes. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

14	Western Asset Money Market Funds

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	15

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.22 Worst quarter (03/31/2010): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.01

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.02	1.22	1.68

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 2:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

16	Western Asset Money Market Funds

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	17

Western Asset Institutional Government Reserves

Investment objective

The fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.20
Other expenses[1]	0.02
Total annual fund operating expenses	0.42
Fees waived and/or expenses reimbursed[2]	(0.02)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Administrative Shares	41	133	231	525

The fund invests in securities through an underlying fund: Government Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Government Portfolio.

Principal investment strategies

The fund is a money market fund which invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

18	Western Asset Money Market Funds

Principal investment strategies cont’d

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").

Western Asset Money Market Funds	19

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares), a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.28 Worst quarter (09/30/2011): 0.01 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.03

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.04	1.58	1.94

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

20	Western Asset Money Market Funds

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	21

Western Asset Institutional Tax Free Reserves

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.24
Distribution and service (12b-1) fees	0.20
Other expenses[1]	0.05
Total annual fund operating expenses	0.49
Fees waived and/or expenses reimbursed[2]	(0.09)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Administrative Shares	41	139	256	598

The fund invests in securities through an underlying fund: Tax Free Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Tax Free Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

22	Western Asset Money Market Funds

Principal investment strategies cont’d

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax

Western Asset Money Market Funds	23

due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

24	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (06/30/2007): 0.90 Worst quarter (12/31/2011): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.05

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.16	1.27	1.51

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Western Asset Money Market Funds	25

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

26	Western Asset Money Market Funds

Western Asset Institutional AMT Free Municipal Money Market Fund

Investment objective

The fund seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.25
Distribution and service (12b-1) fees	0.20
Other expenses[1]	0.06
Total annual fund operating expenses	0.51
Fees waived and/or expenses reimbursed[2]	(0.11)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Administrative Shares	41	141	263	619

Principal investment strategies

The fund is a money market fund which, under normal circumstances, will invest substantially all of its assets in short-term high quality municipal securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Western Asset Money Market Funds	27

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

The interest paid on municipal securities purchased by the fund is excluded from gross income for regular federal income tax purposes, and, as noted above, will not typically be subject to the federal alternative minimum tax. As a result, the rate of interest paid on these securities normally is lower than the rate of interest paid on fully taxable securities.

Under normal circumstances, the fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although the fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to federal income tax or the federal alternative minimum tax. In addition, the fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions, as described under “More on the funds’ investment strategies, investments and risks – Defensive investing.”

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield

28	Western Asset Money Market Funds

Certain risks cont’d

may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	29

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares), a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (09/30/2007): 0.88 Worst quarter (03/31/2010): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.04

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.16	1.27	1.51

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

30	Western Asset Money Market Funds

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	31

More on the funds’ investment strategies, investments and risks

Each fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The investment objective of each of Western Asset Institutional Liquid Reserves (“Institutional Liquid Reserves”) and Western Asset Institutional Cash Reserves (“Institutional Cash Reserves”) is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset Institutional U.S. Treasury Reserves’ (“Institutional U.S. Treasury Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. Western Asset Institutional Government Reserves’ (“Institutional Government Reserves”) investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional Tax Free Reserves’ (“Institutional Tax Free Reserves”) investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Western Asset Institutional AMT Free Municipal Money Market Fund’s (“AMT Free Municipal Fund”) investment objective is to seek current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Except for Institutional Tax Free Reserves’ and AMT Free Municipal Fund’s 80% policies, discussed below, each fund’s investment strategies may be changed without shareholder approval. Each fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Under normal market conditions, Institutional Tax Free Reserves invests at least 80% of its assets in short-term, high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to Institutional Tax Free Reserves’ 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax and/or the federal alternative minimum tax.

Under normal circumstances, AMT Free Municipal Fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although AMT Free Municipal Fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax or the federal alternative minimum tax.

Credit quality

Institutional Liquid Reserves, Institutional Cash Reserves and Institutional Government Reserves each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. Institutional Tax Free Reserves and AMT Free Municipal Fund each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, a fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

32	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days. In addition, each fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Western Asset Money Market Funds	33

Structured instruments — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation

34	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Each of Institutional Tax Free Reserves and AMT Free Municipal Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Banking industry concentration — each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves

Each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

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Repurchase agreements — each fund other than Institutional U.S. Treasury Reserves

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the funds do not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

Institutional Tax Free Reserves may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions and investing, without limit, in any type of high quality taxable money market instruments, or holding cash, without regard to any percentage limitations.

AMT Free Municipal Fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions by taking temporary defensive positions and investing without limit in any type of taxable money market instruments, including those subject to the federal alternative minimum tax, or holding cash, without regard to any percentage limitations.

Institutional U.S. Treasury Reserves may invest only in direct obligations of the U.S. Treasury. In the event of unusual circumstances when direct U.S. Treasury obligations are not available for purchase, or when the subadviser deems it appropriate, including during periods when the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest is paid at all, the fund may, without limit, hold cash uninvested.

Each fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. In addition, if Institutional Tax Free Reserves or AMT Free Municipal Fund takes a temporary defensive position, it may distribute income subject to regular federal income tax and/or the federal alternative minimum tax.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

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More on the funds’ investment strategies, investments and risks cont’d

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

•

With respect to Institutional Tax Free Reserves and AMT Free Municipal Fund, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure — each fund other than AMT Free Municipal Fund

Each fund other than AMT Free Municipal Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each fund (other than AMT Free Municipal Fund) in this Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund's Board believes it to be in the best interests of the fund's shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund. AMT Free Municipal Fund may also invest in one or more other mutual funds or pooled investment vehicles in the future, rather than investing directly in securities.

More on risks of investing in the funds

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds' manager and its affiliates are under no obligation to provide financial support to the funds or take other measures to ensure that you receive $1.00 per share for your investment in a fund. You should not invest in a fund with the expectation that any such action will be taken.

Western Asset Money Market Funds	37

There is no assurance that a fund will meet its investment objective.

A fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. Each fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, a fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

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More on the funds’ investment strategies, investments and risks cont’d

Structured securities risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. Each of Institutional Liquid Reserves, Institutional Cash Reserves, Institutional Tax Free Reserves and AMT Free Municipal Fund may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign investments risk.

Risks relating to investments in municipal securities (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). A fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Western Asset Money Market Funds	39

The value of a fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, a fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk (each fund other than Institutional U.S. Treasury Reserves and Institutional Government Reserves). When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Tax risk. There is no guarantee that the income on Institutional Tax Free Reserves' and AMT Free Municipal Fund's municipal securities will remain exempt from regular federal income tax or the federal alternative minimum tax. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Institutional Tax Free Reserves and AMT Free Municipal Fund purchase municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax and, as applicable, the federal alternative minimum tax. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax, or the federal alternative minimum tax, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by the fund.

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More on the funds’ investment strategies, investments and risks cont’d

Some of Institutional Tax Free Reserves' and AMT Free Municipal Fund's income distributions may be subject to regular federal income tax or the federal alternative minimum tax, and distributions of any capital gains generally will be subject to regular federal income tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local taxes.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the funds' policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

Management fee

Each of Institutional Liquid Reserves, Institutional U.S. Treasury Reserves, Institutional Tax Free Reserves, Institutional Government Reserves and AMT Free Municipal Fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion, up to and including $2 billion; 0.200% on assets over $2 billion, up to and including $5 billion; 0.175% on assets over $5 billion, up to and including $10 billion; and 0.150% on assets over $10 billion. Institutional Cash Reserves pays a management fee of 0.20% of the fund’s average daily net assets.

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For the fiscal year ended August 31, 2012, each of the following funds paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

Fund	Fee rate (%)
Institutional Liquid Reserves	0.12
Institutional Cash Reserves	0.12
Institutional U.S. Treasury Reserves	0.09
Institutional Tax Free Reserves	0.14

A discussion regarding the basis for the Board’s approval of each of the above fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

For the periods indicated below, each of the following funds paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

For the fiscal period from June 1, 2012 until August 31, 2012
Fund	Fee rate (%)
Institutional Government Reserves	0.12
AMT Free Municipal Fund	0.14

For the fiscal year ended May 31, 2012
Fund	Fee rate (%)
Institutional Government Reserves	0.12
AMT Free Municipal Fund	0.18

A discussion regarding the basis for the Board’s approval of each of the above fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended November 30, 2011.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Administrative Shares are not expected to exceed the following percentages of the class’ average daily net assets, subject to recapture as described below:

Fund	Limit (%)
Institutional Liquid Reserves — Administrative Shares	0.40
Institutional Cash Reserves — Administrative Shares	0.40
Institutional U.S. Treasury Reserves — Administrative Shares	0.40
Institutional Tax Free Reserves — Administrative Shares	0.40
Institutional Government Reserves — Administrative Shares	0.40
AMT Free Municipal Fund — Administrative Shares	0.40

These arrangements are expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in the class’ total annual operating expenses exceeding the applicable limits described above, or any other lower limit then in effect.

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

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More on fund management cont’d

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, each fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.20% for Administrative Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds' distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

Western Asset Money Market Funds	43

Buying shares

Shares of the funds are offered continuously and purchases may be made on any day the funds are open for business, as described under “Share price/Fund business days” below.

Each fund may offer one or more additional classes of shares. Only Administrative Shares are offered through this Prospectus.

You may set up an account to buy shares only through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”).

You should contact your Service Agent to open an account to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares.

If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

44	Western Asset Money Market Funds

Buying shares cont’d

Through a fund

If you hold your shares in an account with a fund, contact the funds at 1-877-721-1926 or 1-203-703-6002 to make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

Orders may be received by mail as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to a fund.

If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by a fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	45

Exchanging shares

Generally	You may exchange shares of a fund (other than shares of Institutional Cash Reserves) for Administrative Shares, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging are open for business. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•    If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-203-703-6002.

•    Exchanges may be made only between accounts that have identical registrations

•    The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

46	Western Asset Money Market Funds

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

For Institutional Liquid Reserves, Institutional Tax Free Reserves and AMT Free Municipal Fund: Other than as described below, if your request is received in good order by your Service Agent or the transfer agent prior to the time the fund makes its final net asset value calculation on any day the fund is open for business (normally 4:00 p.m. (Eastern time) in the case of Institutional Liquid Reserves and 12:00 noon (Eastern time) in the case of Institutional Tax Free Reserves and AMT Free Municipal Fund), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

For Institutional Cash Reserves, Institutional U.S. Treasury Reserves and Institutional Government Reserves: You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 5:00 p.m. (Eastern time) in the case of Institutional Cash Reserves, 2:00 p.m. (Eastern time) in the case of Institutional U. S. Treasury Reserves and 4:00 p.m. (Eastern time) in the case of Institutional Government Reserves), on the next business day. The fund may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

For all funds: You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds reserve the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

Western Asset Money Market Funds	47

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

•    The fund name, the class of shares being redeemed and your account number

•    The dollar amount or number of shares being redeemed

•    Signature of each owner exactly as the account is registered

•    Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•    Name of fund being redeemed

•    Class of shares being redeemed

•    Account number

If you hold your shares directly with a fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

48	Western Asset Money Market Funds

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using a fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Western Asset Money Market Funds	49

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information). Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, a fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds, or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds' Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase a fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors (Institutional Cash Reserves only)

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

50	Western Asset Money Market Funds

Other things to know about transactions cont’d

The fund has received an order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

Western Asset Money Market Funds	51

Dividends, distributions and taxes

Dividends

Each fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the funds to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from Institutional Liquid Reserves, Institutional Cash Reserves, Institutional U.S. Treasury Reserves or Institutional Government Reserves, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. Institutional Liquid Reserves, Institutional Cash Reserves, Institutional U.S. Treasury Reserves and Institutional Government Reserves do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Institutional Tax Free Reserves and AMT Free Municipal Fund expect that most of their net income will be attributable to interest on municipal obligations and that, as a result, most of those funds’ dividends to you will be exempt-interest dividends, which are not subject to regular federal income tax. However, Institutional Tax Free Reserves and AMT Free Municipal Fund may invest from time to time in taxable securities, and while under normal circumstances the manager does not invest either Institutional Tax Free Reserves’ or AMT Free Municipal Fund’s assets in securities whose interest is subject to the federal alternative minimum tax, certain exempt-interest dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that Institutional Tax Free Reserves and AMT Free Municipal Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by Institutional Tax Free Reserves or AMT Free Municipal Fund on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable, whether paid in cash or reinvested in additional shares. Institutional Tax Free Reserves and AMT Free Municipal Fund do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. You may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning shares in Institutional Tax Free Reserves or AMT Free Municipal Fund. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying shares in Institutional Tax Free Reserves or AMT Free Municipal Fund.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

52	Western Asset Money Market Funds

Dividends, distributions and taxes cont’d

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a fund may be subject to federal withholding tax. Most distributions received from Institutional Tax Free Reserves and AMT Free Municipal Fund are expected to be exempt-interest dividends, which are not subject to such withholding. To the extent that fund distributions consist of ordinary dividends or other payments that are subject to withholding, a fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from a fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions (including exempt-interest dividends) it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Western Asset Money Market Funds	53

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order. You may exchange shares at the final NAV calculated on a fund business day after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Each fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, a fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If a fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and make its final NAV calculation as of the time of its early close.

Institutional Liquid Reserves normally closes for business at 4:00 p.m. (Eastern time). Institutional Cash Reserves normally closes for business at 5:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, Institutional Liquid Reserves and Institutional Cash Reserves will close for business and make their final NAV calculations as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

Institutional U.S. Treasury Reserves normally closes for business at 2:00 p.m. (Eastern time). Institutional Government Reserves normally closes for business at 4:00 p.m. (Eastern time). When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, Institutional U.S. Treasury Reserves and Institutional Government Reserves will close for business and make their final NAV calculation as of 12:00 noon and 2:00 p.m. (Eastern time), respectively, on that day. For calendar year 2013, SIFMA recommends an early close of the bond markets on March 28, 2013, May 24, 2013, November 29, 2013, December 24, 2013 and December 31, 2013. The schedule may be changed by SIFMA due to market conditions.

Institutional Tax Free Reserves and AMT Free Municipal Fund normally close for business at 12:00 noon (Eastern time).

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

54	Western Asset Money Market Funds

Financial highlights

The financial highlights tables are intended to help you understand the performance of Institutional Shares for the past five years, unless otherwise noted. No financial information is presented for Administrative Shares since there were no Administrative Shares outstanding during the periods shown. The returns for Administrative Shares will differ from those of Institutional Shares to the extent their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from each fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Liquid Reserves[1]	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.002	0.002	0.002	0.015	0.039
Net realized and unrealized gain (loss)[2]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.002	0.002	0.002	0.015	0.039
Less distributions from:
Net investment income	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Total distributions	(0.002)	(0.002)	(0.002)	(0.015)	(0.039)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.18%	0.21%	0.22%	1.45%[4]	3.98%[4]
Net assets, end of year (millions)	$5,362	$6,262	$6,927	$5,258	$11,281
Ratios to average net assets:
Gross expenses[5]	0.23%	0.22%[6]	0.31%[7]	0.35%[7]	0.29%
Net expenses[5,8,9]	0.15	0.16 [6]	0.15 [7]	0.22 [7]	0.10
Net investment income	0.18	0.21	0.22	1.48	4.07

[1]	Effective May 31, 2010, Class A shares were renamed Institutional shares.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.14%, respectively, for the year ended August 31, 2010 and 0.32% and 0.19%, respectively, for the year ended August 31, 2009.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

Western Asset Money Market Funds	55

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Cash Reserves[1]	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.002	0.002	0.002	0.014	0.038
Net realized gain (loss)[2]	(0.000)	0.000	0.000	(0.000)	0.000
Total income from operations	0.002	0.002	0.002	0.014	0.038
Less distributions from:
Net investment income	(0.002)	(0.002)	(0.002)	(0.014)	(0.038)
Net realized gains	(0.000) [2]	—	—	—	—
Total distributions	(0.002)	(0.002)	(0.002)	(0.014)	(0.038)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.18%	0.20%	0.20%	1.36%	3.87%
Net assets, end of year (millions)	$8,896	$8,578	$11,012	$7,965	$10,184
Ratios to average net assets:
Gross expenses[4]	0.22%	0.22%	0.68%	0.85%[5]	0.82%
Net expenses[4,6,7]	0.14	0.15	0.16	0.16 [5]	0.10
Net investment income	0.18	0.20	0.20	1.28	3.51

[1]	Effective May 31, 2010, Class O shares were renamed Institutional Shares.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.13%, respectively.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.15%.

[7]	Reflects fee waivers and/or expense reimbursements.

56	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional U.S. Treasury Reserves	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
Income from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.004	0.025
Net realized gain[1]	0.000		0.000		0.000		0.000	0.000
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.004	0.025
Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.004)	(0.025)
Net realized gains[1]	(0.000)		(0.000)		(0.000)		(0.000)	(0.000)
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.004)	(0.025)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.02%		0.03%		0.43%	2.49%
Net assets, end of year (000s)	$12,360,246		$13,472,006		$13,659,011		$20,937,693	$12,471,449
Ratios to average net assets:
Gross expenses[3]	0.20%		0.20%		0.27%		0.30%[4]	0.31%
Net expenses[3,5,6]	0.06	[7]	0.11	[7]	0.15	[7]	0.20 [4]	0.20
Net investment income	0.01		0.02		0.01		0.44	2.09

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.28% and 0.18%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	57

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares — Institutional Government Reserves[1]	2012[2]		2012[3]		2011[3]		2010[3]		2009[3]		2008[3]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[4]	0.000	[4]	0.001		0.001		0.014		0.041
Net realized gain[4]	0.000		0.000		0.000		0.000		0.000		0.000
Total income from operations	0.000	[4]	0.000	[4]	0.001		0.001		0.014		0.041
Less distributions from:
Net investment income	(0.000)	[4]	(0.000)	[4]	(0.001)		(0.001)		(0.014)		(0.041)
Net realized gains	—		(0.000)	[4]	(0.000)	[4]	(0.000)	[4]	(0.000)	[4]	(0.000) [4]
Total distributions	(0.000)	[4]	(0.000)	[4]	(0.001)		(0.001)		(0.014)		(0.041)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return[5]	0.01%		0.03%		0.08%		0.15%		1.45%		4.18%
Net assets, end of year (millions)	$8,781		$10,743		$11,010		$10,134		$12,025		$7,273
Ratios to average net assets:
Gross expenses	0.22%[6,7]		0.21%[7]		0.20%[7]		0.20%[7,8]		0.24%[7,8]		0.22%
Net expenses[9,10]	0.14	[6,7,11]	0.12	[7,11]	0.15	[7,11]	0.18	[7,8,11]	0.24	[7,8]	0.19
Net investment income	0.05	[6]	0.03		0.08		0.14		1.30		3.71

[1]	Effective May 2, 2009, Class A shares were renamed Institutional shares.

[2]	For the period June 1, 2012 to August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended May 31, 2010 and would both have been 0.21% for the year ended May 31, 2009.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	In order to maintain a minimum yield, additional waivers were implemented.

58	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares — Institutional Tax Free Reserves	2012	2011	2010	2009		2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000		$1.000
Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.011		0.025
Net realized gain (loss)[1]	(0.000)	(0.000)	0.000	(0.000)		0.000
Total income from operations	0.001	0.002	0.002	0.011		0.025
Less distributions from:
Net investment income	(0.001)	(0.002)	(0.002)	(0.011)		(0.025)
Net realized gains	—	—	—	(0.000)	[1]	—
Total distributions	(0.001)	(0.002)	(0.002)	(0.011)		(0.025)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000		$1.000
Total return[2]	0.08%	0.20%	0.15%	1.13%		2.49%
Net assets, end of year (millions)	$1,147	$2,465	$2,461	$2,376		$2,302
Ratios to average net assets:
Gross expenses[3]	0.29%	0.26%	0.34%	0.41%[4]		0.36%
Net expenses[3,5,6]	0.18	0.18	0.17	0.24	[4]	0.20
Net investment income	0.09	0.20	0.15	1.13		2.44

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.37% and 0.20%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

Western Asset Money Market Funds	59

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares — AMT Free Municipal Money Market Fund[1]	2012[2]		2012[3]	2011[3]	2010[3]	2009[3]		2008[3]
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (loss) from operations:
Net investment income	0.000	[4]	0.001	0.002	0.002	0.015		0.029
Net realized gain (loss)	(0.000)	[4]	0.000 [4]	0.000 [4]	(0.001)	(0.000)	[4]	0.000	[4]
Total income from operations	0.000	[4]	0.001	0.002	0.001	0.015		0.029
Less distributions from:
Net investment income	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net realized gains	—		—	—	—	(0.000)	[4]	(0.000)	[4]
Total distributions	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total return[5]	0.01%		0.10%	0.23%	0.15%	1.49%		2.98%
Net assets, end of year (millions)	$864		$1,097	$1,256	$1,339	$2,015		$3,136
Ratios to average net assets:
Gross expenses	0.31%[6]		0.29%	0.28%	0.29%[7]	0.28%[7]		0.25%
Net expenses[8,9,10]	0.20	6,†	0.22	0.20	0.24 [7]	0.26	[7]	0.23
Net investment income	0.05	[6]	0.10	0.21	0.16	1.53		2.93

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	For the period June 1, 2012 through August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.001 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

†	In order to maintain a minimum yield, additional waivers were implemented.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Liquid Reserves

Western Asset

Institutional Cash Reserves

Western Asset

Institutional U.S. Treasury Reserves

Western Asset

Institutional Government Reserves

Western Asset

Institutional Tax Free Reserves

Western Asset

Institutional AMT Free Municipal

Money Market Fund

Administrative Shares

You may visit the funds' website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in a fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-203-703-6002, or by writing to the funds at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

WASX012864ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Cash

Reserves

Class: Ticker Symbol

L	: CFRXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class L shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.10
Other expenses	0.03
Total annual fund operating expenses	0.33
Fees waived and/or expenses reimbursed[1]	(0.03)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.30

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.30% for Class L shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class L	31	100	180	413

The fund invests in securities through an underlying fund: Prime Cash Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund

Western Asset Institutional Cash Reserves	3

may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

4	Western Asset Institutional Cash Reserves

Certain risks cont’d

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Institutional Cash Reserves	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class L shares. The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.31 Worst quarter (09/30/2011): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.11

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Class L	0.12	1.78	2.09

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Class L shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Class L shares are available only through financial intermediaries.

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 5:00 p.m. (Eastern time)), on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

6	Western Asset Institutional Cash Reserves

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Institutional Cash Reserves	7

More on the fund’s investment strategies, investments and risks

The fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Credit quality

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

The fund must follow strict rules with respect to the liquidity of its portfolio securities including daily and weekly liquidity requirements. In addition, the fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by the fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they

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More on the fund’s investment strategies, investments and risks cont’d pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments

The fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

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The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration

The fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

The fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. The fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss

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More on the fund’s investment strategies, investments and risks cont’d if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, the fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

The fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, the fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in the fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

The fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Because the fund is subject to maturity limitations on the investments it may purchase, many of its investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do

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so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in the fund, you agree to this reduction should it become necessary.

Investment structure

The fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the fund in this Prospectus include the underlying fund. The fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund.

More on risks of investing in the fund

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in the fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

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More on the fund’s investment strategies, investments and risks cont’d

Credit risk. The fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If the fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, the fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. The fund invests in short-term money market instruments. As a result, the amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income, and, if the fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by the fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. The fund may concentrate in bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as

Western Asset Institutional Cash Reserves	13

investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in the fund may involve foreign investments risk.

Risks relating to investments in municipal securities. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of the fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

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More on the fund’s investment strategies, investments and risks cont’d

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If the fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. The fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about the fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from the fund. The fund does not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

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Management fee

The fund pays a management fee at an annual rate of 0.20% of its average daily net assets.

For the fiscal year ended August 31, 2012, the fund paid LMPFA an effective management fee of 0.12% of the fund’s average daily net assets for management services, after waivers and/or reimbursements.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Class L shares are not expected to exceed 0.30%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Recordkeeping fees

The fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the fund’s sole and exclusive distributor.

The fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.10% for Class L shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

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Buying shares

Shares of the fund are offered continuously and purchases may be made on any day the fund is open for business, as described under “Share price/Fund business days” below.

The fund may offer one or more additional classes of shares. Only Class L shares are offered through this Prospectus.

You may set up an account to buy shares only through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the fund (each called a “Service Agent”).

You should contact your Service Agent to open an account to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open an account and make arrangements to buy shares. If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Western Asset Institutional Cash Reserves	17

Through the fund

If you hold your shares in an account with the fund, contact the fund at 1-877-721-1926 or 1-203-703-6002 to make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

Orders may be received by mail as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to the fund.

If the fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by the fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

18	Western Asset Institutional Cash Reserves

Redeeming shares

Generally

You may redeem shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 5:00 p.m. (Eastern time)), on the next business day. The fund may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through the fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The fund reserves the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

Western Asset Institutional Cash Reserves	19

By mail

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   Account number

If you hold your shares directly with the fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

20	Western Asset Institutional Cash Reserves

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption orders by telephone. In that case, shareholders should consider using the fund’s other redemption procedures described under “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the fund or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the fund for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Western Asset Institutional Cash Reserves	21

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

22	Western Asset Institutional Cash Reserves

Other things to know about transactions cont’d

The fund has received an order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

Western Asset Institutional Cash Reserves	23

Dividends, distributions and taxes

Dividends

The fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. The fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxation of transactions: If you sell fund shares, it is generally considered a taxable event. However, you will not have any gain or loss on the sale so long as the fund whose shares you sell maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions from the fund, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the fund may be subject to federal withholding tax. To the extent that fund distributions consist of dividends or other payments that are subject to withholding, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from the fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

24	Western Asset Institutional Cash Reserves

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

The fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. The fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

The fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, the fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If the fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the fund reserves the right to close early and make its final NAV calculation as of the time of the early close.

The fund normally closes for business at 5:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and make its final NAV calculation as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

To determine whether the fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of your Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Institutional Cash Reserves	25

Financial highlights

The financial highlights table is intended to help you understand the performance of Class L shares for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Class L share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class L Shares	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.013	0.038
Net realized gain (loss)[1]	(0.000)	0.000	0.000	0.000	0.000
Total income from operations	0.001	0.002	0.002	0.013	0.038
Less distributions from:
Net investment income	(0.001)	(0.002)	(0.002)	(0.013)	(0.038)
Net realized gains	(0.000) [1]	—	—	—	—
Total distributions	(0.001)	(0.002)	(0.002)	(0.013)	(0.038)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	0.13%	0.15%	0.15%	1.32%	3.82%
Net assets, end of year (millions)	$511	$703	$745	$1,064	$622
Ratios to average net assets:
Gross expenses[3]	0.33%	0.32%	0.32%	0.34%[4]	0.31%
Net expenses[3,5,6]	0.19	0.20	0.22	0.20 [4]	0.15
Net investment income	0.13	0.15	0.15	1.14	3.86

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guaranty Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.18%, respectively.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class L shares did not exceed 0.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.20%.

[6]	Reflects fee waivers and/or expense reimbursements.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Cash Reserves

Class L Shares

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926 or 1-203-703-6002, or by writing to the fund at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

FD03103ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Cash

Reserves

Class : Ticker Symbol

Premium	Shares : —

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Premium Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.03
Total annual fund operating expenses	0.33

[1]	“Other expenses” for Premium Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Premium Shares	34	106	186	418

The fund invests in securities through an underlying fund: Prime Cash Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

Western Asset Institutional Cash Reserves	3

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

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Certain risks cont’d

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

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Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class L shares, a class of the fund that is invested in the same portfolio of securities as Premium Shares. The table shows the average annual total returns of Class L shares. No performance information is presented for Premium Shares because there were no Premium Shares outstanding during the periods shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.31 Worst quarter (09/30/2011): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.11

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Class L	0.12	1.78	2.09

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Premium Shares generally are as follows:

Investment minimum initial/additional investments ($)
Financial institutions purchasing through the fund who are record owners on behalf of fiduciary, agency or custody accounts	100,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 5:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

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Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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More on the fund’s investment strategies, investments and risks

The fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Credit quality

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

The fund must follow strict rules with respect to the liquidity of its portfolio securities including daily and weekly liquidity requirements. In addition, the fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by the fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they

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More on the fund’s investment strategies, investments and risks cont’d pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments

The fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

Western Asset Institutional Cash Reserves	9

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration

The fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

The fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. The fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss

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More on the fund’s investment strategies, investments and risks cont’d if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, the fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

The fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, the fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in the fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

The fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Because the fund is subject to maturity limitations on the investments it may purchase, many of its investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do

Western Asset Institutional Cash Reserves	11

so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in the fund, you agree to this reduction should it become necessary.

Investment structure

The fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the fund in this Prospectus include the underlying fund. The fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund.

More on risks of investing in the fund

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in the fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

12	Western Asset Institutional Cash Reserves

More on the fund’s investment strategies, investments and risks cont’d

Credit risk. The fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If the fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, the fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. The fund invests in short-term money market instruments. As a result, the amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income, and, if the fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by the fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. The fund may concentrate in bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including

Western Asset Institutional Cash Reserves	13

defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in the fund may involve foreign investments risk.

Risks relating to investments in municipal securities. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of the fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

14	Western Asset Institutional Cash Reserves

More on the fund’s investment strategies, investments and risks cont’d

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If the fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. The fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about the fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from the fund. The fund does not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

Western Asset Institutional Cash Reserves	15

Management fee

The fund pays a management fee at an annual rate of 0.20% of its average daily net assets.

For the fiscal year ended August 31, 2012, the fund paid LMPFA an effective management fee of 0.12% of the fund’s average daily net assets for management services, after waivers and/or reimbursements.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Premium Shares are not expected to exceed 0.45%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Recordkeeping fees

The fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the fund’s sole and exclusive distributor.

The fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.10% for Premium Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

16	Western Asset Institutional Cash Reserves

Buying shares

Shares of the fund are offered continuously and purchases may be made on any day the fund is open for business, as described under “Share price/Fund business days” below.

The fund may offer one or more additional classes of shares. Only Premium Shares are offered through this Prospectus.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the fund (each called a “Service Agent”)

•	Directly from the fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•    Name of fund being bought

•    Class of shares being bought

•    Dollar amount or number of shares being bought

•    Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares. If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Your Service Agent may charge an annual account maintenance fee.

Western Asset Institutional Cash Reserves	17

Through the fund

Investors should contact the fund at 1-877-721-1926 or 1-203-703-6002 to open an account and make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

For initial purchases, complete and send your account application to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to the fund.

If the fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by the fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

18	Western Asset Institutional Cash Reserves

Redeeming shares

Generally

You may redeem shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 5:00 p.m. (Eastern time)) on the next business day. The fund may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through the fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The fund reserves the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

Western Asset Institutional Cash Reserves	19

By mail

Contact your Service Agent or, if you hold shares directly with the fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205 - 8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

•    The fund name, the class of shares being redeemed and your account number

•    The dollar amount or number of shares being redeemed

•    Signature of each owner exactly as the account is registered

•    Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•    Name of fund being redeemed

•    Class of shares being redeemed

•    Account number

If you hold your shares directly with the fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

20	Western Asset Institutional Cash Reserves

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption orders by telephone. In that case, shareholders should consider using the fund’s other redemption procedures described under “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the fund or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the fund for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Western Asset Institutional Cash Reserves	21

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

The fund has received an order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s

22	Western Asset Institutional Cash Reserves

Other things to know about transactions cont’d

current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

Western Asset Institutional Cash Reserves	23

Dividends, distributions and taxes

Dividends

The fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. The fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxation of transactions: If you sell fund shares, it is generally considered a taxable event. However, you will not have any gain or loss on the sale so long as the fund whose shares you sell maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions from the fund, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the fund may be subject to federal withholding tax. To the extent that fund distributions consist of dividends or other payments that are subject to withholding, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from the fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

24	Western Asset Institutional Cash Reserves

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

The fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. The fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

The fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, the fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If the fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the fund reserves the right to close early and make its final NAV calculation as of the time of the early close.

The fund normally closes for business at 5:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and make its final NAV calculation as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

To determine whether the fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of your Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Institutional Cash Reserves	25

Financial highlights

The financial highlights table is intended to help you understand the performance of Class L shares for the past five years, unless otherwise noted. The table below shows the financial highlights for Class L shares. No financial information is presented for Premium Shares (formerly Class I shares) since there were no Premium Shares outstanding during the past five years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Class L share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class L Shares	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.013	0.038
Net realized gain (loss)[1]	(0.000)	0.000	0.000	0.000	0.000
Total income from operations	0.001	0.002	0.002	0.013	0.038
Less distributions from:
Net investment income	(0.001)	(0.002)	(0.002)	(0.013)	(0.038)
Net realized gains	(0.000) [1]	—	—	—	—
Total distributions	(0.001)	(0.002)	(0.002)	(0.013)	(0.038)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	0.13%	0.15%	0.15%	1.32%	3.82%
Net assets, end of year (millions)	$511	$703	$745	$1,064	$622
Ratios to average net assets:
Gross expenses[3]	0.33%	0.32%	0.32%	0.34%[4]	0.31%
Net expenses[3,5,6]	0.19	0.20	0.22	0.20 [4]	0.15
Net investment income	0.13	0.15	0.15	1.14	3.86

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guaranty Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.18%, respectively.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class L shares did not exceed 0.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.20%.

[6]	Reflects fee waivers and/or expense reimbursements.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Cash Reserves

Premium Shares

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926 or 1-203-703-6002, or by writing to the fund at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

FD03102ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Cash Reserves

Class: Ticker Symbol

S:	CFSXX

Western Asset

Premium Liquid Reserves

Ticker Symbol

CIPXX

Western Asset

Premium U.S. Treasury Reserves

Ticker Symbol

CIMXX

Western Asset

Premium Tax Free Reserves

Ticker Symbol

LPTXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Money Market Funds	3

Western Asset Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Class S shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.25
Other expenses	0.03
Total annual fund operating expenses	0.48
Fees waived and/or expenses reimbursed[1]	(0.03)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.45

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.45% for Class S shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class S	46	148	263	598

The fund invests in securities through an underlying fund: Prime Cash Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed

4	Western Asset Money Market Funds

Principal investment strategies cont’d

time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Western Asset Money Market Funds	5

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

6	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class S shares. The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.27 Worst quarter (03/31/2010): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.01

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Class S	0.02	1.63	1.94

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Class S shares generally are as follows:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Class S shares are available only through financial intermediaries.

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 5:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Western Asset Money Market Funds	7

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

8	Western Asset Money Market Funds

Western Asset Premium Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.35
Distribution and service (12b-1) fees	0.10
Other expenses	0.05
Total annual fund operating expenses	0.50
Fees waived and/or expenses reimbursed[1]	(0.05)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.45

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.45%. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Western Asset Premium Liquid Reserves	46	150	269	619

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time

Western Asset Money Market Funds	9

deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

10	Western Asset Money Market Funds

Certain risks cont’d

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	11

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.26 Worst quarter (03/31/2011): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.01

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Western Asset Premium Liquid Reserves	0.01	1.65	1.94

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
Financial institutions purchasing through the fund who are record owners on behalf of fiduciary, agency or custody accounts	100,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

12	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	13

Western Asset Premium U.S. Treasury Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.35
Distribution and service (12b-1) fees	0.10
Other expenses	0.05
Total annual fund operating expenses	0.50
Fees waived and/or expenses reimbursed[1]	(0.05)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.45

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.45%. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Western Asset Premium U.S. Treasury Reserves	46	150	269	619

The fund invests in securities through an underlying fund: U.S. Treasury Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements, but may enter into reverse repurchase agreements to satisfy redemption requests or for other temporary or emergency purposes. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

14	Western Asset Money Market Funds

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	15

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.16 Worst quarter (03/31/2011): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.01

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Western Asset Premium U.S. Treasury Reserves	0.01	1.09	1.51

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
Financial institutions purchasing through the fund who are record owners on behalf of fiduciary, agency or custody accounts	100,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 2:00 p.m. (Eastern time)), on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

16	Western Asset Money Market Funds

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	17

Western Asset Premium Tax Free Reserves

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.30
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.05
Total annual fund operating expenses	0.45

[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years
Western Asset Premium Tax Free Reserves	46	144

The fund invests in securities through an underlying fund: Tax Free Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Tax Free Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

18	Western Asset Money Market Funds

Principal investment strategies cont’d

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in

Western Asset Money Market Funds	19

municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

20	Western Asset Money Market Funds

Performance

The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund’s performance will be included in its Prospectus. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)
Financial institutions purchasing through the fund who are record owners on behalf of fiduciary, agency or custody accounts	100,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)), on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	21

More on the funds’ investment strategies, investments and risks

Each fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The investment objective of each of Western Asset Institutional Cash Reserves (“Institutional Cash Reserves”) and Western Asset Premium Liquid Reserves (“Premium Liquid Reserves”) is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset Premium U.S. Treasury Reserves’ (“Premium U.S. Treasury Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. Western Asset Premium Tax Free Reserves’ (“Premium Tax Free Reserves”) investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Except for Premium Tax Free Reserves’ 80% policy, discussed below, each fund’s investment strategies may be changed without shareholder approval. Each fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders. Under normal market conditions, Premium Tax Free Reserves invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to Premium Tax Free Reserves’ 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax and/or the federal alternative minimum tax.

Credit quality

Institutional Cash Reserves and Premium Liquid Reserves each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. Premium Tax Free Reserves invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, a fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days. In addition, each fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have

22	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments — each fund other than Premium U.S. Treasury Reserves

Each fund other than Premium U.S. Treasury Reserves may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Western Asset Money Market Funds	23

Mortgage-backed and asset-backed securities — each fund other than Premium U.S. Treasury Reserves

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities — each fund other than Premium U.S. Treasury Reserves

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Premium Tax Free Reserves may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

24	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Banking industry concentration — each fund other than Premium U.S. Treasury Reserves

Each fund other than Premium U.S. Treasury Reserves may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements — each fund other than Premium U.S. Treasury Reserves

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the funds do not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

Premium Tax Free Reserves may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions and investing, without limit, in any type of high quality taxable money market instruments or cash without regard to any percentage limitations.

Western Asset Money Market Funds	25

Premium U.S. Treasury Reserves may invest only in direct obligations of the U.S. Treasury. In the event of unusual circumstances when direct U.S. Treasury obligations are not available for purchase, or when the subadviser deems it appropriate, including during periods when the interest rate on newly-issued U.S Treasury securities is extremely low, or where no interest is paid at all, the fund may, without limit, hold cash uninvested.

Each fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. In addition, if Premium Tax Free Reserves takes a temporary defensive position, it may distribute income subject to regular federal income tax and/or the federal alternative minimum tax.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

•

With respect to Premium Tax Free Reserves, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure

The funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each fund in this

26	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund.

More on risks of investing in the funds

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds’ manager and its affiliates are under no obligation to provide financial support to the funds or take other measures to ensure that you receive $1.00 per share for your investment in a fund. You should not invest in a fund with the expectation that any such action will be taken.

There is no assurance that a fund will meet its investment objective.

A fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. Each fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, a fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are

Western Asset Money Market Funds	27

of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk (each fund other than Premium U.S. Treasury Reserves). The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. Each of Institutional Cash Reserves, Premium Liquid Reserves and Premium Tax Free Reserves may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign investments risk.

Risks relating to investments in municipal securities (each fund other than Premium U.S. Treasury Reserves). Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

28	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk (each fund other than Premium U.S. Treasury Reserves). A fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of a fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk (each fund other than Premium U.S. Treasury Reserves). Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, a fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk (each fund other than Premium U.S. Treasury Reserves). When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Western Asset Money Market Funds	29

Tax risk. There is no guarantee that the income on Premium Tax Free Reserves’ municipal securities will remain exempt from regular federal income tax or the federal alternative minimum tax. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Premium Tax Free Reserves purchases municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax and, as applicable, the federal alternative minimum tax. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax, or the federal alternative minimum tax, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by the fund.

Some of Premium Tax Free Reserves’ income distributions may be subject to regular federal income tax or the federal alternative minimum tax, and distributions of any capital gains generally will be subject to regular federal income tax. In addition, distributions of the fund’s income and capital gains will generally be subject to state and local taxes.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

30	Western Asset Money Market Funds

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

Management fee

Each of Premium Liquid Reserves and Premium U.S. Treasury Reserves pays a management fee at an annual rate of 0.35% of the fund’s average daily net assets. Institutional Cash Reserves pays a management fee at an annual rate of 0.20% of the fund’s average daily net assets. Premium Tax Free Reserves pays a management fee at an annual rate of 0.30% of the fund’s average daily net assets.

For the fiscal year ended August 31, 2012, each of the following funds paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

Fund	Fee rate (%)
Institutional Cash Reserves	0.12
Premium Liquid Reserves	0.17
Premium U.S. Treasury Reserves	0.09
Premium Tax Free Reserves	N/A

A discussion regarding the basis for the Board’s approval of each of the above fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for each fund (or class) are not expected to exceed 0.45% of the fund’s (or class’) average daily net assets, subject to recapture as described below.

These arrangements are expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in the class’ total annual operating expenses exceeding the applicable limits described above, or any other lower limit then in effect.

Western Asset Money Market Funds	31

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, each of Premium Liquid Reserves, Premium U.S. Treasury Reserves and Premium Tax Free Reserves pays distribution and/or service fees based on annualized percentages of the fund’s average daily net assets, of up to 0.10%. Institutional Cash Reserves pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.25% for Class S shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds’ distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

32	Western Asset Money Market Funds

Buying shares

Shares of the funds are offered continuously and purchases may be made on any day the funds are open for business, as described under “Share price/Fund business days” below.

Each fund may offer one or more additional classes of shares.

You may buy shares of Premium Liquid Reserves, Premium U.S. Treasury Reserves and Premium Tax Free Reserves:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”)

•	Directly from a fund

Please note that Class S shares of Institutional Cash Reserves are available only to investors that have set up an account through a Service Agent.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares. If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Your Service Agent may charge an annual account maintenance fee.

Through a fund

Investors should contact the funds at 1-877-721-1926 or 1-203-703-6002 to open an account and make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

For initial purchases, complete and send your account application to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Western Asset Money Market Funds	33

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to a fund.

If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by a fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

34	Western Asset Money Market Funds

Exchanging shares

Generally	You may exchange shares of each fund (other than shares of Institutional Cash Reserves) for shares of other Premium money market funds offered in this Prospectus or for Premium Shares, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging are open for business. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-203-703-6002.

•   Exchanges may be made only between accounts that have identical registrations

•   The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	35

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

For Institutional Cash Reserves only: You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 5:00 p.m. (Eastern time)) on the next business day. The fund may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

For All Other Funds: Other than as described below, if your request is received in good order by your Service Agent or the transfer agent prior to the time that a fund makes its final net asset value calculation on any day the fund is open for business (normally 4:00 p.m. (Eastern time) in the case of Premium Liquid Reserves, 2:00 p.m. (Eastern time) in the case of Premium U.S. Treasury Reserves, and 12:00 noon (Eastern time) in the case of Premium Tax Free Reserves), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

For All Funds: You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds reserve the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

36	Western Asset Money Market Funds

Redeeming shares cont’d

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   Account number

If you hold your shares directly with a fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	37

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using a fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

38	Western Asset Money Market Funds

Other things to know about transactions cont’d

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information). Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, a fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds, or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds' Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase a fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors (Institutional Cash Reserves only)

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

Western Asset Money Market Funds	39

The fund has received an order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

40	Western Asset Money Market Funds

Dividends, distributions and taxes

Dividends

Each fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the funds to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from Institutional Cash Reserves, Premium Liquid Reserves or Premium U.S. Treasury Reserves, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Premium Tax Free Reserves expects that most of its net income will be attributable to interest on municipal obligations and that, as a result, most of the fund’s dividends to you will be exempt-interest dividends, which are not subject to regular federal income tax. However, Premium Tax Free Reserves may invest from time to time in taxable securities, and while under normal circumstances the manager does not invest Premium Tax Free Reserves’ assets in securities whose interest is subject to the federal alternative minimum tax, certain exempt-interest dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that Premium Tax Free Reserves may realize short-term or long-term capital gains or losses. Any distributions from interest earned by Premium Tax Free Reserves on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable, whether paid in cash or reinvested in additional shares. Premium Tax Free Reserves does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. You may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning shares in Premium Tax Free Reserves. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying shares in Premium Tax Free Reserves.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a fund may be subject to federal withholding tax. Most distributions received from Premium Tax Free Reserves are expected to be exempt-interest dividends, which are not subject to such

Western Asset Money Market Funds	41

withholding. To the extent that fund distributions consist of ordinary dividends or other payments that are subject to withholding, a fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from a fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions (including exempt-interest dividends) it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

42	Western Asset Money Market Funds

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order. You may exchange shares at the final NAV calculated on a fund business day after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Each fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, a fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If a fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and make its final NAV calculation as of the time of its early close.

Institutional Cash Reserves normally closes for business at 5:00 p.m. (Eastern time). Premium Liquid Reserves normally closes for business at 4:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, Institutional Cash Reserves and Premium Liquid Reserves will close for business and make their final NAV calculations as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

Premium U.S. Treasury Reserves normally closes for business at 2:00 p.m. (Eastern time). When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, Premium U.S. Treasury Reserves will close for business and make its final NAV calculation as of 12:00 noon (Eastern time) on that day. For calendar year 2013, SIFMA recommends an early close of the bond markets on March 28, 2013, May 24, 2013, November 29, 2013, December 24, 2013, and December 31, 2013. The schedule may be changed by SIFMA due to market conditions.

Premium Tax Free Reserves normally closes for business at 12:00 noon (Eastern time).

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Money Market Funds	43

Financial highlights

The financial highlights tables are intended to help you understand the performance of fund shares for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from each fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in each fund’s annual report (available upon request). As Premium Tax Free Reserves had not commenced operations as of August 31, 2012, no financial information for that fund is available.

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Western Asset Institutional Cash Reserves — Class S Shares	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.011	0.036
Net realized gain (loss)[1]	(0.000)		0.000		0.000		0.000	0.000
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.011	0.036
Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.011)	(0.036)
Net realized gains	(0.000)	[1]	—		—		—	—
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.011)	(0.036)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.03%		0.01%		1.13%	3.66%
Net assets, end of year (millions)	$83		$92		$124		$266	$471
Ratios to average net assets:
Gross expenses[3]	0.48%		0.47%		0.49%[4]		0.52%[4]	0.47%
Net expenses[3,5,6]	0.31	[7]	0.32	[7]	0.37	[4,7]	0.38 [4]	0.30
Net investment income	0.01		0.03		0.01		1.32	3.61

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.47% and 0.35% for the year ended August 31, 2010, respectively, and 0.47% and 0.33% for the year ended August 31, 2009, respectively.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class S shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.35%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

44	Western Asset Money Market Funds

Financial highlights cont’d

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset Premium Liquid Reserves	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.012	0.036
Net realized and unrealized gain (loss)[1]	0.000		0.000		0.000		0.000	(0.000)
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.012	0.036
Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.012)	(0.036)
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.012)	(0.036)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.01%		0.02%		1.24%[3]	3.70%[3]
Net assets, end of year (millions)	$445		$435		$447		$375	$544
Ratios to average net assets:
Gross expenses[4]	0.50%		0.48%		0.52%[5]		0.54%[5]	0.50%
Net expenses[4,6,7]	0.32	[8]	0.36	[8]	0.35	[5,8]	0.43 [5]	0.38
Net investment income	0.01		0.01		0.02		1.25	3.74

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52% and 0.35%, respectively, for the year ended August 31, 2010, and 0.51% and 0.40%, respectively, for the year ended August 31, 2009.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to December 1, 2010, the expense limitation was 0.40%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	45

For a share of beneficial interest outstanding throughout each year ended August 31:
Western Asset Premium U.S. Treasury Reserves	2012		2011		2010		2009		2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.002		0.022
Net realized gain[1]	0.000		0.000		0.000		0.000		0.000
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.002		0.022
Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.002)		(0.022)
Net realized gains	(0.000)	[1]	(0.000)	[1]	—		(0.000)	[1]	(0.000) [1]
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.002)		(0.022)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[2]	0.01%		0.01%		0.01%		0.23%		2.23%
Net assets, end of year (000s)	$339,823		$369,905		$328,396		$382,275		$209,163
Ratios to average net assets:
Gross expenses[3]	0.50%		0.50%		0.50%		0.48%[4]		0.53%
Net expenses[3,5,6]	0.06	[7]	0.12	[7]	0.15	[7]	0.39	[4,7]	0.45
Net investment income	0.01		0.01		0.01		0.13		2.05

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.47% and 0.38%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Cash Reserves

Class S

Western Asset

Premium Liquid Reserves

Western Asset

Premium U.S. Treasury Reserves

Western Asset

Premium Tax Free Reserves

You may visit the funds' website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in a fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-203-703-6002, or by writing to the funds at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file nos. 811-5812 and 811-6740)

FD02405ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Government Reserves

Class: Ticker Symbol

Premium	Shares: LWPXX

Western Asset

Institutional AMT Free Municipal Money Market Fund

Class: Ticker Symbol

Premium	Shares: WAPXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Institutional Government Reserves

Investment objective

The fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Premium Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.02
Total annual fund operating expenses	0.32

[1]	“Other expenses” for Premium Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Premium Shares	33	103	180	405

The fund invests in securities through an underlying fund: Government Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Government Portfolio.

Principal investment strategies

The fund is a money market fund which invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Western Asset Money Market Funds	3

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

4	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares), a class of the fund that is invested in the same portfolio of securities as Premium Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Premium Shares because there were no Premium Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.28 Worst quarter (09/30/2011): 0.01 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.03

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.04	1.58	1.94

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Premium Shares generally are as follows:

Investment minimum initial/additional investments ($)
Financial institutions purchasing through the fund who are record owners on behalf of fiduciary, agency or custody accounts	100,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Western Asset Money Market Funds	5

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

6	Western Asset Money Market Funds

Western Asset Institutional AMT Free Municipal Money Market Fund

Investment objective

The fund seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Premium Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.25
Distribution and service (12b-1) fees	0.10
Other expenses[1]	0.06
Total annual fund operating expenses	0.41

[1]	“Other expenses” for Premium Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Premium Shares	42	132	230	517

Principal investment strategies

The fund is a money market fund which, under normal circumstances, will invest substantially all of its assets in short-term high quality municipal securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

The interest paid on municipal securities purchased by the fund is excluded from gross income for regular federal income tax purposes, and, as noted above, will not typically be subject to the federal alternative minimum tax. As a result, the rate of interest paid on these securities normally is lower than the rate of interest paid on fully taxable securities.

Western Asset Money Market Funds	7

Under normal circumstances, the fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although the fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to federal income tax or the federal alternative minimum tax. In addition, the fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions, as described under “More on the funds’ investment strategies, investments and risks—Defensive investing.”

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

8	Western Asset Money Market Funds

Certain risks cont’d

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	9

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares (formerly Class A shares), a class of the fund that is invested in the same portfolio of securities as Premium Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Premium Shares because there were no Premium Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (09/30/2007): 0.88 Worst quarter (03/31/2010): 0.02 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.04

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
Institutional Shares	0.16	1.27	1.51

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Premium Shares generally are as follows:

Investment minimum initial/additional investments ($)
Financial institutions purchasing through the fund who are record owners on behalf of fiduciary, agency or custody accounts	100,000/50

Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

10	Western Asset Money Market Funds

Tax information

The fund intends to distribute income that is exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	11

More on the funds’ investment strategies, investments and risks

Each fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Western Asset Institutional Government Reserves (“Government Reserves”) seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional AMT Free Municipal Money Market Fund (“AMT Free Municipal Fund”) seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Except for AMT Free Municipal Fund’s 80% policy, discussed below, each fund’s investment strategies may be changed without shareholder approval. Each fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Under normal circumstances, AMT Free Municipal Fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although AMT Free Municipal Fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax or the federal alternative minimum tax.

Credit quality

Each fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, for AMT Free Municipal Fund with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, a fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days. In addition, each fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be

12	Western Asset Money Market Funds

More on the funds’ investment strategies, investments and risks cont’d issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Municipal securities — AMT Free Municipal Fund

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance

Western Asset Money Market Funds	13

short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

AMT Free Municipal Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Structured instruments — AMT Free Municipal Fund

AMT Free Municipal Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.
Mortgage-backed and asset-backed securities — AMT Free Municipal Fund

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

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Banking industry concentration — AMT Free Municipal Fund

AMT Free Municipal Fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, a fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the funds do not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

AMT Free Municipal Fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions by taking temporary defensive positions and investing without limit in any type of taxable money market instruments, including those subject to the federal alternative minimum tax, or holding cash, without regard to any percentage limitations.

Each fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

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If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. In addition, if AMT Free Municipal Fund takes a temporary defensive position, it may distribute income subject to regular federal income tax and/or the federal alternative minimum tax.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

•

With respect to AMT Free Municipal Fund, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure — Government Reserves

Government Reserves does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to Government Reserves in this Prospectus include the underlying fund. Government Reserves may stop investing in its corresponding underlying fund at any time, and will do so if Government Reserves’ Board believes it to be in the best interests of the fund's shareholders. Government Reserves could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund. AMT Free Municipal Fund may also invest in one or more other mutual funds or pooled investment vehicles in the future, rather than investing directly in securities.

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More on the funds’ investment strategies, investments and risks cont’d

More on risks of investing in the funds

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds' manager and its affiliates are under no obligation to provide financial support to the funds or take other measures to ensure that you receive $1.00 per share for your investment in a fund. You should not invest in a fund with the expectation that any such action will be taken.

There is no assurance that a fund will meet its investment objective.

A fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. Each fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, a fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the

Western Asset Money Market Funds	17

fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Structured securities risk — AMT Free Municipal Fund. The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Risks associated with concentration in the banking industry. AMT Free Municipal Fund may concentrate in bank obligations such as participation interests in municipal securities or variable rate demand obligations that are issued by banks and/or backed by bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign investments risk.

Risks relating to investments in municipal securities — AMT Free Municipal Fund. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for

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More on the funds’ investment strategies, investments and risks cont’d municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk — AMT Free Municipal Fund. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of a fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk — AMT Free Municipal Fund. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk — AMT Free Municipal Fund. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Tax risk. There is no guarantee that the income on AMT Free Municipal Fund's municipal securities will remain exempt from regular federal income tax or the federal alternative minimum tax. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Western Asset Money Market Funds	19

AMT Free Municipal Fund purchases municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax and, as applicable, the federal alternative minimum tax. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by the fund.

Some of AMT Free Municipal Fund's income distributions may be subject to regular federal income tax or the federal alternative minimum tax, and distributions of any capital gains generally will be subject to regular federal income tax. In addition, distributions of the fund’s income and capital gains will generally be subject to state and local taxes.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

20	Western Asset Money Market Funds

More on fund management cont’d

Management fee

Each fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion and up to and including $2 billion; 0.200% on assets over $2 billion and up to and including $5 billion; 0.175% on assets over $5 billion and up to and including $10 billion; and 0.150% on assets over $10 billion.

For the periods indicated below, each fund paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services, after waivers and/or reimbursements:

For the fiscal period from June 1, 2012 until August 31, 2012
Fund	Fee rate (%)
Government Reserves	0.12
AMT Free Municipal Fund	0.14

For the fiscal year ended May 31, 2012
Fund	Fee rate (%)
Government Reserves	0.12
AMT Free Municipal Fund	0.18

A discussion regarding the basis for the Board’s approval of each fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended November 30, 2011.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Premium Shares are not expected to exceed the following percentages of the class’ average daily net assets, subject to recapture as described below:

Fund	Limit (%)
Government Reserves — Premium Shares	0.45
AMT Free Municipal Fund — Premium Shares	0.45

These arrangements are expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.10% for Premium Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

Western Asset Money Market Funds	21

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds’ distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

22	Western Asset Money Market Funds

Buying shares

Financial institutions can generally buy Premium Shares as record owner on behalf of fiduciary, agency or custody accounts. For purchases through a fund, the minimum initial investment amount in a fund for each account is $100,000. Each additional investment must be no less than $50. Your Service Agent may impose lower or higher investment minimums.

Each fund may offer one or more additional classes of shares. Only Premium Shares are offered through this Prospectus.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”)

•	Directly from a fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares. If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Your Service Agent may charge an annual account maintenance fee.

Western Asset Money Market Funds	23

Through a fund

Investors should contact the funds at 1-877-721-1926 or 1-203-703-6002 to open an account and make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

For initial purchases, complete and send your account application to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Subsequent purchases should be sent to the same address.

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to a fund.

If the fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by a fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

24	Western Asset Money Market Funds

Exchanging shares

Generally	You may exchange shares of a fund for Premium Shares, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging are open for business. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

•   If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-203-703-6002.

•   Exchanges may be made only between accounts that have identical registrations

•   The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	25

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

For Government Reserves only: You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 4:00 p.m. (Eastern time)), on the next business day. The fund may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

For AMT Free Municipal Fund only: Other than as described below, if your request is received in good order by your Service Agent or the transfer agent prior to the time the fund makes its final net asset value calculation on any day the fund is open for business (normally 12:00 noon (Eastern time)), your redemption proceeds normally will be sent that day, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

For both funds: You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds reserve the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

26	Western Asset Money Market Funds

Redeeming shares cont’d

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

•   The fund name, the class of shares being redeemed and your account number

•   The dollar amount or number of shares being redeemed

•   Signature of each owner exactly as the account is registered

•   Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•   Name of fund being redeemed

•   Class of shares being redeemed

•   Account number

If you hold your shares directly with a fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	27

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using a fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

28	Western Asset Money Market Funds

Other things to know about transactions cont’d

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information). Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, a fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds, or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds’ Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase a fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Western Asset Money Market Funds	29

Dividends, distributions and taxes

Dividends

Each fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the funds to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from Government Reserves, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. Government Reserves does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

AMT Free Municipal Fund expects that most of its net income will be attributable to interest on municipal obligations and that, as a result, most of the fund’s dividends to you will be exempt-interest dividends, which are not subject to regular federal income tax. However, AMT Free Municipal Fund may invest from time to time in taxable securities, and while under normal circumstances the manager does not invest AMT Free Municipal Fund’s assets in securities whose interest is subject to the federal alternative minimum tax, certain exempt-interest dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that AMT Free Municipal Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by AMT Free Municipal Fund on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable, whether paid in cash or reinvested in additional shares. AMT Free Municipal Fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. You may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning shares in AMT Free Municipal Fund. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying shares in AMT Free Municipal Fund.

Taxation of transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a fund may be subject to federal withholding tax. Most distributions received from AMT Free Municipal Fund are expected to be exempt-interest dividends, which are not subject to such withholding. To the extent that fund distributions consist of ordinary dividends or other payments that are

30	Western Asset Money Market Funds

Dividends, distributions and taxes cont’d

subject to withholding, a fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from a fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions (including exempt-interest dividends) it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Western Asset Money Market Funds	31

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order. You may exchange shares at the final NAV calculated on a fund business day after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Each fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, a fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If a fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and make its final NAV calculation as of the time of its early close.

For Government Reserves only: The fund normally closes for business at 4:00 p.m. (Eastern time). When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and make its final NAV calculation as of 2:00 p.m. (Eastern time) on that day. For calendar year 2013, SIFMA recommends an early close of the bond markets on March 28, 2013, May 24, 2013, November 29, 2013, December 24, 2013 and December 31, 2013. The schedule may be changed by SIFMA due to market conditions.

For AMT Free Municipal Fund only: The fund normally closes for business at 12:00 noon (Eastern time).

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

32	Western Asset Money Market Funds

Financial highlights

The financial highlights tables are intended to help you understand the performance of Institutional Shares (formerly Class A shares) for the past five years, unless otherwise noted. No financial information is presented for Premium Shares since there were no Premium Shares outstanding during the years shown. The returns for Premium Shares will differ from those of the other classes to the extent their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the funds’ financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in each fund’s annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares — Government Reserves[1]	2012[2]		2012[3]		2011[3]		2010[3]		2009[3]		2008[3]
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[4]	0.000	[4]	0.001		0.001		0.014		0.041
Net realized gain[4]	0.000		0.000		0.000		0.000		0.000		0.000
Total income from operations	0.000	[4]	0.000	[4]	0.001		0.001		0.014		0.041
Less distributions from:
Net investment income	(0.000)	[4]	(0.000)	[4]	(0.001)		(0.001)		(0.014)		(0.041)
Net realized gains	—		(0.000)	[4]	(0.000)	[4]	(0.000)	[4]	(0.000)	[4]	(0.000) [4]
Total distributions	(0.000)	[4]	(0.000)	[4]	(0.001)		(0.001)		(0.014)		(0.041)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return[5]	0.01%		0.03%		0.08%		0.15%		1.45%		4.18%
Net assets, end of year (millions)	$8,781		$10,743		$11,010		$10,134		$12,025		$7,273
Ratios to average net assets:
Gross expenses	0.22%[6,7]		0.21%[7]		0.20%[7]		0.20%[7,8]		0.24%[7,8]		0.22%
Net expenses[9,10]	0.14	[6,7,11]	0.12	[7,11]	0.15	[7,11]	0.18	[7,8,11]	0.24	[7,8]	0.19
Net investment income	0.05	[6]	0.03		0.08		0.14		1.30		3.71

[1]	Effective May 2, 2009, Class A shares were renamed Institutional shares.

[2]	For the period June 1, 2012 to August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended May 31, 2010 and would both have been 0.21% for the year ended May 31, 2009.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	In order to maintain a minimum yield, additional waivers were implemented

Western Asset Money Market Funds	33

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares — AMT Free Municipal Money Market Fund[1]	2012[2]		2012[3]	2011[3]	2010[3]	2009[3]		2008[3]
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (loss) from operations:
Net investment income	0.000	[4]	0.001	0.002	0.002	0.015		0.029
Net realized gain (loss)	(0.000)	[4]	0.000 [4]	0.000 [4]	(0.001)	(0.000)	[4]	0.000	[4]
Total income from operations	0.000	[4]	0.001	0.002	0.001	0.015		0.029
Less distributions from:
Net investment income	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net realized gains	—		—	—	—	(0.000)	[4]	(0.000)	[4]
Total distributions	(0.000)	[4]	(0.001)	(0.002)	(0.001)	(0.015)		(0.029)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total return[5]	0.01%		0.10%	0.23%	0.15%	1.49%		2.98%
Net assets, end of year (millions)	$864		$1,097	$1,256	$1,339	$2,015		$3,136
Ratios to average net assets:
Gross expenses	0.31%[6]		0.29%	0.28%	0.29%[7]	0.28%[7]		0.25%
Net expenses[8,9,10]	0.20	6,†	0.22	0.20	0.24 [7]	0.26	[7]	0.23
Net investment income	0.05	[6]	0.10	0.21	0.16	1.53		2.93

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	For the period June 1, 2012 through August 31, 2012.

[3]	For the year ended May 31.

[4]	Amount represents less than $0.001 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

†	In order to maintain a minimum yield, additional waivers were implemented.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Government Reserves

Western Asset

Institutional AMT Free Municipal Money Market Fund

Premium Shares

You may visit the funds’ website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in a fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-203-703-6002, or by writing to the funds at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

FD0959ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Liquid Reserves

Class: Ticker Symbol

SVB	Securities Liquid Reserves Shares: SVSXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Institutional Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold SVB Securities Liquid Reserves Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.21
Distribution and service (12b-1) fees	0.45
Other expenses	0.04
Total annual fund operating expenses	0.70
Fees waived and/or expenses reimbursed[1]	(0.10)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.60

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.60% for SVB Securities Liquid Reserves Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
SVB Securities Liquid Reserves Shares	61	203	369	850

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Western Asset Institutional Liquid Reserves	3

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

4	Western Asset Institutional Liquid Reserves

Certain risks cont’d

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Institutional Liquid Reserves	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for SVB Securities Liquid Reserves Shares. The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling your Service Agent at 1-800-303-7371.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.22 Worst quarter (03/31/2011): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.01

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
SVB Securities Liquid Reserves Shares	0.01	1.56	1.80

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements with respect to SVB Securities Liquid Reserves Shares but your Service Agent may.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your Service Agent.

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

6	Western Asset Institutional Liquid Reserves

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Institutional Liquid Reserves	7

More on the fund’s investment strategies, investments and risks

The fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Credit quality

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

The fund must follow strict rules with respect to the liquidity of its portfolio securities including daily and weekly liquidity requirements. In addition, the fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by the fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

8	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments

The fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Western Asset Institutional Liquid Reserves	9

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration

The fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

10	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d

When-issued securities, delayed delivery and forward commitment transactions

The fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. The fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, the fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

The fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, the fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in the fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

The fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

Western Asset Institutional Liquid Reserves	11
•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Because the fund is subject to maturity limitations on the investments it may purchase, many of its investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in the fund, you agree to this reduction should it become necessary.

Investment structure

The fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the fund in this Prospectus include the underlying fund. The fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund.

More on risks of investing in the fund

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund's manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in the fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the

12	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d

Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. The fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If the fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, the fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. The fund invests in short-term money market instruments. As a result, the amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income, and, if the fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by the fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. The fund may concentrate in bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the

Western Asset Institutional Liquid Reserves	13

banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in the fund may involve foreign investments risk.

Risks relating to investments in municipal securities. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of the fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

14	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If the fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. The fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about the fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

Western Asset Institutional Liquid Reserves	15

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from the fund. The fund does not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

Management fee

The fund pays a management fee at an annual rate that decreases as assets increase as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion, up to and including $2 billion; 0.200% on assets over $2 billion, up to and including $5 billion; 0.175% on assets over $5 billion, up to and including $10 billion; and 0.150% on assets over $10 billion.

For the fiscal year ended August 31, 2012, the fund paid LMPFA an effective management fee of 0.12% of the fund’s average daily net assets for management services after waivers and/or reimbursements.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for SVB Securities Liquid Reserves Shares are not expected to exceed 0.60%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Recordkeeping fees

The fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

16	Western Asset Institutional Liquid Reserves

More on fund management cont’d

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the fund’s sole and exclusive distributor.

The fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.45% for SVB Securities Liquid Reserves Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

Western Asset Institutional Liquid Reserves	17

Buying shares

Shares of the fund are offered continuously and purchases may be made on any day the fund is open for business, as described under “Share price/Fund business days” below.

The fund may offer one or more additional classes of shares. Only SVB Securities Liquid Reserves Shares are offered through this Prospectus.

SVB Securities Liquid Reserves Shares may be purchased by customers of SVB Securities. SVB Securities (also referred to as the “Service Agent”) has entered into an agreement with the distributor to sell shares of the fund. Currently, customers of SVB Securities may not buy SVB Securities Liquid Reserves Shares directly from the fund.

You should contact your Service Agent to open an account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

If you are purchasing by wire, you must contact your Service Agent to arrange for the wiring of federal funds. If the fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by the fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

You should check with your Service Agent to determine when your purchase order will be effective. For more information, please contact your Service Agent.

18	Western Asset Institutional Liquid Reserves

Exchanging shares

Generally	There are currently no exchange privileges in effect with respect to SVB Securities Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the fund for shares of certain other funds that are made available by your Service Agent. In that event, your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange.

Western Asset Institutional Liquid Reserves	19

Redeeming shares

Generally

You may redeem shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent to redeem shares of the fund.

Redemption proceeds

Other than as described below, if your request is received in good order by your Service Agent or the transfer agent prior to the time that the fund makes its final net asset value calculation on any day the fund is open for business (normally 4:00 p.m. (Eastern time)), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

Your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. Your Service Agent may charge a fee on a wire or an electronic transfer (ACH). You should check with your Service Agent to determine when your proceeds will be available to you.

The fund reserves the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent for information.

For more information, please contact your Service Agent or consult the SAI.

20	Western Asset Institutional Liquid Reserves

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption orders by telephone. In that case, shareholders should consider using the fund’s other redemption procedures described under “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the fund or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the fund for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Western Asset Institutional Liquid Reserves	21

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

22	Western Asset Institutional Liquid Reserves

Dividends, distributions and taxes

Dividends

The fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. The fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxation of transactions: If you sell fund shares, it is generally considered a taxable event. However, you will not have any gain or loss on the sale so long as the fund whose shares you sell maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions from the fund, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the fund may be subject to federal withholding tax. To the extent that fund distributions consist of dividends or other payments that are subject to withholding, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from the fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Western Asset Institutional Liquid Reserves	23

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

The fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. The fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

The fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, the fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If the fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the fund reserves the right to close early and make its final NAV calculation as of the time of the early close.

The fund normally closes for business at 4:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and make its final NAV calculation as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

To determine whether the fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of your Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

24	Western Asset Institutional Liquid Reserves

Financial highlights

The financial highlights table is intended to help you understand the performance of SVB Securities Liquid Reserves Shares for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
SVB Liquid Reserves Shares	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.010	0.035
Net realized and unrealized gain (loss)[1]	0.000		0.000		0.000		0.000	(0.000)
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.010	0.035
Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.010)	(0.035)
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.010)	(0.035)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.01%		0.01%		1.05%[3]	3.53%[3]
Net assets, end of year (millions)	$47		$53		$87		$136	$200
Ratios to average net assets:
Gross expenses[4]	0.70%		0.68%[5]		0.70%[6]		0.71%[6]	0.65%
Net expenses[4,7,8]	0.32	[9]	0.36	[5,9]	0.37	[6,9]	0. 62 [6]	0.55
Net investment income	0.01		0.01		0.01		1.06	3.38

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.35%, respectively, for the year ended August 31, 2010, and 0.67% and 0.58%, respectively, for the year ended August 31, 2009.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Liquid Reserves Shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	In order to maintain a minimum yield, additional waivers were implemented.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset Institutional Liquid Reserves

SVB Securities Liquid Reserves Shares

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926 or 1-203-703-6002, or by writing to the fund at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

FD02407ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Liquid Reserves

Class: Ticker Symbol

SVB Securities Institutional Liquid Reserves Shares: SVIXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Institutional Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold SVB Securities Institutional Liquid Reserves Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.21
Distribution and service (12b-1) fees	0.10
Other expenses	0.02
Total annual fund operating expenses	0.33
Fees waived and/or expenses reimbursed[1]	(0.09)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.24

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.24% for SVB Securities Institutional Liquid Reserves Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
SVB Securities Institutional Liquid Reserves Shares	25	88	168	402

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund

Western Asset Institutional Liquid Reserves	3

may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more

4	Western Asset Institutional Liquid Reserves

Certain risks cont’d

susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Institutional Liquid Reserves	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for SVB Securities Institutional Liquid Reserves Shares. The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling your Service Agent at 1-800-303-7371.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.31 Worst quarter (09/30/2011): 0.01 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.09

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
SVB Securities Institutional Liquid Reserves Shares	0.09	1.79	2.10

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements with respect to SVB Securities Institutional Liquid Reserves Shares but your Service Agent may.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your Service Agent.

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

6	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks

The fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Credit quality

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

The fund must follow strict rules with respect to the liquidity of its portfolio securities including daily and weekly liquidity requirements. In addition, the fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by the fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

Western Asset Institutional Liquid Reserves	7

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments

The fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

8	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration

The fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

Western Asset Institutional Liquid Reserves	9

When-issued securities, delayed delivery and forward commitment transactions

The fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. The fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, the fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

The fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, the fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in the fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

The fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

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More on the fund’s investment strategies, investments and risks cont’d

Because the fund is subject to maturity limitations on the investments it may purchase, many of its investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in the fund, you agree to this reduction should it become necessary.

Investment structure

The fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the fund in this Prospectus include the underlying fund. The fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund.

More on risks of investing in the fund

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund's manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in the fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

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Credit risk. The fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If the fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, the fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. The fund invests in short-term money market instruments. As a result, the amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income, and, if the fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by the fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. The fund may concentrate in bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including

12	Western Asset Institutional Liquid Reserves

More on the fund’s investment strategies, investments and risks cont’d defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in the fund may involve foreign investments risk.

Risks relating to investments in municipal securities. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of the fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

Western Asset Institutional Liquid Reserves	13

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If the fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. The fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about the fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from the fund. The fund does not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management

14	Western Asset Institutional Liquid Reserves

More on fund management cont’d

company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

Management fee

The fund pays a management fee at an annual rate that decreases as assets increase as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion, up to and including $2 billion; 0.200% on assets over $2 billion, up to and including $5 billion; 0.175% on assets over $5 billion, up to and including $10 billion; and 0.150% on assets over $10 billion.

For the fiscal year ended August 31, 2012, the fund paid LMPFA an effective management fee of 0.12% of the fund’s average daily net assets for management services after waivers and/or reimbursements.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for SVB Securities Institutional Liquid Reserves Shares are not expected to exceed 0.24%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Recordkeeping fees

The fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the fund’s sole and exclusive distributor.

The fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.10% for SVB Securities Institutional Liquid Reserves Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Western Asset Institutional Liquid Reserves	15

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

16	Western Asset Institutional Liquid Reserves

Buying shares

Shares of the fund are offered continuously and purchases may be made on any day the fund is open for business, as described under “Share price/Fund business days” below.

The fund may offer one or more additional classes of shares. Only SVB Securities Institutional Liquid Reserves Shares are offered through this Prospectus.

SVB Securities Institutional Liquid Reserves Shares may be purchased by customers of SVB Securities. SVB Securities (also referred to as the “Service Agent”) has entered into an agreement with the distributor to sell shares of the fund. Currently, customers of SVB Securities may not buy SVB Securities Institutional Liquid Reserves Shares directly from the fund.

You should contact your Service Agent to open an account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

If you are purchasing by wire, you must contact your Service Agent to arrange for the wiring of federal funds. If the fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by the fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

You should check with your Service Agent to determine when your purchase order will be effective. For more information, please contact your Service Agent.

Western Asset Institutional Liquid Reserves	17

Exchanging shares

Generally	There are currently no exchange privileges in effect with respect to SVB Securities Institutional Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the fund for shares of certain other funds that are made available by your Service Agent. In that event, your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange.

18	Western Asset Institutional Liquid Reserves

Redeeming shares

Generally

You may redeem shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent to redeem shares of the fund.

Redemption proceeds

Other than as described below, if your request is received in good order by your Service Agent or the transfer agent prior to the time that the fund makes its final net asset value calculation on any day the fund is open for business (normally 4:00 p.m. (Eastern time)), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

Your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. Your Service Agent may charge a fee on a wire or an electronic transfer (ACH). You should check with your Service Agent to determine when your proceeds will be available to you.

The fund reserves the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent for information.

For more information, please contact your Service Agent or consult the SAI.

Western Asset Institutional Liquid Reserves	19

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption orders by telephone. In that case, shareholders should consider using the fund’s other redemption procedures described under “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the fund or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the fund for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

20	Western Asset Institutional Liquid Reserves

Other things to know about transactions cont’d

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Western Asset Institutional Liquid Reserves	21

Dividends, distributions and taxes

Dividends

The fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. The fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxation of transactions: If you sell fund shares, it is generally considered a taxable event. However, you will not have any gain or loss on the sale so long as the fund whose shares you sell maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions from the fund, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the fund may be subject to federal withholding tax. To the extent that fund distributions consist of dividends or other payments that are subject to withholding, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from the fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

22	Western Asset Institutional Liquid Reserves

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

The fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. The fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

The fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, the fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If the fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the fund reserves the right to close early and make its final NAV calculation as of the time of the early close.

The fund normally closes for business at 4:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and make its final NAV calculation as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

To determine whether the fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of your Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Institutional Liquid Reserves	23

Financial highlights

The financial highlights table is intended to help you understand the performance of SVB Securities Institutional Liquid Reserves Shares for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
SVB Institutional Liquid Reserves Shares	2012	2011	2010	2009	2008
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.001	0.001	0.001	0.014	0.038
Net realized and unrealized gain (loss)[1]	0.000	0.000	0.000	0.000	(0.000)
Total income from operations	0.001	0.001	0.001	0.014	0.038
Less distributions from:
Net investment income	(0.001)	(0.001)	(0.001)	(0.014)	(0.038)
Total distributions	(0.001)	(0.001)	(0.001)	(0.014)	(0.038)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[2]	0.11%	0.13%	0.12%	1.37%[3]	3.89%[3]
Net assets, end of year (millions)	$826	$1,110	$1,142	$1,616	$3,548
Ratios to average net assets:
Gross expenses[4]	0.33%	0.32%[5]	0.34%[6]	0.38%[6]	0.29%
Net expenses[4,7,8]	0.22	0.24 [5,9]	0.25 [6]	0.30 [6]	0.19
Net investment income	0.10	0.13	0.12	1.52	3.87

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.23%, respectively, for the year ended August 31, 2010, and 0.32% and 0.24%, respectively, for the year ended August 31, 2009.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Institutional Liquid Reserves Shares did not exceed 0.24%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	In order to maintain a minimum yield, additional waivers were implemented.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Liquid Reserves

SVB Securities Institutional Liquid Reserves Shares

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926 or 1-203-703-6002, or by writing to the fund at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

FD02406ST 12/12

December 28, 2012

Prospectus

Western Asset

Institutional Cash Reserves

Class: Ticker Symbol

SVB	Securities Horizon Shares: SVLXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold SVB Securities Horizon Shares of the fund.

Shareholder fees (fees paid directly from your investment) (%)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management fees	0.20
Distribution and service (12b-1) fees	0.27
Other expenses	0.03
Total annual fund operating expenses	0.50
Fees waived and/or expenses reimbursed[1]	(0.05)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.45

[1]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.45% for SVB Securities Horizon Shares. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
SVB Securities Horizon Shares	46	150	269	619

The fund invests in securities through an underlying fund: Prime Cash Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in

Western Asset Institutional Cash Reserves	3

foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

4	Western Asset Institutional Cash Reserves

Certain risks cont’d

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Institutional Cash Reserves	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for SVB Securities Horizon Shares. The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling your Service Agent at 1-800-303-7371.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Best quarter (12/31/2006): 1.27 Worst quarter (03/31/2010): 0.01

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 0.01

Average annual total returns (for periods ended December 31, 2011) (%)
	1 year	5 years	10 years
SVB Securities Horizon Shares	0.02	1.64	1.87

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund does not impose any minimum initial or subsequent investment requirements with respect to SVB Horizon Shares but your Service Agent may.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 5:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your Service Agent.

Tax information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

6	Western Asset Institutional Cash Reserves

More on the fund’s investment strategies, investments and risks

The fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

The fund’s investment strategies may be changed without shareholder approval. The fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Credit quality

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

The fund must follow strict rules with respect to the liquidity of its portfolio securities including daily and weekly liquidity requirements. In addition, the fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by the fund may become illiquid following purchase.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities normally from 4 weeks to 52 weeks, which are typically issued at a discount as they

Western Asset Institutional Cash Reserves	7

pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments

The fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

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More on the fund’s investment strategies, investments and risks cont’d

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration

The fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

The fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. The fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss

Western Asset Institutional Cash Reserves	9

if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, the fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

The fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, the fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the fund does not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in the fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

The fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, the fund will not earn income on those assets and it will be more difficult for the fund to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other investments

The fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Because the fund is subject to maturity limitations on the investments it may purchase, many of its investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do

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More on the fund’s investment strategies, investments and risks cont’d so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in the fund, you agree to this reduction should it become necessary.

Investment structure

The fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the fund in this Prospectus include the underlying fund. The fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund.

More on risks of investing in the fund

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund's manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in the fund, or its yield, to decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

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Credit risk. The fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by the fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If the fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, the fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Upon the occurrence of certain triggering events or defaults on a security held by the fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, the fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. The fund invests in short-term money market instruments. As a result, the amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the fund’s expenses could absorb all or a significant portion of the fund’s income, and, if the fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by the fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. The fund may concentrate in bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including

12	Western Asset Institutional Cash Reserves

More on the fund’s investment strategies, investments and risks cont’d defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in the fund may involve foreign investments risk.

Risks relating to investments in municipal securities. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of the fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline.

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Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, is incorrect.

Redemption risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If the fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Please note that there are other factors that could adversely affect your investment and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. The fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about the fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2012, LMPFA’s total assets under management were approximately $185.8 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2012, the total assets under management of Western Asset and its supervised affiliates were approximately $459.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from the fund. The fund does not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2012, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $650.7 billion.

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More on fund management cont’d

Management fee

The fund pays a management fee at an annual rate of 0.20% of its average daily net assets.

For the fiscal year ended August 31, 2012, the fund paid LMPFA an effective management fee of 0.12% of the fund’s average daily net assets for management services, after waivers and/or reimbursements.

A discussion regarding the basis for the Board’s approval of the fund’s management agreement and subadvisory agreement is available in the fund’s Semi-Annual Report for the period ended February 29, 2012.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for SVB Securities Horizon Shares are not expected to exceed 0.45%, subject to recapture as described below. This arrangement is expected to continue until December 31, 2014, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture any such amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Recordkeeping fees

The fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the fund’s sole and exclusive distributor.

The fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the fund pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.27% for SVB Securities Horizon Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include the fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

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Buying shares

Shares of the fund are offered continuously and purchases may be made on any day the fund is open for business, as described under “Share price/Fund business days” below.

The fund may offer one or more additional classes of shares. Only SVB Securities Horizon Shares are offered through this Prospectus.

SVB Securities Horizon Shares may be purchased by customers of SVB Securities. SVB Securities (also referred to as the “Service Agent”) has entered into an agreement with the distributor to sell shares of the fund. Currently, customers of SVB Securities may not buy SVB Securities Horizon Shares directly from the fund.

You should contact your Service Agent to open an account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

•   Name of fund being bought

•   Class of shares being bought

•   Dollar amount or number of shares being bought

•   Account number (if existing account)

If you are purchasing by wire, you must contact your Service Agent to arrange for the wiring of federal funds. If the fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by the fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

You should check with your Service Agent to determine when your purchase order will be effective. For more information, please contact your Service Agent.

16	Western Asset Institutional Cash Reserves

Exchanging shares

Generally	There are currently no exchange privileges in effect with respect to SVB Securities Horizon Shares. However, in the future, you may be able to exchange your shares of the fund for shares of certain other funds that are made available by your Service Agent. In that event, your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange.

Western Asset Institutional Cash Reserves	17

Redeeming shares

Generally

You may redeem shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent to redeem shares of the fund.

Redemption proceeds

You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 5:00 p.m. (Eastern time)), on the next business day. The fund may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

Your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. Your Service Agent may charge a fee on a wire or an electronic transfer (ACH). You should check with your Service Agent to determine when your proceeds will be available to you.

The fund reserves the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent for information.

For more information, please contact your Service Agent or consult the SAI.

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Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption orders by telephone. In that case, shareholders should consider using the fund’s other redemption procedures described under “Redeeming shares.”

The transfer agent or the fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

The fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the fund or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the fund for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Western Asset Institutional Cash Reserves	19

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

20	Western Asset Institutional Cash Reserves

Other things to know about transactions cont’d

The fund has received an order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

Western Asset Institutional Cash Reserves	21

Dividends, distributions and taxes

Dividends

The fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Taxes

This discussion of taxes is for general information only and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. You should consult your own tax adviser about your particular situation.

Federal taxation of distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the fund, whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Other distributions are generally taxable as ordinary income. The fund does not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxation of transactions: If you sell fund shares, it is generally considered a taxable event. However, you will not have any gain or loss on the sale so long as the fund whose shares you sell maintains a net asset value of $1.00 per share.

State and local taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions from the fund, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Foreign shareholders: If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the fund may be subject to federal withholding tax. To the extent that fund distributions consist of dividends or other payments that are subject to withholding, the fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Distributions received from the fund by non-U.S. persons may be subject to tax under the laws of their own jurisdictions.

Backup withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

22	Western Asset Institutional Cash Reserves

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

The fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. The fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

The fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, the fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If the fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the fund reserves the right to close early and make its final NAV calculation as of the time of the early close.

The fund normally closes for business at 5:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the fund will close for business and make its final NAV calculation as of such time the NYSE closes. For calendar year 2013, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2013, November 29, 2013 and December 24, 2013.

To determine whether the fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of your Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Western Asset Institutional Cash Reserves	23

Financial highlights

The financial highlights table is intended to help you understand the performance of SVB Securities Horizon Shares for the past five years, unless otherwise noted. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a SVB Securities Horizon Share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request).

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
SVB Securities Horizon Shares	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.011	0.036
Net realized gain (loss)[1]	(0.000)		0.000		0.000		(0.000)	0.000
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.011	0.036
Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.011)	(0.036)
Net realized gains	(0.000)	[1]	—		—		—	—
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.011)	(0.036)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.04%		0.03%		1.15%	3.66%
Net assets, end of year (millions)	$209		$342		$470		$839	$1,029
Ratios to average net assets:
Gross expenses[3]	0.50%		0.49%		0.49%		0.53%[4]	0.49%
Net expenses[3,5,6]	0.31	[7]	0.31	[7]	0.34		0.37 [4]	0.30
Net investment income	0.01		0.04		0.03		1.14	3.38

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.49% and 0.33%, respectively.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Securities Horizon Shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.35%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping you Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

Legg Mason Funds Privacy and Security Notice cont’d

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

[These pages are not part of the Prospectus.]

Western Asset

Institutional Cash Reserves

SVB Securities Horizon Shares

You may visit the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the fund at 1-877-721-1926 or 1-203-703-6002, or by writing to the fund at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-6740)

FD02408ST 12/12

December 28, 2012

Legg Mason Partners Institutional Trust

Western Asset Institutional Liquid Reserves

Institutional Shares (CILXX), SVB Securities Liquid Reserves Shares (SVSXX), SVB Securities Institutional Liquid Reserves Shares (SVIXX), Investor Shares (LLRXX) and Administrative Shares (LRAXX)

Western Asset Institutional Cash Reserves

Institutional Shares (CARXX), Premium Shares, Class L (CFRXX), Class S (CFSXX), SVB Securities Horizon Shares (SVLXX), Investor Shares (LCRXX) and Administrative Shares (LCAXX)

Western Asset Institutional U.S. Treasury Reserves

Institutional Shares (CIIXX), Investor Shares (LTRXX) and Administrative Shares (LTAXX)

Western Asset Institutional Government Reserves

Institutional Shares (INGXX), Premium Shares (LWPXX), Investor Shares (LGRXX) and Administrative Shares (LGAXX)

Western Asset Institutional Tax Free Reserves

Institutional Shares (CIFXX), Investor Shares (LTFXX) and Administrative Shares (LFAXX)

Western Asset Institutional AMT Free Municipal Money Market Fund

Institutional Shares (INMXX), Premium Shares (WAPXX), Investor Shares (LATXX) and Administrative Shares (LMAXX)

55 Water Street

New York, New York 10041

1-877-721-1926

1-203-703-6002

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (this “SAI”) is not a prospectus and is meant to be read in conjunction with the Prospectuses for Institutional Shares, SVB Securities Liquid Reserves Shares, SVB Securities Institutional Liquid Reserves Shares, Investor Shares and Administrative Shares of Western Asset Institutional Liquid Reserves (“Liquid Reserves”), Institutional Shares, Premium Shares, Class L shares, Class S shares, SVB Securities Horizon Investor Shares, Investor Shares and Administrative Shares of Western Asset Institutional Cash Reserves (“Cash Reserves”), Institutional Shares, Investor Shares and Administrative Shares of Western Asset Institutional U.S. Treasury Reserves (“U.S. Treasury Reserves”), Institutional Shares, Premium Shares, Investor Shares and Administrative Shares of Western Asset Institutional Government Reserves (also referred to as “Government Reserves”), Institutional Shares, Investor Shares and Administrative Shares of Western Asset Institutional Tax Free Reserves (“Tax Free Reserves”) and Institutional Shares, Premium Shares, Investor Shares and Administrative Shares of Western Asset Institutional AMT Free Municipal Money Market Fund (“AMT Free Municipal Fund” and, collectively, the “funds”), each dated December 28, 2012, as amended or supplemented from time to time, and is incorporated by reference in its entirety into each of the Prospectuses.

Each fund is a series of Legg Mason Partners Institutional Trust (the “Trust”), a Maryland statutory trust. Prior to May 31, 2010, Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves, Tax Free Reserves and AMT Free Municipal Fund were known as Western Asset / CitiSM Institutional Liquid Reserves, Western Asset / CitiSM Institutional Cash Reserves, Western Asset / CitiSM Institutional U.S. Treasury Reserves, Western Asset Institutional Government Money Market Fund, Western Asset / CitiSM Institutional Tax Free Reserves and Western Asset Institutional Municipal Money Market Fund, respectively. Prior to June 1, 2009, Liquid Reserves, Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves were known as CitiSM Institutional Liquid Reserves, CitiSM Institutional Cash, CitiSM Institutional U.S. Treasury Reserves and CitiSM Institutional Tax Free Reserves, respectively. Prior to April 16, 2007, Government Reserves and AMT Free

Municipal Fund were known as Smith Barney Institutional Cash Management Fund Inc.—Government Portfolio and Smith Barney Institutional Cash Management Fund Inc.—Municipal Portfolio, respectively.

Additional information about each fund’s investments is available in the fund’s annual and semi-annual reports to shareholders. The annual reports contain financial statements that are incorporated herein by reference. The Prospectuses and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the funds’ distributor to sell shares of the applicable fund (each called a “Service Agent”), by writing or calling the Trust at the address or telephone numbers set forth above, by sending an e-mail request to prospectus@leggmason.com, or by visiting the funds’ website at http://www.leggmason.com/individualinvestors. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the sole and exclusive distributor for each fund.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this SAI in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by a fund or its distributor. The Prospectuses and this SAI do not constitute offerings by the funds or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

MASTER/FEEDER STRUCTURE

Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their investable assets in Liquid Reserves Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Government Portfolio and Tax Free Reserves Portfolio, respectively (each a “portfolio” and together the “portfolios”). Each of Liquid Reserves Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Government Portfolio is a diversified open-end management investment company. Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. Each portfolio has substantially the same investment objective, policies and strategies as its corresponding fund.

The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and Tax Free Reserves and their corresponding portfolios will be less than or approximately equal to the expenses that each fund would incur if the assets of the fund were invested directly in the types of securities held by its portfolio. Each fund may withdraw its investment in its portfolio at any time, and will do so if the fund’s Trustees believe it to be in the best interest of the fund’s shareholders. If a fund were to withdraw its investment in its portfolio, the fund could either invest directly in securities in accordance with the investment strategies and policies described below or invest in one or more other mutual funds or pooled investment vehicles having a similar investment objective, strategies and policies. If a fund were to withdraw, the fund could receive securities from its portfolio instead of cash, causing the fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

Each portfolio may change its investment objective, investment strategies and certain of its investment policies and restrictions without approval by its investors, but it will notify its corresponding fund and its other investors before implementing any change in its investment objective. A change in a portfolio’s investment objective, strategies, policies or restrictions may cause its corresponding fund to withdraw its investment in its portfolio.

The portfolios, as series of a Maryland statutory trust, are not required to hold and have no intention of holding annual meetings of investors. However, when a portfolio is required to do so by law or in the judgment of its Trustees it is necessary or desirable to do so, the portfolio will submit matters to its investors for a vote. When a fund is asked to vote on matters concerning its corresponding portfolio (other than a vote to continue the portfolio following the withdrawal of an investor), the fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the fund could be outvoted, or otherwise adversely affected, by other investors in the portfolio.

Each portfolio may sell interests to other investors in addition to its corresponding fund. These investors may be funds which offer shares to their shareholders with different costs and expenses than the fund. Therefore, the investment returns for all investors in funds investing in a portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

Each portfolio is open for business on each day that its corresponding fund is open for business as set forth in the funds’ Prospectuses. Each portfolio determines its net asset value as of the same times on each business day as its corresponding fund. A portfolio may make additional net asset value calculations to accommodate the net asset value calculation times of other investors, such as other funds, that invest in the portfolio. A fund may add to or reduce its investment in its portfolio on each fund business day. For more information, see the funds’ Prospectuses.

Information about other holders of interests in the portfolios is available from LMIS.

Each of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and Tax Free Reserves may, in the future, convert to a fund of funds structure. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and AMT Free Municipal Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Tax Free Reserves is classified as non-diversified under the 1940 Act. Each fund is a money market fund that intends to comply with the provisions of Rule 2a-7 under the 1940 Act.

Each fund’s Prospectuses discuss the fund’s investment objective and strategies. The following discussion supplements the description of each fund’s investment strategies in its Prospectuses.

Investment Objectives

Liquid Reserves. The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Cash Reserves. The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

U.S. Treasury Reserves. The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Government Reserves. The fund’s investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Tax Free Reserves. The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

AMT Free Municipal Fund. The fund’s investment objective is to seek current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

The investment objectives of the funds are non-fundamental and may be changed without shareholder or investor approval.

Principal Investment Strategies and Certain Limitations

Following is a summary of the principal investment strategies and certain investment limitations of each of the funds.

Each of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and Tax Free Reserves seeks to achieve its investment objective by investing all of its investable assets in Liquid Reserves Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Government Portfolio and Tax Free Reserves Portfolio, respectively. Each portfolio has substantially the same investment objectives, strategies and policies as its corresponding fund.

Since the investment characteristics of each of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and Tax Free Reserves correspond directly to those of the portfolios in which they invest, the following generally applies to both the funds and the portfolios, as applicable, and references to a “fund”

include the portfolios, unless the context requires otherwise. A fund may withdraw its investment from its corresponding portfolio at any time, if the Trust’s Board of Trustees (the “Board”) determines that it is in the best interests of the fund to do so. If a fund were to then invest directly in securities, the fund’s assets would be invested in accordance with the applicable investment strategies and policies described below.

Liquid Reserves

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount.

The fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

The fund limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having more than $100 million of equity capital or total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The fund may also invest in certificates of deposit issued by banks, the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the fund at no time owns certificates of deposit with a principal amount in excess of the amount that is fully insured by FDIC insurance of any one of those issuers.

The fund limits its investments in “non-U.S. bank obligations” to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks that meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks, which banks (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the subadviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the fund. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The approval of the fund’s shareholders would not be required to change the fund’s investment objective or any of its investment strategies. Likewise, the approval of the investors in the portfolio would not be required to change the portfolio’s investment objectives or any of its investment strategies.

Cash Reserves

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount.

The fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

The fund limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having more than $100 million of equity capital or total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The fund may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the fund at no time owns certificates of deposit with a principal amount in excess of the amount that is fully insured by FDIC insurance of any one of those issuers.

The fund limits its investments in “non-U.S. bank obligations” to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks that meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks, which banks (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the subadviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the fund. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The approval of the fund’s shareholders would not be required to change the fund’s investment objectives or any of its investment strategies. Likewise, the approval of the investors in the portfolio would not be required to change the portfolio’s investment objectives or any of its investment strategies.

U.S. Treasury Reserves

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements, but may enter into reverse repurchase agreements to satisfy redemption requests or for other temporary or emergency purposes. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The approval of the fund’s shareholders would not be required to change the fund’s investment objectives or any of its investment strategies. Likewise, the approval of the investors in the portfolio would not be required to change the portfolio’s investment objectives or any of its investment strategies. If, however, either the fund or the portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, the fund would give written notice to its shareholders at least 60 days prior to implementing the change.

Government Reserves

The fund invests in securities that, at the time of purchase, are rated in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, a fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, a fund’s subadviser or Board will decide whether the security should be held or sold.

The fund invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

The approval of the fund’s shareholders would not be required to change the fund’s investment objective or any of its investment strategies. Likewise, the approval of the investors in the portfolio would not be required to change the portfolio’s investment objective or any of its investment strategies. If, however, either the fund or the portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than short-term U.S. government obligations and related investments, the fund would give written notice to its shareholders at least 60 days prior to implementing the change.

Tax Free Reserves

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by the fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold. The maturities of variable rate instruments held by the fund are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high-quality municipal obligations and interests in municipal obligations (“municipal securities”) that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

The fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. These include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the AMT, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

Circumstances in which the fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the subadviser, it is advisable to do so because of adverse market conditions affecting the market for municipal securities. The kinds of taxable securities in which the fund’s assets may be invested are generally limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any municipal securities or obligations of the U.S. government or its agencies, instrumentalities, or authorities. See “Supplemental Information Regarding Investment Practices and Risk Factors” below for a description of these types of investments. As described above, the fund’s assets may also be invested in municipal securities which are subject to the AMT.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

Each of the fund’s and portfolio’s policy to invest at least 80% of its assets, under normal market conditions, in certain municipal securities may not be changed without shareholder or investor approval.

AMT Free Municipal Fund

The fund invests in securities that, at the time of purchase, are rated in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, a fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a weighted average maturity of not more than 60 days. In addition, the fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, a fund’s subadviser or Board will decide whether the security should be held or sold.

The fund is a money market fund which, under normal circumstances, will invest substantially all of its assets in short-term high quality municipal securities whose interest is exempt from federal income tax, including the AMT. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks. Under normal circumstances, AMT Free Municipal Fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. AMT Free Municipal Fund’s 80% policy may not be changed without a shareholder vote.

AMT Free Municipal Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

The interest paid on municipal securities purchased by the fund is excluded from gross income for regular federal income tax purposes, and, as noted above, will not typically be subject to the AMT. As a result, the rate of interest paid on these securities normally is lower than the rate of interest paid on fully taxable securities.

Although the fund will ordinarily not invest in securities whose interest is subject to federal income tax or the AMT, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments whose interest may be subject to federal income tax or the AMT. In addition, the fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions, as described under “More on the funds’ investment strategies, investments and risks—Defensive investing” in the fund’s Prospectuses.

Up to 25% of the fund’s assets may be invested at any time in U.S. dollar-denominated obligations of foreign banks, and all of a fund’s assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the “SEC”). These include participation or other interests in municipal securities issued or backed by foreign or domestic banks. The fund may also invest in securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation (“FDIC”) (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). The fund may also invest in securities backed by letters of credit of non-U.S. banks if the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment).

In addition, the fund may invest in municipal obligations with a standby commitment provided by a bank or participation interests in municipal securities or variable rate demand obligations issued and/or provided with credit support by banks.

AMT Free Municipal Fund may borrow money or enter into reverse repurchase agreements with broker/dealers and other financial institutions, including the funds’ custodian, with respect to up to 10% of its assets in order to facilitate the settlement of fund securities transactions and to meet redemption requests. If the fund engages in reverse repurchase agreements, or otherwise borrows money, it will not purchase additional securities when outstanding borrowings exceed 5% of its assets.

The fund may not purchase or otherwise acquire any security if, as a result, more than 5% of its total assets would be invested in securities and other assets that are illiquid.

SUPPLEMENTAL INFORMATION REGARDING INVESTMENT PRACTICES AND RISK FACTORS

The funds’ and the portfolios’ principal investment strategies are summarized above. The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by the funds and the portfolios. Throughout this section, references to a fund apply to and correspond to the fund’s corresponding portfolio. To the extent permitted by law and a fund’s investment policies, a fund may engage in the practices described below.

Asset-Backed Commercial Paper and Other Asset-Backed Securities (each fund other than U.S. Treasury Reserves and Government Reserves)

The funds may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables (“CARS”), and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of a fund, since the fund may be forced to reinvest any prepaid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Asset-backed commercial paper (“ABCP”) typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity by issuing additional ABCP. This may delay the sale of the underlying collateral and the fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes typically are of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Consistent with each fund’s investment objective and policies the fund also may invest in other types of asset-backed and receivable-backed securities.

Banking Industry Concentration (each fund other than U.S. Treasury Reserves and Government Reserves)

Up to 25% of a fund’s assets may be invested at any time in U.S. dollar-denominated obligations of foreign banks, and all of the fund’s assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the SEC. Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the subadviser, as that of investing in instruments issued by the branch’s domestic parent. A fund may also invest in Eurodollar and Yankee bank obligations.

Certificates of deposit (“CDs”) are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits (“Fixed TDs”) are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, Fixed TDs may be withdrawn on demand by a fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although Fixed TDs do not have a market, there are no contractual restrictions on a fund’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’ acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, a fund may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the “Board of Governors”). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, a fund generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject.

Obligations of foreign branches of domestic banks and of foreign branches of foreign banks, such as CDs and Fixed TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by governmental regulation. Such obligations are subject to many of the same risks as those of domestic banks or domestic branches of foreign banks. They are also subject to risks such as foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Since a fund may hold investments in non-U.S. bank obligations, an investment in a fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by a fund, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on CDs or Fixed TDs that might affect adversely such payment on such obligations held by a fund.

Borrowings (each fund)

A fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested by the fund’s subadviser in other securities or instruments in an effort to increase the fund’s investment returns. Reverse repurchase agreements may be considered to be a type of borrowing.

When a fund invests borrowing proceeds in other securities, the fund will be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the borrowing proceeds does not equal or exceed the interest that a fund is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the fund’s return.

A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. This could adversely affect the subadviser’s strategy and result in lower fund returns. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares. A fund may borrow on a secured or on an unsecured basis. If a fund enters into a secured borrowing arrangement, a portion of the fund’s assets will be used as collateral. During the term of the borrowing, the fund will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a fund may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the subadviser’s strategy and result in lower fund returns. The fund would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the fund. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a fund’s exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.

The 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that a fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Commercial Paper (each fund other than U.S. Treasury Reserves and Government Reserves)

Commercial paper (including variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs.

Custodial Receipts (each fund other than U.S. Treasury Reserves and Government Reserves)

Custodial receipts or certificates are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain U.S. government notes or bonds or on certain municipal obligations. The underwriter of these certificates or receipts typically purchases U.S. government securities or municipal obligations and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Demand Instruments (each fund other than U.S. Treasury Reserves and Government Reserves)

A fund may invest in securities issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to tender the investment at an exercise price equal to approximately the amortized cost of the instrument plus accrued interest on no more than 30 days’ notice. Variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes. A fund currently is permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of 13 months or less, notwithstanding that they may otherwise have a stated maturity in excess of 13 months. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7 of the 1940 Act. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument’s credit quality and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Accordingly, the credit quality and liquidity of a fund’s investments may be dependent in part on the credit quality of the institutions supporting the fund’s investments and changes in the credit quality of these institutions could cause losses to a fund and affect its share price.

Variable rate demand instruments include variable rate demand preferred shares or other forms of liquidity protected preferred shares that are issued by closed end investment companies that invest in municipal securities. These preferred shares have a liquidation preference and pay a dividend that is set weekly or at some other interval (typically 28 days) by a remarketing agent or through a similar process that is designed to approximate current prevailing interest rates. A fund, as a holder of one of these instruments, will have the right to tender the securities for remarketing or, if the securities can not be remarketed, to tender the securities to a liquidity provider, in each case at a price equal to its liquidation preference plus accrued dividends. A fund would have no right to tender the shares to the issuer for payment or redemption, and the shares will be not freely transferable. A fund will be subject to the risk that the liquidity provider will not be able to honor its unconditional commitment to purchase the shares.

See also “Municipal Securities—Demand Instruments.”

Floating Rate and Variable Rate Obligations (each fund other than U.S. Treasury Reserves)

A fund may purchase floating rate and variable rate obligations, including participation interests therein. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. For purposes of determining whether a variable rate instrument held by a fund matures within 397 days from the date of its acquisition, and for purposes of calculating the weighted average maturity of a fund’s portfolio, the maturity of the instrument will be deemed to be the longer of (1) the period required before a fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument’s next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. For the purposes of determining the weighted average life of a fund’s portfolio, the period remaining for each adjustable-rate security without a demand feature would have a maturity equal to its final legal maturity.

The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments include participation interests in variable or fixed-rate securities owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying securities may be fixed, the terms of the participation interest may result in the fund receiving a variable rate on its investment.

Because of the variable rate nature of the instruments, when prevailing interest rates decline a fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a fund’s yield will increase and its shareholders will have reduced risk of capital depreciation.

Foreign Securities (each fund other than U.S. Treasury Reserves and Government Reserves)

Investments in securities issued by or provided with credit enhancements by foreign banks or other foreign issuers present certain additional risks. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for a fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a fund’s investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade. The funds generally limit their direct investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks, corporations and foreign governments, located in the major industrialized countries. Whether or not a fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, financial and other difficulties, the value and liquidity of the fund’s investments may be negatively affected by the conditions in the countries experiencing the difficulties.

Sovereign Government and Supranational Debt. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. The funds generally limit their direct investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks, corporations and foreign governments, located in the major industrialized countries. Whether or not a fund invests directly in securities of issuers in the markets described above or with significant exposure to these markets, these events could negatively affect the value and liquidity of the fund’s investments.

Europe—Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the fund’s investments.

High Quality Corporate Obligations (each fund other than U.S. Treasury Reserves and Government Reserves)

High quality corporate obligations include obligations of corporations that are originally issued with a maturity of greater than 397 days and are: (1) rated as long-term debt obligations in the highest rating category or (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in the highest rating category for short-term debt obligations, or are otherwise comparable to short-term debt obligations having such a rating.

Illiquid Assets (each fund)

Illiquid assets are assets that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to them by the fund. These assets include, among others, certain securities that are subject to legal or contractual restrictions on resale and any repurchase transactions that do not mature within seven days. The fund may not be able to sell illiquid securities and other assets in its portfolio at a time when the sale would be desirable or at a price the fund deems representative of their value. Disposing of illiquid investments may involve time-consuming negotiation and expenses.

Certain restricted securities can be traded freely among qualified purchasers in accordance with Rule 144A under the Securities Act of 1933 (the “1933 Act”). The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is “liquid.” The Board has delegated to the subadviser authority to determine whether particular securities eligible for trading under Rule 144A are and continue to be “liquid.” Investing in these restricted securities could have the effect of increasing the fund’s illiquidity, however, if qualified purchasers become uninterested in buying these securities.

Lending of Securities (each fund)

Consistent with applicable regulatory requirements and in order to generate income, a fund may lend its securities to broker/dealers and other institutional borrowers. Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. government obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a fund would be invested in high quality short-term instruments, or in one or more funds maintained by the lending agent for this purpose. During the term of the loan, a fund will continue to have investment risk with respect to the security loaned, as well as risk with respect to the investment of the cash collateral. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would also receive any income generated by the fund’s investment of the collateral (subject to a rebate payable to the borrower and a percentage of the income payable to the lending agent). Where the borrower provides a fund with collateral other than cash, the borrower is also obligated to pay the fund a fee for use of the borrowed securities. A fund would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the subadviser to be of good standing, and when, in the judgment of the subadviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a fund could suffer loss if the loan is terminated and the fund is forced to liquidate investments at a loss in order to return the cash collateral to the buyer. If a fund does lend securities, it is not intended that the value of the securities loaned by the fund would exceed 33 1/3% of the value of its net assets.

The funds do not currently intend to engage in securities lending although the funds may engage in transactions (such as reverse repurchase agreements) which have similar characteristics.

Money Market Instruments Generally (each fund)

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

Mortgage-Backed Securities (each fund other than U.S. Treasury Reserves and Government Reserves)

Interest and principal payments on mortgage-backed securities (“MBS”) are typically made monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates. Accordingly, amounts available for reinvestment by a fund are likely to be greater during a period of relatively low interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. MBS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Municipal Securities (each fund other than U.S. Treasury Reserves and Government Reserves)

Municipal securities (which are also referred to herein as “municipal obligations” or “municipal bonds”) generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participations or other interests in these securities and other related investments. The interest paid on municipal securities is typically excluded from gross income for regular federal income tax purposes, although it may be subject to the AMT.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.

The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Private Activity Bonds

Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Under current federal income tax law, interest on municipal bonds issued after August 7, 1986 which are specified private activity bonds and the proportionate share of any exempt-interest dividend paid by a regulated investment company that receives interest from such private activity bonds, will be treated as an item of tax preference for purposes of the AMT, which is imposed on individuals and corporations by the Internal Revenue Code of 1986, as amended (the “Code”), though for regular federal income tax purposes such interest will remain fully tax-exempt. Bonds issued in 2009 and 2010 generally will not be treated as private activity bonds, and interest earned on such bonds generally will not be treated as a tax preference item. Although interest on all tax-exempt obligations (including private activity bonds) is generally included in “adjusted current earnings” of corporations for AMT purposes, interest on bonds issued in 2009 and 2010 generally is not included in adjusted current earnings.

Industrial Development Bonds

Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the AMT.

Tender Option Bonds

A tender option bond is a municipal bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the institution generally receives periodic fees equal to the difference between the municipal bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par. Thus, after payment of this fee, the security holder would effectively hold a demand obligation that bears interest at the prevailing short-term tax-exempt rate. (See “Structured Instruments” below.)

Municipal Leases

Municipal leases or installment purchase contracts are issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult or, if sold, may not fully cover a fund’s exposure.

Participation Interests

Tax-exempt participation interests in municipal obligations (such as private activity bonds and municipal lease obligations) are typically issued by a financial institution. A participation interest gives a fund an undivided interest in the municipal obligation in the proportion that the fund’s participation interest bears to the total principal amount of the municipal obligation. Participation interests in municipal obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company. A fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the fund’s participation in the security, plus accrued interest. A fund typically will exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the fund in order to facilitate withdrawals from the fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying municipal obligations; in these cases, the underlying municipal obligations must meet the fund’s high credit standards at the time of purchase of the participation interest.

Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a fund. The issuer of the participation interest may bear the cost of insurance backing the participation interest, although a fund may also purchase insurance, in which case the cost of insurance will be an expense of the fund. Participation interests may be sold prior to maturity.

Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid on that municipal obligation. (See “Banking Industry Concentration” above.)

Municipal Notes

There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes (“TRANs”); Tax Anticipation Notes (“TANs”); Revenue Anticipation Notes (“RANs”); and Bond Anticipation Notes (“BANs”). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

Tax-Exempt Commercial Paper

Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.

Demand Instruments

Municipal bonds may be issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to redeem the investment. Variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes.

These floating and variable rate instruments are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments include participation interests in variable-or fixed-rate municipal obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying municipal obligations may be fixed, the terms of the participation interest may result in a fund receiving a variable rate on its investment.

Because of the variable rate nature of the instruments, when prevailing interest rates decline the yield on these instruments will generally decline. On the other hand, during periods when prevailing interest rates increase, the yield on these instruments will generally increase and the instruments will have less risk of capital depreciation than instruments bearing a fixed rate of return.

See also “Floating Rate and Variable Obligations” and “Demand Instruments.”

Stand-By Commitments

Under a stand-by commitment a dealer agrees to purchase, at a fund’s option, specified municipal obligations held by a fund at a specified price and, in this respect, stand-by commitments are comparable to put options. A stand-by commitment entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund will be subject to credit risk with respect to an institution providing a stand-by commitment and a decline in the credit quality of the institution could cause losses to the fund.

A fund will generally acquire stand-by commitments to facilitate fund liquidity. The cost of entering into stand-by commitments will increase the cost of the underlying municipal obligation and similarly will decrease such security’s yield to investors. Gains, if any, realized in connection with stand-by commitments will be taxable.

Additional Risks Relating to Municipal Securities

Tax risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. government. Failure by the issuer to comply after the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. In addition, the federal income tax exemption has been, and may in the future be, the subject of litigation. If one of these proposals were enacted, the availability of tax-exempt obligations for investment by a fund and the value of the fund’s investments would be affected.

Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for federal and/or state income tax purposes are rendered by bond counsel to the respective issuers at the time of issuance. A fund and its service providers will rely on such opinions and will not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

Information risk. Information about the financial condition of issuers of municipal obligations may be less available than about corporations whose securities are publicly traded.

State and Federal law risk. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their municipal obligations may be materially affected.

Market and ratings risk. The yields on municipal obligations are dependent on a variety of factors, including economic and monetary conditions, general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. Adverse economic, business, legal or political developments might affect all or substantial portions of a fund’s municipal obligations in the same manner.

Unfavorable developments in any economic sector may have far-reaching ramifications for the overall or any state’s municipal market.

Although the ratings of tax-exempt securities by ratings agencies are relative and subjective, and are not absolute standards of quality, such ratings reflect the assessment of the ratings agency, at the time of issuance of the rating, of the economic viability of the issuer of a general obligation bond or, with respect to a revenue bond, the special revenue source, with respect to the timely payment of interest and the repayment of principal in accordance with the terms of the obligation, but do not reflect an assessment of the market value of the obligation. See Appendix A for additional information regarding ratings. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

Liquidity. In general, the secondary market for tax-exempt securities may be less liquid than that for taxable fixed-income securities.

Taxable Municipal Obligations

The market for taxable municipal obligations is relatively small, which may result in a lack of liquidity and in price volatility of those securities, although the recently enacted federal Build America Bond program has increased the attractiveness of and the market for such obligations. Interest on taxable municipal obligations is includable in gross income for regular federal income tax and AMT purposes. While interest on taxable municipal obligations may be exempt from personal taxes imposed by the state within which the obligation is issued, such interest will nevertheless generally be subject to all other state and local income and franchise taxes.

Risks Inherent in an Investment in Different Types of Municipal Securities

General Obligation Bonds. General obligation bonds are backed by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors. Some such factors are the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control.

Industrial Development Revenue Bonds (“IDRs”). IDRs are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. These projects are usually operated by corporate entities. IDRs are not general obligations of governmental entities backed by their taxing power. Issuers are only obligated to pay amounts due on the IDRs to the extent that funds are available from the unexpended proceeds of the IDRs or receipts or revenues of the issuer. Payment of IDRs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Such corporate operators or guarantors that are industrial companies may be affected by many factors, which may have an adverse impact on the credit quality of the particular company or industry.

Hospital and Health Care Facility Bonds. The ability of hospitals and other health care facilities to meet their obligations with respect to revenue bonds issued on their behalf is dependent on various factors. Some such factors are the level of payments received from private third-party payors and government programs and the cost of providing health care services. There can be no assurance that payments under governmental programs will be sufficient to cover the costs associated with their bonds. It may also be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services. Hospitals and other health care facilities are additionally subject to claims and legal actions by patients and others in the ordinary course of business. There can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility.

Single Family and Multi-Family Housing Bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are state and local housing issues that have been issued to provide financing for various housing projects. Multi-family housing revenue bonds are payable primarily from mortgage loans to housing projects for low to moderate income families. Single-family mortgage revenue bonds are issued for the purpose of acquiring notes secured by mortgages on residences. The ability of housing issuers to make debt service payments on their obligations may be affected by various economic and non-economic factors. Such factors include: occupancy levels, adequate rental income in multi-family projects, the rate of default on mortgage loans underlying single family issues and the ability of mortgage insurers to pay claims. All single-family mortgage revenue bonds and certain multi-family housing revenue bonds are prepayable over the life of the underlying mortgage or mortgage pool. Therefore, the average life of housing obligations cannot be determined. However, the average life of these obligations will ordinarily be less than their stated maturities. Mortgage loans are frequently partially or completely prepaid prior to their final stated maturities.

Power Facility Bonds. The ability of utilities to meet their obligations with respect to bonds they issue is dependent on various factors. These factors include the rates that they may charge their customers, the demand for a utility’s services and the cost of providing those services. Utilities are also subject to extensive regulations relating to the rates which they may charge customers. Utilities can experience regulatory, political and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Utilities are additionally subject to increased costs due to governmental environmental regulation and decreased profits due to increasing competition. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility’s results of operations. The subadviser cannot predict the effect of such factors on the ability of issuers to meet their obligations with respect to bonds.

Water and Sewer Revenue Bonds. Water and sewer bonds are generally payable from user fees. The ability of state and local water and sewer authorities to meet their obligations may be affected by a number of factors. Some such factors are the failure of municipalities to utilize fully the facilities constructed by these authorities, declines in revenue from user charges, rising construction and maintenance costs, impact of environmental requirements, the difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs, the impact of “no growth” zoning ordinances and the continued availability of federal and state financial assistance and of municipal bond insurance for future bond issues.

University and College Bonds. The ability of universities and colleges to meet their obligations is dependent upon various factors. Some of these factors of which an investor should be aware are the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds and the quality and maintenance costs of campus facilities. Also, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education may affect an institution’s ability to make payments on its own.

Lease Rental Bonds. Lease rental bonds are predominantly issued by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the authorities are financing vehicles created solely for the construction of buildings or the purchase of equipment that will be used by a state or local government. Thus, the bonds are subject to the ability and willingness of the lessee government to meet its lease rental payments, which include debt service on the bonds. Lease rental bonds are subject to the risk that the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year. These bonds are also subject to the risk of abatement in many states as rents cease in the event that damage, destruction or condemnation of the project prevents its use by the lessee. Also, in the event of default by the lessee government, there may be significant legal and/or practical difficulties involved in the reletting or sale of the project.

Capital Improvement Facility Bonds. Capital improvement bonds are bonds issued to provide funds to assist political subdivisions or agencies of a state through acquisition of the underlying debt of a state or local political subdivision or agency. The risks of an investment in such bonds include the risk of possible prepayment or failure of payment of proceeds on and default of the underlying debt.

Solid Waste Disposal Bonds. Bonds issued for solid waste disposal facilities are generally payable from tipping fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products. The ability of solid waste disposal facilities to meet their obligations depends upon the continued use of the facility, the successful and efficient operation of the facility and, in the case of waste-to-energy facilities, the continued ability of the facility to generate electricity on a commercial basis. Also, increasing environmental regulation on the federal, state and local level has a significant impact on waste disposal facilities. While regulation requires more waste producers to use waste disposal facilities, it also imposes significant costs on the facilities.

Moral Obligation Bonds. A moral obligation bond is a type of revenue bond issued by a state or municipality pursuant to legislation authorizing the establishment of a reserve fund to pay principal and interest payments if the issuer is unable to meet its obligations. The establishment of such a reserve fund generally requires appropriation by the state legislature, which is not legally required. Accordingly, the establishment of a reserve fund is generally considered a moral commitment but not a legal obligation of the state or municipality that created the issuer.

Refunded Bonds. Refunded bonds are typically secured by direct obligations of the U.S. government, or in some cases obligations guaranteed by the U.S. government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally non-callable prior to maturity or the predetermined redemption date. In a few isolated instances to date, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

Airport, Port and Highway Revenue Bonds. Certain facility revenue bonds are payable from and secured by the revenue from the ownership and operation of particular facilities, such as airports, highways and port authorities. Airport operating income may be affected by the ability of airlines to meet their obligations under the agreements with airports. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as use fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors and increased cost of maintenance or decreased use of a facility. The subadviser cannot predict what effect conditions may have on revenues which are required for payment on these bonds.

Special Tax Bonds. Special tax bonds are payable from and secured by the revenues derived by a municipality from a particular tax. Examples of such special taxes are a tax on the rental of a hotel room, the purchase of food and beverages, the rental of automobiles or the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Therefore, payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. Also, should spending on the particular goods or services that are subject to the special tax decline, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

Tax Allocation Bonds. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects financed by bond proceeds are located. Such payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: reduction of, or a less than anticipated increase in, taxable values of property in the project area; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a state or local government’s proportionate share in the Master Settlement Agreement (“MSA”). The MSA is an agreement, reached out of court in November 1998 between the attorneys general of 46 states (Florida, Minnesota, Mississippi and Texas all settled independently) and six other U.S. jurisdictions (including the District of Columbia, Puerto Rico and Guam), and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown & Williamson, and Lorillard). Subsequently, smaller tobacco manufacturers signed on to the MSA. The MSA basically provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Annual payments are highly dependent on annual domestic cigarette shipments and inflation, as well as several other factors. As a result, payments made by tobacco manufacturers could be negatively impacted by a decrease in tobacco consumption over time. A market share loss by the MSA companies to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy could cause delays or reductions in bond payments.

Certain tobacco settlement revenue bonds are issued with “turbo” redemption features. Under this turbo structure, all available excess revenues are applied as an early redemption to the designated first turbo maturity until it is completely repaid, and then to the next turbo maturity until paid in full, and so on. The result is that the returned principal creates an average maturity that could be much shorter than the legal final maturity.

Transit Authority Bonds. Mass transit is generally not self-supporting from fare revenues. Therefore, additional financial resources must be made available to ensure operation of mass transit systems as well as the timely payment of debt service. Often such financial resources include federal and state subsidies, lease rentals paid by funds of the state or local government or a pledge of a special tax. If fare revenues or the additional financial resources do not increase appropriately to pay for rising operating expenses, the ability of the issuer to adequately service the debt may be adversely affected.

Convention Facility Bonds. Bonds in the convention facilities category include special limited obligation securities issued to finance convention and sports facilities payable from rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention centers or sports facilities.

Correctional Facility Bonds. Bonds in the correctional facilities category include special limited obligation securities issued to construct, rehabilitate and purchase correctional facilities payable from governmental rental payments and/or appropriations.

Other U.S. Territories. Municipal securities include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions (such as the U.S. Virgin Islands and Guam). Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers.

Puerto Rico. General obligations and/or revenue bonds of issuers located in the Commonwealth of Puerto Rico may be affected by political, social and economic conditions in Puerto Rico. The following is a brief summary of factors affecting the economy of the Commonwealth of Puerto Rico and does not purport to be a complete description of such factors.

The dominant sectors of Puerto Rico’s economy are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The services sector, including finance, insurance, real estate, wholesale and retail trade, transportation, communications and public utilities and other services, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment.

The economy of Puerto Rico is closely linked to the United States economy. Most external factors that affect Puerto Rico’s economy are determined by the policies and performance of the United States. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures. Puerto Rico’s economy has been in a recession since late 2006, which has contributed to a steep increase in unemployment rates, funding shortfalls of state employees’ retirement systems, a budget deficit resulting from a structural imbalance and reduced government revenues.

There can be no assurance that current or future economic difficulties in the United States or Puerto Rico and the resulting impact on Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations.

For further information concerning obligations of the government of Puerto Rico, see Appendix C to this SAI. The summary set forth above and in Appendix C is included for the purpose of providing a general description of Puerto Rico’s credit and financial conditions, is based on information from statements of issuers of Puerto Rico municipal obligations (and, in the case of the above summary, other information issued by the commonwealth) and does not purport to be complete. The fund is not responsible for the accuracy, completeness or timeliness of this information.

Guam. General obligations and/or revenue bonds of issuers located in Guam may be affected by political, social and economic conditions in Guam. The following is a brief summary of factors affecting the economy of Guam and does not purport to be a complete description of such factors. Guam, the westernmost territory of the U.S., is located 3,800 miles to the west-southwest of Honolulu, Hawaii and approximately 1,550 miles south-southeast of Tokyo, Japan. In July 2011, the population of Guam was estimated to be 185,674. Guam’s unemployment rate has seen a sharp increase in recent years, jumping from 9.3% in September 2009 to 13.3% in March 2011.

Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Tourism, particularly from Japan, which has been the source of a majority of visitors to Guam, represents the primary source of income for Guam’s economy. A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond Guam’s control, can adversely affect its tourism industry. Guam is also exposed to periodic typhoons, tropical storms, super typhoons and earthquakes such as the March 2011 earthquake and tsunami that caused a decline in tourism for a period of time. The U.S. military presence also affects economic activity on Guam in various ways. The number of U.S. military personnel in Guam declined in 2011. Economic, geopolitical, and other influences which are beyond Guam’s control could cause the U.S. military to reduce its existing presence on Guam or forgo any planned enhancements to its presence on Guam. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy.

United States Virgin Islands. General obligations and/or revenue bonds of issuers located in the U.S. Virgin Islands may be affected by political, social and economic conditions in the U.S. Virgin Islands. The following is a brief summary of factors affecting the economy of the U.S. Virgin Islands and does not purport to be a complete description of such factors.

The U.S. Virgin Islands consists of four main islands: St. Croix, St. Thomas, St. John, and Water Island and approximately 70 smaller islands, islets and cays. The total land area is about twice the size of Washington, D.C. The U.S. Virgin Islands are located 60 miles east of Puerto Rico and 1,075 miles south of Miami, Florida in the Caribbean Sea and the Atlantic Ocean. In July 2011, the population of the U.S. Virgin Islands was estimated at 109,574.

With tourist visits of approximately two million annually, tourism accounts for a substantial portion of the Gross Domestic Product (GDP). A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism. Tourism-related services help increase private sector employment. Other private sector employment includes wholesale and retail trade, manufacturing (petroleum refining, rum distilling, textiles, electronics, pharmaceuticals and watch assembly), and construction and mining. HOVENSA, one of the world’s largest petroleum refineries is located on the island of St. Croix and is the territory’s largest private sector employer. International business and financial services are small but growing components of the economy. The agricultural sector is small, with most of the islands’ food being imported. The islands are vulnerable to substantial damage from storms. The global economic recession has affected all sectors of the economy and has had a negative effect on the employment rate.

Repurchase Agreements (each fund other than U.S. Treasury Reserves)

A fund may enter into repurchase agreements with banks and with certain dealers on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, a fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. All repurchase agreements entered into by a fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to an amount of the repurchase obligation, including interest thereon, and a fund or its custodian shall have control of the collateral, which the subadviser believes will give the applicable fund a valid, perfected security interest in the collateral. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the funds. A fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the fund exceed 5% of the fund’s total assets. Although a qualifying repurchase agreement generally receives special treatment in the event of the bankruptcy or insolvency of one of the parties, there still may be delays and costs involved in a fund’s or portfolio’s exercising its rights under the agreement.

Pursuant to an exemptive order issued by the SEC, the funds, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint accounts for the purpose of entering into repurchase agreements, subject to certain conditions. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the fund’s entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements (each fund)

A reverse repurchase agreement has the characteristics of a secured borrowing by a fund and creates leverage in a fund’s portfolio. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, a fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

The funds may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectuses or this SAI, a fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the subadviser in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the subadviser’s strategy and result in lower fund returns. At the time a fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

Risks Associated with Sources of Liquidity or Credit Support (each fund other than U.S. Treasury Reserves and Government Reserves)

Issuers of obligations may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts and demand features, and insurance, provided by domestic or foreign entities such as banks and other financial institutions. Changes in the credit quality of the entities providing the enhancement could affect the value of the securities or a fund’s share price. Banks and certain financial institutions are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations under a letter of credit. See also “Banking Industry Concentration.”

Structured Instruments (each fund other than U.S. Treasury Reserves and Government Reserves)

Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker/dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell (“put”) the fund’s interest in the underlying bonds at par plus accrued interest to a financial institution. With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a fund may invest include: (1) tender option bonds (discussed above), (2) swap products, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) partnerships, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Structured instruments may be more volatile, less liquid and more difficult to price accurately than less complex securities or more traditional debt securities.

These types of instruments raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain of these issues could be resolved in a manner that could adversely impact the performance of a fund.

U.S. Government Obligations (each fund, U.S. Treasury Reserves with respect to U.S. Treasury securities only)

U.S. government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of two to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) other obligations issued or guaranteed by U.S. government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. government (such as Government National Mortgage Association (“Ginnie Mae”) certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae (formally known as the Federal National Mortgage Association)); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation)). U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. In the case of obligations not backed by the full faith and credit of the United States, a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities it issues.

When-Issued Securities and Forward Commitments

A fund may purchase securities on a “when-issued” or “to be announced” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the “when-issued” securities are fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the securities, takes place at a later date. In a “to be announced” transaction, a fund commits to purchase securities for which all specific information is not known at the time of the trade.

Securities purchased on a “when-issued” or “forward delivery” basis are subject to changes in value based upon the market’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these securities experiences appreciation when interest rates decline and depreciation when interest rates rise. Purchasing securities on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. At the time a fund enters into a “when-issued” or “forward delivery” commitment, the fund will set aside cash or other appropriate liquid securities with a value at least equal to the fund’s obligation under the commitment. A fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

An increase in the percentage of a fund’s assets committed to the purchase of securities on a “when-issued” basis may increase the volatility of its net asset value.

Commodity Exchange Act Regulation

Each fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the funds, from registration as a “commodity pool operator” with respect to the funds under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the fund under the CEA. As a result, effective December 31, 2012, each fund is limited in its ability to use commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or engage in swaps transactions for purposes other than bona fide hedging. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish a fund’s positions in such investments may not exceed 5% of the liquidation value of the fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, each fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.

INVESTMENT POLICIES

Each fund and portfolio has adopted the fundamental investment policies below for the protection of shareholders. References to “fund” in this section include the portfolios, unless the context requires otherwise. Fundamental investment policies of a fund may not be changed without the vote of a majority of the outstanding voting securities of the fund, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the fund present at a shareholder meeting, if the holders of more than 50% of the voting securities of the fund are present in person or represented by proxy, or (b) more than 50% of the voting securities of the fund. The Board may change non-fundamental investment policies at any time.

Whenever a fund is requested to vote on a change in the fundamental investment policies of its corresponding portfolio, the fund will either call a meeting of its shareholders and will vote its shares in the portfolio in accordance with instructions it receives from its shareholders, or vote its shares in the portfolio in the same proportion as the vote of all other investors in the portfolio.

If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Each fund’s investment objective is non-fundamental.

Fundamental Investment Policies

Each fund’s fundamental investment policies are as follows:

1. The fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2. The fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3. The fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4. The fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5. The fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6. The fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7. With respect to Liquid Reserves, Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves, the fund may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each fund, other than U.S. Treasury Reserves, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to Tax Free Reserves, bank participation interests in municipal obligations. With respect to Government Reserves and AMT Free Municipal Fund, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry except each fund may invest without limit in obligations issued by banks.

For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. (The fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowing, and thus, subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently, no fund contemplates borrowing money for leverage, but if it does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities.

Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the funds from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the funds may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when a fund’s manager or subadviser believes the income justifies the attendant risks. A fund also will be permitted by this policy to make loans of money, including to other funds. A fund would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent the funds from purchasing or investing in debt obligations and loans.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities, except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, SEC rules limit a money market fund’s purchases of illiquid securities to 5% of total assets. The policy in (5) above will be interpreted not to prevent the funds from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, SEC rules limit a money market fund’s purchases of illiquid securities to 5% of total assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. In addition, the term industry will be interpreted to include related groups of industries. The SEC has taken the position that money market funds may reserve the right to invest without limit in obligations of domestic banks without being deemed to concentrate their investments. The policy in (7) above will be interpreted to permit investment without limit in bank participation interests in municipal securities. Currently, Government Reserves does not intend to purchase or concentrate in banking obligations. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. The policy also will be interpreted to give broad authority to a fund as to how to classify issuers within or among industries or groups of industries. The funds have been advised by the staff of the SEC that the staff currently views securities issued by a foreign government to be in a single industry for purposes of calculating applicable limits on concentration.

Each fund’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Rule 2a-7 under the 1940 Act may limit a money market fund’s ability to engage in a strategy otherwise permitted under the 1940 Act.

Additional Fundamental Investment Policies—

Tax Free Reserves

As a fundamental policy, under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

AMT Free Municipal Fund

Under normal circumstances, the fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

Diversification

Each of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and AMT Free Municipal Fund is currently classified as a diversified fund under the 1940 Act. This means that a fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of a fund’s total assets would be invested in securities of that issuer, or (b) a fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, a fund can invest more than 5% of its assets in one issuer. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and only the assets and revenues of such entity back the security, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if only the assets and revenues of the nongovernmental user back that bond, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity. A fund may only change to non-diversified status with the approval of the fund’s shareholders. Under the 1940 Act, such approval requires the affirmative vote (a) of 67% or more of the voting securities present at an annual or special meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Tax Free Reserves is currently classified as a non-diversified fund under the 1940 Act. A non-diversified fund can invest a greater portion of its assets in a single issuer or a limited number of issuers than may a diversified fund. In this regard, a non-diversified fund is subject to greater risk than a diversified fund. Under the 1940 Act, a fund may change its classification from non-diversified to diversified without shareholder approval.

MANAGEMENT

The business and affairs of the funds are conducted by management under the supervision and subject to the direction of its Board. The business address of each Trustee (including each Trustee of the funds who is not an “interested person” of the funds (an “Independent Trustee”)) is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the funds is set forth below.

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years

Independent Trustees#:

Elliott J. Berv Born 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)	51	World Affairs Council (since 2009); Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher Born 1938	Trustee	Since 1991	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A & M University (2009 to 2010); A.P. Wiley Professor, Texas A & M University (2001 to 2008); Interim Chancellor, Texas A & M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)	51	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years

Jane F. Dasher Born 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)	51	None

Mark T. Finn Born 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)	51	None

Stephen Randolph Gross Born 1947	Trustee	Since 1986	Chairman Emeritus (since 2011), and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)	51	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr. Born 1941	Trustee	Since 1985	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)	51	None

Diana R. Harrington Born 1940	Trustee	Since 1992	Babson Distinguished Professor of Finance, Babson College (since 1992)	51	None

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years

Susan M. Heilbron Born 1945	Trustee	Since 1994	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984 and 1977 to 1979)	51	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley Born 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	51	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011)

Alan G. Merten Born 1941	Trustee	Since 1990	President Emeritus (since 2012) and formerly President, George Mason University (1996 to 2012)	51

Director Emeritus, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology)

(2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology)

(1985 to 2003)

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years

R. Richardson Pettit Born 1942	Trustee	Since 1990	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University	51	None

Interested Trustee and Officer:

R. Jay Gerken† Born 1951	Trustee, President, Chairman and Chief Executive Officer	Since 2002	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 157 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)	157	None

#	Trustees who are not “interested persons” of the fund within the meaning of Section 2(a) (19) of the 1940 Act.

*	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex.

†	Mr. Gerken is an “interested person” of the fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years

Additional Officers:

Ted P. Becker Born 1951 620 Eighth Avenue New York, NY 10018	Chief Compliance Officer	Since 2007	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Vanessa A. Williams Born 1979 100 First Stamford Place Stamford, CT 06902	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer	Since 2011	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Born 1954 100 First Stamford Place Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2007	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Born 1962 100 First Stamford Place Stamford, CT 06902	Assistant Secretary	Since 2007	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of SBFM (since 2002)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years

Richard F. Sennett Born 1970 100 International Drive Baltimore, MD 21202	Principal Financial Officer	Since 2011	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

James Crowley Born 1966 55 Water Street New York, NY 10041	Treasurer	Since 2011	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Born 1951 620 Eighth Avenue New York, NY 10018	Senior Vice President	Since 2007	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the officer took such office.

Each of the Trustees previously served as a trustee or director of certain predecessor funds in the Legg Mason-sponsored fund complex, and each Trustee was thus initially selected by the board of the applicable predecessor funds. In connection with a restructuring of the fund complex completed in 2007, the Board was established to oversee mutual funds in the fund complex that invest primarily in fixed income securities, including the funds, with a view to ensuring continuity of representation by board members of predecessor funds on the Board and in order to establish a Board with experience in and focused on overseeing fixed income mutual funds, which experience would be further developed and enhanced over time.

In connection with the restructuring, the Trustees were selected to join the Board based upon the following as to each Board Member: his or her contribution as a board member of predecessor funds; such person’s character and integrity; such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Trust; as to each Trustee other than Mr. Gerken, his or her status as not being an “interested person” as defined in the 1940 Act; and, as to Mr. Gerken, his status as a representative of Legg Mason.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the manager, subadviser, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the funds, as well as the perspectives gained from the Trustee’s service on the board of the applicable predecessor fund. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Berv, experience as a chief executive officer and board member of various businesses and organizations and organizational consulting experience; Dr. Cocanougher, academic leadership experience and background in business and finance and experience as a board member of various business and non-profit organizations; Ms. Dasher, experience as a chief financial officer of a private investment company; Mr. Finn, investment management experience as an executive, consultant and portfolio manager; Mr. Gross, accounting background and experience as an officer and board member of various organizations; Mr. Hanson, experience in academic leadership; Dr. Harrington, background in investment and finance; Ms. Heilbron, legal background and experience, business and consulting experience and experience as a board member of public companies; Ms. Kerley, investment consulting experience and background and mutual fund board experience; Dr. Merten, academic leadership experience, background in investments and finance, and board experience; Dr. Pettit, economic and finance background and academic management experience; and Mr. Gerken, investment management experience as an executive and portfolio manager and leadership roles within Legg Mason and affiliated entities. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the funds. Mr. Gerken serves as Chairman of the Board. Mr. Gerken is an interested person of the funds. Independent Trustees constitute more than 75% of the Board.

The Board has three standing committees: the Audit Committee, Nominating and Governance Committee (referred to as the Governance Committee), and Investment and Performance Committee (referred to as the Performance Committee). Each of the Audit, Governance and Performance Committees is chaired by an Independent Trustee and composed of all of the Independent Trustees. The chair of the Governance Committee serves as Lead Independent Trustee (the “Lead Trustee”). Where deemed appropriate, the Board constitutes ad hoc committees.

The Lead Trustee and the chairs of the Audit and Performance Committees work with the Chairman of the Board to set the agendas for Board and committee meetings. The Lead Trustee also serves as a key point person for dealings between management and the Independent Trustees. As noted below, through the committees the Independent Trustees consider and address important matters involving the funds, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that the funds have effective and independent governance and oversight. The Board also has determined that due to the multiple board structure of the fund complex, a single chair for all of the boards in the fund complex is effective and promotes efficiencies, and that therefore the Board’s leadership structure is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management, including the funds’ subadviser.

The Audit Committee oversees, among other things, the scope of each fund’s audit, each fund’s accounting and financial reporting policies and practices and the internal controls over financial accounting and reporting. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of each fund, and the qualifications and independence of each fund’s independent registered public accounting firm. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of each fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.

The Governance Committee is the forum for consideration of a number of issues required to be considered separately by independent trustees of mutual funds, including, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee also considers issues that the Independent Trustees believe it is advisable for them to consider separately. When addressing vacancies, the Governance Committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

The Governance Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the Governance Committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

•

the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Trust, as applicable.

The Performance Committee is charged with, among other things, reviewing investment performance. The Performance Committee also assists the Board in fulfilling its responsibility for the review and negotiation of each fund’s investment management and subadvisory arrangements.

As an integral part of its responsibility for oversight of the funds in the interests of shareholders, the Board oversees risk management of each fund’s investment programs and business affairs. The Board has emphasized to each fund’s manager and subadviser the importance of maintaining vigorous risk management. The manager and the subadviser also have their own independent interest in risk management and in maintaining risk management programs. Oversight of the risk management process is part of the Board’s general oversight of each fund and its service providers. The Board exercises oversight of the risk management process primarily through the Performance Committee and the Audit Committee, and through oversight by the Board itself.

The funds face a number of risks, such as investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. Under the overall oversight of the Board or the applicable committee, the funds, or the manager, each fund’s subadviser, and the affiliates of the manager and the subadviser, or other service providers to each fund employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.

Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including each fund’s and the manager’s CCO and the manager’s chief risk officer, as well as various personnel of the subadviser and other service providers such as each fund’s independent accountants, also make periodic reports to the Performance Committee or Audit Committee or to the Board, pursuant to the committee’s or Board’s request, with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

The Board recognizes that not all risks that may affect the funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

The portfolios are also governed by a board, which has the same members and committees as the funds’ Board.

For Liquid Reserves, Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves, the Board met five times during the funds’ fiscal year ended August 31, 2012, and each of the Audit, Governance and Performance Committees met four times. For Government Reserves and AMT Free Municipal Fund, the Board met five times during the funds’ fiscal year ended May 31, 2012 and one time during the fiscal period from June 1, 2012 to August 31, 2012; and each of the Audit, Governance and Performance Committees met four times for the fiscal year end May 31, 2012 and one time for the fiscal period from June 1, 2012 to August 31, 2012.

The following table shows the amount of equity securities owned by the Trustees in each fund and other investment companies in the fund complex supervised by the Trustees as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in Liquid Reserves ($)	Dollar Range of Equity Securities in Cash Reserves ($)	Dollar Range of Equity Securities in U.S. Treasury Reserves ($)	Dollar Range of Equity Securities in Government Reserves ($)	Dollar Range of Equity Securities in Tax Free Reserves ($)	Dollar Range of Equity Securities in AMT Free Municipal Fund ($)	Aggregate Dollar Range of Equity Securities in Registered Investment Companies Overseen by Trustee ($)
Independent Trustees:
Elliott J. Berv	None	None	None	None	None	None	None
A. Benton Cocanougher	None	None	None	None	None	None	Over 100,000
Jane F. Dasher	None	None	None	None	None	None	Over 100,000
Mark T. Finn	None	None	None	Over 100,000	None	None	Over 100,000
Stephen Randolph Gross	None	None	None	None	None	None	Over 100,000
Richard E. Hanson, Jr.	None	None	None	None	None	None	Over 100,000
Diana R. Harrington	None	None	None	None	None	None	Over 100,000
Susan M. Heilbron	None	None	None	None	None	None	Over 100,000
Susan B. Kerley	None	None	None	None	None	None	Over 100,000
Alan G. Merten	None	None	None	None	None	None	Over 100,000
R. Richardson Pettit	None	None	None	None	None	None	Over 100,000
Interested Trustee:
R. Jay Gerken	None	None	None	None	None	None	Over 100,000

As of December 31, 2011, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the funds’ manager, subadviser or distributor, or of a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, subadviser or distributor of the funds.

Information regarding compensation paid by each fund to its Board is set forth below. The Independent Trustees receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the funds for his service as Trustee, but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Each fund and portfolio pays a pro rata share of the Trustee fees based upon asset size. Each fund and portfolio currently pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $160,000, plus $20,000 for each regularly scheduled Board meeting attended in person and $2,500 for certain telephonic Board and committee meetings in which that Trustee participates. The Lead Trustee receives an additional $30,000 per year and each of the Chairs of the Audit Committee and Performance Committee receives an additional $15,000 per year. Each of the other members of the Performance Committee receives an additional $10,000 per year in connection with the annual consideration of the funds’ advisory, subadvisory and distribution arrangements.

Information regarding compensation paid to the Trustees is shown below:

	Aggregate Compensation for Fiscal Year Ended August 31, 2012 ($)						Total Pension or Retirement Benefits Paid as Part of Fund Expenses for Fiscal Year Ended August 31, 2012 ($)(4)	Total Compensation from Fund Complex Paid to Trustee for Calendar Year Ended December 31, 2011 ($)	Number of Portfolios in Fund Complex Overseen by Trustee for Fiscal Year Ended August 31, 2012
Name of Trustee	Liquid Reserves	Cash Reserves	U.S. Treasury Reserves	Government Reserves(3)	Tax Free Reserves	AMT Free Municipal Fund(3)
Independent Trustees:
Elliott J. Berv	8,880	11,501	21,607	16,518	2,591	1,522	None	250,000	53
A. Benton Cocanougher	8,880	11,501	21,607	16,518	2,591	1,522	None	257,500	53
Jane F. Dasher	8,880	11,501	21,607	16,518	2,591	1,522	None	250,000	53
Mark T. Finn	8,880	11,501	21,607	16,518	2,591	1,522	None	250,000	53
Rainer Greeven(1)	402	496	841	699	141	66	None	250,000	N/A
Stephen Randolph Gross	8,880	11,501	21,607	16,518	2,591	1,522	None	253,750	53
Richard E. Hanson, Jr	8,880	11,501	21,607	16,518	2,591	1,522	None	250,000	53
Diana R. Harrington	9,400	12,179	22,969	17,521	2,749	1,613	None	265,000	53
Susan M. Heilbron	8,880	11,501	21,607	16,518	2,591	1,522	None	250,000	53
Susan B. Kerley	8,880	11,501	21,607	16,518	2,591	1,522	None	250,000	53
Alan G. Merten	9,920	12,857	24,330	18,524	2,907	1,704	None	272,500	53
R. Richardson Pettit	9,400	12,179	22,969	17,521	2,749	1,613	None	261,250	53
Interested Trustee
R. Jay Gerken(2)	0	0	0	0	0	0	None	0	159

(1)	Rainer Greeven retired from his position as a Trustee of the Trust on November 15, 2011.

(2)	Mr. Gerken was not compensated for his services as a Trustee because of his affiliation with the manager.

(3)	For the fiscal period from June 1, 2012 through August 31, 2012.

(4)

Pursuant to prior retirement plans, Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves, Tax Free Reserves and AMT Free Municipal Fund made payments to former trustees for the fiscal year ended August 31, 2012 of $2,239, $2,384, $5,578, $4,316, $877 and $4,302, respectively.

Officers of the funds and portfolios receive no compensation from the funds or portfolios, although they may be reimbursed by the funds or portfolios for reasonable out-of-pocket travel expenses for attending Board meetings.

As of December 3, 2012, the Trustees and officers of the funds, as a group, owned less than 1% of the outstanding shares of each class of each fund.

To the knowledge of the funds, as of December 3, 2012, the following shareholders owned or held of record 5% or more, as indicated, of the outstanding shares of the following classes of the following funds:

Fund/Class	Name and Address	Percent of Class (%)
Liquid Reserves/Institutional	Morgan Stanley & Co Inc. Harborside Financial Center, Plaza Two, 2nd Floor Jersey City, NJ 07311	27.09

	Citigroup Global Markets, Inc. Harborside Financial Center, Plaza Two, 2nd Floor Jersey City, NJ 07311	14.48

	JP Morgan Clearing Corp. Attn: Denise Dilorenzo-Siegel One Metrotech Center North Brooklyn, NY 11201-3872	6.39

	Pershing LLC, for exclusive benefit of its customers 1 Pershing Plaza Jersey City, NY 07399-0001	5.57

	Citibank NA Attn: Glencel Kinch & Dorsey Kim 399 Park Ave., BSMT LC New York, NY 10022-4686	5.37

Liquid Reserves/SVB Securities Liquid Reserves Shares	Apex Clearing Corporation for exclusive benefit of customers Attn: Rebecca Felts 1700 Pacific Ave., Ste. 1400 Dallas, TX 75201-4607	100

Liquid Reserves/SVB Securities Institutional Liquid Reserves Shares	Apex Clearing Corporation for exclusive benefit of customers Attn: Rebecca Felts 1700 Pacific Ave., Ste. 1400 Dallas, TX 75201-4607	100

Cash Reserves/Institutional	Hare & Co. Attn: Frank Notaro 111 Sanders Creek Pkwy. East Syracuse, NY 13057-1382	24.74

	Morgan Stanley & Co Inc. Harborside Financial Center, Plaza Two, 2nd Floor Jersey City, NJ 07311	19.56

	Merrill Lynch, Pierce, Fenner & Smith 200 North College St., 3rd Floor Charlotte, NC 28202-2191	6.53

Fund/Class	Name and Address	Percent of Class (%)
Cash Reserves/L	JP Morgan Clearing Corp. Attn: Denise Dilorenzo-Siegel One Metrotech Center North Brooklyn, NY 11201-3872	10.18

	Citibank NA as Trustee fbo Lloyd’s US SITUS Surplus for Reinsurance Trust Fund 111 Wall St., 14th Floor New York, NY 10043-1000	7.74

Cash Reserves/S	Citibank NA fbo its Clients Attn: Blanche Arreaga 388 Greenwich St. 25th Floor New York, NY 10013-2375	83.84

	Citibank NA fbo CF Industries 111 Wall St., 14th Floor New York, NY 10005-3501	15.40

Cash Reserves/SVB Securities Horizon Shares	Apex Clearing Corporation for exclusive benefit of customers Attn: Rebecca Felts 1700 Pacific Ave., Ste. 1400 Dallas, TX 75201-4607	100

U.S. Treasury Reserves/Institutional	Morgan Stanley & Co Inc. Harborside Financial Center, Plaza Two, 2nd Floor Jersey City, NJ 07311	31.52

	Citibank NA fbo its Clients Attn: Blanche Arreaga 388 Greenwich St. 25th Floor New York, NY 10013-2375	15.12

	Apex Clearing Corporation for exclusive benefit of customers Attn: Rebecca Felts 1700 Pacific Ave., Ste. 1400 Dallas, TX 75201-4607	12.63

	Hare & Co. Attn: Frank Notaro 111 Sanders Creek Pkwy. East Syracuse, NY 13057-1382	6.79

	Citibank NA 1 Court Square, 22nd Floor Long Island, NY 11120	5.48

Fund/Class	Name and Address	Percent of Class (%)
Government Reserves/Institutional	Morgan Stanley & Co Inc. Harborside Financial Center, Plaza Two, 2nd Floor Jersey City, NJ 07311	37.52

	California Public Employees Retirement System 175 Federal St., 11th Floor Boston, MA 02110-2221	10.36

	Federal Deposit Insurance Corp. FDIC National Receivership Account Attn: Mgr Treasury Ops Section 3501 Fairfax Dr., E5049 Arlington, VA 22226-3500	10.18

Tax Free Reserves/Institutional	Morgan Stanley & Co Inc. Harborside Financial Center, Plaza Two, 2nd Floor Jersey City, NJ 07311	45.12

	Citibank NA Attn: Glencel Kinch & Dorsey Kim 333 W 34th St. 3rd Floor New York, NY 10001-2417	29.82

	Apex Clearing Corporation for exclusive benefit of customers Attn: Rebecca Felts 1700 Pacific Ave., Ste. 1400 Dallas, TX 75201-4607	10.37

	Pershing LLC, for exclusive benefit of its customers 1 Pershing Plaza Jersey City, NY 07399-0001	5.25

AMT Free Municipal Fund/Institutional	Morgan Stanley & Co Inc. Harborside Financial Center, Plaza Two, 2nd Floor Jersey City, NJ 07311	92.03

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) serves as investment manager to the funds and the portfolios and provides certain oversight services to the funds and the portfolios, in each case pursuant to an investment management agreement (each, a “Management Agreement”). LMPFA is a wholly-owned subsidiary of Legg Mason.

The manager has agreed, under each Management Agreement, subject to the supervision of the fund’s or portfolio’s Board, to provide the fund or portfolio with investment research, advice, management and supervision, furnish a continuous investment program for the fund’s or portfolio’s portfolio of securities and other investments consistent with the fund’s or portfolio’s investment objective, policies and restrictions, and place orders pursuant to its investment determinations. The manager is permitted to enter into contracts with subadvisers or subadministrators, subject to the Board’s approval. The manager has entered into subadvisory agreements, as described below.

As compensation for services performed, facilities furnished and expenses assumed by the manager, each fund and portfolio pays the manager a fee computed daily at an annual rate of the fund’s or portfolio’s average daily net assets. The manager also performs administrative and management services as reasonably requested by each fund or portfolio necessary for the operation of the fund or portfolio, such as (i) supervising the overall administration of each fund or portfolio including, as applicable, negotiation of contracts and fees with, and monitoring of performance and billings of, the transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining each fund’s and portfolio’s existence; and (v) maintaining the registration or qualification of each fund’s shares and each portfolio’s interests under federal and state laws.

Each Management Agreement will continue in effect from year to year, provided continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities (as defined in the 1940 Act) of the fund or portfolio, as applicable, and (b) in either event, by a majority of the Independent Trustees, with such Independent Trustees casting votes in person at a meeting called for such purpose.

Each Management Agreement provides that the manager may render services to others. Each Management Agreement is terminable without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund or portfolio, as applicable, on not more than 60 days’ nor less than 30 days’ written notice to the manager, or by the manager on not less than 90 days’ written notice to the fund or portfolio, as applicable, and will automatically terminate in the event of its assignment (as defined in the 1940 Act) by the manager. No Management Agreement is assignable by the Trust except with the consent of the manager.

Each Management Agreement provides that the manager, its affiliates performing services contemplated by the Management Agreement, and the partners, shareholders, directors, officers and employees of the manager and such affiliates, will not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or for any act or omission in the execution of securities transactions for the fund or portfolio, but the manager is not protected against any liability to the fund or portfolio, to which the manager would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Management Agreement.

Subject to such policies as the Board of a fund or portfolio may determine, the manager manages the securities of and makes investment decisions for each portfolio. Currently, advisory services for each of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and Tax Free Reserves are provided through its corresponding portfolio, but the manager may, if requested by the Trustees, provide advisory services directly to such funds. In addition, the manager provides certain administrative services to each fund and each portfolio under the Management Agreements.

For its services under each fund’s other than Cash Reserves’ Management Agreement, the manager receives an investment management fee that is calculated daily and payable monthly according to the following schedule:

Average Daily Net Assets	Fee Rate (% of Average Daily Net Assets) (%)
First $1 billion	0.250
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

For its services under Cash Reserves’ Management Agreement, the manager receives an investment management fee that is calculated daily and payable monthly equal to 0.20% of Cash Reserves average daily net assets.

For Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and Tax Free Reserves, the fund pays the applicable annual rate based on its average daily net assets, less the amount, if any, of the fund’s share of the management fee payable by its corresponding portfolio.

For the periods below, the funds and portfolios paid management fees to the manager as follows:

Fund	Fiscal Year Ended August 31,		Gross Management Fees ($)	Management Fees Waived/Expenses Reimbursed ($)	Net Management Fees (after waivers/expense reimbursements) ($)	Excess fee waivers/expense reimbursements ($)
Liquid Reserves	2012		6,519,703	4,426,273	2,093,430	—
	2011		7,757,810	4,293,579	3,464,231	—
	2010		6,856,245	5,421,059	1,435,186	—
Liquid Reserves Portfolio	2012		48,746,617	4,777,305	43,969,312	—
	2011		34,074,673	2,573,328	31,501,345	—
	2010		38,156,063	1,366,439	36,789,624	—
Cash Reserves	2012		7,889,649	5,594,319	2,295,330	—
	2011		15,020,683	9,267,863	5,752,820	—
	2010		12,075,697	5,865,551	6,210,146
Prime Cash Reserves Portfolio	2012		16,655,592	1,808,718	14,846,874	—
	2011		22,021,318	2,009,760	20,011,558	—
	2010		16,411,957	775,752	15,636,205	—
U.S. Treasury Reserves	2012		11,459,435	12,483,633	—	1,024,198
	2011		10,973,050	10,455,331	517,719	—
	2010		13,387,654	6,152,075	7,235,579	—
U.S. Treasury Reserves Portfolio	2012		19,634,625	9,962,615	9,672,010	—
	2011		16,131,796	1,350,567	14,781,229	—
	2010		21,058,347	910,595	20,147,752	—
Government Reserves	2012	*	2,354,417	1,617,705	736,712	—
	2012	**	10,277,231	8,507,404	1,769,827	—
	2011	**	10,696,808	5,399,369	5,297,439	—
	2010	**	11,106,894	2,653,164	8,453,730	—
Government Portfolio	2012	*	2,798,469	353,609	2,444,860	—
	2012	**	12,804,671	1,450,932	11,353,739	—
	2011	**	13,703,892	1,043,901	12,659,991	—
	2010	**	13,968,002	610,354	13,357,648	—
Tax Free Reserves	2012		1,491,573	1,370,719	120,854	—
	2011		1,985,130	1,625,135	359,995	—
	2010		1,895,533	1,847,882	47,651	—
Tax Free Reserves Portfolio	2012		3,135,249	483,332	2,651,917	—
	2011		4,116,918	391,293	3,725,625	—
	2010		3,767,032	225,118	3,541,914	—
AMT Free Municipal Fund	2012	*	580,959	246,631	334,328	—
	2012	**	2,755,585	717,380	2,038,205	—
	2011	**	3,213,998	985,557	2,228,441	—
	2010	**	3,832,339	819,599	3,012,740	—

*	For the fiscal period from June 1, 2012 to August 31, 2012.

**	For the fiscal year ended May 31.

Subadviser

Western Asset Management Company (“Western Asset” or the “subadviser”) provides the day-to-day portfolio management of each fund and portfolio as subadviser pursuant to a subadvisory agreement (each, a “Subadvisory Agreement”). Western Asset is a wholly-owned subsidiary of Legg Mason.

Under each Subadvisory Agreement, subject to the supervision of the Board and the manager, the subadviser regularly provides, with respect to the portion of the fund’s or portfolio’s assets allocated to it by the manager, investment research, advice, management and supervision; furnishes a continuous investment program for the allocated assets consistent with the fund’s or portfolio’s investment objectives, policies and restrictions; and places orders pursuant to its investment determinations. The subadviser may delegate to companies that the subadviser controls, is controlled by, or is under common control with, certain of the subadviser’s duties under a Subadvisory Agreement, subject to the subadviser’s supervision, provided the subadviser will not be relieved of its duties or obligations under the Subadvisory Agreement as a result of any delegation.

Each Subadvisory Agreement will continue in effect from year to year, provided continuance is specifically approved at least annually with respect to a fund or portfolio (a) by the Board or by a majority of the outstanding voting securities (as defined in the 1940 Act) of the fund or portfolio, as applicable and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

The Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of a fund or portfolio, as applicable, may terminate each Subadvisory Agreement on not more than 60 days’ nor less than 30 days’ written notice to the subadviser without penalty. The subadviser may terminate each Subadvisory Agreement on not less than 90 days’ written notice to the fund or portfolio, as applicable, and the manager without penalty. The manager and the subadviser may terminate the Subadvisory Agreement upon their mutual written consent. Each Subadvisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act) by the subadviser. The manager may not assign the Subadvisory Agreement except with the subadviser’s consent.

Each Subadvisory Agreement provides that the subadviser, its affiliates performing services contemplated by the Subadvisory Agreement, and the partners, shareholders, directors, officers and employees of the subadviser and such affiliates will not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution of securities transactions for the fund or portfolio, but the subadviser is not protected against any liability to the fund or portfolio or the manager to which the subadviser would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Subadvisory Agreement.

As compensation for its services, the manager pays to the subadviser a fee equal to 70% of the management fee paid to the manager by each fund and portfolio, net of any waivers and expense reimbursements.

Expenses

In addition to amounts payable under each Management Agreement and, with respect to each fund, the 12b-1 Plan (as discussed below), each fund and portfolio is responsible for its own expenses, including, among other things, interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organizational costs of the fund or portfolio; costs (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the fund’s or portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to the issuing and redemption or repurchase of the fund’s shares and servicing shareholder accounts; expenses of registering and qualifying the fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the fund’s shareholders or portfolio’s investors; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the fund or portfolio; Board fees; audit fees; travel expenses of officers, members of the Board and employees of the fund or portfolio, if any; the fund’s or portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the fund or portfolio and its officers, members of the Board and employees; and litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the fund or portfolio is a party and the legal obligation which the fund or portfolio may have to indemnify the fund’s or portfolio’s Board members and officers with respect thereto.

Management may agree to implement an expense limitation and/or reimburse operating expenses for one or more classes of shares. Any such expense limitations and/or reimbursements are described in a fund’s Prospectuses. The expense limitations and/or reimbursements do not cover (a) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; (b) extraordinary expenses, such as any expenses or charges related to litigation, derivative actions, demands related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of a fund, portfolio or class or the acquisition of all or substantially all of the assets of another fund or class; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of a fund or class or a meeting of investors of a portfolio (except to the extent relating to routine items such as the election of board members or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Some of these arrangements do not cover interest expenses.

These arrangements may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

In order to implement an expense limitation, the manager will, as necessary, waive management fees and/or reimburse operating expenses. The manager is also permitted to recapture any such amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the class’ expense limitation. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in a class’ total annual operating expenses exceeding such expense limitation or any other lower limit then in effect.

The manager may also waive management fees and/or reimburse the operating expenses of one or more portfolios, subject to recapture, under terms similar to the arrangements described above for the funds.

Distributor

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as the sole and exclusive distributor of each fund pursuant to a written agreement (as amended, the “Distribution Agreement”).

Under the Distribution Agreement, the distributor is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each fund. The distributor offers the shares on an agency or “best efforts” basis under which a fund issues only the number of shares actually sold. Shares of each fund are continuously offered by the distributor.

The Distribution Agreement is renewable from year to year with respect to a fund if approved (a) by the Board or by a vote of a majority of the fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.

The Distribution Agreement is terminable with respect to any fund without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund, or by the distributor, on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). The Distribution Agreement will automatically and immediately terminate in the event of its assignment.

LMIS also serves as exclusive Placement Agent with respect to each portfolio.

LMIS may be deemed to be an underwriter for purposes of the 1933 Act.

Services and Distribution Plan

The Trust, on behalf of each fund, has adopted a shareholder services and distribution plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the 12b-1 Plan, a fund may pay monthly fees to LMIS at an annual rate not to exceed the percentage set forth below of the average daily net assets of each class indicated. Each fund will provide the Board with periodic reports of amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made.

Fund—Class	Total Service and/or Distribution Fees as a Percentage of Daily Net Assets (%)
Liquid Reserves
Institutional Shares	0.00
SVB Securities Liquid Reserves Shares	0.45
SVB Securities Institutional Liquid Reserves Shares	0.10
Investor Shares	0.10
Administrative Shares	0.20
Cash Reserves
Institutional Shares	0.00
Premium Shares	0.10
Class L	0.10
Class S	0.25
SVB Securities Horizon Shares	0.27
Investor Shares	0.10
Administrative Shares	0.20
U.S. Treasury Reserves
Institutional Shares	0.00
Investor Shares	0.10
Administrative Shares	0.20
Government Reserves
Institutional Shares	0.00
Premium Shares	0.10
Investor Shares	0.10
Administrative Shares	0.20

Fund—Class	Total Service and/or Distribution Fees as a Percentage of Daily Net Assets (%)
Tax Free Reserves
Institutional Shares	0.00
Investor Shares	0.10
Administrative Shares	0.20
AMT Free Municipal Fund
Institutional Shares	0.00
Premium Shares	0.10
Investor Shares	0.10
Administrative Shares	0.20

Fees under the 12b-1 Plan may be used to make payments to the distributor, Service Agents and other parties in respect of the sale of shares of the funds, for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than existing shareholders. Each fund also may make payments to the distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of shares and/or shareholder services; provided, however, that the fees paid to a recipient with respect to a particular class that may be used to cover expenses primarily intended to result in the sale of shares of that class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under Financial Industry Regulatory Authority (“FINRA”) Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by FINRA.

Since fees paid under the 12b-1 Plan are not tied directly to expenses, the amount of the fees paid by a class of a fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan. This type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). Thus, even if the expenses exceed the fees provided for by the 12b-1 Plan, a fund will not be obligated to pay more than those fees and, if expenses incurred are less than the fees paid to the distributor and others, they will realize a profit.

The 12b-1 Plan recognizes that various service providers to a fund, such as its manager, may make payments for distribution, marketing or sales-related expenses out of their own resources of any kind, including profits or payments received from the funds for other purposes, such as management fees. The 12b-1 Plan provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of a fund, the payments are deemed to be authorized by the 12b-1 Plan.

Under its terms, the 12b-1 Plan continues in effect for successive annual periods, provided continuance is specifically approved at least annually by vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to it (“Qualified Trustees”). The 12b-1 Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the 12b-1 Plan also must be approved by the Trustees, including the Qualified Trustees, in the manner described above. The 12b-1 Plan may be terminated with respect to a class of a fund at any time, without penalty, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the class (as defined in the 1940 Act).

The following service and distribution fees were paid by the funds, after waivers (if any), pursuant to the distribution plan in effect during the last three fiscal years:

	Fiscal Year Ended August 31
Fund	2010 ($)		2011 ($)	2012 ($)
Liquid Reserves
Institutional Shares(1)	0	*	N/A	N/A
SVB Securities Liquid Reserves Shares	276,006		195,967	140,907
SVB Securities Institutional Liquid Reserves Shares	1,276,572		1,036,268	914,155
Cash Reserves
Institutional Shares(2)	0	*	N/A	N/A
Class L	393,817		363,410	307,850
Class S	309,395		203,700	183,047
SVB Securities Horizon Shares	963,257		727,013	469,264
U.S. Treasury Reserves
Institutional Shares(3)	0	*	N/A	N/A
Tax Free Reserves
Institutional Shares(4)	0	*	N/A	N/A

(1)	For the period September 1, 2009 through May 30, 2010, all fees payable from Institutional Shares of Liquid Reserves to LMIS under its 12b-1 Plan were voluntarily waived.

(2)	For the fiscal period September 1, 2009 through May 30, 2010, all fees payable from Institutional Shares of Cash Reserves to LMIS under its 12b-1 Plan were voluntarily waived.

(3)	For the period September 1, 2009 through May 30, 2010, all fees payable from Institutional Shares of U.S. Treasury Reserves to LMIS under its 12b-1 Plan were voluntarily waived.

(4)	For the period September 1, 2009 through May 30, 2010, all fees payable from Institutional Shares of Tax Free Reserves to LMIS under its 12b-1 Plan were voluntarily waived.

*	For the period September 1, 2009 through May 30, 2010. The 12b-1 fee for Institutional Shares was eliminated, effective May 31, 2010.

No information is given for Investor Shares and Administrative Shares or for Premium Shares of Cash Reserves because these share classes were not offered during the fiscal year ended August 31, 2012.

For the fiscal period from June 1, 2012 to August 31, 2012, Government Reserves and AMT Free Municipal Fund paid no service or distribution fees.

For the fiscal year ended August 31, 2012, LMIS incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses and compensation to Service Agents and third parties as expressed in the following table. The distributor may have made revenue sharing payments in addition to the expenses shown here.

Fund/Class	Third Party Fees ($)	Financial Consultant Compensation (Amortized) ($)	Marketing ($)	Printing ($)	Total ($)
Liquid Reserves
Institutional Shares	N/A	N/A	N/A	N/A	0
SVB Securities Liquid Reserves Shares*	140,949	0	522	57	141,528
SVB Securities Institutional Liquid Reserves Shares*	913,293	0	8,636	1,123	923,052

Fund/Class	Third Party Fees ($)	Financial Consultant Compensation (Amortized) ($)	Marketing ($)	Printing ($)	Total ($)
Cash Reserves
Institutional Shares	N/A	N/A	N/A	N/A	0
Class L	306,451	0	113,623	479	420,553
Class S	182,942	0	5,775	69	188,786
SVB Securities Horizon Shares	470,960	0	7,308	252	478,520
U.S. Treasury Reserves
Institutional Shares	N/A	N/A	N/A	N/A	0
Government Reserves
Institutional Shares	N/A	N/A	N/A	N/A	0
Tax Free Reserves
Institutional Shares	N/A	N/A	N/A	N/A	0
AMT Free Municipal Fund
Institutional Shares	N/A	N/A	N/A	N/A	0

*	For the fiscal year ended August 31, 2012, all payments made under the 12b-1 Plan for SVB Securities Institutional Liquid Reserves Shares, SVB Securities Liquid Reserves Shares, classes of Liquid Reserves, and SVB Securities Horizon Shares, a class of Cash Reserves, were paid directly to SVB Securities as service agent for such classes.

No information is given for Investor Shares and Administrative Shares or for Premium Shares of Cash Reserves because these share classes were not offered during the fiscal year ended August 31, 2012.

In addition, various service providers, including the manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the funds for other purposes, such as management fees.

Service Organizations. Institutional investors may purchase shares on behalf of their customers, such as banks, savings and loan institutions and other financial institutions (“service organizations”).

The Trust will enter into an agreement with each service organization that purchases shares to provide certain services to the beneficial owners of such shares. Such services include aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders; processing dividend payments from the funds on behalf of their customers; providing information periodically to customers showing the positions in shares; arranging for bank wires; responding to customer inquiries relating to the services provided by the service organization and handling correspondence; and acting as shareholder of record and nominee. Under the terms of the agreements, service organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investment in shares.

Dealer Commissions and Concessions

From time to time, the funds’ distributor or the manager, at their expense, may provide additional commissions, compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the funds. Such concessions provided by the funds’ distributor or the manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer-sponsored events. From time to time, the funds’ distributor or manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA.

Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the funds and the portfolios. State Street, among other things, maintains a custody account or accounts in the name of each fund and portfolio, receives and delivers all assets for the funds and the portfolios upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the funds and portfolios and makes disbursements on behalf of the funds and portfolios. State Street neither determines the funds’ or portfolios’ investment policies nor decides which securities the funds or portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The funds and the portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements. State Street may also act as each fund’s and each portfolio’s securities lending agent and in that case would receive a share of the income generated by such activities.

Boston Financial Data Services, Inc. (“BFDS”), located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169, serves as each fund’s transfer agent. Under the transfer agency agreement with BFDS, BFDS maintains the shareholder account records for each fund, handles certain communications between shareholders and each fund and distributes dividends and distributions payable by the funds. For these services, BFDS receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each fund during the month and is reimbursed for out-of-pocket expenses.

Counsel

Bingham McCutchen LLP, located at One Federal Street, Boston, Massachusetts 02110, serves as counsel to each fund and portfolio.

Sullivan & Worcester LLP, located at 1666 K Street, N.W., Washington, D.C. 20006, serves as counsel to the Independent Trustees of the funds’ and portfolios’ Board.

Independent Registered Public Accounting Firm

KPMG, LLP, an independent registered public accounting firm, located at 345 Park Avenue, New York, New York 10154, has been selected to audit and report upon each fund’s and portfolio’s financial statements and financial highlights for the fiscal year ending August 31, 2013.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the funds, the portfolios, the manager, the subadviser and the distributor each has adopted a code of ethics that permits its personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds or portfolios. All personnel must place the interests of clients first, must not act upon non-public information, must not take inappropriate advantage of their positions, and are required to fulfill their fiduciary obligations. All personal securities transactions by employees must adhere to the requirements of the codes of ethics and must be conducted in such a manner as to avoid any actual or potential conflict, of interest, the appearance of such a conflict or the abuse of an employee’s position of trust and responsibility.

Copies of the Codes of Ethics of the funds, the portfolios, the manager, the subadviser, and the distributor are on file with the SEC.

Proxy Voting Policies and Procedures

Although individual Trustees may not agree with particular policies or votes by the manager or subadviser, the Board has delegated proxy voting discretion to the manager and/or the subadviser, believing that the manager and/or the subadviser should be responsible for voting because it is a matter relating to the investment decision making process.

The manager delegates the responsibility for voting proxies for each fund and portfolio to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, the manager does not expect to have proxy-voting responsibility for the funds or the portfolios. Should the manager become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, the manager will utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of the manager (or its affiliates if such conflict is known to persons responsible for voting at the manager) and a fund or portfolio, the board of directors of the manager will consider how to address the conflict and/or how to vote the proxies. The manager will maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that the manager votes proxies. The manager will be responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the funds and portfolios as required for the funds and portfolios to comply with applicable rules under the 1940 Act.

The subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to a fund’s or portfolio’s portfolio securities are voted and are attached as Appendix B to this SAI. Information regarding how each fund or portfolio voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (1) by calling 1-877-721-1926, (2) on the funds’ website at http://www.leggmason.com/individualinvestors and (3) on the SEC’s website at http://www.sec.gov.

PURCHASE OF SHARES

General

See the funds’ Prospectuses for a discussion of how to purchase fund shares. Investors may purchase shares from a Service Agent. In addition, certain investors may purchase certain classes of shares directly from a fund. The following persons are also eligible to purchase shares of certain classes of a fund through the fund: (i) current employees of the fund’s manager and its affiliates; (ii) current and former board members of investment companies managed by affiliates of Legg Mason; (iii) current and former board members of Legg Mason; and (iv) the immediate families of such persons. Immediate families are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50. When purchasing shares of a fund, investors must specify the class of shares being purchased. Service Agents may charge their customers an annual account fee. Accounts held directly with the transfer agent are not subject to a maintenance fee.

REDEMPTION OF SHARES

General

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets a fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of a fund’s or portfolio’s investments or determination of net asset value is not reasonably practicable, or (c) for any other periods as the SEC by rule or by order may permit for protection of a fund’s shareholders.

If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions.

The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and should be disclosed to its customers by each Service Agent.

Additional Information Regarding Telephone Redemption and Exchange Program. Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program.

Involuntary Redemptions of Shares

Subject to applicable law, a fund may cause a shareholder’s shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a fund if necessary and to eliminate ownership of shares by a particular shareholder when the fund determines, pursuant to adopted policies, that the particular shareholder’s ownership is not in the best interests of the other shareholders of that fund (for example, in the case of a market timer).

Distributions in Kind

If the Board determines that it would be detrimental to the best interests of the remaining shareholders of a fund to make a redemption payment wholly in cash, a fund may pay, in accordance with SEC rules, any portion of a redemption by a distribution in kind of fund securities in lieu of cash. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under “Share price” in the applicable fund’s Prospectuses. Securities issued as a distribution in kind may incur transaction costs when shareholders subsequently sell those securities, and the market prices of those securities will be subject to fluctuation until they are sold.

EXCHANGE PRIVILEGE

General

The exchange privilege enables shareholders to acquire shares of the same class, if offered, of other Western Asset money market funds and also to exchange Premium Shares for shares of Western Asset Premium Liquid Reserves, Western Asset Premium U.S. Treasury Reserves and Western Asset Premium Tax Free Reserves when they believe that a shift between funds is an appropriate investment decision. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. The funds’ Prospectuses describe the requirements for exchanging shares of the funds.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange on a day during a fund’s business hours are redeemed at the final net asset value calculated on such day and the proceeds are immediately invested in shares of the fund being acquired at that fund’s final net asset value calculated on such day. Each fund reserves the right to reject any exchange request.

The exchange privilege is not available with respect to any class of shares of Cash Reserves, or with respect to SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares of Liquid Reserves.

Additional Information Regarding the Exchange Privilege

The funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund and its shareholders. See “Frequent trading of fund shares” in each fund’s Prospectuses.

During times of drastic economic or market conditions, each fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components—redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

The exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through a Service Agent, their Service Agent, to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange. A shareholder generally will not recognize a gain or loss on an exchange if the fund whose shares are exchanged maintains a net asset value of $1.00 per share.

VALUATION OF SHARES

The net asset value per share of each class of the funds is determined on such days and at such times as is set forth in the funds’ Prospectuses. Net asset value is calculated for each class of a fund by dividing the value of the fund’s net assets (i.e., the value of its assets attributable to a class, including (if applicable) its investment in its underlying portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is closed for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. As of the date of this SAI, the Securities Industry and Financial Markets Association (SIFMA) recommends an early close to the bond markets on Good Friday, the business day following Thanksgiving Day and the business day preceding the following holidays (or the days on which they are observed): New Year’s Day, Memorial Day and Christmas Day.

The value of a portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same times and on the same days as the net asset value per share of the corresponding fund is determined (although a portfolio’s net asset value may also be determined at other times in addition to these times to accommodate the net asset value times of other investors in the portfolio). The net asset value of a fund’s investment in its corresponding portfolio is equal to the fund’s pro rata share of the total investment of the fund and of other investors in the portfolio less the fund’s pro rata share of the portfolio’s liabilities.

It is anticipated that the net asset value of each share of each fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the funds employ specific investment policies and procedures to accomplish this result.

The securities held by a fund or portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If the market value (or deemed market value) of the securities held by a fund or portfolio deviates more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the fund or portfolio would receive if the instrument were sold.

Pursuant to the rules of the SEC, the funds’ and portfolios’ Trustees have established procedures to stabilize the value of the funds’ and portfolios’ net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a fund or portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the fund or portfolio. Such action may include redemption or withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.

Because of the short-term maturities of the portfolio investments of each fund, the funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the funds’ shareholders annually after the close of each fund’s fiscal year. Distributions of short-term capital gains are taxable to shareholders as ordinary income. Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the fund’s or portfolio’s net asset value of $1.00 per share.

It is expected that each fund (and each class of a fund) will have a positive net income at the time of each determination thereof. If for any reason a fund’s or a class’ net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a fund’s expenses exceeded its income, the fund would first offset the negative amount with respect to each shareholder account in that fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the fund may reduce the number of outstanding fund shares of that fund or class by treating each shareholder as having contributed to the capital of the fund that number of full and fractional shares in the shareholder’s account which represents the shareholder’s share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the fund. In addition, even where a fund does not have negative income, a fund may retain some portion of its income, which would have the effect of increasing its net asset value.

PORTFOLIO TRANSACTIONS

Subject to such policies as may be established by the Board from time to time, the subadviser is primarily responsible for each fund’s and portfolio’s portfolio decisions and the placing of each fund’s and portfolio’s portfolio transactions with respect to assets allocated to the subadviser.

Pursuant to the Subadvisory Agreements, the subadviser is authorized to place orders pursuant to its investment determinations for a fund or portfolio either directly with the issuer or with any broker or dealer, foreign currency dealer, futures commission merchant or others selected by it. The general policy of the subadviser in selecting brokers and dealers is to obtain the best results achievable in the context of a number of factors which are considered both in relation to individual trades and broader trading patterns, including the reliability of the broker/dealer, the competitiveness of the price and the commission, the research services received and whether the broker/dealer commits its own capital.

In connection with the selection of brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) to a fund or portfolio and/or the other accounts over which the subadviser or its affiliates exercise investment discretion. The subadviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a fund or portfolio which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the subadviser and its affiliates have with respect to accounts over which they exercise investment discretion. The subadviser may also have arrangements with brokers pursuant to which such brokers provide research services to the subadviser in exchange for a certain volume of brokerage transactions to be executed by such broker. While the payment of higher commissions increases a fund’s or portfolio’s costs, the subadviser does not believe that the receipt of such brokerage and research services significantly reduces its expenses as subadviser. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to the subadviser by brokers who effect securities transactions for a fund or portfolio may be used by the subadviser in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the subadviser by brokers who effect securities transactions for other investment companies and accounts which the subadviser manages may be used by the subadviser in servicing a fund or portfolio. Not all of these research services are used by the subadviser in managing any particular account, including the funds and portfolios.

Debt securities purchased and sold by a fund or portfolio generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund or portfolio will pay a spread or commission in connection with such transactions.

In certain instances there may be securities that are suitable as an investment for a fund or portfolio as well as for one or more of the subadviser’s other clients. Investment decisions for a fund, for a portfolio and for the subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security.

Under the subadviser’s procedures, investment professionals and their trading desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account managed by the subadviser. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. In other cases, however, the ability of the fund or account to participate in volume transactions will produce better executions for the fund or account. Certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts).

For the fiscal year ended August 31, 2012, none of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves directed any amounts to brokerage transactions related to research services or paid any brokerage commissions related to research services. For the fiscal period from June 1, 2012 through August 31, 2012, neither Government Reserves nor AMT Free Municipal Fund directed any amounts to brokerage transactions related to research services or paid any brokerage commissions related to research services.

Aggregate Brokerage Commissions Paid

For the fiscal years ended August 31, 2010, 2011 and 2012, Liquid Reserves, Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves paid no brokerage commissions for portfolio transactions.

For the fiscal years ended May 31, 2010, 2011 and 2012, and for the fiscal period from June 1, 2012 through August 31, 2012, Government Reserves and AMT Free Municipal Fund paid no brokerage commissions for portfolio transactions.

For the fiscal year ended August 31, 2012, Liquid Reserves, Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves did not hold any securities issued by their regular broker/dealers.

For the fiscal year ended May 31, 2012, and for the fiscal period from June 1, 2012 through August 31, 2012, Government Reserves and AMT Free Municipal Fund did not hold any securities issued by their regular broker/dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ board has adopted policies and procedures (the “policy”) developed by the manager with respect to the disclosure of a fund’s portfolio securities and any ongoing arrangements to make available information about the fund’s portfolio securities. The manager believes the policy is in the best interests of each fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about fund portfolio holdings and the need to protect funds from potentially harmful disclosures.

General rules/Website disclosure

The policy provides that information regarding a fund’s portfolio holdings may be shared at any time with employees of the manager, a fund’s subadviser and other affiliated parties involved in the management, administration or operations of the fund (referred to as fund-affiliated personnel). With respect to money market funds, a fund’s complete list of holdings (including the size of each position) and other information required by applicable regulations must be disclosed as of the last business day of a month no later than five business days after month-end on the fund’s public website. Money market funds may disclose their complete portfolio holdings earlier, provided such information has been made available on the fund’s public website in accordance with the policy. The funds in this SAI currently disclose their complete portfolio holdings as of the last business day of a month no later than five business days after month-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors.

Ongoing arrangements

Under the policy, a fund may release portfolio holdings information on a regular basis to a custodian, sub-custodian, fund accounting agent, proxy voting provider, rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. A fund may enter into other ongoing arrangements for the release of portfolio holdings information, but only if such arrangements serve a legitimate business purpose and are with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the funds, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by the fund’s board.

Set forth below is a list, as of September 30, 2012, of those parties with whom the manager, on behalf of each fund and each portfolio, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination
State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None
Institutional Shareholder Services (Proxy Voting Services)	As necessary	None
Thomson/Vestek	Daily	None
FactSet	Daily	None
The Bank of New York Mellon	Daily	None
Thomson	Semi-annually	None
SunGard/Protegent (formerly Dataware)	Daily	None
ITG	Daily	None
The Northern Trust Company	Daily	None
Middle Office Solutions, LLC	Daily	None

Portfolio holdings information for a fund or portfolio may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination
Baseline	Daily	None
Frank Russell	Monthly	1 Day
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-end
Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter-end
Quantitative Services Group	Daily	None
Liberty Hampshire	Weekly and Month End	None
SunTrust	Weekly and Month End	None

Recipient	Frequency	Delay Before Dissemination
S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day
Moody’s (Rating Agency)	Weekly	1 Business Day
Electra Information Systems	Daily	None
Cabot Research	Weekly	None
Goldman Sachs	Daily	None
Chicago Mercantile Exchange	Daily	None
Broadridge	Daily	None
Interactive Data Corp	Daily	None
Citigroup Global Markets Inc	Daily	None
Glass Lewis & Co	Daily	None
Fidelity	Quarterly	5 Business Days

Excluded from the lists of ongoing arrangements set forth above are ongoing arrangements where either (i) the disclosure of portfolio holdings information occurs concurrently with or after the time at which the portfolio holdings information is included in a public filing with the SEC that is required to include the information, or (ii) a fund’s portfolio holdings information is made available no earlier than the day next following the day on which the fund makes the information available on its website, as disclosed in the fund’s prospectus. The approval of the funds’ Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.

Release of limited portfolio holdings information

In addition to the ongoing arrangements described above, a fund’s complete or partial list of holdings (including size of positions) may be released to another party on a one-time basis, provided the party receiving the information has executed a non-disclosure and confidentiality agreement and provided that the specific release of information has been approved by the fund’s Chief Compliance Officer or designee as consistent with the policy. By way of illustration and not of limitation, release of non-public information about a fund’s portfolio holdings may be made (i) to a proposed or potential adviser or subadviser or other investment manager asked to provide investment management services to the fund, or (ii) to a third party in connection with a program or similar trade.

In addition, the policy permits the release to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel of limited portfolio holdings information in other circumstances, including:

1.	A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

2.	A list of securities (that may include fund holdings together with other securities) followed by an investment professional (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

3.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

4.	A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

5.	A small number of a fund’s portfolio holdings (including information that the fund no longer holds a particular holding) may be released, but only if the release of the information could not reasonably be seen to interfere with current or future purchase or sales activities of the fund and is not contrary to law.

6.	A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Exceptions to the policy

A fund’s Chief Compliance Officer, or designee, may as is deemed appropriate, approve exceptions from the policy. Exceptions are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions from the policy are reported annually to each fund’s board.

Limitations of policy

The funds’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, the manager or a subadviser may manage accounts other than a fund that have investment objectives and strategies similar to those of the fund. Because these accounts, including a fund, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the manager or a subadviser may be able to infer the portfolio holdings of the fund from the portfolio holdings in that investor’s account.

TAXES

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting each fund and its shareholders. This discussion is very general and, except where noted, does not address investors subject to special rules, such as investors who hold shares in a fund through an IRA, 401(k) or other tax-advantaged account. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Federal Income Tax Treatment of the Funds and Their Investments

Each fund will be treated as a separate taxpayer for U.S. federal income tax purposes. Each fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” or “RIC” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

A fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in that fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, a fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, the taxable income of a RIC other than its net capital gain, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. A fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders.

If, for any taxable year, a fund were to fail to qualify as a regulated investment company under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, a fund’s distributions, to the extent derived from the fund’s current and accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) for taxable years beginning on or before December 31, 2012, to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, if a fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, a fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so such fund may incur significant fund-level taxes and may be forced to dispose of certain assets. If a fund failed to qualify as a regulated investment company for a period greater than two taxable years, such fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

The Code imposes a 4% nondeductible excise tax on a fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income that is retained by a fund and subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary to avoid the application of this excise tax. However, in a particular year, it may be determined that it would be in the best interests of shareholders for a fund not to make such distributions at the required level and to pay the excise tax on undistributed amounts.

A fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market rules, constructive sale rules or rules applicable to partnerships or trusts in which the fund invests or to certain forward contracts or “appreciated financial positions” or (2) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. These rules may affect the amount, timing and character of income and gain recognized by the funds and of distributions to shareholders. In order to distribute this income and avoid a tax at the fund level, a fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. A fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expenses.

Foreign Investments (For funds that invest in non-U.S. securities). Interest or other income (including, in some cases, capital gains), if any, received by a fund from any investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by a fund will reduce the return from the fund’s investments. If more than 50% of the value of a fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the fund as paid by its shareholders. For any year that a fund is eligible for and makes such an election, each shareholder of the fund will be required to include in its income an amount equal to his or her allocable share of qualified foreign income taxes paid by the fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United

States taxable income, if any. No deductions for foreign taxes paid by a fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. Foreign taxes paid by a fund will reduce the return from the fund’s investments.

Capital Loss Carryforwards. On August 31, 2012, the unused capital loss carryforwards of Liquid Reserves, Tax Free Reserves and AMT Free Municipal Fund were approximately $2,912,531, $142,264 and $156,547, respectively. For U.S. federal income tax purposes, unused capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the applicable fund prior to the expiration of the carryforwards. Those carryforwards expire as follows:

Fund Name	8/31/2016	8/31/2017	8/31/2018	8/31/2019
Liquid Reserves	—	$(2,912,531)	—	—
Tax Free Reserves	—	$(127,633)	$(4,808)	$(104)
AMT Free Municipal Fund	$(151,406)	$(2,228)	—	—

As of August 31, 2012 Cash Reserves, U.S. Treasury Reserves and Government Reserves had no unused capital loss carryforwards.

Net short- and long-term capital losses incurred in taxable years beginning after December 22, 2010 (“Post-2010 Losses”) may be carried forward without limit, and such carryforwards must be fully utilized before a fund will be permitted to utilize any carryforwards of Pre-2011 Losses. As of August 31, 2012, Tax Free Reserves and AMT Free Municipal Fund had unused carryforwards of Post-2010 Losses of $9,719 and $2,913, respectively.

Under certain circumstances, a fund may elect to treat certain losses as though they were incurred on the first day of the taxable year following the taxable year in which they were actually incurred.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Under normal circumstances, each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, a fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances. A fund may also determine to retain for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), in which case, the fund will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service.

Exempt-interest dividends paid by Tax Free Reserves and AMT Free Municipal Fund are exempt from regular federal income taxes. Other distributions from a fund’s net investment income and distributions of net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that the fund reports as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of the length of time a shareholder has held shares of the fund.

Each fund expects that it generally will not earn or distribute any long-term capital gains. The funds do not anticipate that any of their dividends paid will qualify for the dividends-received deduction for corporate shareholders. The funds also do not expect any distributions to be treated as “qualified dividend income,” which for taxable years beginning before January 1, 2013 is taxable to noncorporate shareholders at reduced rates.

Dividends and distributions from a fund other than exempt-interest dividends will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts for taxable years beginning after December 31, 2012.

Distributions in excess of a fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his or her shares of the fund, and as a capital gain thereafter (if the shareholder holds his or her shares of the fund as capital assets).

Each shareholder who receives distributions in the form of additional shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she instead elected to receive cash distributions. The shareholder’s tax basis in the shares so received will be equal to such amount.

Tax Free Reserves and AMT Free Municipal Fund. Tax Free Reserves and AMT Free Municipal Fund intend to satisfy conditions that will enable them to pay “exempt-interest dividends” to their shareholders. Exempt-interest dividends are dividends attributable to interest income received from Municipal Obligations and are generally not subject to regular federal income taxes, although they may be considered taxable for certain state and local income tax purposes and may be subject to federal individual and corporate alternative minimum taxes.

Because these funds will distribute exempt-interest dividends, interest on indebtedness incurred by shareholders, directly or indirectly, to purchase or carry fund shares is not deductible for U.S. federal income tax purposes. Investors receiving social security or railroad retirement benefits should be aware that exempt-interest dividends received from the funds may, under certain circumstances, cause a portion of such benefits to be subject to federal income tax. Furthermore, a portion of any exempt-interest dividend paid by a fund that represents income derived from certain revenue or private activity bonds held by the fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. Moreover, some or all of the exempt-interest dividends distributed by a fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Sales of Shares. Upon the sale or exchange of his or her shares, a shareholder will generally recognize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in those shares. However, a shareholder of a fund will not have any gain or loss on the sale or exchange so long as that fund maintains a net asset value of $1.00 per share.

If a shareholder recognizes a loss with respect to a fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Backup Withholding. Each fund may be required in certain circumstances to apply backup withholding on distributions and dividends (including exempt-interest dividends) payable to noncorporate shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liabilities. Backup withholding will not be applied to payments that have already been subject to the 30% withholding tax described below under “Taxation of Non-U.S. Shareholders.”

Notices. Shareholders will receive, if appropriate, various written notices after the close of a fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign tax depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders

Ordinary dividends and certain other payments made by a fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

The 30% withholding tax generally will not apply to exempt-interest dividends, to distributions of the excess of net long-term capital gains over net short-term capital losses or to redemption proceeds.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), each fund will be required to withhold 30% of certain ordinary dividends it pays after December 31, 2013, and 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service (“IRS”) in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

The IRS has indicated that an FFI that is subject to the information sharing requirement will need to enter into such an agreement with the IRS by June 30, 2013, to ensure that it will be identified as FATCA-compliant in sufficient time to allow a fund to refrain from withholding beginning on January 1, 2014. A non-U.S. entity that invests in a fund will need to provide the fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding.

Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the fund.

The foregoing is only a summary of certain material U.S. federal income tax consequences (and, where noted, state and local tax consequences) affecting the funds and their shareholders. Current and prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

THE TRUST

The certificate of trust to establish Legg Mason Partners Institutional Trust (the “Trust”) was filed with the State of Maryland on October 4, 2006. As of April 16, 2007, each fund was redomiciled as a series of the Trust.

Immediately prior to such redomiciliation, Government Reserves and AMT Free Municipal Fund were reorganized on April 16, 2007 as a series of CitiFunds Institutional Trust, a Massachusetts business trust. Prior to reorganization of Government Reserves and AMT Free Municipal Fund as series of CitiFunds Institutional Trust, each fund was a series of Smith Barney Institutional Cash Management Fund Inc., a Maryland corporation.

Prior to the reorganization of Liquid Reserves, Cash Reserves, U.S. Treasury Reserves and Government Reserves as series of the Trust, the funds were series of CitiFunds Institutional Trust. Prior to January 1, 2001, Liquid Reserves, Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves were called CitiFunds Institutional Liquid Reserves, CitiFunds Institutional Cash Reserves, CitiFunds Institutional U.S. Treasury Reserves and CitiFunds Institutional Tax Free Reserves, respectively. Prior to January 2, 1998, Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves were called Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, respectively.

Each fund is an open-end, management investment company.

The Trust is a Maryland statutory trust. A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of a statutory trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in a trust’s declaration of trust. Some of the more significant provisions of the Trust’s declaration of trust (the “Declaration”) are described below.

Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

A fund is not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Amendments to the Declaration. The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares. A fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

Small Accounts. The Declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes. The Declaration provides that the Trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class.

Each share of a fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of a fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. The fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity of Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation. The Declaration limits a Trustee’s liability to the Trust or any shareholder to the full extent permitted under current Maryland law by providing that a Trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the funds’ costs, including attorneys’ fees.

The Declaration further provides that the funds shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the funds are obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the funds be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

Liquid Reserves Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Government Portfolio and Tax Free Reserves Portfolio, in which Liquid Reserves, Cash Reserves, U.S. Treasury Reserves, Government Reserves and Tax Free Reserves, respectively, invests are series of Master Portfolio Trust, a Maryland statutory trust and is also governed by a declaration of trust similar to the Declaration. Whenever a vote is submitted to a portfolio’s investors, the corresponding fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, the fund will vote its shares in the portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a fund could vote its shares in its corresponding portfolio in proportion to the vote of all the other investors in the portfolio.

LEGAL MATTERS

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

*    *    *

The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matter may be filed against these and related parties in the future.

FINANCIAL STATEMENTS

The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities as of August 31, 2012, Statement of Operations for the year ended August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2012, Financial Highlights for each of the years in the five- year period ended August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of Liquid Reserves Portfolio (Statement of Assets and Liabilities including the Schedule of Investments as of August 31, 2012, Statement of Operations for the year ended August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2012, Financial Highlights for each of the years in the five-year period ended August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this SAI (Filed on October 25, 2012; Accession Number 0001193125-12-433607).

The audited financial statements of Cash Reserves (Statement of Assets and Liabilities as of August 31, 2012, Statement of Operations for the year ended August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2012, Financial Highlights for each of the years in the five-year period ended August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), and of Prime Cash Reserves Portfolio (Statement of Assets and Liabilities including the Schedule of Investments as of August 31, 2012, Statement of Operations for the year ended August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2011, Financial Highlights for each of the years in the five-year period ended August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) each of which is included in the Annual Report to Shareholders of Cash Reserves, are incorporated by reference into this SAI (Filed on October 25, 2012; Accession Number 0001193125-12-434688).

The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities as of August 31, 2012, Statement of Operations for the year ended August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2012, Financial Highlights for each of the years in the five-year period ended August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Statement of Assets and Liabilities including the Schedule of Investments as of August 31, 2012, Statement of Operations for the year ended August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2012, Financial Highlights for each of the years in the five-year period ended August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this SAI (Filed on October 25, 2012; Accession Number 0001193125-12-434859).

The audited financial statements of Government Reserves (Statement of Assets and Liabilities as of August 31, 2012, Statement of Operations for the year ended May 31, 2012 and for the period June 1, 2012 through August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended May 31, 2012 and for the period June 1, 2012 through August 31, 2012, Financial Highlights for each of the years in the five- year period ended May 31, 2012 and for the period June 1, 2012 through August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of Government Portfolio (Statement of Assets and Liabilities, including the Schedule of Investments, as of August 31, 2012, Statement of Operations for the year ended May 31, 2012 and for the period June 1, 2012 through August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended

May 31, 2012 and for the period June 1, 2012 through August 31, 2012, Financial Highlights for each of the years in the three year period ended May 31, 2012 and for the period March 2, 2009 to May 31, 2009 and for the period June 1, 2012 through August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Government Reserves, are incorporated by reference into this SAI (Filed on October 25, 2012, Accession Number 0001193125-12-433604).

The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities as of August 31, 2012, Statement of Operations for the year ended August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2012, Financial Highlights for each of the years in the five-year period ended August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of Tax Free Reserves Portfolio (Statement of Assets and Liabilities including the Schedule of Investments as of August 31, 2012, Statement of Operations for the year ended August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2012, Financial Highlights for each of the years in the five-year period ended August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this SAI (Filed on October 25, 2012; Accession Number 0001193125-12-434724).

The audited financial statements of AMT Free Municipal Fund (Statements of Assets and Liabilities, including the Schedules of Investments, as of August 31, 2012, Statements of Operations for the year ended May 31, 2012 and for the period June 1, 2012 through August 31, 2012, Statements of Changes in Net Assets for each of the years in the two-year period ended May 31, 2012 and for the period June 1, 2012 through August 31, 2012, Financial Highlights for each of the years in the five-year period ended May 31, 2012 and for the period June 1, 2012 through August 31, 2012, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the funds’ Annual Report to Shareholders, are incorporated by reference into this SAI (Filed on October 25, 2012, Accession Number 0001193125-12-434758).

APPENDIX A

DESCRIPTION OF RATINGS

Set forth below are descriptions of the ratings of certain nationally recognized statistical rating organizations (“NRSROs”), as publicly disclosed by such NRSRO from time to time. The ratings of an NRSRO represent the opinions of the NRSRO as to the quality of various debt obligations and are not a guaranty of quality. As described by the NRSROs, ratings are generally given to securities at the time of issuances. While an NRSRO may from time to time revise its ratings of a security, it undertakes no obligation to do so.

Description of Moody’s Investors Service, Inc.’s Long-Term Obligation Ratings:

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers “1“, “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s Short-Term Obligation Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

US Municipal Short-Term Obligation Ratings:

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels-MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

US Municipal Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Standard & Poor’s Ratings Group’s Long-Term Issue Credit Ratings:

Long-term issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C—A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (–): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Description of Standard & Poor’s Ratings Group’s Short-Term Issue Credit Ratings:

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity date of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1—A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2—A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3—A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1—A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2—A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3—A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C—A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Description of Standard & Poor’s Ratings Group’s Municipal Short-Term Note Ratings Definitions:

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s has indicated that its analysis will review the following considerations: (1) amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (2) source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3—Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Ratings Group’s Dual Ratings:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Description of Standard & Poor’s Ratings Group’s Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary: Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating. (1) Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. (2) Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. (3) Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s). (4) Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations. (5) Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings. (6) A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Description of Fitch Ratings’ Corporate Finance Long-Term Obligation Ratings:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30% and 50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB—Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B—Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC—Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC—Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C—Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

Description of Fitch Ratings’ Structured, Project & Public Finance Long-Term Obligation Ratings:

Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB—Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B—Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC—Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC—Very high levels of credit risk. ‘CC’ ratings indicate that default of some kind appears probable.

C—Exceptionally high levels of credit risk. ‘C’ ratings indicate that default appears imminent or inevitable.

D—Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following: (1) failure to make payment of principal and/or interest under the contractual terms of the rated obligation; (2) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/ obligor; or (3) the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults—“Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. “Imminent” default alternatively refers to the case where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Write-downs—Where an instrument has experienced an involuntary and, in Fitch Ratings’ opinion, irreversible “write-down” of principal (i.e., other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where Fitch Ratings believes the “write-down” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “write-down” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “write-down” later be deemed irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or categories below ‘B’.

Description of Fitch Ratings’ Corporate, Public and Structured Finance Short-Term Obligation Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1—Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2—Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3—Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B—Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C—High short-term default risk. Default is a real possibility.

RD—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.

D—Default. Indicates a broad-based default event for an entity, or the default of all short-term obligations.

Notes to Fitch Ratings’ Long-Term and Short-Term Obligation Ratings:

Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g., shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (‘CCC’, ‘CC’ and ‘C’) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook: Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the ‘CCC’, ‘CC’ and ‘C’ categories. Defaulted ratings typically do not carry an Outlook.

Expected Ratings: Where a rating is referred to as “expected”, alternatively referred to as “expects to rate” or suffixed as (EXP), this indicates that a full rating has been assigned based upon Fitch Ratings’ expectations regarding final documentation, typically based upon a review of the final draft documentation provided by the issuer. No other conditionality pertains to an expected rating. While expected ratings typically convert to final ratings within a short time, as determined by the issuer’s decisions regarding timing of transaction closure, in the period between assignment of an expected rating and a final rating, expected ratings may be raised, lowered or placed on Rating Watch, as with final ratings.

Program Ratings: Program ratings assigned to corporate and public finance note issuance programs (e.g., medium-term note programs) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

“Interest-Only” Ratings: Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

“Principal-Only” Ratings: Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date.

“Rate of Return” Ratings: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

Paid-In-Full: This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated. Indicated in rating databases with the symbol “PIF”.

NR: A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Withdrawn: The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WD’.

Description of DBRS Commercial Paper and Short Term Debt

The DBRS® short-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its near-term debt obligations in a timely manner. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity.

R-1 (high)†

Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle)†

Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)†

Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)†

Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)†

Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)†

Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.

R-3 †

Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4†

Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5†

Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D †

A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

† R-1, R-2, R-3, R-4, R-5 and D are certification marks of DBRS Limited

Description of DBRS Long Term Obligations*

The DBRS® long-term rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades. This scale is also used for preferred and hybrid instruments. Within Canada, certain securities use the DBRS® Preferred Share Rating Scale.

AAA

Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA

Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A

Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB

Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB

Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B

Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

*	Formerly referred to as “Bond and Long Term Debt”

CCC CC C

Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D

A security rated D implies the issuer has not met a scheduled payment of interest or principal, the issuer has made it clear that it will miss such a payment in the near future, or in certain cases, that there has been a distressed exchange. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS. Where this scale is used for preferred securities, the non -payment of a dividend will only be considered as a D if the missed payment constitutes default per the legal documents.

APPENDIX B

Proxy Voting

Background

An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

Policy

As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

Procedure

Responsibility and Oversight

The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Legal and Compliance Department maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a. Proxies are reviewed to determine accounts impacted.

b. Impacted accounts are checked to confirm Western Asset voting authority.

c. Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e. Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f. Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a. A copy of Western Asset’s policies and procedures.

b. Copies of proxy statements received regarding client securities.

c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d. Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e. A proxy log including:

1. Issuer name;

2. Exchange ticker symbol of the issuer’s shares to be voted;

3. Committee on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4. A brief identification of the matter voted on;

5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6. Whether a vote was cast on the matter;

7. A record of how the vote was cast; and

8. Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2. Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1. Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d. Votes are cast on a case-by-case basis in contested elections of directors.

2. Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3. Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a. Western Asset votes for proposals relating to the authorization of additional common stock.

b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c. Western Asset votes for proposals authorizing share repurchase programs.

4. Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5. Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6. Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a. Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2. Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers—i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

Retirement Accounts

For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.

In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

APPENDIX C

ADDITIONAL INFORMATION CONCERNING PUERTO RICO MUNICIPAL OBLIGATIONS

The following information is a summary of certain factors affecting the credit and financial condition of the Commonwealth of Puerto Rico (“Puerto Rico,” the “Commonwealth” or the “Island”). The sources of payment for Puerto Rico municipal obligations and the marketability thereof may be affected by financial or other difficulties experienced by the Commonwealth and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is derived solely from information contained in official statements relating to offerings of Puerto Rico bond issues, the most recent such official statement being dated March 7, 2012 and containing financial and other information dated December 6, 2011, except as otherwise noted. Any estimates of future results and other projections are statements of opinion made by the Commonwealth in, and as of the date of, such official statements and are subject to risks and uncertainties that may cause actual results to differ materially. None of the funds has independently verified, and the funds are not responsible for, the accuracy, completeness or timeliness of this information, and the funds do not undertake any obligation to update such information. Such information is included herein without the express authority of any Puerto Rico issuer and is provided without regard to any events that have occurred since the date of the most recent statement.

OVERVIEW

Puerto Rico, the fourth largest of the Caribbean islands, is located approximately 1,600 miles southeast of New York City. According to the United States Census Bureau, the population of Puerto Rico was 3,725,789 in 2010, compared to 3,808,610 in 2000. Puerto Rico’s constitutional status is that of a territory of the United States, and, pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over Puerto Rico is the U.S. Congress. The relationship between the United States and Puerto Rico is referred to as commonwealth status.

The United States and the Commonwealth share a common defense, market, currency and citizenship. The Commonwealth exercises virtually the same control over its internal affairs as do the 50 states. It differs from the states, however, in its relationship with the federal government. The people of Puerto Rico are citizens of the United States but do not vote in national elections. They are represented in Congress by a Resident Commissioner who has a voice in the House of Representatives but no vote (except in House committees and sub-committees to which he belongs). Most federal taxes, except those such as Social Security taxes, are not levied in Puerto Rico. No federal income tax is collected from Puerto Rico residents on income earned in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries. Income earned by Puerto Rico residents from sources outside of Puerto Rico, however, is subject to federal income tax. The official languages of Puerto Rico are Spanish and English.

Puerto Rico has a diversified economy with manufacturing and services comprising its principal sectors. Puerto Rico’s economy is closely linked to the United States economy. In fiscal year 2010 (which ended on June 30, 2010), the Commonwealth’s gross national product (preliminary, in current dollars) was $63.3 billion, and personal income per capita (preliminary, in current dollars) was $15,203.

As of March 7, 2012, the Commonwealth reported that, according to the Puerto Rico Department of Labor and Human Resources Household Employment Survey (the “Household Survey”), total employment fell by 2.3% in fiscal year 2011 and by 0.5% in the first half of fiscal year 2012. The unemployment rate for fiscal year 2011 and for the first six months of fiscal year 2012 was 15.9% and 15.5%, respectively, slightly lower than the average for fiscal year 2010 (16.0%). In December 2011, the unemployment rate fell to 13.2%. According to the Department of Labor and Human Resources Current Employment Statistics Survey (the Establishment Survey),

total payroll employment fell by 2.3% in fiscal year 2011 and was virtually unchanged during the first six months of fiscal year 2012. December 2011 year-over-year growth in total payroll employment was 0.2%, along with September and November 2011, the first three months of positive growth since 2006.

The Constitution of Puerto Rico limits the amount of general obligation debt that the Commonwealth can issue. The Commonwealth’s policy has been and continues to be to prudently manage the level of such debt within the constitutional limitation.

Fiscal responsibility for the Commonwealth is shared among the Department of the Treasury (the “Treasury Department”), the Office of Management and Budget (“OMB”) and Government Development Bank for Puerto Rico (“Government Development Bank” or “GDB”). The Department of the Treasury is responsible for collecting most of the Commonwealth’s revenues, overseeing preparation of its financial statements and contributing to the preparation of the budget. OMB prepares the Commonwealth’s budget and is responsible for monitoring expenditures. Government Development Bank is the fiscal agent and financial advisor to the Commonwealth and its agencies, public corporations and municipalities and coordinates the management of public finances.

OVERVIEW OF ECONOMIC AND FISCAL CONDITION

Economic Condition

As of December 6, 2011, Puerto Rico’s economy had been in a recession that began in the fourth quarter of fiscal year 2006. Although Puerto Rico’s economy is closely linked to the United States economy, in recent fiscal years the performance of the Puerto Rico economy has not been consistent with the performance of the United States economy. For fiscal years 2007, 2008, 2009 and 2010 Puerto Rico’s real gross national product decreased by 1.2%, 2.9%, 4.0% and 3.8%, respectively, while the United States real gross domestic product grew at a rate of 1.8% and 2.7% during fiscal years 2007 and 2008, respectively, contracted during fiscal year 2009 at a rate of 3.0%, and grew by 0.9% in fiscal year 2010. According to the Puerto Rico Planning Board’s (the “Planning Board”) March 2011 projections, which take into account the preliminary results for fiscal year 2010, the economic impact of the disbursement of funds from the American Recovery and Reinvestment Act of 2009 (“ARRA”), and other economic factors, it was projected that the real gross national product for fiscal year 2011 contracted by 1.0%. The real gross national product for fiscal year 2012, however, was forecasted to grow by 0.7%.

Fiscal Condition

Fiscal Imbalance. Since 2000, the Commonwealth has faced a number of fiscal challenges, including an imbalance between its General Fund total revenues and expenditures. The imbalance reached its highest level in fiscal year 2009, when the deficit was $3.306 billion, consisting of the difference between total revenues from non-financing sources of $7.583 billion and total expenditures of $10.890 billion.

Prior to fiscal year 2009, the Commonwealth bridged such deficit through the use of non-recurring measures, such as borrowing from Government Development Bank for Puerto Rico (“Government Development Bank” or “GDB”) or in the bond market, postponing the payment of various government expenses, such as payments to suppliers and utilities providers, and other one time measures such as the use of derivatives and borrowings collateralized with government owned real estate and uncollected General Fund revenues.

In January 2009, the Government of Puerto Rico (the “Government) began to implement a multi-year plan designed to achieve fiscal balance, restore sustainable economic growth and safeguard the investment-grade ratings of the Commonwealth’s bonds. This plan included certain expense reduction measures that, together with various temporary and permanent revenue raising measures, have allowed the government to reduce the deficit. These measures are briefly discussed below and are discussed in greater detail in “Economy—Fiscal Stabilization and Economic Reconstruction.”

The Commonwealth indicated as of December 6, 2011 that during the last three fiscal years, the Commonwealth was able to reduce the deficit by both increasing its revenues and reducing its expenditures. The Commonwealth’s ability to continue reducing the deficit will depend in part on its ability to continue increasing revenues and reducing expenditures, which in turn depends on a number of factors, including improvements in general economic conditions.

Fiscal Stabilization Plan. The fiscal stabilization plan, which was generally contained in Act No. 7 of March 9, 2009, as amended (“Act 7”), sought to achieve budgetary balance, while addressing expected fiscal deficits in the intervening years through the implementation of a number of initiatives, including: (i) a gradual operating expense-reduction plan through reduction of operating expenses, including payroll, which is the main component of government expenditures, and the reorganization of the Executive Branch; (ii) a combination of temporary and permanent revenue raising measures, coupled with additional tax enforcement measures; and (iii) certain financial measures.

The Government estimates that the fiscal stabilization plan’s operating expense reduction measures have resulted in annual savings of approximately $837 million, and that the tax revenue enforcement measures, and the temporary and permanent revenue raising measures resulted in additional revenues of $420 million during fiscal year 2011.

The principal financial measure taken has been a bond issuance program through the Puerto Rico Sales Tax Financing Corporation (“COFINA” by its Spanish-language acronym), to which the Commonwealth allocated a portion of its sales and use tax. The proceeds from the COFINA bond issuance program (such proceeds are deposited in an account (referred to herein as the “Stabilization Fund) managed by GDB) have been used to repay existing government debt (including debts with GDB), finance government operating expenses for fiscal years 2008 through 2011 (and was to be used in fiscal year 2012 to cover government expenses included in the government’s annual budget for such fiscal year), including costs related to the implementation of a workforce reduction plan, and fund an economic stimulus plan, as described below. During fiscal years 2009 and 2010, COFINA issued approximately $5.6 billion and $3.6 billion, respectively, of revenue bonds payable from sales and use tax collections transferred to COFINA. During fiscal year 2012, COFINA expected to issue approximately $2 billion of revenue bonds payable from sales and use tax collections transferred to COFINA, the proceeds of which were to be used mainly to finance a portion of the government’s operating expenses for fiscal year 2012, refund outstanding debt obligations payable from Commonwealth appropriations, and refund certain outstanding COFINA bonds.

Another financial measure taken has been the restructuring of a portion of the debt service on the Commonwealth’s general obligation bonds and on bonds of the Public Buildings Authority (“PBA”) that are guaranteed by the Commonwealth and are payable from Commonwealth budget appropriations. During fiscal year 2010, the Commonwealth refinanced $512.9 million of interest accrued during such fiscal year on the Commonwealth’s general obligation bonds and $164.5 million of interest accrued during such fiscal year on PBA bonds. During fiscal year 2011, the Commonwealth refinanced $490.9 million of interest accrued during such fiscal year and principal due on July 1, 2011 on the Commonwealth’s general obligation bonds. During fiscal year 2011, PBA also used a line of credit from GDB to make payments of approximately $147.8 million of interest accrued during such fiscal year on its Commonwealth guaranteed bonds, which line of credit was refinanced with the proceeds of a series of Commonwealth guaranteed bonds issued by PBA.

During fiscal year 2012, the Government expected to refinance approximately $537.4 million of principal due in and interest to accrue during such fiscal year on the Commonwealth’s general obligation bonds and approximately $153.8 million of interest to accrue during such fiscal year on Commonwealth guaranteed PBA bonds.

The fiscal stabilization plan is discussed in more detail in “Economy—Fiscal Stabilization and Economic Reconstruction.”

Results for Fiscal Year 2010. General Fund total revenues for fiscal year 2010 were $7.593 billion (this amount excludes approximately $122.8 million of revenues attributable to the electronic and traditional lotteries, which for accounting purposes are included in the Commonwealth’s audited financial statements as a separate fund from the General Fund), representing an increase of $9.8 million from fiscal year 2009 revenues. The principal changes in sources of revenues from fiscal year 2009 included a decrease in the sales and use tax received by the General Fund of $256.8 million due to the assignment to COFINA of an additional 1.75% of the 5.5% Commonwealth sales and use tax. This decrease in the amount of sales and use taxes allocated to the General Fund was fully offset, however, by increases in property taxes and excise taxes on cigarettes and alcoholic beverages of approximately $227.8 million and $60.5 million, respectively, as a result of the temporary and permanent revenue raising measures implemented as part of the Commonwealth’s fiscal stabilization plan. Revenues from income taxes for fiscal year 2010 were approximately the same as in fiscal year 2009, reflecting the continuing impact of the ongoing economic recession.

Total expenditures for fiscal year 2010 were $10.369 billion (which included $173 million of expenditures related to a Government local stimulus program described below), consisting of (i) $9.640 billion of total expenditures and (ii) $728 million of other financing uses. Total expenditures of $10.369 billion exceeded General Fund total revenues (excluding other financing sources) by $2.775 billion, or 36.6%. Excluding the debt service amounts that were refinanced, total expenditures for fiscal year 2010 were approximately $9.691 billion and exceeded General Fund total revenues (excluding other financing sources) by $2.098 billion, or 27.6%. The difference between revenues and expenses for fiscal year 2010 was covered principally by proceeds from a COFINA bond issue.

Preliminary Results for Fiscal Year 2011. Preliminary General Fund total revenues for fiscal year 2011 (from July 1, 2010 to June 30, 2011) were $8.165 billion (this amount includes approximately $101.9 million of revenues attributable to the electronic and traditional lotteries), an increase of $449.3 million, or 5.8%, from $7.716 billion of total revenues for the same period in the prior fiscal year (this amount includes approximately $122.8 million of revenues attributable to the electronic and traditional lotteries), and an increase of $31 million from the revised estimate of total revenues, which took into account the effect of the tax reform discussed below under “Tax Reform.”

The increase in General Fund total revenues was mainly due to an increase of $170.1 million in tax withholdings from non-residents and the collection of $677.8 million as a result of the new temporary excise tax and the expansion of the taxation of certain foreign persons adopted as Act No. 154 of October 25, 2010, as amended (“Act 154”) as part of the tax reform (discussed below under “Tax Reform). This increase was partially offset by a decrease of $407 million and $18.5 million in collections from income tax on individuals and entertainment machine licenses, respectively. The decrease in individual income taxes was due to the tax relief provided to individual taxpayers as part of the tax reform and to current economic conditions. The Government had expected that the decrease in General Fund net revenues as a result of the tax relief provided to taxpayers as part of the tax reform would be offset by the temporary excise tax imposed on certain foreign persons by Act 154. For fiscal year 2011, the first five monthly excise tax payments (from February through June 2011) amounted to $677.6 million, which was consistent with the Government’s projection of collections from the excise tax. The Government’s expectations with respect to the impact of the tax reform on fiscal year 2011 revenues were met.

Preliminary General Fund total expenses for fiscal year 2011 amounted to $9.153 billion, which excludes $638.7 million of debt service amounts that were refinanced, and exceeded General Fund total revenues (excluding other financing sources) by $988 million, or 12.1%. The difference between preliminary revenues and expenses for fiscal year 2011 was covered principally by proceeds from a COFINA bond issue and proceeds of bonds issued to refinance debt service payments.

As of March 7, 2012, the Commonwealth reported the following revised figures. Revised preliminary General Fund total revenues for fiscal year 2011 were $8.149 billion (including approximately $126.7 million attributable to the electronic and traditional lotteries). After preliminary expenses of $9.202 billion (excluding $638.7 million of debt service that was refinanced), this resulted in a deficit of $1.053 billion, which was covered primarily by proceeds from a COFINA bond issue and proceeds of bonds issued to refinance debt service payments.

Budget for Fiscal Year 2012. On July 1, 2011, the Governor of Puerto Rico (the “Governor”) signed the Commonwealth’s central government budget for fiscal year 2012. The adopted budget provided for General Fund total revenues of $9.260 billion. The budgeted General Fund revenue of $9.260 billion includes estimated revenues of $8.650 billion and $610.0 million in additional revenues from proceeds of COFINA bond issues.

The principal changes in General Fund revenues under the fiscal year 2012 budget compared to the fiscal year 2011 budget were accounted for mainly by the projected collections from the new temporary excise tax under Act 154 (up $969.0 million), sales and use taxes (up $125.0 million), non-resident withholding taxes (up $29 million), alcoholic beverage taxes (up $9.0 million), and projected decreases in excise taxes on motor vehicles and accessories (down $8.0 million), corporate income tax (down $51.0 million), federal excise taxes on offshore shipments (down $66.0 million), property taxes (down $162 million) and personal income taxes (down $239.0 million).

The fiscal year 2012 budget provided for total expenditures of $9.260 billion, consisting of General Fund expenditures of $8.650 billion and additional expenditures of $610 million that were expected to be covered from proceeds of COFINA bond issues. The fiscal year 2012 budgeted expenditures excluded certain debt service payments on the Commonwealth’s general obligation bonds and Commonwealth guaranteed PBA bonds which were expected to be refinanced during fiscal year 2012. See “Fiscal Stabilization Plan” above. The budgeted total expenditures for fiscal year 2012 were $110 million, or 1.2%, higher than budgeted total expenditures of $9.150 billion for fiscal year 2011, and $1.109 billion, or 10.7%, lower than total expenditures of $10.369 billion for fiscal year 2010.

The principal changes in General Fund expenditures by program in the fiscal year 2012 budget compared to the fiscal year 2011 budget were mainly due to increases in public safety and protection (up $80.1 million), education (up $131.4 million), economic development (up $106.4 million), transportation (up $10.2 million), special pension contributions (up $85.8 million), contribution to municipalities (up $28.5 million), and decreases in general obligation bonds debt service (down $21.5 million), welfare (down $22.0 million), health (down $209.2 million), and governmental management (down $51.2 million).

Budgeted expenditures and capital improvements for the central government of all budgetary funds totaled $15.9 billion, a decrease of $142.9 million from fiscal year 2011 budgeted appropriations.

Preliminary Results for the First Six Months of Fiscal Year 2012 and Projected Fiscal Year 2012 Deficit

Revenues. The Commonwealth reported as of March 7, 2012 that preliminary General Fund net revenues for the first six months of fiscal year 2012 (from July 1, 2011 to December 31, 2011) were $3.542 billion, an increase of $335.1 million, or 10.5%, from $3.207 billion of net revenues for the same period in the prior fiscal year. These revenues represent 41% of budgeted revenues of $8.650 billion for the fiscal year, and $80 million less than the budget for the period.

The increase in General Fund net revenues was mainly due to the collection of $965.5 million as a result of the new temporary excise tax and the expansion of the taxation of certain foreign persons adopted as part of Act 154 as part of the tax reform, which amount is consistent with the Government’s projection of collections from the excise tax during this period. This increase was partially offset by (i) a decrease in collections of $241.4 million from income tax on individuals, $101.4 million from income tax on corporations, and $91.5 million from withholdings from non-residents, all of which were primarily a result of the tax relief provided to individual and corporate taxpayers as part of the tax reform, (ii) the elimination in fiscal year 2011 of the special property tax imposed on residential and commercial real estate in fiscal year 2009 as part of the temporary revenue raising measures included in the fiscal stabilization plan, and (iii) decreases in miscellaneous non-tax revenues, excise taxes on tobacco products and other items due to current economic conditions. The Government expected that the decrease in General Fund net revenues as a result of the implementation of the tax reform would be offset by the temporary excise tax imposed on certain foreign persons by Act 154.

As of March 7, 2012, the Commonwealth reported that preliminary sales and use tax collections for the first six months of fiscal year 2012 were $556.4 million, an increase of $13.8 million, or 2.5%, from the sales and use tax collections for the same period in the prior fiscal year. A portion of the sales and use tax is allocated to COFINA and, thus, is not available to the General Fund.

Expenses. The Commonwealth reported as of March 7, 2012 that preliminary General Fund total expenses (on a cash basis) for the first six months of fiscal year 2012 amounted to $3.776 billion. This amount excludes approximately $542.7 million in expenses related to the Department of Education Schoolwide Program that had not been included in the central government accounting system. The Commonwealth indicated that these expenses would be included in the central government accounting system once they were allocated by school according to the matching formula approved by the United States federal government. If the expenses related to the Department of Education Schoolwide Program are included, preliminary General Fund total expenses (on a cash basis) for the first six months of fiscal year 2012 amounted to $4.319 billion, or 47% of budgeted expenditures for fiscal year 2012, which were $9.260 billion.

As of March 7, 2012, the Commonwealth reported that the deficit for fiscal year 2012 was budgeted and projected to be approximately $610 million, excluding approximately $685.2 million of principal and interest payments on Commonwealth general obligation bonds that had been refinanced through GDB financings (the “GDB Lines of Credit”), which financings were to be repaid from the proceeds of the Public Improvement Refunding Bonds, Series 2012B and the Series A Bonds, and $154 million of interest payments on Commonwealth guaranteed Public Building Authority Bonds that had been refinanced through GDB financings, and which financings were expected to be repaid from the proceeds of the issuance of Public Building Authority Bonds. OMB had indicated earlier in fiscal year 2012 that the sectors of health and public safety carried risk of budget overruns for fiscal year 2012 as they were undergoing operational changes that were not considered during the preparation of the 2012 budget. According to OMB, budget overruns (if any) in these sectors would be offset by budget savings in other sectors, such that the projected deficit for fiscal year 2012 remained at $610 million.

Unfunded Pension and Non-Pension Post-Employment Benefit Obligations and Funding Shortfalls of the Retirement Systems. One of the challenges every administration has faced during the past 20 years is how to address the growing unfunded pension benefit obligations and funding shortfalls of the three Government retirement systems (the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System, collectively referred to as the “Retirement Systems”) that are funded principally with budget appropriations from the Commonwealth’s General Fund. As of June 30, 2010 (which, as of December 6, 2011 was the date of the latest actuarial valuations of the retirement systems), the unfunded actuarial accrued liability (including basic and system administered benefits) for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was $17.8 billion, $7.1 billion and $283 million, respectively, and the funded ratios were 8.5%, 23.9% and 16.4%, respectively.

Based on current employer and member contributions to the retirement systems, the unfunded actuarial accrued liability will continue to increase significantly, with a corresponding decrease in the funded ratio, since the annual contributions are not sufficient to fund pension benefits, and thus, are also insufficient to amortize the unfunded actuarial accrued liability. Because annual benefit payments and administrative expenses of the retirement systems have been significantly larger than annual employer and member contributions, the retirement systems have been forced to use investment income, borrowings and sale of investment portfolio assets to cover funding shortfalls. The funding shortfall (basic system benefits, administrative expenses and debt service in excess of contributions) for fiscal year 2011 for the Employees Retirement System, the Teachers Retirement

System and the Judiciary Retirement System was approximately $693 million, $268 million and $6.5 million, respectively. For fiscal year 2012, the funding shortfall was expected to be $741 million, $287 million and $8.5 million, respectively. As a result, the assets of the retirement systems are expected to continue to decline.

As of March 7, 2012, the Retirement Systems were preparing the actuarial valuation as of June 30, 2011. The administration of the Retirement Systems expected that, primarily as a result of a decrease in the assumed investment return to be used in the actuarial valuation as of June 30, 2011, the unfunded actuarial accrued liability (including basic and system administered benefits) of the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System would increase to approximately $21.5 billion, $9.1 billion and $318.8 million, respectively. As of March 7, 2012, however, the Commonwealth noted that these estimates were preliminary and could change as part of the Retirement Systems’ review of the actuarial valuation as of June 30, 2011.

Because the statutory employer and member contributions are not adequate to fund the retirement systems’ benefits, the retirement systems’ assets are being rapidly depleted and, as a result, the currently scheduled future contributions will not be adequate to accumulate sufficient assets to make future benefit payments when due. The Commonwealth reported as of March 7, 2012 that based on the assumptions used in the June 30, 2010 actuarial valuations, including the expected continued funding shortfalls, and considering the increases in employer contributions to the Employees Retirement System and the Teachers Retirement System adopted in July 2011: (i) the Employees Retirement System, the largest of the three retirement systems, would deplete its net assets (total assets less liabilities, including the principal amount of certain pension obligation bonds) by fiscal year 2014 and its gross assets by fiscal year 2021; (ii) the Teachers Retirement System would deplete its net and gross assets by fiscal year 2021; and (iii) the Judiciary Retirement System would deplete its net and gross assets by fiscal year 2018. The estimated years for depletion of the assets could vary depending on how actual results differ from the assumptions used in the actuarial valuations, as well as based on any future changes to the contribution and benefits structures of the retirement systems.

Since the Commonwealth and other participating employers are ultimately responsible for any funding deficiency in the three retirement systems, the depletion of the assets available to cover retirement benefits will require the Commonwealth and other participating employers to cover annual funding deficiencies. It is estimated that the Commonwealth would be responsible for approximately 74% of the combined annual funding deficiency of the three retirement systems, with the balance being the responsibility of the municipalities and participating public corporations.

The Commonwealth also provides non-pension post-employment benefits that consist of a medical insurance plan contribution. These benefits, which the Commonwealth reported on March 7, 2012 amounted to $114.2 million for fiscal year 2010 and $125.4 million for fiscal year 2011, are funded on a pay-as-you-go basis from the General Fund and are valued using actuarial principles similar to the way that pension benefits are calculated. Based on the June 30, 2010 actuarial valuations, as of June 30, 2010, the aggregate unfunded actuarial accrued liability of these benefits for the three retirement systems was $2.3 billion.

Because of its multi-year fiscal imbalances previously mentioned, the Commonwealth has been unable to make the actuarially recommended contributions to the retirement systems. If the Commonwealth fails to take action in the short-term to address the retirement systems’ funding deficiency, the continued use of investment assets to pay benefits as a result of funding shortfalls and the resulting depletion of assets could adversely affect the ability of the retirement systems to meet the rates of return assumed in the actuarial valuations, which could in turn result in an earlier depletion of the retirement systems’ assets and a significant increase in the unfunded actuarial accrued liability. Ultimately, since the Commonwealth’s General Fund is required to cover a significant amount of the funding deficiency, the Commonwealth would have difficulty funding the annual required contributions unless it implements significant reforms to the retirement systems, obtains additional revenues, or takes other budgetary measures. For more information regarding the retirement systems, see “Revenues and Expenses—Expenses—Retirement Systems.”

In order to address the growing unfunded pension and non-pension benefit obligations and funding shortfalls of the three Government retirement systems, in February 2010, the Governor established a special commission to make recommendations for improving the financial solvency of the retirement systems. The special commission submitted a report to the Governor on October 21, 2010.

As a result of the special commission’s report and the Government’s analysis, the Governor submitted two bills to the Legislative Assembly to address in part the retirement systems’ financial condition. One of such bills was enacted as Act No. 96 of June 16, 2011 (“Act 96”). On June 23, 2011, in accordance with Act 96, $162.5 million of funds on deposit in the Corpus Account of the Puerto Rico Infrastructure Development Fund (the “Corpus Account”), which is under the custody and control of the Puerto Rico Infrastructure Financing Authority (“PRIFA”), were contributed to the Employees Retirement System and invested in capital appreciation bonds issued by COFINA maturing annually on August 1, 2043 through 2048 and accreting interest at a rate of 7%. The principal amount of the COFINA bonds are expected to grow to an aggregate amount of approximately $1.65 billion at their maturity dates.

The second bill submitted by the Governor was enacted as Act No. 114 of July 5, 2011 (“Act 114”) and Act No. 116 of July 6, 2011 (“Act 116”). These Acts provide an increase in employer contributions to the Employees Retirement System and the Teachers Retirement System of 1% of covered payroll in each of the next five fiscal years and by 1.25% of covered payroll in each of the following five fiscal years. As a result of these increases, the Employees Retirement System and the Teachers Retirement System were expected to receive approximately $36 million and $14 million, respectively, in additional employer contributions during fiscal year 2012, and the additional employer contributions are projected to increase gradually each fiscal year (by an average aggregate increase of $71 million per fiscal year) to approximately $494 million and $195 million, respectively, by fiscal year 2021. The additional employer contributions for fiscal year 2012 were included in the approved budget for such fiscal year. With respect to the increases in the employer contributions corresponding to the municipalities, Act 116 provides that the increases for fiscal years 2012, 2013 and 2014 will be paid for by the Commonwealth from the General Fund budget, representing approximately $6.3 million, $12.8 million and $19.7 million in fiscal years 2012, 2013 and 2014, respectively.

In addition to these measures, on August 8, 2011, the Board of Trustees of the Employees Retirement System adopted a new regulation regarding the rules relating to the concession of personal loans to its members, which, among other changes, lowers the maximum amount of those loans from $15,000 to $5,000. This change is expected to improve gradually the Employees Retirement System’s liquidity.

Economic Reconstruction Plan

In fiscal year 2009, the Government began to implement a short-term economic reconstruction plan. The cornerstone of this plan was the implementation of federal and local economic stimulus programs. The Commonwealth was awarded approximately $6.8 billion in stimulus funds under the ARRA program, which was enacted by the U.S. government to stimulate the U.S. economy in the wake of the global economic downturn. Approximately $3.3 billion of the ARRA funds are allocated for consumer and taxpayer relief and the remainder are to be used to expand unemployment and other social welfare benefits, and spending in education, health care and infrastructure, among other measures. As of October 14, 2011, the Commonwealth had disbursed $5.5 billion in ARRA funds, or 78.8%, of awarded funds.

The Government has complemented the federal stimulus package with additional short and medium-term supplemental stimulus measures that seek to address local economic challenges and provide investment in strategic areas. These measures included a local $500 million economic stimulus plan to supplement the federal plan.

Economic Development Plan

The Government has also developed the Strategic Model for a New Economy, which is a comprehensive long-term economic development plan aimed at improving Puerto Rico’s overall competitiveness and business environment and increasing private-sector participation in the Puerto Rico economy. As part of this plan, the Government enacted Act No. 161 of December 1, 2009, which overhauled the permitting and licensing process in Puerto Rico in order to provide for a leaner and more efficient process that fosters economic development. The Government also enacted Acts No. 82 and 83 of July 19, 2010, which provided a new energy policy that seeks to lower energy costs and reduce energy-price volatility by reducing Puerto Rico’s dependence on fuel oil and the promotion of diverse, renewable-energy technologies. Moreover, the Government adopted a comprehensive tax reform that takes into account the Commonwealth’s current financial situation. See “Tax Reform” below.

In addition, to further stimulate economic development and cope with the fiscal crisis, on June 8, 2009, the Legislative Assembly approved Act No. 29 establishing a clear public policy and legal framework for the establishment of public-private partnerships to finance and develop infrastructure projects and operate and manage certain public assets. During fiscal year 2010, the Government engaged various financial advisors to assist it in the evaluation and procurement of various projects in the energy, transportation, water and public school infrastructure sectors. During the fourth quarter of fiscal year 2010, the Government published desirability studies for four public-private partnership priority projects and commenced procurement for such projects. As of September 30, 2011, the Government had completed the concession of toll roads PR-22 and PR-5 and had short-listed proponents for the procurement process leading to the award of an administrative concession of the Luis Muñoz Marin International Airport and school infrastructure projects.

The Government has also identified strategic initiatives to promote economic growth in various sectors of the economy where the Commonwealth has competitive advantages and several strategic/regional projects aimed at fostering balanced economic development throughout the Island. These projects, some of which are ongoing, include tourism and urban redevelopment projects.

The fiscal stabilization plan, the economic reconstruction plan, and the long-term economic development plan are described in further detail below under “Economy—Fiscal Stabilization and Economic Reconstruction.”

Tax Reform

In February 2010, the Governor established a committee to review the Commonwealth’s income tax system and propose a comprehensive tax reform directed at promoting economic growth and job creation within the framework of preserving the administration’s path towards achieving fiscal stability. The committee presented its findings to the Governor and, on October 25, 2010, the Governor announced that he was submitting to the Legislative Assembly various bills in order to implement the tax reform.

The tax reform was intended to be revenue positive. It consisted of two phases focused on providing tax relief to individuals and corporations, promoting economic development and job creation, simplifying the tax system and reducing tax evasion through enhanced tax compliance measures. The first phase, enacted as Act No. 171 of November 15, 2010, was expected to provide individual and corporate taxpayers with aggregate savings of $309 million for taxable year 2010. The second phase, enacted as Act No. 1 of January 31, 2011 (“Act 1 of 2011”), was projected to provide individual and corporate taxpayers aggregate annual average savings of $1.2 billion for the next six taxable years, commencing in taxable year 2011. Consistent with the objective of maintaining the path towards fiscal stability, the tax relief provisions applicable to individuals and corporations for taxable years 2014 through 2016 become effective only if (i) OMB certifies that the administration’s expense control target has been met, (ii) the Treasury Department certifies that the General Fund revenue target has been met and (iii) the Planning Board certifies a year-over-year target increase in gross domestic product. See “Revenues and Expenses—Major Sources of General Fund Revenues—Tax Reform” for a summary of the principal provisions of the tax reform.

As part of structuring the tax reform, the Government utilized a group of economic consultants to project its impact on tax revenues through the use of dynamic economic models adjusted to the Commonwealth’s specific economic conditions. The Government also conducted its own internal analyses of such impact. Based on these analyses, the Government expects that the reduction in income tax revenues resulting from the implementation of the tax reform should be fully offset by the additional revenues produced by (i) enhanced tax compliance measures, (ii) the elimination of certain incentives and tax credits, (iii) a new temporary excise tax imposed on a controlled group member’s acquisition from another group member of certain personal property manufactured or produced in Puerto Rico and certain services performed in Puerto Rico (at a declining rate from 4% for 2011 to 1% for 2016), and (iv) an expansion of taxation rules that characterize certain income of non-resident corporations, partnerships and individuals as effectively connected with the conduct of a trade or business in Puerto Rico and therefore subject to Puerto Rico income tax. The temporary excise tax and the expansion of the taxation of certain foreign persons were adopted by Act 154. In circumstances in which the temporary excise tax applies, the expansion of the taxation of nonresident individuals, foreign corporations and foreign partnerships does not apply. The other revenue enhancement measures, which are part of the second phase of the tax reform, are included in Act 1 of 2011. On December 29, 2010, the Treasury Department adopted regulations that provide certain tax credits against the temporary excise tax that lessen its impact on affected taxpayers subject to the temporary excise tax. These regulations became effective on January 1, 2011. The regulations address implementation and interpretation issues and include provisions regarding certain applicable credits against the tax subject to maintaining a baseline employment and other conditions. The Government estimates that this excise tax will affect foreign corporations or partnerships that are principally engaged in the manufacturing of pharmaceuticals and electronics. The Government expected to raise approximately $1.4 billion from the excise tax during the first year of implementation of Act 154 and expects to raise $5.6 billion for the six-year period that the excise tax is in place.

The first monthly excise tax payment was due in February 2011. The collections for the first nine monthly excise tax payments (from February through October 2011) were $1.325 billion. These amounts are consistent with the Government’s projection of collections from the excise tax.

Based on its analysis, the Government believes that the revenue projections from the taxes imposed by Act 154 are reasonable. However, since such taxes only became effective on January 1, 2011, there can be no assurance that the revenues therefrom, together with the other revenue enhancement measures included in the tax reform, will be sufficient to fully offset the reduction in income tax revenues expected from other aspects of the tax reform.

In connection with the expansion of the taxation of foreign persons by Act 154, the Government obtained a legal opinion regarding the creditability of the excise tax for U.S. federal income tax purposes. The opinion concludes that this excise tax should be creditable against U.S. federal income tax. That conclusion was based in part upon a determination that the expansion of the taxation of foreign persons and the imposition of the excise tax more likely than not satisfy the constitutional requirements of due process and the Commerce Clause of the United States Constitution, for reasons discussed therein. It is the position of the Government that the excise tax is a tax imposed in substitution of the generally imposed income tax and that, as such, under Section 903 of the United States Internal Revenue Code of 1986, as amended, U.S. taxpayers can claim a foreign tax credit for amounts paid.

On March 30, 2011, the United States Internal Revenue Service (the “IRS”) issued Notice 2011-29 addressing the creditability of the new excise tax imposed by Act 154. Notice 2011-29 provides that the provisions of the new Puerto Rico excise tax are novel and the determination of its creditability requires the resolution of a number of legal and factual issues. Pending the resolution of those issues, the IRS will not challenge a taxpayer’s position that the excise tax is a tax in lieu of an income tax under Section 903. The IRS also provided that any change in the foregoing tax credit treatment of the excise tax after resolution of the pending issues will be prospective and will apply to excise tax paid or accrued after the date that further guidance is issued.

As of December 6, 2011, Act 154 had not been challenged in court; consequently, no court had passed on the constitutionality of Act 154. There can be no assurance that its constitutionality will not be challenged and that, if challenged, the courts will uphold Act 154. To the extent a court determines that the imposition of the excise tax or the expansion of the income tax or both are unconstitutional, the Government’s revenues may be materially adversely affected.

For a summary of the principal provisions of the tax reform, the expansion of the income tax source rules to certain nonresident alien individuals, foreign corporations and foreign partnerships, and the new temporary excise tax, see “Revenues and Expenses—Major Sources of General Fund Revenues—Tax Reform” and “Revenues and Expenses—Major Sources of General Fund Revenues—Income Taxes,” respectively.

ECONOMY

General

The Commonwealth in the past has established policies and programs directed principally at developing the manufacturing and service sectors and expanding and modernizing the Commonwealth’s infrastructure. Domestic and foreign investments have historically been stimulated by selective tax exemptions, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations, and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the population.

Puerto Rico’s economy experienced a considerable transformation during the second half of the twentieth century, from an agriculture economy to an industrial one. Factors contributing to this transformation included government-sponsored economic development programs, increases in the level of federal transfer payments, and the relatively low cost of borrowing. In some years, these factors were aided by a significant rise in construction investment driven by infrastructure projects, private investment, primarily in housing, and relatively low oil prices. Nevertheless, the significant oil price increases experienced from January 2002 to June 2008, the continuous contraction of the manufacturing sector, and the budgetary pressures on government finances triggered a general contraction in the economy.

As of December 6, 2011, Puerto Rico’s economy had been in a recession that began in the fourth quarter of fiscal year 2006, a fiscal year in which the real gross national product grew by only 0.5% and the government was shut down during the first two weeks of May. For fiscal years 2008 and 2009, the real gross national product contracted by 2.9% and 4.0%, respectively. For fiscal year 2010, preliminary reports indicated that the real gross national product contracted by 3.8%. The Planning Board projected a decrease in real gross national product of 1.0% for fiscal year 2011 and an increase of 0.7% for fiscal year 2012.

Nominal personal income, both aggregate and per capita, has shown a positive average growth rate from 1947 to 2010. In fiscal year 2010, aggregate personal income was $60.4 billion ($50.0 billion at 2005 prices) and personal income per capita was $15,203 ($12,592 in 2005 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total U.S. federal transfer payments to individuals amounted to $16.0 billion in fiscal year 2010 ($14.0 billion in fiscal year 2009). Entitlements for previously performed services or resulting from contributions to programs such as Social Security, Veterans’ Benefits, Medicare, and U.S. Civil Service retirement pensions were $10.4 billion, or 65% of the transfer payments to individuals in fiscal year 2010 ($9.8 billion, or 70.1%, in fiscal year 2009). The remainder of the federal transfers to individuals is represented by grants, mostly concentrated in the Nutritional Assistance Program (Food Stamps) and Pell Grant scholarships (higher education).

Total average annual employment (as measured by the Puerto Rico Department of Labor and Human Resources Household Employment Survey, known as the “Household Survey”) decreased during the last decade. From fiscal year 2000 to fiscal year 2010, total employment decreased at an average annual rate of 0.4%, from 1,150,291 to 1,102,680. A reduction in total employment began in the fourth quarter of fiscal year 2006 and has continued consistently through fiscal year 2011 due to the recession and the fiscal adjustment measures.

The dominant sectors of the Puerto Rico economy in terms of production and income are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher-wage, high-technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, transportation, communications and public utilities, and other services, plays a major role in the economy. It ranks second to manufacturing in contribution to gross domestic product and leads all sectors in providing employment.

The economy of Puerto Rico is closely linked to the United States economy, as most of the external factors that affect the Puerto Rico economy (other than oil prices) are determined by the policies and performance of the mainland economy. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures. During fiscal year 2010, approximately 68.1% of Puerto Rico’s exports went to the United States mainland, which was also the source of approximately 53.3% of Puerto Rico’s imports. In fiscal year 2010, Puerto Rico experienced a positive merchandise trade balance of $22.4 billion.

Economic Forecast for Fiscal Years 2011 and 2012

In March 2011, the Planning Board released its revised gross national product forecast for fiscal year 2011 and its gross national product forecast for fiscal year 2012. The Planning Board revised its gross national product forecast for fiscal year 2011 from a projected growth of 0.4% to a contraction of 1.0%, both in constant dollars. The Planning Board’s revised forecast for fiscal year 2011 took into account the estimated effects on the Puerto Rico economy of the Government’s fiscal stabilization plan, the impact of the initial phase of the tax reform, the disbursement of funds from ARRA, the continuation of the fiscal stabilization plan, and the activity expected to be generated from the Government’s local stimulus package. The revised forecast also considered the effect on the Puerto Rico economy of general and global economic conditions, the U.S. economy, the volatility of oil prices, interest rates and the behavior of local exports, including expenditures by visitors. The Planning Board’s forecast for fiscal year 2012 projected an increase in gross national product of 0.7% in constant dollars. The Planning Board’s forecast for fiscal year 2012 took into account the estimated effect of the projected growth of the U.S. economy, tourism activity, personal consumption expenditures, federal transfers to individuals and the acceleration of investment in construction due to the Government’s local stimulus package and the establishment of public-private partnerships. It also took into account the disbursement of the remaining ARRA funds, and the continuation of the implementation of the tax reform.

Fiscal Year 2010

The Planning Board’s preliminary reports on the performance of the Puerto Rico economy for fiscal year 2010 indicated that real gross national product decreased 3.8% (an increase of 1.0% in current dollars) over fiscal year 2009. Nominal gross national product was $63.3 billion in fiscal year 2010 ($47.9 billion in 2005 prices), compared to $62.7 billion in fiscal year 2009 ($49.8 billion in 2005 prices). Aggregate personal income increased from $58.6 billion in fiscal year 2009 ($49.8 billion in 2005 prices) to $60.4 billion in fiscal year 2010 ($50.0 billion in 2005 prices), and personal income per capita increased from $14,786 in fiscal year 2009 ($12,558 in 2005 prices) to $15,203 in fiscal year 2010 ($12,592 in 2005 prices).

According to the Household Survey, total employment for fiscal year 2010 averaged 1,102,700, a decrease of 65,500, or 5.6%, from the previous fiscal year. The unemployment rate for fiscal year 2010 was 16.0%, an increase from 13.4% for fiscal year 2009.

Among the variables contributing to the decrease in gross national product was the continuous contraction of the manufacturing and construction sectors. Due to the Commonwealth’s dependence on oil for power generation and gasoline (in spite of its recent improvements in power-production diversification), the high level of oil prices accounted for an increased outflow of local income in fiscal year 2008, when the average price of the West Texas Intermediate oil barrel (WTI) increased by 53.1% to reach an average of $97.0/bbl. Although the situation improved significantly during fiscal year 2009, with a decline of 28.1% in the price of the WTI, oil prices remained at relatively high levels, at an average of $69.7/bbl, and the impact of the increases of previous years was still felt in fiscal year 2009. Nevertheless, during fiscal year 2010, the average price of the WTI increased by 7.9% to $75.2/bbl, which put more pressure on internal demand. On the other hand, the continuation of the difficulties associated with the financial crisis kept short-term interest rates at historically low levels, but this did not translate into a significant improvement in the construction sector due to the high level of inventory of residential housing units.

Fiscal Stabilization and Economic Reconstruction

In January 2009, the Government began to implement a multi-year Fiscal Stabilization Plan (the “Fiscal Plan”) and Economic Reconstruction Plan (the “Economic Plan”) that sought to achieve fiscal balance and restore economic growth. The Fiscal Plan was central to safeguarding the Commonwealth’s investment-grade credit rating and restoring Puerto Rico’s economic growth and development.

In addition, the administration designed and began to implement the Strategic Model for a New Economy, a series of economic development initiatives which aim to enhance Puerto Rico’s competitiveness and strengthen specific industry sectors. These economic development initiatives were intended to support the prospects of long-term and sustainable growth.

Fiscal Stabilization Plan

The Fiscal Plan had three main objectives: (i) stabilize the short-term fiscal situation, (ii) safeguard and strengthen the Commonwealth’s investment-grade credit rating, and (iii) achieve budgetary balance. The Fiscal Plan, which was generally contained in Act 7, included operating expense-reduction measures, tax revenue enforcement measures, temporary and permanent revenue raising measures, and financial measures, as discussed below.

Expense Reduction Measures. A significant portion of Puerto Rico’s budget deficit is attributable to the accumulated effect of high operating expenses in the government. The Fiscal Plan sought to reduce the government’s recurring expense base to make it consistent with the level of government revenues. The Fiscal Plan established a government-wide operating expense-reduction program aimed at reducing operating expenses, including payroll.

Payroll expense is the most significant component of the government’s recurring expense base. The reduction in payroll expenses contemplated by the Fiscal Plan was implemented in three phases and included certain benefits conferred to participating employees, as follows:

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Phase I: Incentivized Voluntary Resignation and Voluntary Permanent Workday Reduction Programs: The Incentivized Voluntary Resignation Program offered public employees a compensation incentive based on the time of service in the government. The Voluntary Permanent Workday Reduction Program was available to public employees with 20 or more years of service. The Workday Reduction Program consisted of a voluntary reduction of one regular workday every fifteen calendar days, which is equivalent to approximately a 10% reduction in annual workdays. Phase I commenced in March 2009 and public employees had until April 27, 2009 to submit the required information to participate in the voluntary programs available under Phase I and be eligible for the Public Employees Alternatives Program. Under Phase I, 2,553 employees resigned under the Incentivized Voluntary Resignation

Program and 27 employees took advantage of the Voluntary Permanent Workday Reduction Program. Based on the number of employees who agreed to participate in these programs, the administration estimates that expenses for fiscal year 2010 were reduced by $90.9 million.

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Phase II: Involuntary Layoff Plan: As provided in Act 7, Phase II went into effect because the objective of reducing $2 billion in expenses was not achieved after implementation of Phase I and Phase III (see below). Under Phase II, subject to certain exceptions, employees with transitory or non-permanent positions were terminated. As a result, 1,986 positions were eliminated, representing an estimated savings of $44.6 million annually. In addition, Phase II provided for one or more rounds of involuntary layoffs and applied to most central government public employees unless excluded pursuant to Act 7, strictly according to seniority in public service, starting with employees with the least seniority. The plan excluded certain employees providing “essential” services, certain employees paid by federal funds, those on military leave, and political appointees and their trust employees (political appointees and their trust employees, who do not hold a permanent or career position in the government, are referred to herein as “non-career employees”). Employees in Phase II received a severance package that included health coverage payment for up to a maximum of six months or until the former public employee became eligible for health insurance coverage at another job. As of September 30, 2010, total government employees dismissed under Phase II (excluding the 1,986 transitory or non-permanent positions eliminated) was approximately 12,505, representing an estimated savings of $322.8 million annually. This amount excludes approximately 1,784 employees rehired by the Department of Education as a result of an agreement with the union providing for certain salary and workday reductions and the inclusion of additional service requirements, among other things. The negotiation of this agreement by the administration resulted in annual savings of $51 million, an increase of $25 million over the estimated savings achievable through the termination of such employees.

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Phase III: Temporary Suspension of Certain Provisions of Laws, Collective Bargaining Agreements, and Other Agreements: Phase III went into effect on March 9, 2009 and imposed a temporary freeze on salary increases and other economic benefits included in laws, collective bargaining agreements, and any other agreements. Phase III remained in effect for a period of two years. The administration estimates that savings from the implementation of these measures was approximately $186.9 million for fiscal year 2010.

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Public Employees Alternatives Program: The employees that elected to participate in the Incentivized Voluntary Resignation Program under Phase I or that were subject to involuntary layoffs under Phase II were eligible to participate in the Public Employees Alternatives Program. This program assists public employees in their transition to other productive alternatives, and offers vouchers for college education, technical education, and professional training, as well as for establishing a business and for relocation.

Act 7 extended the term of collective bargaining agreements with public employees that had expired at the time of its enactment or that were to expire while it was in effect for a period of two years (until March 9, 2011) and provided that during this period such collective bargaining agreements could not be renegotiated or renewed. Act No. 73 of May 17, 2011 (“Act 73”) extended the term of the non-economic clauses of such collective bargaining agreements for an additional period of two years (until March 9, 2013) and provided that the economic clauses may be negotiated considering primarily the fiscal condition of the applicable agency and the Government and the safeguarding of services to the people. Act 73 further provides that for the negotiation of any economic clauses, OMB must evaluate the current and projected fiscal condition of the applicable agency and the Government and issue a certification as to the available resources, if any, for such negotiations. The implementation of the workforce and labor related expense reduction measures included in Act 7 concluded on June 30, 2010.

The second element of the expense-reduction measures, which pertains to other operating expenses, was conducted through an austerity program in combination with other expense reduction measures. The austerity program mandated a 10% reduction in other operational expenses, including cellular phone use, credit cards, and official vehicles.

In July 2010, the Governor renewed an executive order issued in September 2009 requiring all agencies and public corporations to reduce, modify or cancel service contracts to achieve a cost reduction of at least 15%. The executive order covers advertising, consulting, information technology, accounting, legal and other services (except for direct services to the public), and grants the Fiscal Restructuring and Stabilization Board created under Act 7 (the “Fiscal Board”) the power to monitor agencies and public corporations in order to ensure the required 15% minimum cost reduction. Each agency or public corporation had 30 days to report the following to the Fiscal Board: (i) all service contracts then in effect, (ii) all canceled and/or modified contracts and the corresponding savings, (iii) justification for any remaining contracts in light of the mission of the agency or public corporation, and (iv) the reasonableness of the fees or compensation terms for each remaining contract.

In July 2010, the Governor also renewed another executive order issued in September 2009 requiring all agencies and public corporations to report the following to the Fiscal Board within 30 days: (i) all lease contracts then in effect, (ii) the uses of leased premises, (iii) the needs for such premises, (iv) the terms and conditions of each lease, and (v) budgeted amounts for rent and other related expenses. During fiscal year 2010, the administration achieved savings by, among other things, consolidating operations of one or more agencies or public corporations and renegotiating leases to obtain more favorable terms. The administration estimates annual savings as a result of the revision of all leases of at least 15% of rent and related expenses, or approximately $22 million annually.

Tax Revenue Enforcement Measures. The Fiscal Plan also sought to increase tax revenues by implementing a more rigorous and ongoing tax enforcement and compliance strategy. Specific tax enforcement initiatives included: (i) enhancements to the administration of federal grants and fund receipts, (ii) stronger collections and auditing efforts on Puerto Rico’s sales and use tax, and (iii) a voluntary tax compliance program.

Revenue Raising Measures. The goal of achieving fiscal and budgetary balance required a combination of measures that included the introduction of permanent and temporary tax increases. The Fiscal Plan included six temporary and four permanent revenue increasing measures. The temporary revenue increasing measures consisted of: (i) a 5% surtax on income of certain individuals, (ii) a 5% surtax on income of certain corporations, (iii) a 5% income tax on credit unions (commonly known as “cooperativas” in Puerto Rico), (iv) a 5% income tax on Puerto Rico international banking entities, (v) a special property tax on residential and commercial real estate, and (vi) a moratorium on certain tax credits. The temporary measures were initially set to be in effect for up to three fiscal years beginning in fiscal year 2010. Act 1 of 2011, however, limited the duration of the 5% surtax on income derived by certain individuals and corporations and the special property tax to two years. The permanent measures include (i) modifications to the alternative minimum tax for individuals and corporations, (ii) an increase in the excise tax on cigarettes, (iii) a new excise tax on motorcycles, and (iv) an increase in the excise tax on alcoholic beverages. The total revenues from these temporary and permanent measures for fiscal year 2010 were $428 million. The total preliminary revenues from these temporary and permanent measures for fiscal year 2011 were $450 million.

Financial Measures. The administration has also carried out several financial measures designed to achieve fiscal stability throughout the Fiscal Plan implementation period. These measures included, among others, (i) a financing or bond issuance program, the proceeds of which were used to bridge the budgetary imbalance during the Fiscal Plan implementation period and fund some of the Economic Plan initiatives, (ii) the restructuring of the securities held in the Corpus Account of the Infrastructure Development Fund and (iii) the restructuring of a portion of the Commonwealth’s debt service.

These financial measures were anchored on the bond-issuance program of COFINA. Act 7, in conjunction with Act No. 91 of May 13, 2006, as amended (“Act 91 of 2006”), and Act No. 1 of January 14, 2009 (“Act 1 of 2009”), allocated to COFINA, commencing on July 1, 2009, 2.75% (one-half of the tax rate of 5.5%) of the sales and use tax imposed by the central government, thus increasing COFINA’s financing capacity and allowing the Commonwealth to achieve fiscal stability throughout the implementation period of the Fiscal Plan.

During fiscal years 2009 and 2010, COFINA issued approximately $5.6 billion and $3.6 billion, respectively, of revenue bonds payable from sales and use tax collections transferred to COFINA. The proceeds from these bond issues were used for, among other uses, paying approximately $1.9 billion of Commonwealth obligations that did not have a designated source of repayment, paying or financing approximately $4.8 billion of operational expenses constituting a portion of the Commonwealth’s deficit, and funding the Local Stimulus Fund (described below) and the Stabilization Fund for fiscal year 2011 with approximately $500 million and $1.0 billion, respectively. During fiscal year 2012, COFINA expected to issue approximately $2 billion of revenue bonds payable from sales and use tax collections transferred to COFINA, the proceeds of which would be used mainly to finance a portion of the government’s operating expenses for fiscal year 2012 and refund outstanding bonds payable from Commonwealth appropriations.

Act No. 3, approved by the Legislative Assembly of the Commonwealth on January 14, 2009 (“Act 3”), authorized the sale of the securities held in the Corpus Account. PRIFA sold the securities in January 2009 and used the proceeds to, among other things, make a deposit to the General Fund of approximately $319 million, which was applied to cover a portion of the Commonwealth’s budget deficit and make a transfer to GDB of approximately $159 million as a capital contribution. The gross proceeds resulting from the sale were approximately $884 million.

Another financial measure taken has been the restructuring of a portion of the Commonwealth’s debt service on the Commonwealth’s general obligation bonds and bonds of PBA that are guaranteed by the Commonwealth and are payable from Commonwealth budget appropriations. During fiscal year 2010, the Commonwealth refinanced $512.9 million of interest accrued during such fiscal year on the Commonwealth’s general obligation bonds and $164.5 million of interest accrued during such fiscal year on PBA bonds. During fiscal year 2011, the Commonwealth refinanced $490.9 million of interest accrued during such fiscal year and principal due on July 1, 2011 on the Commonwealth’s general obligation bonds. During fiscal year 2011, PBA also used a line of credit from GDB to make payments of approximately $147.8 million of interest accrued during such fiscal year on its Commonwealth guaranteed bonds, which line of credit was refinanced with the proceeds of a series of Commonwealth guaranteed bonds issued by PBA.

During fiscal year 2012, the Government expected to refinance approximately $537.4 million of principal due in and interest to accrue during such fiscal year on the Commonwealth’s general obligation bonds and approximately $153.8 million of interest to accrue during such fiscal year on Commonwealth guaranteed PBA bonds.

The Fiscal Plan has provided more fiscal stability, thereby safeguarding and strengthening Puerto Rico’s credit. The fiscal structure resulting from the full implementation of the plan is expected to be sustainable and conducive to economic growth and development.

Economic Reconstruction Plan

To balance the impact of the Fiscal Plan, the administration developed and is implementing an economic reconstruction program designed to stimulate growth in the short term and lay the foundation for long-term economic development. The Economic Plan consists of two main components: (i) two economic stimulus programs, and (ii) a supplemental stimulus plan.

Economic Stimulus Programs. The cornerstone of Puerto Rico’s short-term economic reconstruction plan was the implementation of two economic stimulus programs aimed at reigniting growth and counterbalancing any adverse effects associated with the Fiscal Plan. The economic stimulus programs consisted of Puerto Rico’s participation in ARRA (also referred to herein as the “Federal Stimulus”) and a local plan (the “Local Stimulus”) designed to complement the Federal Stimulus.

•	Federal Stimulus Program: Puerto Rico was awarded $6.8 billion in stimulus funds from ARRA. The funds are distributed in four main categories: relief to individuals, budgetary and fiscal relief,

taxpayers’ relief, and capital improvements. In terms of government programs, the Federal Stimulus allocates funds to education, agriculture and food assistance, health, housing and urban development, labor, and transportation, among others. As of October 14, 2011, PRIFA, which is responsible for the administration of ARRA in Puerto Rico, reported that approximately $5.5 billion in ARRA funds had been disbursed, representing 78.8%, of awarded funds.

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Local Stimulus Program: The administration formulated the Local Stimulus to supplement the Federal Stimulus and address specific local challenges associated with the local mortgage market, the availability of credit, and the infrastructure and construction sectors. Despite the fact that the Local Stimulus amounted to a $500 million investment by the government, it is estimated that its effect would be greater due to certain lending programs, which are being coordinated in collaboration with commercial banks in Puerto Rico. The administration has been disbursing funds under the $500 million local stimulus program. Most municipalities have received disbursements earmarked to pay outstanding debts and fund local projects. The administration has also disbursed funds allocated towards job training programs, a strategic water distribution project in a southern municipality and the revamping of the Puerto Rico permits system. It was estimated that approximately $400 million of Local Stimulus funds would be used for infrastructure projects. As of September 30, 2011, approximately $360 million of Local Stimulus funds had been disbursed.

Supplemental Stimulus Plan. The Supplemental Stimulus Plan was designed to provide investment in strategic areas with the objective of laying the foundations for long-term growth in Puerto Rico. The coordinated implementation of the Supplemental Stimulus Plan is expected to reinforce continuity in reigniting economic growth while making key investments for long-term development.

The Supplemental Stimulus Plan is being conducted through a combination of direct investments and guaranteed lending. Specifically, the Supplemental Stimulus Plan targets critical areas such as key infrastructure projects, public capital improvement programs, private-sector lending to specific industries, and the export and research-and-development knowledge industries. The Supplemental Stimulus Plan takes into account the strategic needs that Puerto Rico must fulfill in order to become a more competitive player in its region and in the global economy.

On September 1, 2010 the Governor signed Act No. 132, also known as the Real Estate Market Stimulus Act of 2010 (“Act 132”), which provides certain incentives to help reduce the existing housing inventory. The incentives provided by Act 132 were effective from September 1, 2010 through June 30, 2011, and were subsequently extended until October 31, 2011 by Act No. 115 of July 5, 2011. On November 1, 2011, the Government approved Act 216, which provides incentives similar to the ones available under Act 132 and establishes an orderly transition to gradually reduce those incentives without disrupting the functioning of the housing market in Puerto Rico. The incentives provided by Act 216 are limited to residential real property and are effective from November 1, 2011 to December 31, 2012, with certain reductions after December 31, 2011 and June 30, 2012 See “Economic Performance by Sector—Construction” below.

Economic Development Program

The Department of Economic Development and Commerce (“DEDC”), in coordination with other government agencies, is in the process of implementing the Strategic Model for a New Economy, which consists of a comprehensive, long-term, economic development program aimed at improving Puerto Rico’s overall global relevance, competitiveness, and business environment, and increasing private-sector capital formation and participation in the economy. These initiatives are centered on the dual mission of fostering multi-sector growth while reducing costs and barriers to business and investment, and are a medium-to-long-term counterpart to the Economic Plan and the Supplemental Stimulus Plan described above.

The administration is emphasizing the following initiatives to enhance Puerto Rico’s competitive position: (i) overhauling the permitting process, (ii) reducing energy costs, (iii) reforming the tax system, (iv) promoting the development of various projects through public-private partnerships, (v) implementing strategic initiatives targeted at specific economic sectors, and (vi) promoting the development of certain strategic/regional projects.

Permitting Process. The first initiative, the reengineering of Puerto Rico’s permitting and licensing process, has already been achieved. On December 1, 2009, the Governor signed into law Act No. 161, known as the Law for the Restructuring & Unification of the Permit Evaluation & Authorization Process, which overhauls the existing permitting and licensing process in Puerto Rico in order to provide for a leaner and more efficient process that fosters economic development. In the short term, this restructuring is focused on eliminating the significant backlog of unprocessed permits that are in the pipeline of various government agencies. In the long term, this law seeks to significantly reduce the number of inter-agency processes and transactions required by creating a centralized, client-focused system that simplifies and shortens the permitting process for applicants. The Integrated Permits System (SIP by its Spanish acronym), as the new Puerto Rico permits process is called, became operational on December 1, 2010. Through September, 2011, 38,500 permit requests had been filed and 88% of these had already been resolved.

The Permit Management Office (OGPe, by its Spanish acronym), the government body responsible for evaluating permit applications and issuing final determinations concerning construction and land use, currently offers 80% of its services online, representing 90% of the total volume of transactions.

Energy Policy. On July 19, 2010, the Governor signed Acts No. 82 and 83, providing for, among other things, the adoption of a new energy policy, which is critical for Puerto Rico’s competitiveness. Fluctuations in oil prices have had a significant effect on Puerto Rico’s overall economic performance. Act No. 82 of 2010, known as the “Public Policy on Energy Diversification through Renewable and Alternative Sources,” focuses on reducing Puerto Rico’s dependence on fossil fuels, particularly oil, through the promotion of diverse, renewable-energy technologies. This new energy policy seeks to lower energy costs, reduce energy-price volatility, and establish environmentally sustainable energy production through a reduction in ecologically harmful emissions. Act 82 of 2010 creates a Renewable Portfolio Standard, recognizing many sources of renewable energy utilizing various technologies, setting a hard target of 12% renewable energy production by 2015 and 15% by 2020, and a requirement for retail energy providers to establish a plan to reach 20% renewable energy production by 2035.

Moreover, Act No. 83 of 2010, also known as the “Green Energy Incentives Act,” assembles under one law the incentives for the construction and use of renewable energy sources. Act 83 offers new benefits to stimulate the development of green energy projects, creates Renewable Energy Certificates (RECs) and creates the Green Energy Fund (the “GEF”). Through the GEF the Government will co-invest $290 million in renewable energy projects over the next 10 years. Initial funding of $20 million began on July 1, 2011 and steps up to $40 million per year by fiscal year 2016. Through the GEF, the Puerto Rico Energy Affairs Administration will offer cash rebates of up to 60% on the cost of installing Tier 1 projects (0—100 kW) for residences and small businesses and up to 50% on the cost of Tier 2 projects (100 kW—1 MW) for commercial or industrial use. In its first round of funding, the GEF backed 25 solar energy projects with $6.6 million, including grants to 13 businesses and a government agency. These initiatives are expected to address energy prices in Puerto Rico and provide a means of attracting investment in the energy sector.

Tax Reform. Legislation to implement the first and second phases of the tax reform was enacted as Act No. 171 of 2010 and Act 1 of 2011, respectively. See “Revenues and Expenses Revenues and Expenses—Major Sources of General Fund Revenues Revenues and Expenses—Tax Reform” for a summary of the principal provisions of the tax reform.

Public-Private Partnerships (“PPPs”). The Government believes that PPPs represent an important tool for economic development, particularly in times of fiscal difficulties. PPPs are long-term contracts between government and non-governmental entities—such as private companies, credit unions, and municipal corporations—to develop, operate, manage or maximize infrastructure projects and/or government services. PPP contracts are centered on the concept of risk transfer. The non-governmental partner takes on certain responsibilities and risks related to the development and/or operation of the project in exchange for certain benefits. PPPs can play a pivotal role in restoring investment in infrastructure and bringing about economic growth.

PPPs provide the opportunity for the government to lower project development costs, accelerate project development, reduce financial risk, create additional revenue sources, establish service quality metrics, re-direct government resources to focus on the implementation of public policy, create jobs and attract new investment. Puerto Rico has opportunities for the establishment of PPPs in the areas of toll roads, airports and maritime ports, public schools, water provision, correctional facilities, and energy, among others.

On June 8, 2009, the Legislative Assembly approved Act No. 29 (“Act 29”), which established a clear public policy and legal framework for the establishment of PPPs in Puerto Rico to further the development and maintenance of infrastructure facilities, improve the services rendered by the Government and foster the creation of jobs. Act 29 created the Public-Private Partnerships Authority (the “PPP Authority”), the entity tasked with implementing the Commonwealth’s public policy regarding PPPs. On December 19, 2009, the PPP Authority approved regulations establishing the administrative framework for the procurement, evaluation, selection, negotiation and award process for PPPs in Puerto Rico.

During fiscal year 2010, the PPP Authority engaged various financial advisors to assist it in the evaluation and procurement of various projects in the energy, transportation, water and public school infrastructure sectors. During the fourth quarter of fiscal year 2010, the PPP Authority published desirability studies for four public-private partnership priority projects and commenced procurement for such projects.

As part of the Government’s PPPs initiative, the PPP Authority and the Puerto Rico Highways and Transportation Authority (“Highways and Transportation Authority” or “PRHTA”) (collectively, the “Sponsors”) recently completed the procurement for a concession of toll roads PR-22 and PR-5 (the “Toll Roads”). On June 10, 2011, the Sponsors selected Autopistas Metropolitanas de Puerto Rico, LLC (“Metropistas”), a consortium comprised of Goldman Sachs Infrastructure Partners and Abertis Infraestructuras, as the winning proponent based on a bid of $1.080 billion. On June 27, 2011, Metropistas and the Highways and Transportation Authority executed the concession agreement for the Toll Roads (the “Concession Agreement”) and, on September 22, 2011, the parties successfully completed the financial closing. As a result of this transaction, the Highways and Transportation Authority received a lump-sum payment of $1.136 billion and a commitment to invest $56 million in immediate improvements and comply with world-class operating standards.

To modernize public school facilities throughout the island and improve academic performance, the PPP Authority launched the “Schools for the 21st Century” program, which is tasked with modernizing and building a selected number of public schools throughout Puerto Rico. It is expected that at least one school in each municipality will benefit from the “Schools for the 21st Century” program.

The Government expects this project will impact nearly 50,000 students, 2,000 teachers and various communities and create 14,000 jobs throughout Puerto Rico’s 78 municipalities. It is expected that the Government will fund this project with the proceeds of Qualified School Construction Bonds (QSCB) issued by PBA in the aggregate principal amount of $756 million. As of June 2011, the PPP Authority had awarded approximately $464 million in contracts and construction had begun in approximately 57 schools.

On August 8, 2011, the PPP Authority and the Puerto Rico Ports Authority (“Ports Authority”) received statements of qualifications from twelve (12) world-class consortia in response to the Request for Qualifications (RFQ) to acquire a concession to finance, operate, maintain and improve the Luis Muñoz Marin International Airport (“Airport”), the busiest airport in the Caribbean. The PPP Authority and Ports Authority are seeking to achieve their primary objectives of: (i) maximizing the upfront value for the Airport, (ii) improving the Airport’s safety standards, service levels and quality, (iii) maintaining and improving the quality of service to travelers as well as achieving a higher level of customer satisfaction, and (iv) creating a world-class gateway to Puerto Rico while increasing the Island’s profile as a destination in the Caribbean, in order to positively impact the development of the tourism industry and overall economic prospects in Puerto Rico. The PPP Authority published the Request for Proposals for the Airport in October 2011 and expected to select a winning bidder in the first quarter of calendar 2012.

Sector Initiatives. The administration plans to complement the previously mentioned initiatives with specific strategic initiatives with the objective of creating jobs and increasing economic activity across various sectors of the Puerto Rico economy. The Commonwealth has natural or structural competitive advantages in several areas, such as pharmaceutical and biotechnology manufacturing. These advantages provide opportunities for the development of regional clusters in high-tech manufacturing, research and development, tourism, renewable energy, international trade and professional services. The specific initiatives will be designed to promote sustainable economic growth while accelerating to a knowledge-based and innovation driven economy, focused mainly in the development of human capital and intellectual property, thus diversifying Puerto Rico’s economic base.

Strategic/Regional Projects. The administration has also targeted strategic/regional projects that are expected to generate investments in various regions of the Island in order to foster balanced economic development.

One of the strategic projects for the northern region is called the Urban Bay (formerly known as the Golden Triangle), an urban redevelopment project that incorporates the areas of Old San Juan, Puerta de Tierra, Isla Grande, including the Puerto Rico Convention Center District (the “District”), and Condado, as well as other communities in the vicinity of historic San Juan Bay. The aim of the Urban Bay project is to develop San Juan Bay into a major tourism, recreation, commercial and residential sector which serves the local community and becomes a major attraction for leisure and business travelers, both local and external. Construction of the immediate improvements on the project footprint is already underway.

Also in the northern region, Science City also represents a critical effort to move Puerto Rico to the forefront of science, technology and research and development. It seeks to leverage the significant competitive advantages in the knowledge-based sectors that put Puerto Rico in an ideal position to undertake this type of development. Through the recently enacted Law No. 208 of October 20, 2011, the benefits of investing in and performing science and technology research and development activities in the newly denominated “Science District” were expanded through the inclusion of such activities as eligible for tax exemption under the Economic Incentives Act. See “Tax Incentives—Industrial Incentives Program” below. The benefits of the Science District under Law 208 may also be expanded to satellite districts throughout the island. The Commonwealth has indicated that the Science City approved site consultation will be amended to modify its land use. Demolition related activities and earth movement were expected to commence before the end of fiscal year 2012.

In the eastern region, the Caribbean Riviera entails the redevelopment of the old Roosevelt Roads navy facility in Ceiba and is a key element in the administration’s strategy to create jobs and reignite the economy of Puerto Rico’s eastern region, including Ceiba, Naguabo, Vieques, and Culebra. The plan is for this tourist complex to include hotels, casinos, eco-tourist attractions, an international airport, retail shops, a yacht marina, and cruise ship ports. As of December 6, 2011, negotiations with the Navy regarding the transfer of the property to the Local Redevelopment Authority were in advanced stages and were expected to be completed shortly thereafter.

In the western region, the administration is focused on the redevelopment of the Aguadilla airport to serve as the second international airport of Puerto Rico and as a regional logistics hub. As of December 6, 2011, the Government was in the process of submitting a formal application to obtain a Foreign Trade Zone designation for the Aguadilla airport.

Employment and Unemployment

According to the Household Survey, the number of persons employed in Puerto Rico during fiscal year 2011 averaged 1,077,000, a decrease of 2.3% compared to previous fiscal year; and the unemployment rate averaged 15.9%. During the first four months of fiscal year 2012, total employment averaged 1,067,500, a decline of 1.2% with respect to the same period of the prior year; and the unemployment rate decreased to 16.1%.

Economic Performance by Sector

From fiscal year 2007 to fiscal year 2010, the manufacturing and service sectors generated the largest portion of gross domestic product. The manufacturing, service, and government sectors were the three sectors of the economy that provided the most employment in Puerto Rico.

Manufacturing

Manufacturing is the largest sector of the Puerto Rico economy in terms of gross domestic product and the second largest in terms of real gross national product. The Planning Board figures show that in fiscal year 2010 manufacturing generated $44.6 billion, or 46.4%, of gross domestic product. Manufacturing, however, only generated $15.8 billion, or 24.9%, of real gross national product in fiscal year 2010. During fiscal year 2011, payroll employment for the manufacturing sector was 84,617, a decrease of 4.1% compared with fiscal year 2010. Most of Puerto Rico’s manufacturing output is shipped to the U.S. mainland, which is also the principal source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. Federal minimum wage laws are applicable in Puerto Rico. For fiscal year 2011, the average hourly manufacturing wage rate in Puerto Rico was approximately 66.6% of the average mainland U.S. rate.

Although the manufacturing sector is less prone to business cycles than the agricultural sector, that does not guarantee the avoidance of the effects of a general downturn of manufacturing on the rest of the economy. In the last three decades, industrial development has tended to be more capital intensive and more dependent on skilled labor. This gradual shift in emphasis is best exemplified by large investments over the last two decades in the pharmaceutical and medical-equipment industries in Puerto Rico. Historically, one of the factors that encouraged the development of the manufacturing sector was the tax incentives offered by the federal and Puerto Rico governments. Federal legislation enacted in 1996, however, which amended Section 936 of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”), phased out these federal tax incentives during a ten-year period that ended in 2006. Moreover, Act 154 expanded the income tax rules as they relate to certain nonresident alien individuals, foreign corporations and foreign partnerships and imposed a new temporary excise tax on persons that purchase products manufactured in Puerto Rico by other persons that are members of the same controlled group. The elimination of the benefits provided by Section 936 of the U.S. Code has had, and Act 154 may have, a long-term impact on local manufacturing activity. See “Tax Incentives—Incentives under the U.S. Code” below and “Revenues and Expenses—Major Sources of General Fund Revenues—Tax Reform” and “Major Sources of General Fund Revenues—Income Taxes,” respectively.

Total employment in the manufacturing sector decreased by 32,700 from fiscal year 2005 to fiscal year 2011. Manufacturing employment had been declining during the past decade, but the decline accelerated during fiscal years 2002 and 2003, falling 10.6% and 4.8%, respectively. Thereafter, manufacturing employment stabilized around 118,000 jobs, but the acceleration in job losses reappeared in fiscal year 2006 with the sector experiencing another drop of 4.0%. For fiscal years 2007, 2008, 2009, 2010 and 2011, manufacturing employment decreased by 4.2%, 3.5%, 7.0%, 8.7% and 4.1%, respectively. For the first four months of fiscal year 2012, the sector lost an average of 4,800 jobs, or 5.5%, compared to the same period of the previous year. Given that this sector pays, on average, the highest wages in Puerto Rico, its general downturn has represented a major difficulty for restoring growth for the whole economy. There are several reasons that explain this sector’s job shrinkage: the end of the phase-out of the tax benefits afforded by Section 936 of the U.S. Code, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and, more recently, the effects of the global economic decline. Puerto Rico’s manufacturing sector continues to face increased international competition. As patents on pharmaceutical products manufactured in Puerto Rico expire and the production of such patented products is not replaced by new products, there may be additional job losses in this sector and a loss of tax revenues for the Commonwealth.

Service Sector

Puerto Rico has experienced mixed results in the service sector, which includes wholesale and retail trade, utilities, transportation and warehousing, information, finance and insurance, real estate and rental, and certain services such as professional, scientific, technical, management, administrative, support, educational, health care, social, recreational, accommodation, food and other services. This sector has expanded in terms of income over the past decade, following the general trend of other industrialized economies, but with differences in the magnitude of those changes. During the period between fiscal years 2007 and 2010, the gross domestic product in this sector, in nominal terms, increased at an average annual rate of 1.1%, while payroll employment in this sector decreased at an average annual rate of 0.9% between fiscal years 2007 and 2011. In the Puerto Rico labor market, self-employment, which is not accounted for in the Payroll Survey, represents approximately 15% of total employment according to the Household Survey. Most of the self-employment is concentrated in the service and construction sectors. The development of the service sector has been positively affected by demand generated by other sectors of the economy, such as manufacturing and construction.

The high degree of knowledge, skill, and expertise in professional and technical services available in Puerto Rico places the island in a favorable competitive position with respect to Latin America and other trading countries throughout the world.

The service sector ranks second to manufacturing in its contribution to gross domestic product, but first in its contribution to real gross national product. The service sector is also the sector with the greatest amount of employment. In fiscal year 2010, the service sector generated $41.5 billion, or 43.1%, of gross domestic product, while it generated $36.3 billion, or 57.3%, of real gross national product. Trade, information services, education and health services, finance, insurance and real estate and rentals experienced growth in fiscal year 2010, as measured by gross domestic product and by gross national product at current prices. Transportation, professional and technical, and management services experienced a contraction in fiscal year 2010, as measured by gross domestic product and gross national product at current prices. Service-sector employment decreased from 561,592 in fiscal year 2007 to 541,358 in fiscal year 2011 (representing 58.9% of total, non-farm, payroll employment). The average service-sector employment for fiscal year 2011 represents a decrease of 0.6% compared to the prior fiscal year. For the first four months of fiscal year 2012, average service-sector employment was 533,900, a decrease of 0.1% with respect to the same period for the prior fiscal year.

Puerto Rico has a developed banking and financial system. As of June 30, 2011, there were eleven commercial banks operating in Puerto Rico. Commercial banks in Puerto Rico are generally regulated by the Federal Deposit Insurance Corporation (the “FDIC”) or the Board of Governors of the Federal Reserve System and by the Office of the Commissioner of Financial Institutions of Puerto Rico (the “OCFI”). The OCFI reports that total assets of commercial banks (including assets of units operating as international banking entities) as of June 30, 2011 were $73.7 billion, as compared to $75.5 billion as of December 31, 2010. On April 30, 2010, the OCFI closed three commercial banks and the FDIC was named receiver. On the same date, the FDIC entered into loss share purchase and assumption agreements with three of the other commercial banks with operations in Puerto Rico, providing for the acquisition of most of the assets and liabilities of the closed banks including the assumption of all of the deposits. Through December 6, 2011, the amount of jobs lost as a result of these consolidations had not been significant. The administration expects that this consolidation will strengthen the Puerto Rico banking sector.

Broker-dealers in Puerto Rico are regulated by the Financial Industry Regulatory Authority and the OCFI, and are mainly dedicated to serve investors that are residents of Puerto Rico. According to the OCFI, assets under management by broker-dealers in Puerto Rico totaled $5.5 billion as of June 30, 2011, as compared to $6.0 billion on December 31, 2010. Another relevant component of the financial sector in Puerto Rico is the mutual fund industry. Local mutual funds are organized as investment companies and recorded assets under management of $14.3 billion as of June 30, 2011, as compared to $14.2 billion as of December 31, 2010 according to the OCFI.

Other components of the financial sector in Puerto Rico include international banking entities (“IBEs”) and credit unions (locally known as cooperativas). IBEs are licensed financial businesses that conduct offshore banking transactions. As of June 30, 2011, there were 31 international banking entities (including units of commercial banks) operating in Puerto Rico licensed to conduct offshore banking transactions, with total assets of $43.6 billion, an increase from $40.6 billion in total assets as of December 31, 2010. Meanwhile, credit unions, which tend to provide basic consumer financial services, reached $7.6 billion in assets as of June 30, 2011, a slight increase from $7.5 billion as of December 31, 2010.

In addition, there are specialized players in the local financial industry that include mortgage-origination companies and auto and personal finance companies.

Hotels and Related Services—Tourism

For fiscal year 2011, the number of persons registered in tourist hotels, including residents of Puerto Rico and tourists, was 1,906,900, an increase of 5.7% over the number of persons registered during the same period of fiscal year 2010. The average occupancy rate in tourist hotels during fiscal year 2011 was 68.9%, a decrease of 0.3% from the prior fiscal year. Also, during fiscal year 2011, the average number of rooms available in tourist hotels increased by 5.8% to 11,509 rooms compared to the same period of fiscal year 2010.

During the first month of fiscal year 2012, the number of persons registered in tourist hotels, including residents of Puerto Rico and tourists, was 234,200, an increase of 18.4% over the number of persons registered during the same period of fiscal year 2011. The average occupancy rate in tourist hotels during the first month of fiscal year 2012 was 80.2%, a decrease of 0.7% from the prior fiscal year. Also, during the first month of fiscal year 2012, the average number of rooms available in tourist hotels increased by 4.1% to 12,056 rooms compared to the same period of fiscal year 2011.

In terms of employment figures, this sector has shown a behavior consistent with the local business cycle, accentuated by the contraction of U.S. economic activity. For fiscal year 2011, employment in hotels and other lodging facilities increased by 2.3% to 12,700 jobs. Nevertheless, for the first four months of fiscal year 2012, the average decrease in employment in hotels and other lodging facilities was 3.3% as compared to the same period for the prior fiscal year. According to the Payroll Survey, employment in the leisure and hospitality sector was 70,300 for fiscal year 2011, a decrease of 0.8% over employment for fiscal year 2010. For the first four months of fiscal year 2012, employment decreased by 3.2% to 68,800 compared to the same period of the prior fiscal year.

San Juan is the largest homeport for cruise ships in the Caribbean and one of the largest homeports for cruise ships in the world.

The Commonwealth, through the Puerto Rico Convention Center District Authority (“PRCDA”), has developed the Dr. Pedro Rosselló González Convention Center, the largest convention center in the Caribbean, and the centerpiece of a 100-acre, private development, that includes hotels, restaurants, office space, and housing. The convention center district is being developed at a total cost of $1.3 billion in a public/private partnership effort to improve Puerto Rico’s competitive position in the convention and group-travel segments.

The convention center opened on November 17, 2005 and, since its inauguration, the facility has hosted more than 1,000 events accounting for more than 1,000,000 attendees. A 500 room hotel located next to the convention center commenced operations at the end of November 2009.

The PRCDA also owns an 18,500-person capacity multipurpose arena, known as the José Miguel Agrelot Coliseum, located in San Juan, Puerto Rico. The coliseum was inaugurated in 2004 and has hosted more than 2.5 million people attending over 400 world-caliber events. The venue has received numerous awards including “Best International Large Venue of the Year” from Pollstar magazine in 2005.

Government

The government sector of Puerto Rico plays an important role in the economy. It promoted the transformation of Puerto Rico from an agricultural economy to an industrial one during the second half of the previous century, providing the basic infrastructure and services necessary for the modernization of the Island.

In fiscal year 2010, the government (state and local) accounted for $8.3 billion, or 8.6%, of Puerto Rico’s gross domestic product. The government is also a significant employer, employing 248,800 workers (state, including public corporations, and local), or 27.1% of total, non-farm, payroll employment in fiscal year 2011. From fiscal year 2007 to fiscal year 2011, state and municipal government employment averaged approximately 272,300. During fiscal year 2010, state and municipal government employment decreased by 24,800 jobs, or 8.7%. According to the payroll survey, the distribution of the job reductions during fiscal year 2010 was 20,600 jobs in the state government and approximately 4,200 jobs in municipal government. During fiscal year 2011, state and municipal government employment decreased by 11,900 jobs, or 4.6%, compared to fiscal year 2010. According to the payroll survey, the decrease was attributable to a reduction of 12,000 jobs in the state government and an increase of approximately 100 jobs in municipal government. Nevertheless, during the first four months of fiscal year 2012, government employment increased by 2.2% from the previous fiscal year, or by an average of 5,800 jobs. This increase in government employment for the first four months of fiscal year 2012 consists of an average increase of 7,500 jobs, or 4.1%, in state government offset by an average reduction of 1,400 jobs, or 9.0%, and 300 jobs, or 0.5%, in federal and local government, respectively.

As discussed previously, Act 7 established, among other things, a temporary freeze of salary increases and other economic benefits included in laws, collective bargaining agreements, and any other agreements. In addition, Act 7 provided that, for a period of two years after its enactment (until March 9, 2011), collective bargaining agreements that had already expired or that would expire while the law was in effect and that related to public employees could not be renegotiated or renewed. Act 73 extended the term of the non-economic clauses of such collective bargaining agreements for an additional period of two years (until March 9, 2013) and provided that the economic clauses may be negotiated considering primarily the fiscal condition of the applicable agency and the Government and the safeguarding of services to the people.

Transportation

Thirty-four shipping lines offer regular ocean freight service to eighty United States and foreign ports. San Juan is the island’s leading seaport, but there are also seaport facilities at other locations in Puerto Rico including Arecibo, Culebra, Fajardo, Guayama, Guayanilla, Mayagüez, Ponce, Vieques, and Yabucoa.

Puerto Rico’s airport facilities are located in Carolina, San Juan, Ponce, Mayaguez, Aguadilla, Arecibo, Ceiba, Vieques, Culebra, and Humacao.

Luis Muñoz Marín International Airport in the San Juan metropolitan area is served by 24 domestic and international airlines. The airport receives over 10 million passengers per year, making it the busiest airport in the Caribbean. There is daily direct service between San Juan and Atlanta, Baltimore, Boston, Chicago, Dallas, Miami, New York, Orlando, Philadelphia, and numerous other destinations within the U.S. mainland. San Juan has also become a hub for intra-Caribbean service for a major airline. While the main hubs in the U.S. mainland serve as the gateway from San Juan to most international destinations, Latin American destinations are also served through Panama City, Panama, with connections to Central and South America, while European cities are also served through Madrid, Spain. On December 22, 2009, the Federal Aviation Administration (“FAA”) approved the Ports Authority’s preliminary application to participate in the FAA’s airport public-private partnership pilot program. During fiscal year 2010, the PPP Authority engaged a team of advisors and in June 2010 published the related desirability and convenience study, which is required for the establishment of a public-private partnership. On July 5, 2011 the PPP Authority published its “Request for Qualifications to Acquire a Concession to Finance, Operate, Maintain and Improve the Luis Muñoz Marin International Airport”. On August 8, 2011, the PPP Authority and the Puerto Rico Ports Authority received statements of qualifications from twelve (12) world-class consortia and, on September 23, 2011, they published a short-list of six consortia. The PPP Authority issued its Request for Proposals for the Airport in October 2011 and expected to select a winning bidder in the first quarter of calendar 2012.

Regarding other airports, Rafael Hernandez Airport in Aguadilla has regularly scheduled service to and from Fort Lauderdale, New York, Newark and Orlando; and Ponce’s Mercedita Airport has regularly scheduled service to and from New York and Orlando. Both of these airports also have scheduled service to other Caribbean islands. Smaller regional airports serve intra-island traffic. Cargo operations are served by both Federal Express and United Parcel Service (UPS) at the airports in San Juan and Aguadilla.

The island’s major cities are connected by a modern highway system, which, as of December 31, 2009, totaled approximately 4,636 miles and 12,045 miles of local streets and adjacent roads. The highway system comprises 389 miles of primary system highways, which are the more important interregional traffic routes and include PR-52, PR-22, PR-53, PR-66 and PR-20 toll highways, 230 miles of primary urban system highways, 959 miles of secondary system highways serving the needs of intra-regional traffic, and 3,058 miles of tertiary highways and roads serving local, intra-regional traffic. On September 22, 2011, the PPP Authority and the Highways and Transportation Authority completed the procurement for a concession of toll roads PR-22 and PR-5.

The Port of the Americas is a deep draft container terminal under development on the south coast of Puerto Rico in the City of Ponce, the Commonwealth’s fourth largest municipality by population. Managed by the Port of the Americas Authority, the terminal can handle containerized import/export and transshipment cargo. The first phase of the port development was completed in 2004 while the second phase, which resulted in container yard with capacity of up to 250,000 Twenty-Foot Equivalent Units per year, was completed during the first quarter of calendar year 2009. A third development phase, which entails a public investment of $84.4 million, was ongoing through September 2011. The completion of phase three is expected to result in an annual terminal processing capacity of up to 500,000 Twenty-Foot Equivalent Units as well as the installation of basic infrastructure required to develop an industrial value-added zone on land adjacent to the Port.

Construction

Although the construction industry represents a relatively small segment of the economy compared to other sectors, it has made significant contributions to the growth of economic activity due to its multiplier effect on the whole economy. Since its peak in fiscal year 2000, real construction investment has declined at an average annual growth rate of 8.7%. Such rates of interest started to decrease significantly in fiscal year 2005, as a consequence of the contraction of the local economic activity. Between fiscal years 2007 and 2010, real construction investment decreased at an average annual rate of 17.0%. During the same time period, the total value of construction permits, in current dollars, decreased at an average annual rate of 16.8%. The Planning Board expected a decrease in construction investment of 7.8% in real terms for fiscal year 2011.
Public investment has been an important component of construction investment. During fiscal year 2010, approximately 49.3% of the total investment in construction was related to public projects, which represents an increase in its share of total construction investment compared to 37.9% in fiscal year 2000. Public investment in construction has been negatively affected by the Commonwealth’s fiscal difficulties, while private investment in construction is still suffering from the credit conditions that prevailed during the last decade. Public investment was primarily in housing, schools (and school reconstruction programs), water projects, and other public infrastructure projects.

During fiscal year 2010, the number of construction permits decreased by 15.2%, while the total value of construction permits dropped by 29.2% compared to fiscal year 2009. During the first six months of fiscal year 2011, the total value of construction permits decreased by 22.6%. These figures are consistent with cement sales, which declined by 26.3% in fiscal year 2010 and by 5.0% in 2011, respectively, reaching levels not seen in almost three decades. During the first three months of fiscal year 2012, cement sales decreased by 3.7% from the previous fiscal year.

Average payroll employment in the construction sector during fiscal year 2011 was 28,700, a reduction of 20.1% from fiscal year 2010. During the first four months of fiscal year 2012, payroll employment in the construction sector averaged 29,100, a further reduction of 5.4% for the same period in fiscal year 2011.

On September 2, 2010, the Governor signed Act 132. Act 132 was designed primarily to stimulate the Puerto Rico real estate market, which in recent years has been suffering from lower sales, rising inventories, falling median prices and increased foreclosure rates. Pursuant to the provisions of Act 132, the Government has provided tax and transaction fee incentives to both purchasers and sellers of new and existing residential properties, as well as commercial properties with sale prices that do not exceed $3 million. The incentives provided by Act 132 were effective from September 1, 2010 through June 30, 2011, and were subsequently extended until October 31, 2011 by Act No. 115 of July 5, 2011. Certain permanent incentives are also available for rental housing. On November 1, 2011, the Government approved Act 216, which provides incentives similar to the ones available under Act 132 and establishes an orderly transition to gradually reduce those incentives without disrupting the functioning of the housing market in Puerto Rico. The incentives provided by Act 216 are limited to residential real property and are effective from November 1, 2011 to December 31, 2012, with certain reductions after December 31, 2011 and June 30, 2012. New incentives are also available for property that constitutes the seller’s principal residence, as defined in Act 216.

Agriculture

The Department of Agriculture and related agencies have directed their efforts at increasing and improving local agricultural production, increasing efficiency and the quality of produce, and stimulating the consumption of locally produced agricultural products. It should be noted, however, that agriculture production represents less than 1% of Puerto Rico’s gross domestic product. During fiscal year 2010, gross income from agriculture was $822 million, an increase of 3.8% compared with fiscal year 2009.

The administration supports agricultural activities through incentives, subsidies, and technical and support services, in addition to income tax exemptions for qualified income derived by bona fide farmers. Act No. 225 of 1995 provides a 90% income tax exemption for income derived from agricultural operations, grants for investments in qualified agricultural projects, and a 100% exemption from excise taxes, real and personal property taxes, municipal license taxes and tariff payments. It also provides full income tax exemption for interest income from bonds, notes and other debt instruments issued by financial institutions to provide financing to agricultural businesses.

Policy changes have been implemented to promote employment and income generated by the agricultural sector. The policy initiatives include a restructuring of the Department of Agriculture, an increase in government purchases of local agricultural products, new programs geared towards increasing the production and sales of agricultural products, and a new system of agricultural credits and subsidies for new projects.

Higher Education

During the six decades from 1950 to 2010, Puerto Rico made significant advances in the field of education, particularly at the college and graduate school levels. The transformation of Puerto Rico during the 1950s and 1960s from an agricultural economy to an industrial economy brought about an increased demand for educational services at all levels. During the 1970s and 1980s, certain higher-wage, higher-technology industries became more prominent in Puerto Rico. More recently, employment in the service sector has increased significantly. This has resulted in an increased demand for workers having a higher level of education and greater expertise in various technical fields. During the same time period, enrollments in institutions of higher learning rose very rapidly due to growth in the college-age population, and the increasing percentage of college attendance by such population. During the 1990s and into the current decade, college attendance and college attendance as a percentage of the college-age population continued to increase, although the college-age population has declined since 2000.

The University of Puerto Rico, the only public university in Puerto Rico, has eleven campuses located throughout the island. The University’s total enrollment for academic year 2010-2011 was approximately 61,630 students. The Commonwealth appropriates annually for the University of Puerto Rico an amount equal to 9.60% of the average annual revenue from internal sources (subject to certain exceptions) for each of the two fiscal years immediately preceding the current fiscal year.

In addition to the University of Puerto Rico, there are 40 public and private institutions of higher education located in Puerto Rico. Such institutions had an enrollment during academic year 2009-2010 of approximately 183,673 students and provide programs of study in liberal arts, education, business, natural sciences, technology, secretarial and computer sciences, nursing, medicine, and law. Degrees are offered by these institutions at the associate, bachelor, master, and doctoral levels.

Institutions providing education in Puerto Rico must satisfy state licensing requirements to operate. Also, the vast majority of educational institutions are accredited by U.S. Department of Education-recognized accrediting entities.

Tax Incentives

One factor that has promoted and continues to promote the development of the manufacturing and service sectors in Puerto Rico is the various local and federal tax incentives available, particularly those under Puerto Rico’s Industrial Incentives Program and, until 2006, Sections 30A and 936 of the U.S. Code. Tax and other incentives have also been established to promote the development of the tourism industry. These incentives are summarized below.

Industrial Incentives Program

Since 1948, Puerto Rico has had various incentives laws designed to promote investment and job creation. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other local taxes. As of December 6, 2011, the most recent of these incentives laws was the Economic Incentives Act, enacted in May 2008.

The benefits provided by the Economic Incentives Act are available to new companies as well as companies already conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grants, expand current operations or commence operating a new eligible business. The activities eligible for tax exemption under the Economic Incentives Act include manufacturing, certain designated services performed for markets outside Puerto Rico (including the United States), the production of energy from local renewable sources for consumption in Puerto Rico and laboratories for research and development. The Economic Incentives Act expands the definition of eligible business from that included in Act No. 135 of December 2, 1997, as amended (the “1998 Tax Incentives Act”), to include clusters and supply chains.

Companies qualifying under the Economic Incentives Act can benefit from a simplified income tax system: in most cases, an income tax rate of 4% and a withholding tax rate of 12% on royalty payments. Alternatively, the income tax rate can be 8% and a withholding rate of 2% on royalty payments. Special rates apply to projects located in low and mid-development zones (an income tax reduction of 0.5%), certain local projects (an income tax rate as low as 3%), certain small- and medium-sized businesses (an income tax rate as low as 1%) and pioneering activities (an income tax rate of 1%, but for those using intangible property created or developed in Puerto Rico the income tax rate may be 0%). In addition, as with the 1998 Tax Incentives Act, the Economic Incentives Act grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first three semesters of operations and at least 60% thereafter, and 100% exemption from excise taxes, and sales and use taxes with respect to the acquisition of raw materials and certain machinery and equipment used in the exempt activities.

The Economic Incentives Act is designed to stimulate employment and productivity, research and development, capital investment, reduction in the cost of energy and increased purchase of local products.

Under the Economic Incentives Act, as with the 1998 Tax Incentives Act, companies can repatriate or distribute their profits free of Puerto Rico dividend taxes. In addition, passive income derived by exempted businesses from the investment of eligible funds in Puerto Rico financial institutions, obligations of the Commonwealth, and other designated investments is fully exempt from income and municipal license taxes. Gain from the sale or exchange of shares or substantially all the assets of an exempted business during the exemption period that is otherwise subject to Puerto Rico income tax would be subject to a special Puerto Rico income tax rate of 4%.

The Economic Incentives Act, like the 1998 Tax Incentives Act, also provides investors that acquire an exempted business that is in the process of closing its operations in Puerto Rico a 50% credit in connection with the cash purchase of such corporation’s stocks or operational assets.

Green Energy Incentives Program

On July 19, 2010 the Legislative Assembly enacted Act No. 83 of July 19, 2010, also known as the “Green Energy Incentives Act,” to encourage the production of renewable energy on a commercial scale. The activities eligible for tax exemption under the Green Energy Incentives Act include businesses engaged in the production and sale of green energy on a commercial scale for consumption in Puerto Rico, a producer of green energy, the installation of machinery and equipment for the production of green energy, and property used for the production of green energy.

Companies qualifying under the Green Energy Incentives Act can benefit from a simplified income tax system: an income tax rate of 4% and a withholding tax rate of 12% on royalty payments, license fees and rental payments to non-Puerto Rico resident companies. In addition, the Green Energy Incentives Act grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first three semesters of operations and at least 60% thereafter, and 100% exemption from excise taxes, and sale and use taxes with respect to the acquisition of raw materials and certain machinery and equipment used in the exempt activities.

Under the Green Energy Incentives Act, companies can repatriate or distribute their profits free of Puerto Rico dividend taxes. Gain from the sale or exchange of shares or substantially all the assets of an exempted business during the exemption period that is otherwise subject to Puerto Rico income tax would be subject to a special Puerto Rico income tax rate of 4%. Moreover, the Green Energy Incentives Act creates a rebate program of up to 6% of the acquisition, installation, and related costs of the physical plant and the machinery and equipment of small and medium green energy projects located in Puerto Rico. In the case of large scale green energy projects developed in Puerto Rico, the Green Energy Incentives Act creates a renewal green energy certificates program.

Tourism Incentives Program

For many years, Puerto Rico has enacted incentives laws designed to stimulate investment in hotel operations on the island. The Puerto Rico Tourism Development Act of 2010 (the “Tourism Development Act”) provides partial exemptions from income, property, and municipal license taxes for a period of ten years. The Tourism Development Act also provides certain tax credits for qualifying investments in tourism activities, including hotel and condo-hotel development projects. The Tourism Development Act provides further tourism incentives by granting tax exemptions on interest income, fees and other charges received with respect to bonds, notes, or other obligations issued by tourism businesses for the development, construction, rehabilitation, or improvements of tourism projects.

As part of the incentives to promote the tourism industry, in 1993 the Commonwealth established the Tourism Development Fund as a subsidiary of GDB with the authority to (i) make investments in or provide financing to entities that contribute to the development of the tourism industry and (ii) provide financial guarantees and direct loans for financing tourism development projects. Through December 6, 2011, the Fund had provided direct loans and financial guarantees in the aggregate of approximately $1.368 billion for loans made or bonds issued to finance the development of twenty-one tourism projects representing 4,744 new hotel rooms and a total investment of approximately $2.135 billion.

Treatment of Puerto Rico Corporations under the U.S. Code—Controlled Foreign Corporations

As a result of the modification and phase-out of the federal tax incentives under Section 936 of the U.S. Code, many corporations previously operating thereunder reorganized their operations in Puerto Rico to become controlled foreign corporations (“CFCs”). A CFC is a corporation that is organized outside the United States (including, for these purposes, in Puerto Rico) and is controlled by United States shareholders. In general, a CFC may defer the payment of federal income taxes on its trade or business income until such income is repatriated to the United States in the form of dividends or through investments in certain United States properties. The Puerto Rico Office of Industrial Tax Exemption has received notification from numerous corporations that have converted part or all of their operations to CFCs. These include most of the major pharmaceutical, instrument and electronics manufacturing companies in Puerto Rico.

CFCs operate under transfer pricing rules for intangible income that are different from those applicable to United States corporations operating under Section 936 of the U.S. Code (“Section 936 Corporations”). In many cases, they are allowed to attribute a larger share of this income to their Puerto Rico operation but must make a royalty payment “commensurate with income” to their U.S. affiliates. Section 936 Corporations were exempted from Puerto Rico withholding taxes on any cost-sharing payments they might have opted to make, but CFCs are subject to a 15% Puerto Rico withholding tax on royalty payments, unless they have a renegotiated Puerto Rico tax grant issued under the Economic Act in which case this withholding tax could be lowered to 2% or 12%.

In May 2009, the U.S. Department of the Treasury announced proposed changes to the U.S. Code that include, among others, changes to remove incentives for shifting jobs overseas. Several of these initiatives could affect CFCs operating in Puerto Rico. As of December 6, 2011, no such legislation had been approved by either House of Congress of the United States. As of December 6, 2011, it was not possible to determine the legislative changes that may be made to the U.S. Code, or their effect on the long-term outlook on the economy of Puerto Rico. As of December 6, 2011, the Commonwealth indicated that the administration was planning to develop policy responses to the U.S. government to seek to safeguard Puerto Rico’s economic reconstruction and development plans.

On September 22, 2011, HR No. 3020 was presented in the U.S. House of Representatives, which allows corporations organized under the laws of Puerto Rico which derive fifty percent (50%) or more of their gross income from Puerto Rico sources to elect to be treated as domestic U.S. corporations for almost all provisions of the U.S. Code, including Section 243 of the U.S. Code pertaining to the dividends received deduction. By way of exception, the electing Puerto Rico corporations would not consider as part of their gross income for federal income tax purposes income derived from sources within Puerto Rico.

DEBT

Public Sector Debt

Public sector debt comprises bonds and notes of the Commonwealth, its municipalities, and public corporations (“notes” as used in this section refers to certain types of non-bonded debt regardless of maturity), subject to the exclusions described below.

Section 2 of Article VI of the Constitution of the Commonwealth provides that direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes shall not be issued if the amount of the principal of and interest on such bonds and notes and on all such bonds and notes theretofore issued that is payable in any fiscal year, together with any amount paid by the Commonwealth in the fiscal year preceding the fiscal year of such proposed issuance on account of bonds or notes guaranteed by the Commonwealth, exceeds 15% of the average annual revenues raised under the provisions of Commonwealth legislation and deposited into the treasury (hereinafter “internal revenues”) in the two fiscal years preceding the fiscal year of such proposed issuance. Section 2 of Article VI does not limit the amount of debt that the Commonwealth may guarantee so long as the 15% limitation is not exceeded through payments by the Commonwealth on such guaranteed debt. Internal revenues consist principally of income taxes, property taxes, sales taxes and excise taxes. Certain revenues, such as federal excise taxes on offshore shipments of alcoholic beverages and tobacco products and customs duties, which are collected by the United States Government and returned to the Treasury Department, and motor vehicle fuel taxes, crude oil and derivative products excise taxes and license fees, which are allocated to the Highways and Transportation Authority, are not included as internal revenues for the purpose of calculating the debt limit, although they may be available for the payment of debt service. In addition, the portion of the Sales Tax (as defined under “Revenues and Expenses—Major Sources of General Fund Revenues—Sales and Use Taxes” below) allocated to COFINA is not included as internal revenues since the legislation that created COFINA transferred ownership of such portion of the Sales Tax to COFINA and provided that such portion was not “available resources” under the Constitutional provisions relating to full faith and credit bonds.

As of September 30, 2011, future maximum annual debt service for the Commonwealth’s outstanding general obligation debt was projected to be $981,295,893 in the fiscal year ending June 30, 2015 (based on the assumption that the (i) Public Improvement Refunding Bonds, Series 2004A, which are variable rate bonds, bear interest at their actual rate per annum through July 1, 2012 and thereafter at 12% per annum, (ii) Public Improvement Refunding Bonds, Series 2004B, which are variable rate bonds, bear interest at 12% per annum, and (iii) the outstanding Public Improvement Refunding Bonds, Series 2003 C, Public Improvement Bonds of 2006, Series A, Public Improvement Refunding Bonds, Series 2007A and Public Improvement Refunding Bonds, Series 2011B that are variable rate bonds, bear interest at 12% per annum). This amount ($981,295,893) plus the amount paid by the Commonwealth in fiscal year 2011 on account of bonds or notes guaranteed by the Commonwealth ($16,520,000), for a total of $997,815,893, is equal to 13.13% of $7,600,369,000, which is the average of the adjusted internal revenues for the fiscal years ended June 30, 2010 and the preliminary internal revenues for the fiscal year ended June 30, 2011. If the interest on the outstanding bonds described in items (ii) through (iii) above was calculated using the effective fixed interest rate payable by the Commonwealth under the interest rate exchange agreements entered into in respect thereof, the future maximum annual debt service for the Commonwealth’s outstanding general obligation debt would be $883,909,051 in fiscal year 2020 and the percentage referred to in the preceding sentence would be 11.85%. The potential termination payment (which is a full faith and credit obligation of the Commonwealth) payable by the Commonwealth (based on the then applicable mark-to-market value) upon termination of the above mentioned swap agreements is not included in the calculation of the 15% constitutional debt limitation.

Except as set forth below, annual debt service payments on bonds guaranteed by the Commonwealth are not included in the calculation of the 15% debt limitation. In the event any of the public corporations issuers of guaranteed bonds are unable to make any portion of the future debt service payments on its guaranteed bonds, the Commonwealth would be required to make such payments under its guarantee from the General Fund, and such debt service would be included in the calculation of the 15% constitutional debt limitation.

As of June 30, 2011, Port of the Americas Authority (“PAA”) had outstanding bonds guaranteed by the Commonwealth (the “PAA Guaranteed Bonds”), representing a $250 million GDB financing with an outstanding principal amount of $214.5 million. The Commonwealth has begun to make payments of debt service on the PAA Guaranteed Bonds and expects to make all payment on the PAA Guaranteed Bonds under the full faith and credit guarantee of the Commonwealth. During fiscal year 2011, the Commonwealth made payments under its guaranty of the PAA Guaranteed Bonds of $16.5 million. In addition, the Commonwealth had made special budgetary appropriations to Puerto Rico Aqueduct and Sewer Authority (“PRASA”) to provide a subsidy for its operational expenses. See “Commonwealth Guaranteed Debt” below.

The Commonwealth’s policy has been and continues to be to prudently manage such debt within the constitutional limitation. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes, is generally supported by the revenues of such corporations from rates charged for services or products. See “Public Corporations.” However, certain debt of public corporations is supported, in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes.

Direct debt of the Commonwealth is issued pursuant to specific legislation approved in each particular case. Debt of the municipalities is issued pursuant to ordinances adopted by the respective municipal legislatures. Debt of public corporations is issued in accordance with their enabling statutes. GDB, as fiscal agent of the Commonwealth and its municipalities and public corporations, must approve the specific terms of each issuance.

Interest Rate Exchange Agreements

General. The Commonwealth and various public corporations are party to various interest rate exchange agreements or swaps. Except for the basis swaps discussed below, the purpose of all of the interest rate exchange agreements in place as of December 6, 2011 is to hedge the Commonwealth’s variable rate debt exposure and the interest rate risks associated therewith. When the Commonwealth or a public corporation has issued variable rate bonds, it has entered into an interest rate exchange agreement with a counterparty pursuant to which the Commonwealth or the public corporation agrees to pay the counterparty a fixed rate and the counterparty agrees to pay the Commonwealth or public corporation a variable rate intended to match the variable rate payable on the bonds (a “synthetic fixed rate swap”). In theory, the variable rate payments received by the Commonwealth under the swap offset the variable rate payments on the bonds and, thus, the Commonwealth or the public corporation is left with a net fixed rate payment to a counterparty. The intention of these swaps was to lower the all-in cost of borrowing below what could have been achieved by issuing fixed rate bonds.

Basis Swap. The Commonwealth and the Puerto Rico Electric Power Authority (“PREPA”) are also party to agreements (“basis swaps”), entered into in June 2006 and March 2008, respectively, pursuant to which they are making payments on a specified notional amount based on a short-term interest rate index published by the Securities Industry and Financial Markets Association (“SIFMA”) and are receiving from their counterparties payments on the same notional amount based on the published three-month London Interbank Offered Rate (“LIBOR”) plus a specified fixed rate payment (the “basis annuity”). The basis swaps are the only interest rate exchange agreements that do not hedge specific variable rate debt. For fiscal year 2011 and the first three months of fiscal year 2012, the Commonwealth received $7.3 million and $2.0 million, respectively, from its counterparties under the basis swap, net of the Commonwealth’s payments to the counterparties, and PREPA received $9.6 million and $2.7 million, respectively, from its counterparty under the basis swap, net of PREPA’s payments to the counterparty.

Risks. By using derivative financial instruments, the Commonwealth exposes itself, among other risks, to credit risk (based on the counterparty’s ability to perform under the terms of the agreement), market risk (based on the changes in the value of the instrument resulting from changes in interest rates and other market factors) and, in the case of basis swaps, basis risk (based on changes to the correlation between different indexes used in connection with a derivative and the variable rate debt they hedge). GDB, as fiscal agent, regularly monitors the exposure of the Commonwealth and the public corporations under the interest rate exchange agreements and attempts to minimize the risks. To minimize some of the credit risk, the Commonwealth and the public corporations enter into agreements with highly-rated counterparties. The outstanding interest rate exchange agreements are with eleven different counterparties, all of which are rated in one of the three highest rating categories by either Moody’s or S&P. In addition, most of the agreements contain requirements of posting collateral by the counterparties based on certain valuation thresholds and credit ratings.

During fiscal years 2009, 2010 and 2011, in order to reduce the risks associated with the swaps portfolio, the Commonwealth and the public corporations terminated approximately $2.5 billion of swaps. The aggregate notional amount of the swaps for the Commonwealth and the public corporations has decreased from $9.2 billion as of June 30, 2008, to $6.7 billion as of September 30, 2011, an aggregate decrease of 27.2%.

Notional Amounts. The aggregate notional amount as of September 30, 2011 of synthetic fixed rate swaps and basis swaps of the Commonwealth and the public corporations was approximately $6.7 billion.

Market Value. Generally, the interest rate exchange agreements may be terminated by the Commonwealth or the public corporations at any time at their then-current market values. The agreements may also be terminated upon the occurrence of certain credit events. If a termination occurs due to a credit event, the Commonwealth or the public corporations may be obligated to pay to the applicable swap counterparty an amount based on the terminating swap’s market value, which may be substantial, or vice versa, with other termination costs being paid by the defaulting party. The mark-to-market value of the swaps fluctuates with interest rates and other market conditions. The Commonwealth’s obligations under the interest rate exchange agreements are secured by the full faith, credit and taxing power of the Commonwealth.

As of September 30, 2011, the net mark-to-market value of all outstanding interest rate exchange agreements was approximately negative $1,153.9 million. Since the mark-to-market value of all swaps of the Commonwealth and the public corporations was negative as of September 30, 2011, the Commonwealth or the public corporations, as applicable, would owe money to the counterparties if any of the agreements had been terminated as of that date.

Collateral Requirements. Under the majority of the interest rate exchange agreements, the Commonwealth and the public corporations are required to deliver collateral to the counterparties to guarantee their performance under the agreements based on the credit ratings of the Commonwealth and the public corporations and certain contractual mark-to-market value thresholds. During the fourth quarter of 2008, as a result of the U.S. financial market crisis, the Commonwealth and the public corporations were required to post collateral of approximately $251.8 million and $82.5 million, respectively, to their counterparties on certain interest rate exchange agreements. Based on an improvement in the mark-to-market value of the swap portfolio since then, the Commonwealth and the public corporations had posted collateral of $4.0 million and $66.6 million, respectively, as of September 30, 2011. However, if the mark-to-market value of the swaps portfolio deteriorates or the credit ratings of the Commonwealth or the public corporations are lowered, the collateral posting obligations contained in the agreements may require further deliveries of collateral.

Variable Rate Bonds and Mandatory Tender Bonds

Variable Rate Bonds. The Commonwealth and various public corporations have outstanding variable rate bonds, consisting of (1) variable rate demand bonds which are subject to mandatory tender for purchase prior to their maturity on certain interest rate reset dates and upon expiration of an associated credit or liquidity facility

(“VRDO Bonds”), (2) variable rate bonds and notes that have been purchased directly from the Commonwealth by certain financial institutions where the interest rate changes periodically based on the LIBOR or SIFMA index and that are subject to mandatory tender on certain dates prior to their maturities (“Mandatory Tender FRNs”), and (3) other bonds and notes where the interest rate changes periodically based on the LIBOR rate or a particular index but that are not subject to tender prior to their maturity. The Commonwealth and the public corporations have hedged their variable rate debt exposure by entering into interest rate exchange agreements with certain swap providers with respect to all variable rate bonds. Pursuant to these agreements, the Commonwealth and the public corporations receive a variable rate payment expected to approximate the interest cost of the variable rate bonds, and pay a fixed rate. See “Interest Rate Exchange Agreements.” As of September 30, 2011, the Commonwealth had approximately $1.0 billion of outstanding variable rate general obligation bonds, which consisted of approximately $288.2 million of VRDO Bonds and approximately $126.7 of other variable rate debt. At September 30, 2011, the total outstanding variable rate debt was approximately $2.6 billion.

The VRDO Bonds bear a floating interest rate adjusted at specified intervals, such as daily or weekly (each, a “remarketing date”) and provide investors the option to tender or put the bonds at par on each remarketing date. The tendered bonds are then resold by a remarketing agent in the secondary market to other investors. Most of the VRDO Bonds are secured by letters of credit or other liquidity or credit facilities (“credit/liquidity facilities”) that provide for the payment of the purchase price payable upon the tender of the bonds. The credit/liquidity facilities expire prior to the final maturity of the bonds. If, upon the expiration or termination of any credit/liquidity facility with respect to a series of VRDO Bonds, the Commonwealth or the applicable public corporation is unable to renew or replace such facility with an alternate credit/liquidity facility, the VRDO Bonds of such series are subject to mandatory tender for purchase by the credit/liquidity facility provider and generally become subject to higher interest rates and accelerated amortization schedules pursuant to the terms of each expiring credit/liquidity facility.

The recent U.S. financial market crisis has resulted in a significant reduction in the availability of credit/liquidity facilities to support VRDO Bonds, and a related increase in the price of these facilities when they can be obtained. Thus, if the Commonwealth and the public corporations are not able to renew or roll over the expiring credit/liquidity facilities with respect to VRDO Bonds, or are not able to do so at an acceptable price, the Commonwealth and the public corporations would have to refinance the VRDO Bonds or otherwise obtain financing for such bonds in order to avoid the higher interest rates and accelerated amortization schedules set forth in the expiring credit/liquidity facility.

In addition, since there are interest rate exchange agreements with respect to all VRDO Bonds, if the Commonwealth or the applicable public corporation cannot renew or replace a credit/liquidity facility upon its expiration or remarket the related series of bonds successfully upon their mandatory tender as variable rate bonds, the Commonwealth or the applicable public corporation may have to terminate the interest rate exchange agreements associated with such series of VRDO Bonds. Termination of the applicable interest rate exchange agreement may result, depending on then current interest rate levels and market conditions, in the payment of a termination amount, which may be substantial, by the Commonwealth to compensate the counterparty for its economic losses. As of September 30, 2011, the mark-to-market value of all the interest rate exchange agreements with respect to VRDO Bonds was negative $64.3 million for the Commonwealth and negative $52.0 million for the public corporations. See “Interest Rate Exchange Agreements—Market Value.”

For the 2012 fiscal year, there were no VRDO Bonds subject to mandatory tender upon expiration of the applicable credit/liquidity facilities. For fiscal year 2013, VRDO Bonds subject to mandatory tender upon expiration of the applicable credit/liquidity facilities amount to approximately $488.2 million.

Mandatory Tender Bonds. As of September 30, 2011, the Commonwealth and the public corporations also had outstanding $609.8 million of Mandatory Tender FRNs and $1.7 billion of fixed rate bonds also subject to mandatory tender for purchase prior to maturity (collectively, the “Mandatory Tender Bonds”). The

Commonwealth and the public corporations have not provided any liquidity facility for the payment of the purchase price payable upon the mandatory tender, which purchase price is expected to be obtained from the remarketing of the bonds. If the Commonwealth or the applicable public corporation cannot remarket the Mandatory Tender Bonds, they would have to obtain other funds in order to provide for the purchase price of these bonds or, in some cases, the bonds would become subject to higher interest rates and an accelerated amortization schedule.

As of September 30, 2011, the Commonwealth had outstanding approximately $279.2 million of general obligation bonds subject to mandatory tender on July 1, 2012 and $2.32 billion of total bonds subject to mandatory tender by July 1, 2017.

As discussed previously, the Commonwealth has entered into interest rate exchange agreements with respect to all Mandatory Tender FRNs. In the event the Commonwealth cannot remarket these bonds on their mandatory tender dates as variable rate bonds, the Commonwealth may have to terminate the associated interest rate exchange agreements. As of September 30, 2011, the mark-to-market value of all interest rate exchange agreements with respect to the Mandatory Tender FRNs was negative $143.5 million.

The Commonwealth has entered into forward starting interest rate exchange agreements with respect to approximately $69.2 million of its fixed rate Mandatory Tender Bonds. COFINA has also entered into forward starting interest rate exchange agreements with respect to approximately $907 million of fixed rate Mandatory Tender Bonds of Public Finance Corporation. The Commonwealth forward starting interest rate exchange agreement assumes that the related Commonwealth fixed rate Mandatory Tender Bonds will be remarketed as variable rate bonds after their mandatory tender date. If the Commonwealth cannot remarket or issue these bonds as variable rate bonds at that time, the Commonwealth may have to terminate the respective forward starting interest rate exchange agreements, which may result in the payment of a termination amount. The Commonwealth expects to refund the Public Finance Corporation fixed rate Mandatory Tender Bonds prior their mandatory tender date through the issuance of COFINA and Public Finance Corporation fixed rate bonds, and in connection therewith terminate the Public Finance Corporation forward starting interest rate exchange agreement. The termination payment regarding this interest rate exchange agreement is also expected to be financed through the issuance of COFINA bonds. As of September 30, 2011, the mark-to-market value of these forward starting interest rate exchange agreements to the Commonwealth and COFINA was negative $20.7 million and negative $386.3 million, respectively, which are approximately the amounts the Commonwealth and COFINA would have been required to pay to terminate the interest rate exchange agreements on that date.

Commonwealth Guaranteed Debt

As of June 30, 2011, $3.070 billion of Commonwealth guaranteed bonds of PBA were outstanding. Following the issuance by PBA on August 24, 2011 of $756,449,000 Government Facilities Revenue Bonds, Series R (Qualified School Construction Bonds—Issuer Subsidy) and $303,945,000 Government Facilities Revenue Bonds, Series S, $4.012 billion of Commonwealth guaranteed bonds of PBA were outstanding. Maximum annual debt service on these bonds is $992.2 million in fiscal year 2028, assuming the receipt of the issuer subsidy from the federal government on the Series R Bonds, and $1.025 billion without taking into consideration said subsidy, with their final maturity being July 1, 2039. Through December 6, 2011, no payments under the Commonwealth guaranty had been required for these bonds.

As of June 30, 2011, $267 million of Commonwealth guaranteed bonds of GDB were outstanding. Through December 6, 2011, no payments under the Commonwealth guaranty had been required for these bonds.

As of June 30, 2011, GDB held approximately $214.5 million of the Port of the Americas Authority’s outstanding bonds, which are guaranteed by the Commonwealth. The Authority is authorized to issue and GDB is authorized to purchase its bonds guaranteed by the Commonwealth in a maximum aggregate principal amount of $250 million. The proceeds from these bonds are to be used to continue the development of the Port of the

Americas. Payments of $43.4 million under the Commonwealth guaranty have been required to pay interest and principal on these bonds. See “Public Corporations—Other Public Corporations—Port of the Americas Authority” below.

As of June 30, 2011, the aggregate outstanding principal amount of obligations of PRASA guaranteed by the Commonwealth was $1.012 billion. This amount consisted of $284.8 million in revenue bonds sold to the public, $313.6 million in bonds issued to the United States Department of Agriculture, Rural Development, and $413.4 million of loans by the State Revolving (Clean Water and Safe Drinking Water Act) Funds for the benefit of PRASA. From January 1997 through fiscal year 2005, the Commonwealth made debt service payments under its guaranty. Beginning with the debt service payment due January 1, 2006, the Commonwealth stopped making guarantee payments on these obligations and PRASA resumed making payment on this debt. The Commonwealth, however, has been making certain subsidy payments to PRASA for its operational expenses. In the event PRASA is unable to make any portion of the future debt service payments on its guaranteed obligations, the Commonwealth would be required once more to make such payments from the General Fund under its guarantee. See “Public Corporations—Other Public Corporations—Puerto Rico Aqueduct and Sewer Authority” below.

The long-term public sector debt was approximately $54.8 billion as of June 30, 2011,1 and the short-term public sector debt was approximately $4.4 billion as of that date.2 As of June 30, 2011, outstanding short-term debt, relative to total debt, was 7.4%.

PUBLIC CORPORATIONS

In Puerto Rico, many governmental and quasi-governmental functions are performed by public corporations created by the Legislative Assembly with varying degrees of independence from the central government to perform generally a single function or a limited number of related functions. Most public corporations obtain revenues from rates charged for services or products, but many are subsidized to some extent by the central

[1]	This figure does not include debt totaling $5.3 billion consisting of (i) Senior Pension Funding Bonds, Series A, B, and C issued by the Employees Retirement System, which are payable solely from employer contributions made to the Employees Retirement System by the Commonwealth, its municipalities and participating public corporations after the issuance of the tax and revenue anticipation notes outstanding at the end of fiscal year 2011 and (ii) the following: $1.3 billion of Children’s Trust bonds, which are payable solely from the payments to be received pursuant to the tobacco litigation settlement; $180 million of Housing Finance Authority bonds, which are payable from Puerto Rico Housing Administration’s annual allocation of Public Housing Capital Funds from the United States Department of Housing and Urban Development; $343.8 million of Capital Fund Modernization Program Subordinate Bonds, Series 2008, and $100 million of Housing Revenue Bonds, Series 2008, issued by the Puerto Rico Housing Finance Authority; $151.0 million of Special Facilities Revenue Bonds issued by Highways and Transportation Authority, which are payable from net toll revenues collected from the Teodoro Moscoso Bridge (September 30—$149.1 million); $155 million of Special Facilities Bonds issued by Ports Authority, which are solely payable from the pledge of certain payments made by a private corporation under a special facilities agreement; $76.3 million of Educational Facilities Revenue Bonds, 2000 Series A (University Plaza Project) issued by Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority (“AFICA”), which are payable from rent payments made by the University of Puerto Rico (September 30, 2011—$74.6 million); and approximately $74.7 million of bonds issued by AFICA to finance the construction of various government infrastructure projects, which are payable from rent payments made by various government entities (September 30, 2011—$73.5 million).
[2]	Obligations (other than bonds) issued with an original maturity of three years or less and lines of credit with a remaining maturity of three years or less are considered short-term debt.

government. Most public corporations are governed by boards whose members are appointed by the Governor with the advice and consent of the Senate, but some public corporations are attached to departments of the central government. Capital improvements of most of the larger public corporations are financed by revenue bonds issued under trust agreements or bond resolutions, or by notes issued under loan agreements.

Government Development Bank for Puerto Rico

The principal functions of GDB are to act as financial advisor to and fiscal agent for the Commonwealth, its municipalities and public corporations in connection with the issuance of bonds and notes, to make loans and advances to public corporations and municipalities, and to promote the economic development of Puerto Rico. As part of its role as fiscal agent, during fiscal years 2009, 2010 and 2011, GDB entered into fiscal oversight agreements with PRASA, PREPA, the Highways and Transportation Authority, Ports Authority, the Health Insurance Administration and the Medical Services Administration. As part of these agreements, GDB imposed certain conditions on the extension of credit to these entities and continually monitors their finances, among other things.

As of June 30, 2011, GDB had total assets of $15.5 billion and total liabilities of $12.9 billion (preliminary, unaudited).

As of June 30, 2011, $5.4 billion of bonds and notes of GDB (excluding its subsidiaries) were outstanding, consisting of $267 million in Commonwealth guaranteed bonds and $5.2 billion of medium term senior notes. Act No. 12 of May 9, 1975, as amended, provides that the payment of principal of and interest on specified notes and other obligations of GDB, not exceeding $550 million, may be guaranteed by the Commonwealth, of which $267 million were outstanding as of June 30, 2011. As of that date, GDB also had approximately $8.3 billion in loans outstanding to the central government of the Commonwealth and its public corporations and municipalities.

Act No. 82 of June 16, 2002 (“Act 82”) amended GDB’s Charter to authorize GDB to transfer annually to the General Fund, beginning with fiscal year 2001, up to 10% of its audited net income or $10,000,000, whichever is greater. GDB is not required by Act 82 to transfer any funds. GDB made payments to the General Fund of $11.6 million for fiscal year 2003 and $18.4 million for fiscal year 2004. As of December 6, 2011, GDB had not made any payment to the General Fund under Act 82 since fiscal year 2004.

Under Act No. 271 of November 21, 2002, GDB made a required special capital contribution to the Special Communities Perpetual Trust (the “Perpetual Trust”) of $500 million and provided the Perpetual Trust with a $500 million, non-revolving, line of credit. The amounts transferred to the Perpetual Trust were deposited in two investment accounts held by GDB for the benefit of the Perpetual Trust. As of June 30, 2011, the Perpetual Trust had repaid $131.8 million of its line of credit and had an outstanding balance of $368 million and no interest due. The line of credit is payable from legislative appropriations.

As part of its role as lender and promoter of the economic development of Puerto Rico, GDB provides financing to the Commonwealth, its public corporations and municipalities. This financing includes interim loans to finance the capital expenditures of the Commonwealth in anticipation of the issuance of bonds and notes, and loans to cover operational deficits of those government entities. GDB generally does not provide financing to any governmental entity of the Commonwealth unless GDB reasonably believes that the borrower governmental entity will have sufficient resources, including the ability to issue bonds or notes or otherwise borrow funds, to repay such loan. GDB, however, has provided financing in the past and may continue to provide financing to governmental entities that do not have sufficient independent resources to cover operating expenses, to the extent permitted by law. A material increase in the amount of loans to the public sector, coupled with continued deterioration of the public sector’s fiscal situation and financial condition may have an adverse effect on GDB’s financial condition and liquidity. As of June 30, 2011, GDB had outstanding loans to the Commonwealth in the aggregate principal amount of $2.1 billion, outstanding loans to, and bonds of, the public corporations in the aggregate principal amount of $4.3 billion, and outstanding loans to the municipalities in the aggregate principal amount of $1.8 billion.

GDB has several subsidiaries that perform various functions. The principal subsidiaries and their functions are listed below:

Puerto Rico Housing Finance Authority. Puerto Rico Housing Finance Authority (“Housing Finance Authority”) (formerly known as Housing Finance Corporation) was created to provide needed rental housing units and stimulate the construction industry under federally subsidized programs. Effective February 8, 2002, Housing Finance Corporation became the Housing Finance Authority and the Housing Bank and Finance Agency was dissolved and its powers transferred to the Housing Finance Authority. Housing Finance Authority provides financing for rental housing units, stimulates the construction industry under federally subsidized programs and provides interim financing for low-income housing projects and single-family homeownership programs. It is also engaged in insuring and servicing mortgages originated by the former Housing Bank and Finance Agency. As of June 30, 2011, Housing Finance Authority’s total outstanding principal balance of loans to the private sector for development of housing projects targeted to low and moderate income families was $136.2 million. The Housing Finance Authority’s mortgage loans to low and moderate income homeowners represented an additional outstanding principal balance of $110.6 million as of the same date.

Housing Finance Authority has outstanding tax-exempt revenue bonds the proceeds of which were loaned to the Puerto Rico Public Housing Administration to finance improvements to various housing projects in the Commonwealth. Such bonds are limited obligations of Housing Finance Authority payable solely from revenues collected from such housing units, with certain exceptions. As of June 30, 2011, $623.8 million of these bonds were outstanding.

As of June 30, 2011, the Housing Finance Authority had total notes and bonds outstanding of $952.2 million (including $106.8 million of debt outstanding under GDB lines of credit and $823.3 million in bonds issued to fund certain payments under its mortgage subsidy programs for low and moderate income families). As of June 30, 2011, Housing Finance Authority had total unrestricted net assets of $245.2 million.

Puerto Rico Tourism Development Fund. Puerto Rico Tourism Development Fund (“TDF”) was created in September 1993 for the purpose of promoting the development of Puerto Rico’s hotel industry by working with private sector financial institutions in structuring financings for new hotel projects. TDF can provide guarantees to interim and permanent financings. In certain transactions, TDF can act as direct lender, guarantee mezzanine financings, and provide preferred equity capital. As of June 30, 2011, TDF had $372.5 million in guarantees and $408.2 million in loans.

In addition, TDF has a $50 million preferred equity investment in a tourism-related project.

As of December 6, 2011, TDF had made payments under its guarantees and letters of credit in the aggregate amount of approximately $221.3 million since 1993 with respect to several projects. Of the total amount disbursed, TDF has been able to recover approximately $172.3 million from the borrowers.

Unaudited fiscal year-end 2011 financial statements reflected net assets of $179.7 million and its allowances for losses on loans and guarantees and letters of credit were approximately $86.0 million.

Government Development Bank for Puerto Rico Capital Fund. Government Development Bank for Puerto Rico Capital Fund (the “Capital Fund”) was created in November 1992 for the purpose of investing and trading in debt obligations and publicly traded shares of domestic and foreign corporations separate from GDB’s general investment operations. On June 30, 2010, the Capital Fund transferred to the Tourism Development Fund, on behalf of GDB, $72.1 million representing all the investments in the Capital Fund portfolio. As of June 30, 2011, the Capital Fund had assets of $243,000, consisting principally of money market investments.

Puerto Rico Development Fund. Puerto Rico Development Fund (the “Development Fund”) was established in April 1977 to provide an alternate source of financing to private enterprises. The Development Fund is also authorized to guarantee obligations of those enterprises and invest in their equity securities. On December 31, 2010, the Development Fund acquired for $8.5 million a commercial loan from a private commercial bank, secured by a first mortgage over a 2.34 acre parcel of land in the Convention Center District. As of June 30, 2011, the Development Fund had assets of $24 million, including investments of $8.5 million in loans to private entities, $11.1 million in an interest bearing account, and $3.6 million in preferred shares of various private entities.

Puerto Rico Public Finance Corporation. Puerto Rico Public Finance Corporation (“PFC”) was established in November 1984 to provide agencies and instrumentalities of the Commonwealth with alternate means of meeting their financing requirements. As of December 6, 2011, the trustees of certain limited obligation bonds issued by the PFC held notes payable by the Commonwealth, the Maritime Shipping Authority, the Office for the Improvement of Public Schools, the Department of Health, and PRASA, among others. All such PFC bonds are limited, non-recourse obligations of PFC payable solely from Commonwealth appropriations made to pay debt service on the notes held by the bond trustees. As of June 30, 2011, PFC had $1.6 billion aggregate principal amount of limited obligation bonds outstanding.

A description of certain other affiliates of GDB is provided in “Other Public Corporations” below.

Other Public Corporations

Puerto Rico Aqueduct and Sewer Authority. PRASA owns and operates Puerto Rico’s public water supply and wastewater systems (“Systems”). Such systems provide water and wastewater services to 97% and 58% of the Commonwealth’s population, respectively.

PRASA reported a preliminary operating loss of $39.6 million for fiscal year 2011, compared to operating losses of $58.3 million and $63.7 million for fiscal years 2010 and 2009, respectively. In order to improve its financial condition, PRASA adopted a comprehensive plan to increase its revenues and reduce its expenses.

As of June 30, 2011, PRASA’s total debt was $3.6 billion, including approximately $1.0 billion of outstanding indebtedness with GDB. On November 9, 2010, Moody’s affirmed PRASA’s senior debt rating but revised its outlook to negative from stable. The negative outlook reflects PRASA’s continued reliance on GDB and the Commonwealth for financial support, as well as the operational challenges it faces to reduce the significant amount of water lost through its Systems.

The Commonwealth guarantees the principal and interest payments on the outstanding revenue refunding bonds, 2008 Series A and 2008 Series B, any bonds issued on or before June 30, 2015 to the Rural Utilities Service of the United States Department of Agriculture, and the loans granted on or before June 30, 2015 by the Puerto Rico Water Pollution Control Revolving Fund and the Puerto Rico Safe Drinking Water Revolving Fund to PRASA. In the event that PRASA is unable to make all or any portion of the future debt service payments on these guaranteed debts, the Commonwealth will be responsible for covering such payments.

During fiscal year 2011, PRASA received a $105 million assignment from the OMB in Commonwealth appropriations and other Commonwealth available funds. According to the provisions of PRASA’s trust agreement, these moneys are taken into account for purposes of determining its revenues and its compliance with certain covenants therein.

On April 28, 2006, PRASA entered into a consent decree with the U.S. Environmental Protection Agency (“EPA”) that requires PRASA to implement systemwide remedial measures at all of the wastewater treatment plants operated by PRASA. The EPA consent decree establishes deadlines for the compliance with the conditions set forth therein and stipulates penalties for violation of any of those deadlines.

On December 15, 2006, a settlement agreement was signed between PRASA and the Department of Health of the Commonwealth (“DOH”) relating to violations of the Safe Drinking Water Act. The settlement agreement was preliminarily approved by the supervising court on March 15, 2007, and was amended and finally approved by that court on June 20, 2008. PRASA agreed to implement a work plan to remediate the violations, establish preventive and mitigation measures, and execute a preventive maintenance program for the purpose of meeting the requirements of the Safe Drinking Water Act.

PRASA needs to make a substantial investment in infrastructure and a major overhaul of its operations to maintain the viability of the Systems, to finance its expansion for new users and to implement remedial measures required by a consent decree between PRASA and the EPA and a settlement agreement with the DOH. Funds for this investment are slated to be provided through a combination of revenues from PRASA, financing transactions, federal grants and other sources. PRASA has established a 15-year capital improvement program with a total investment of $2.2 billion in order to comply with the consent decree and the settlement agreement. PRASA has committed an investment of $1.2 billion to comply with the EPA consent decree and $1.0 billion to comply with the DOH settlement agreement.

Children’s Trust. Children’s Trust is a not-for-profit corporate entity created in 1999 as a public instrumentality of the Commonwealth. The Commonwealth has transferred to Children’s Trust all of its rights, title and interest under the tobacco litigation Master Settlement Agreement, including the Commonwealth’s right to receive initial, annual and strategic contribution payments to be made by the participating cigarette manufacturers under the Master Settlement Agreement.

Children’s Trust issued $397 billion Tobacco Settlement Asset-Backed Bonds in November 2002. The proceeds were used to pay certain capital expenditures, to fund the Liquidity Reserve account and certain costs of issuance. On June 30, 2005, Children’s Trust issued $108.2 million subordinate Tobacco Settlement Asset-Backed Bonds to pay working capital expenses of the Commonwealth. On May 1, 2008, Children’s Trust issued an additional $195.9 million of subordinate Tobacco Settlement Asset-Backed Bonds to make grants to third parties, pay certain expenses of the Commonwealth and cost of issuance. As of June 30, 2011, Children’s Trust had outstanding bonds in the principal amount of $1.3 billion. These bonds and any other additional senior bonds issued by Children’s Trust are payable solely from, and secured by a statutory pledge of, the payments made and to be made by the participating cigarette manufacturers under the Master Settlement Agreement. Through December 6, 2011, all principal and interest payments required to be made by Children’s Trust on its outstanding bonds had been made on a timely basis from contribution payments made by the participating cigarette manufacturers under the Master Settlement Agreement.

Puerto Rico Convention Center District Authority. PRCDA was created to own, develop, finance, plan, design, build, operate, maintain, administrate and promote the Dr. Pedro Rosselló González Convention Center, a new convention center, and designated private parcels located within the Convention Center District in San Juan. The convention center opened in November 17, 2005. PRCDA also owns a multipurpose coliseum in San Juan, known as the José Miguel Agrelot Coliseum. As of June 30, 2011, PRCDA’s debt was $447.2 million in outstanding bonds issued in March 2006 to finance the Convention Center and payable from a portion of a hotel room tax. As of June 30, 2011, PRCDA also had outstanding indebtedness to GDB of approximately $147.8 million related to the financing of the Coliseum.

Puerto Rico Electric Power Authority. PREPA owns and operates Puerto Rico’s electric power system.

PREPA reported preliminary net operating income of $328.9 million and $359.5 million during fiscal years 2011 and 2010, respectively. The total debt of PREPA was $8.0 billion as of June 30, 2011. This debt includes outstanding bonds of $7.8 billion and interim financing for operations of $191.4 million.

As a means of reducing its dependency on oil, PREPA has entered into long-term power purchase agreements with private operators of two co-generation plants that use fuels other than oil. As of December 6, 2011, these two co-generation plants provided approximately 31% of PREPA’s energy needs. PREPA has also commenced developing plans for the conversion of its main oil-fired units into natural gas and clean-coal fired units, as well as other strategies to further reduce its dependency on oil.

Health Insurance Administration. The Health Insurance Administration was created in 1993 to negotiate and contract for the provision of comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this system, the government selected, through a bidding system, one private health insurance company in each of eight designated regions of the island and paid such insurance company the insurance premium for each eligible beneficiary within such region. The health insurance system covered the entire island. Approximately 1.5 million persons were covered by the system during fiscal year 2011.

The total cost of the health insurance program was $2.013 billion for fiscal year 2011, $1.962 billion for fiscal year 2010 and $1.861 billion for fiscal year 2009. During fiscal year 2011, the General Fund covered $1.225 billion of the total cost of the health insurance program and $75 million was covered from proceeds of COFINA bonds. The remaining $713 million was paid from federal, municipal, internal and other sources. On March 14, 2011, the Health Insurance Administration borrowed approximately $186 million from GDB in order to pay amounts owed to its suppliers, including premiums owed to certain insurance companies for services rendered under the Health Reform program. As of June 30, 2011, the Health Insurance Administration had outstanding indebtedness to GDB of approximately $173.1 million related to this borrowing.

On October 1, 2010, the administration implemented “Mi Salud,” which is the health program that replaced the government’s Health Reform program. The principal differences between “Mi Salud” and the Health Reform program are the use of a preferred-provider network organization rather than independent practice associations, an increase of benefits and services and an expansion of eligible participants. During the implementation of the program’s second phase, eligibility requirements are also expected to be expanded to include small to medium businesses. The estimated cost for “Mi Salud” during fiscal year 2012 was projected to be $1.994 billion. The General Fund was expected to cover $867 million, while the remaining $1.127 billion was expected to be paid from federal, municipal and other sources. This projection, however, does not take into account increases in the enrollment of new beneficiaries, which could affect this estimate.

The Commonwealth has entered into various contracts with several Medicare Advantage organizations for the provision of health coverage to approximately 180,000 eligible beneficiaries. Pursuant to these agreements, the Commonwealth pays each Medicare Advantage organization a premium difference to cover services not included in their contracts with the Center for Medicaid and Medicare Services.

On July 7, 2011, the Secretary of Health of the Commonwealth announced the cancellation of the contract through which MCS HMO administered five regions, with approximately 850,000 insureds, of the “Mi Salud” program. MCS HMO continued to render services to covered insureds during a 90-day transition period. On October 17, 2011, the Health Insurance Administration and Triple-S Salud, Inc. (“Triple-S”) entered into an agreement pursuant to which Triple-S will provide healthcare services to insureds in the five regions previously administered by MCS HMO. Pursuant to the agreement, Triple-S will act as a third party administrator, will be compensated based on a per member per month administration fee, and will not be financially responsible or otherwise at risk for the provision of services to insureds. In contrast to the agreement with MCS HMO, the Government will now be financially responsible and bear the risk for the provision of services to insureds in the five regions administered by Triple-S. As of December 6, 2011, the Government was evaluating the extent of the impact of the agreement with Triple-S on the budget of the health insurance program for fiscal year 2012 and no assurance could be given that the amounts budgeted would be sufficient to cover the additional financial responsibility and risk assumed.

Puerto Rico Highways and Transportation Authority. Puerto Rico Highways and Transportation Authority (“PRHTA”) is responsible for highway construction in Puerto Rico. Such construction is financed by debt (interim notes and revenue bonds), revenues of PRHTA, and federal and Commonwealth grants.

PRHTA reported a preliminary net operating loss of $523.6 million for fiscal year 2011, compared to a net operating loss of $445.3 million for fiscal year 2010 and $493.9 million for fiscal year 2009. As of June 30, 2011, PRHTA’s total debt was $7.4 billion, consisting of $6.1 billion of bonds and $1.3 billion of GDB financings. As of September 30, 2011, PRHTA’s total debt decreased to $6.7 billion, consisting of $5.1 billion of bonds and $1.6 billion of GDB financings.

Debt service on PRHTA’s revenue bonds constitutes a first lien on its gross revenues, which, as of December 6, 2011, consisted of all the proceeds of the tax on gasoline, one-half of the proceeds of the tax on gas oil and diesel oil, all the proceeds of the excise taxes on crude oil, unfinished oil and derivative products, up to $120 million per fiscal year, highway toll revenues and the gross receipts of $15.00 per vehicle per year from certain motor vehicle license fees. Such revenues (except for toll revenues) may be applied first to the payment of debt service on general obligation bonds and notes of the Commonwealth and to payments required to be made by the Commonwealth under its guarantees of bonds and notes, to the extent that no other revenues are available for such purpose. As of December 6, 2011, the Commonwealth had never applied such revenues for such payment.

PRHTA has a mass transit system, known as Tren Urbano, serving a portion of metropolitan San Juan. It was constructed under several design/build contracts and is being privately operated under a five-year contract with an additional five-year option at PRHTA’s election. The cost of the project was $2.4 billion, which cost was financed by federal Transit Administration grants, other federal funding sources and PRHTA’s own resources, including revenue bonds. Tren Urbano commenced operations in June 2005. The operation of the Tren Urbano generated a loss of $51.7 million, $64.5 million, and $62.5 million in fiscal years 2010, 2009 and 2008, respectively.

PRHTA is a party to a concession agreement under which a private company designed, constructed and is operating a toll bridge spanning the San José Lagoon. The toll bridge was financed with special facility revenue bonds of PRHTA, payable by the private operator of the bridge principally from toll revenues. The concession is for a term of 35 years, subject to earlier termination or extension. The bridge opened for traffic in February 1994. In certain circumstances described in the concession agreement, including where toll revenues are insufficient to generate certain rates of return to the private operator, the private operator may require PRHTA, among other things, to assume the operator’s obligations with respect to the special facility revenue bonds. Some of those circumstances, including lower than projected toll revenues, existed as of December 6, 2011, but, as of that date, PRHTA did not anticipate that the operator would exercise its remedy against PRHTA.

On September 22, 2011, PRHTA and PPP Authority completed the procurement process whereby a concession agreement was awarded to Metropistas, for the operation of toll roads PR-22 and PR-5. In connection with the establishment of the concession, PRHTA defeased, redeemed and/or purchased approximately $873.1 million aggregate principal amount of its bonds. See “Economy—Fiscal Stabilization and Economic Reconstruction—Public-Private Partnerships.”

Puerto Rico Industrial Development Company. Puerto Rico Industrial Development Company (“PRIDCO”) participates in the Commonwealth-sponsored economic development program by providing physical facilities, general assistance, and special incentive grants to manufacturers. PRIDCO reported a consolidated change in net assets of $8.4 million for fiscal year 2011, compared to a consolidated change in net assets of $10.3 million for fiscal year 2010, and a consolidated change in net assets of $6.0 million for fiscal year 2009. Rentals derived from the leasing of specified facilities of PRIDCO are pledged to the payment of PRIDCO’s revenue bonds. As of June 30, 2011, PRIDCO’s total debt was $423.1 million, including approximately $88.5 million from GDB financings and the outstanding debt of Puerto Rico Industrial Investment Corporation, a subsidiary of PRIDCO.

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority. The Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority (“AFICA”) was created to finance (through the issuance of its revenue bonds) industrial, tourist, educational, medical, and environmental control facilities in Puerto Rico for the use of private companies, non-profit entities, or government agencies. The bonds are payable solely from payments to be made to AFICA by such private companies, non-profit entities, or government agencies, and do not constitute a debt of the Commonwealth or any of its other public corporations or municipalities. As of June 30, 2011, approximately $1.45 billion of AFICA’s bonds were outstanding. In addition, as of June 30, 2011, AFICA had a $67 million line of credit with GDB with a principal outstanding balance of $59.3 million used for the acquisition of assets from PREPA.

Puerto Rico Infrastructure Financing Authority. PRIFA was created to provide financial, administrative, consulting, technical, advisory, and other types of assistance to other public corporations, governmental instrumentalities, political subdivisions and municipalities (collectively, “Benefited Entities”) authorized to develop infrastructure facilities and to establish alternate means for financing those facilities. PRIFA is authorized to issue bonds and provide loans, grants and other financial assistance for the construction, acquisition, repair, maintenance and reconstruction of infrastructure projects by Benefited Entities.

As of June 30, 2011, PRIFA’s total debt was $1.85 billion. This debt includes bonds outstanding of $1.84 billion and interim financing for capital improvements of $10.3 million.

PRIFA oversees the Puerto Rico Infrastructure Fund, which is being funded annually through fiscal year 2052 with the first $117 million of proceeds of federal excise taxes imposed on rum and other articles produced in Puerto Rico and sold in the United States that are transferred to Puerto Rico pursuant to the United States Internal Revenue Code of 1986, as amended. See “Revenues and Expenses—Major Sources of General Fund Revenues—Revenues from Non-Commonwealth Sources.” As of December 6, 2011, rum was the only article produced in Puerto Rico subject to federal excise taxes, the proceeds of which are required to be returned to the Treasury Department. PRIFA is using these funds to pay debt service of bonds issued to finance various infrastructure projects.

PRIFA also has custody and control of the Infrastructure Development Fund and its Corpus Account, a perpetual account established under Act No. 92 of June 24, 1998 that was funded with $1.2 billion of the proceeds of the sale of Puerto Rico Telephone Company. The interest earned on the securities held in the Corpus Account were being used by PRIFA to pay debt service on its $1.1 billion Series 2000 A and B Bonds. Act No. 3, approved by the Legislative Assembly of the Commonwealth on January 14, 2009 (“Act 3”), authorized the sale of the securities held in the Corpus Account. PRIFA sold the securities in January 2009 and used the proceeds to: (i) make a deposit into an escrow account in an amount sufficient to retire the Series 2000 A and B Bonds on October 1, 2010, (ii) make a deposit to the General Fund which was applied to cover a portion of the Commonwealth’s budget deficit, (iii) make a transfer to GDB as a capital contribution, and (iv) make a deposit to the Corpus Account to be invested in a long-term investment agreement with GDB.

As part of the Government’s actions to address in part the financial condition of the Employees Retirement System, the Government enacted Act 96. On June 23, 2011, in accordance with Act 96, $162.5 million of funds on deposit in the Corpus Account were contributed to the Employees Retirement System and invested in capital appreciation bonds issued by COFINA maturing annually on August 1, 2043 through 2048 and accreting interest at a rate of 7%. PRIFA also invested $165.0 million of funds on deposit in the Corpus Account in capital appreciation bonds of COFINA maturing annually on August 1, 2045 through 2050 and accreting interest at 7%.

Pursuant to Act No. 8 of March 9, 2009, PRIFA is responsible for implementing in the Commonwealth the applicable provisions of ARRA. One of its main responsibilities regarding ARRA is to maximize the flow of funds from the Federal Government for the appropriate investment in qualified projects and activities. PRIFA also has responsibility for the receipt, administration and disbursement of such funds and monitoring those governmental agencies and entities that receive ARRA funds.

Puerto Rico Municipal Finance Agency. Puerto Rico Municipal Finance Agency (“MFA”) is authorized to issue bonds to purchase general obligation bonds and notes of Puerto Rico municipalities and to fund a debt service reserve. Debt service on MFA’s bonds is payable from debt service payments on municipal bonds and notes held by MFA and from the debt service reserve, including investment income thereon. The Commonwealth has agreed to pay such amounts to the debt service reserve as may be necessary to maintain it at its required level, subject to appropriation by the Legislative Assembly, which appropriation is authorized but not legally required to be made. Through December 6, 2011, no such payments had been required. As of June 30, 2011, MFA had $1.1 billion of bonds outstanding.

Port of the Americas Authority. PAA is responsible for the development and operation of the Port of the Americas (the “Port”), a deep draft port on the south coast of Puerto Rico.

PAA is authorized to issue bonds guaranteed by the Commonwealth in a maximum aggregate principal amount of $250 million. The proceeds from these bonds are to be used to continue the development of the Port. As of December 6, 2011, GDB was authorized by law to purchase bonds of PAA in an aggregate principal amount not to exceed $250 million. As of June 30, 2011, GDB held approximately $214.5 million of PAA’s outstanding bonds, which are guaranteed by the Commonwealth.

The first phase of the Port was completed in fiscal year 2004. This initial phase included the improvement of piers 4, 5 and 6 of the Port and the acquisition of heavy equipment at a cost of $40 million. The second phase of the Port was completed during the first quarter of calendar year 2009. This phase, which was designed to provide capacity to handle up to 250,000 Twenty-Foot Equivalent Units (“TEU”) per year, included (i) dredging the entrance channel and adjacent areas of the Port to a depth of 50 feet, (ii) reconstructing the container terminals, (iii) commencing certain required environmental risk mitigation procedures, and (iv) preparing final construction schematics.

A third phase, which provides for the expansion of the Port’s capacity, was initiated in August 2008. This phase includes, among other improvements, (i) infrastructure improvements related to access roads, (ii) relocation of the storm sewer channel, (iii) relocation of the server, water and power distribution systems, (iv) additional dredging at certain pier locations, (v) the expansion of the container terminal, and (vi) additional mitigation measures. The first expansion under this phase is expected to provide sufficient capacity to process 500,000 TEU annually. This phase is expected to be finished in 2012.

Puerto Rico Ports Authority. Ports Authority owns and operates the major airport and seaport facilities in Puerto Rico. Ports Authority derives revenues from a variety of sources, including charges on airplane fuel sales, air terminal space rentals, landing fees, wharfage, dockage and harbor fees, and rentals for the lease of property and seaport equipment. Ports Authority reported operating losses of $38.7 million and $46.7 million during fiscal years 2010 and 2009, respectively. As of June 30, 2011, the Ports Authority had $737.8 million in debt, including approximately $155.3 million from GDB financings.

As of June 30, 2011, the outstanding balance of the credit facilities for capital improvements with private financial institutions was $533.7 million, which is guaranteed by GDB.

Puerto Rico Public Buildings Authority. PBA is authorized to construct, purchase or lease office, school, health, correctional and other facilities for lease to departments, public corporations, and instrumentalities of the Commonwealth. Bonds that have been issued by PBA to finance such facilities (through retirement of interim notes or otherwise) are payable from lease payments, which are largely derived from legislative appropriations and are secured by the Commonwealth’s guaranty. PBA is authorized by law to have outstanding at any one time up to $4.3 billion of bonds guaranteed by the Commonwealth.

On August 24, 2011 PBA issued $756,449,000 Government Facilities Revenue Bonds, Series R (Qualified School Construction Bonds—Issuer Subsidy) and $303,945,000 Government Facilities Revenue Bonds, Series S. The proceeds of this bond issue are to be used to pay part of the cost of constructing, renovating, remodeling and/or improving approximately 100 public schools.

As of October 1, 2011, PBA had $4.049 billion principal amount of bonds outstanding (not including accretion of interest from the respective issuance dates on capital appreciation bonds). As of October 1, 2011, PBA’s line of credit with GDB had an outstanding balance of $119.8 million.

Puerto Rico Sales Tax Financing Corporation. COFINA is an independent governmental instrumentality of the Commonwealth created by Act 91 of 2006. COFINA was originally created for the purpose of financing the payment, retirement, or defeasance of certain appropriation-backed debt outstanding as of June 30, 2006, payable to GDB and PFC.

In 2009, the Legislative Assembly of Puerto Rico expanded the purposes for which COFINA was created and, correspondingly, increased its revenues by increasing from 1% to 2.75% (one-half of the tax rate of 5.5%) the portion that is transferred to COFINA of the sales and use tax imposed by the central government. As a result, COFINA was authorized to issue bonds for the following additional purposes: (i) to pay, in whole or in part, the debt of the Secretary of the Treasury with GDB in the amount of $1 billion, the proceeds of which were used to cover the budgetary deficit for fiscal year 2009, (ii) to pay, in whole or in part, certain financing granted to the Secretary of the Treasury by GDB payable from future Commonwealth general obligation bonds, and any debt of the Commonwealth outstanding as of December 31, 2008 that did not have a source of repayment or was payable from budgetary appropriations, (iii) to pay, in whole or in part, the accounts payable to suppliers of the Commonwealth, (iv) to pay or finance operational expenses of the Commonwealth for fiscal years 2009, 2010, and 2011, (v) to pay or finance operational expenses of the Commonwealth for fiscal year 2012, which would have to be included in the annual budget of the Government of Puerto Rico, (vi) to fund the Puerto Rico Economic Stimulus Fund, (vii) to fund the Commonwealth Emergency Fund in order to cover expenses resulting from catastrophic events such as hurricanes or floods, and (viii) to generate moneys to fund the Economic Cooperation and Public Employees Alternatives Fund. As of June 30, 2011, COFINA had approximately $13.8 billion outstanding of its Sales Tax Revenue Bonds (excluding all accretion on capital appreciation bonds).

Special Communities Perpetual Trust. Perpetual Trust is a public corporation created by law to be an irrevocable and permanent trust. Perpetual Trust’s principal purpose is to fund development projects that address the infrastructure and housing needs of underprivileged communities. GDB made a special capital contribution to Perpetual Trust of $500 million and provided Perpetual Trust with a $500 million, non-revolving, line of credit. As of June 30, 2011, Perpetual Trust had disbursed most of its funds and its line of credit with GDB had an outstanding balance of $367.9 million. The line of credit is payable from legislative appropriations.

University of Puerto Rico. The University of Puerto Rico (the “University”), with approximately 62,342 students at the beginning of academic year 2010-2011, is by far the largest institution of higher education on the Island. Government appropriations are the principal source of University revenues, but additional revenues are derived from tuition, student fees, auxiliary enterprises, interest income, federal grants, and other sources. University capital improvements have been financed mainly by revenue bonds. As of June 30, 2011, the University’s total debt was $626.6 million (excluding $18.9 million owed by the University’s Medical Services).

In 2000, AFICA issued its $86,735,000 Educational Facilities Revenue Bonds, 2000 Series A (University Plaza Project) for the purpose of financing the construction of additional student housing and parking and office space for the University. The project was built, is being operated by Desarrollos Universitarios, Inc., a Puerto Rico not-for-profit corporation, and is leased to the University for a term equal to the term of the bonds, with University lease payments being sufficient to pay debt service on the bonds as they become due. These bonds are not included in the University’s total debt or outstanding revenue bonds set forth in the prior paragraph.

In June 2007, the Board of Trustees of the University approved Certification No. 60 establishing a new policy and methodology for tuition fees structure. This new structure covers the tuition fees to be charged to new students until academic year 2012-2013. This policy was adopted to pursue continued development and financial stability of the University.

In June 2010, the Board of Trustees of the University approved Certification No. 146 establishing a $400 stabilization fee to be charged each semester to all students in addition to tuition charges and other fees already in place at the University. This stabilization fee was imposed to address the University’s fiscal difficulties and is expected to increase annual revenues by approximately $40 million.

As a result of a student-led strike that lasted approximately two months, on June 26, 2010, the Middle States Commission on Higher Education (the “Commission”), the regional accreditation entity of the eleven units that comprise the University system, placed on probation ten of the University’s units for lack of evidence of compliance with two of fourteen accreditation standards. This action was prompted by a student stoppage that interrupted the operations of these units for up to 62 days, but less in most cases. The ten affected units are expected to remain fully accredited while on probation. After a Monitoring Report submitted by the ten affected units in September 2010 and a subsequent evaluation visit, the Commission lifted probation over one of the questioned standards and added an additional standard, thereby continuing the review over two of the fourteen accreditation standards.

A second Monitoring Report was submitted to the Commission by the ten affected units on March 1, 2011 to further substantiate compliance with these two standards. Evaluation visits to the eleven units of the University were conducted between March and April 2011 as a follow up to the probationary process as well as the regular decennial re-accreditation review for some of the units. Following these visits, the evaluation teams reported that they intended to inform the Commission that 95% of all accreditation standards evaluated throughout the system were found in compliance, and significant progress was evidenced in the remaining 5%. In June 2011, the Commission lifted probation and reaffirmed accreditation of seven of the ten affected units.

Evaluation visits to the three units of the University on probation were conducted in September 2011. Following these visits, the evaluation teams reported that they intended to inform the Commission that these units were in full compliance with the standards under review. The Commission was expected to act upon the evaluation teams recommendations at their meeting in November 2011. The University anticipated that probation would be lifted for the three remaining units on probation after the meeting.

Other public corporations. Public corporations not described above have outstanding debt in the aggregate amount of $1.702 billion as of June 30, 2011. Debt service on $915 million of such outstanding debt is being paid from legislative appropriations. The Commonwealth is not, however, obligated to make any such appropriations. Additional legislative appropriations are made to enable certain of such corporations to pay their operating expenses.

REVENUES AND EXPENSES

Revenues

The General Fund is the primary operating fund of the Commonwealth. General Fund revenues are broadly based and include revenues raised internally as well as those from non-Puerto Rico sources. Internal revenues consist principally of income, excise and sales and use taxes. Revenues from non-Puerto Rico sources are derived from federal excise taxes and customs duties returned to the Commonwealth. The primary expenditures of the Commonwealth through the General Fund are for grants and subsidies, and personal and other services.

Preliminary Revenues for the First Seven Months of Fiscal Year 2012

As of March 7, 2012, the Commonwealth reported that preliminary General Fund net revenues for the first seven months of fiscal year 2012 (from July 1, 2011 to January 31, 2012) were $4.727 billion, an increase of $549.9 million, or 14.8%, from $3.722 billion of net revenues for the same period for the prior fiscal year. These revenues represented 49% of budgeted revenues of $8.650 billion for the fiscal year and use tax collections for the same period in the prior fiscal year.

General Fund Preliminary Revenues for Fiscal Year 2011 Compared to Fiscal Year 2010

As of December 6, 2011, the Commonwealth reported that General Fund preliminary total revenues (including lottery revenues) for fiscal year 2011 were $8.165 billion, representing an increase of $449.3 million, or 5.8%, from fiscal year 2010 revenues. The major changes from fiscal year 2010 were: (i) decreases in income taxes from individuals of $407.4 million or 15.7%, resulting from the implementation of the tax reform (ii) an increase of $170.1 million in taxes withheld from non-residents, and (iii) an additional approximate $677.8 million from the a new excise tax imposed on entities that purchase products manufactured in Puerto Rico by their affiliates under the provisions of Act 154, discussed below.

As of December 6, 2011, the Commonwealth further reported that General Fund preliminary total expenses (on a cash basis) for fiscal year 2011 amounted to $9.153 billion, which were composed of $9.1 billion of operational expenses and $86.8 million transferred to the redemption fund. The difference between preliminary revenues and expenses for fiscal year 2011 of $900.8 million was covered principally with proceeds from a COFINA bond issue.

General Fund Revenues for Fiscal Year 2010 Compared to Fiscal Year 2009

General Fund total revenues (including lottery revenues) for fiscal year 2010 were $7.716 billion, representing an increase of $6 million from fiscal year 2009 revenues and an increase of $46 million from budgeted revenues for fiscal year 2010. The principal changes in sources of revenues from fiscal year 2009 include a decrease in the sales and use tax received by the General Fund of $256.8 million due to the increased allocation of this tax to COFINA, as discussed in “Major Sources of General Fund Revenues—Sales and Use Taxes” below. This decrease in the amount of sales and use taxes allocated to the General Fund was fully offset, however, by increases in property taxes and excise taxes on cigarettes and alcoholic beverages of approximately $226.8 million and $60.5 million, respectively, as a result of the temporary and permanent revenue raising measures implemented as part of the Commonwealth’s fiscal stabilization plan under Act 7. See “Major Sources of General Fund Revenues—Income Taxes” below. Revenues from income taxes for fiscal year 2010 were approximately the same as in fiscal year 2009, reflecting the continuing impact of the ongoing economic recession.

General Fund total expenses (on a cash basis) for fiscal year 2010 amounted to $9.447 billion, which were composed of $9.0 billion of operational expenses and $447.3 million transferred to the redemption fund. The difference between revenues and expenses for fiscal year 2010 of $1.3 billion was covered principally with proceeds from a COFINA bond issue.

Major Sources of General Fund Revenues

Income Taxes

The historical revenue data presented is based on collections realized or accrued under the provisions of the Internal Revenue Code of 1994, as amended (the “PR Code”), which applied to taxable years beginning after June 30, 1995 and ending before January 1, 2011. The PR Code was replaced by the Internal Revenue Code for a New Puerto Rico, enacted as Act 1 of 2011, which will apply for taxable years commencing after December 31, 2010. See “Tax Reform” below. Many of the provisions of Act 1 of 2011 are identical to the equivalent provisions of the PR Code. Thus, unless otherwise noted, the discussion below refers to the provisions of both the PR Code and Act 1 of 2011.

The PR Code imposed a tax on the income of individual residents of Puerto Rico, trusts, estates, and domestic and foreign (if engaged in a trade or business in Puerto Rico) corporations and partnerships at graduated rates. A flat tax was imposed on certain payments made to non-residents of Puerto Rico, which was collected through an income tax withholding.

Individuals. Resident individuals are subject to tax on their taxable income from all sources. The PR Code had four tax brackets for individuals with tax rates of 7%, 14%, 25%, and 33%. The highest income tax bracket applicable to individuals under the PR Code was $50,000.

Under Act 1 of 2011, the highest income tax bracket gradually increases every year for the six years starting in taxable year 2011 from $60,000 to $121,500. For taxable years starting before January 1, 2016, the income tax rates applicable to individuals remain unaltered under Act 1 of 2011. After January 1, 2016, the top individual rate is lowered to 30%. Certain requirements must be satisfied in order for tax benefits under Act 1 of 2011 to enter into effect for taxable years starting after December 31, 2013. Dividend income from Puerto Rico corporations and certain qualifying foreign corporations is taxed at an income tax rate of 10%.

Gains realized from the sale or exchange of a capital asset by resident individuals, if held for more than six months, is taxed at an income tax rate of 10%.

Interest income in excess of $2,000 on deposit with Puerto Rico financial institutions is taxed at an income tax rate of 10%; the first $2,000 of interest income from such institutions is exempt from taxation. Interest income on certain qualifying debt obligations issued by Puerto Rico corporations and certain qualifying foreign corporations and paid to resident individuals, trusts, estates, corporations and partnerships qualifies for an income tax rate of 10%.

Corporations. Puerto Rico corporations are subject to tax on income from all sources; foreign corporations that are engaged in a trade or business in Puerto Rico are subject to tax on their income from Puerto Rico sources and on income from sources outside Puerto Rico that is effectively connected with the conduct of their trade or business in Puerto Rico. Unless a corporation qualifies for partial exemption from corporate income and other taxes under the tax incentives programs (see “Economy—Tax Incentives” above), it is subject to tax at graduated rates.

In general, the PR Code provided for six income tax brackets for corporations and partnerships, with the highest rate (39%) applicable to net taxable income in excess of $300,000. Gains realized from the sale or exchange of a capital asset, if held for more than six months, were taxed at a maximum regular income tax rate of 15%. Under Act 1 of 2011, for taxable years commencing after December 31, 2010, the highest corporate income tax rate is lowered to 30% for net taxable income in excess of $1,750,000 (it will be reduced to 25% for taxable years starting after December 31, 2013 subject to the satisfaction of certain conditions) and the Puerto Rico alternative minimum tax is also reduced from a rate of 22% to the greater of (i) the amount produced by applying a minimum rate of 20% to the Puerto Rico alternative minimum net income or, (ii) subject to certain exceptions, the amount produced by applying a 1% excise tax on the purchase from related parties of tangible personal property to be used in a Puerto Rico trade or business applicable to persons with gross sales of $50 million or more during any of three preceding taxable years. Dividends received by Puerto Rico corporations and partnerships from foreign corporations engaged in trade or business in Puerto Rico are subject to general income tax rates. A dividends received credit may be available when the corporation or partnership making the distribution is organized in Puerto Rico. Interest income on certain qualifying debt obligations issued by Puerto Rico corporations and certain qualifying foreign corporations and paid to corporations and partnerships qualifies for a special tax rate of 10%.

In general, corporations and the partners of partnerships operating under a new grant of tax exemption issued under the Economic Incentives Act are subject to a maximum income tax rate of 4% during their basic exemption period. Corporations and the partners of partnerships covered by the Tourism Development Act are subject to a maximum tax rate of 39% on their taxable income after applying the 90% exemption granted under the Tourism Development Act, which results in a maximum effective tax rate of 3.9% on their net tourism development income. Under Act 1 of 2011, the net income of corporations and partnerships covered under the Tourism Development Act is subject generally to a maximum effective tax rate of 3%.

The PR Code and Act 1 of 2011 generally impose a branch profits tax on resident foreign corporations whose gross income qualifies as income effectively connected with a Puerto Rico trade or business. The branch profits tax is 10% of an annual dividend equivalent amount, and it applies without regard to the Puerto Rico source of income rules.

Interest from Puerto Rico sources paid by Puerto Rico resident borrowers to non-resident non-affiliated corporate recipients is not subject to any income or withholding tax. Interest paid by Puerto Rico resident borrowers to certain related non-resident recipients is subject to a withholding tax of 29%. Dividends paid to non-resident corporate recipients are subject to a withholding tax of 10%. Dividends distributed by corporations operating under new grants of tax exemption issued under the Economic Incentives Act and the Green Energy Incentives Act are not subject to Puerto Rico income tax. However, royalty payments made by corporations covered under the Economic Incentives Act to non-resident recipients are subject to an income tax withholding of 2% or 12%, depending on certain elections made by the grantee, and in the case of corporations covered by the Green Energy Incentives Act, royalty payments to non-residents are subject to an income tax withholding of 12%.

Subject to certain exceptions, payments in excess of $1,500 during a calendar year made by the Commonwealth and persons engaged in a trade or business in Puerto Rico in consideration of the receipt of services rendered in Puerto Rico are subject to a 7% income tax withholding.

Act 7—Special Tax Measures Implemented as part of the New Administration’s Fiscal Stabilization Plan. Act 7 was enacted as part of the new administration’s Fiscal Plan, and sought, among other things, to increase the tax revenues of the Puerto Rico government by imposing certain permanent and temporary tax increases.

With respect to income taxes, Act 7 included the following temporary measures that were applicable for taxable years commenced after December 31, 2008 and before January 1, 2012:

(i)	taxable corporations and individuals whose adjusted gross income equaled or exceeded $100,000 (for single individuals) or $150,000 (in the case of married persons filing jointly) were subject to a surtax of 5% on their total tax liability (for taxable years commencing after December 31, 2010, Act 1 of 2011 eliminates this surtax);

(ii)	international banking entities that do not operate as bank units were subject to a 5% income tax on their entire net income computed in accordance with the PR Code (international banking entities operating as bank units were subject to this 5% tax on their net income that does not constitute excess net income);

(iii)	credit unions, their subsidiaries, and affiliates were subject to a 5% tax on the amount of net taxable income in excess of $250,000 (these entities were totally exempt before the enactment of Act 7); however, if the Government of Puerto Rico collected $690 million prior to January 1, 2012, the 5% tax would not be applicable for the remaining period;

(iv)	the Cooperative Bank, its subsidiaries, and affiliates were subject to a 5% tax on the amount of net taxable income in excess of $250,000 (these entities were totally exempt before the enactment of Act 7);

(v)	insurance cooperatives were subject to a 5% tax on the amount of net taxable income in excess of $250,000 (these entities were totally exempt before the enactment of Act 7); and

(vi)	international insurers and holding companies of international insurers were subject to a 5% tax on their net income (these entities were totally exempt before the enactment of Act 7).

Notwithstanding the above, Act 1 of 2011 limited the duration of the 5% surtax on income derived by certain individuals and corporations and the special property tax to two years.

Act 7 also provided as a permanent measure a change in the method of computing the net income subject to Puerto Rico alternative minimum tax (“Puerto Rico AMT”) in the case of individuals by including in the computation various categories of exempt income and income subject to preferential tax rates under the PR Code, such as: (a) long-term capital gains, which enjoy a preferential tax rate of 10% under the PR Code; (b) dividends that are taxable at the rate of 10% under the PR Code; (c) interest on bank deposits and individual retirement accounts subject to the special 10% and 17% preferential income tax rates, respectively; and (d) interest from notes or bonds eligible for the special 10% tax rate provided by the PR Code.

Another change introduced by Act 7, for taxable years commenced after December 31, 2008 and before January 1, 2012 was an adjustment to the calculation of the net income subject to the Puerto Rico AMT in the case of entities taxed as corporations that denied a deduction for expenses paid or accrued for services rendered outside of Puerto Rico by a related party. Lastly, different income tax credits awarded to investors under certain special laws for activities such as revitalization of urban centers (only in part), venture capital, solid waste, housing infrastructure, and rehabilitation of social-interest housing (only projects without qualification certifications as of March 9, 2009), among others, could not be claimed or granted for taxable years commenced after December 31, 2008 and before January 1, 2012. Tax credits associated with manufacturing, tourism, and cinematographic projects, however, were not affected by Act 7.

Tax Reform

The tax reform consists of two phases focused on providing tax relief to individuals and corporations, promoting economic development and job creation, simplifying the tax system and reducing tax evasion. The tax reform is projected to provide taxpayers aggregate annual savings of $1.2 billion for each of six fiscal years, commencing in taxable year 2011.

The first phase, enacted as Act No. 171 of November 15, 2010, applied to the 2010 tax return and was to provide a tax credit to each individual and corporate taxpayer. The tax credit applicable to individuals and determined by reference to the tax liability ranged from 7% for those taxpayers in higher brackets to 15% for taxpayers in the lowest bracket. Corporate taxpayers were also to be entitled to a 7% tax credit determined by reference to the tax liability; provided, that such taxpayer paid the statutorily required Christmas bonus for 2010. Also, the corporate net operating loss carryforward was extended from 7 years to 10 years. This first phase was expected to provide individual and corporate taxpayers with aggregate savings of $309 million for taxable year 2010.

The second phase, enacted as Act 1 of 2011, (i) promotes employment by doubling the earning income credit and increasing the maximum applicable income to qualify for such credit; (ii) provides a $400 tax credit to individuals over 65 years of age with an income below $15,000; (iii) significantly reduces individual income tax rates and only allows the following five deductions (a) mortgage interest up to 30% of adjusted gross income, (b) charitable contributions up to 50% of adjusted gross income, (c) medical expenses in excess of 6% of adjusted gross income, (d) interest on student loans, and (e) contributions to retirement plans and accounts, including individual retirement accounts, health savings accounts and education savings accounts; and (iv) significantly reduces corporate income tax rates.

The reduction in income tax revenues resulting from the implementation of the tax reform is expected to be offset by the additional revenues produced by (i) an expanded income tax source rule and a new excise tax imposed on entities that purchase products manufactured in Puerto Rico by their affiliates under the provisions of Act 154, discussed below, (ii) enhanced enforcement efforts, including the statutorily required reporting of certain client information by financial institutions to the Treasury Department, and (iii) increased economic activity produced by the tax relief measures. The combined effect of the tax reform measures and the revenue and enforcement measures is expected to be revenue positive. Act 1 of 2011 conditions the implementation of the tax reductions applicable to individuals and corporations after fiscal year 2014 on the Commonwealth’s ability to continue its path towards fiscal stability. Specifically, the tax relief provisions for individuals and corporations for taxable years 2014 through 2016 will only be implemented if (i) OMB certifies that the expense control target has been met, (ii) the Treasury Department certifies that General Fund revenue target has been met and (iii) the

Planning Board certifies a year-over-year target increase in gross domestic product. There is no assurance that sufficient revenues will be collected to partially offset the reduction in income tax revenues expected from the implementation of the tax reform.

Act 154—Expanded Income Taxation and New Excise Tax. Act 154, approved on October 25, 2010, as amended, seeks, among other things, to balance the tax burden among the taxpayers and increase the tax revenues of the Government. Act 154 modified the income taxation of certain nonresident alien individuals, foreign corporations and foreign partnerships (each, a taxpayer) by expanding the circumstances in which such persons would be subject to Puerto Rico income taxation, and the Act imposed an excise tax on the acquisition of certain personal property manufactured or produced in whole or in part in Puerto Rico and on the acquisition of certain manufacturing services carried out in Puerto Rico. Act 154 applies to income realized and acquisitions occurring after December 31, 2010.

The Act provides that, in certain circumstances, taxpayers will be deemed to be engaged in trade or business in Puerto Rico and taxable in Puerto Rico with respect to a portion of their income where the taxpayers engage in significant transactions with other persons that are members of the same controlled group. Where a person engages in significant transactions with a member of the same controlled group that has gross receipts of seventy-five million dollars or more in any of the last three years and that manufactures or produces goods in Puerto Rico, or provides services in connection with the manufacture or production of goods in Puerto Rico, the person will not be subject to income tax, and will instead be subject to the excise tax in lieu of any income tax. The excise tax is to apply for a period of six years. The excise tax is based on the value of the personal property or services acquired and was slated to be 4% for calendar year 2011, declining to 3.75% in 2012, 2.75% in 2013, 2.5% in 2014, 2.25% in 2015 and 1% in 2016. On December 29, 2010, the Treasury Department adopted regulations that provide certain tax credits against the temporary excise tax that lessen its impact on affected taxpayers subject to the temporary excise tax. These regulations became effective on January 1, 2011. The regulations address implementation and interpretation issues and include provisions regarding certain applicable credits against the tax subject to maintaining a baseline employment and other conditions. The Government expects that this excise tax will affect foreign corporations or partnerships that are principally engaged in the manufacturing of pharmaceuticals and electronics. The Government expected to raise approximately $1.4 billion from the excise tax during the first year of implementation of Act 154 and expects to raise $5.6 billion for the six year period that the excise tax is in place.

While the Government expects that certain taxpayers subject to the excise tax will be able to credit all or a portion of the excise tax paid against their U.S. federal income tax liabilities, it is uncertain how this new tax will affect each individual taxpayer. The long-term effects of the excise tax on the manufacturing sector of the Puerto Rico economy are also uncertain.

The first monthly excise tax payment was due in February 2011. The collections for the first nine monthly excise tax payments (from February through October 2011) were $1.325 billion. These amounts are consistent with the Government’s projection of annual collections from the excise tax.

Based on its analysis, the Government believes that the revenue projections from the taxes imposed by Act 154 are reasonable. However, since such taxes only became effective on January 1, 2011, there can be no assurance that the revenues therefrom, together with the other revenue enhancement measures included in the tax reform, will be sufficient to fully offset the reduction in income tax revenues expected from other aspects of the tax reform.

In connection with the expansion of the taxation of foreign persons by Act 154, the Government obtained a legal opinion regarding the creditability of the excise tax for U.S. federal income tax purposes. The opinion concludes that the excise tax should be creditable against U.S. federal income tax. That conclusion was based in part upon a determination that the expansion of the taxation of foreign persons and the imposition of the excise tax more likely than not satisfy the constitutional requirements of due process and the Commerce Clause of the United States Constitution, for reasons discussed therein.

On March 30, 2011, the IRS issued Notice 2011-29 addressing the creditability of the new excise tax imposed by Act 154. Notice 2011-29 provides that the provisions of the new Puerto Rico excise tax are novel and the determination of its creditability requires the resolution of a number of legal and factual issues. Pending the resolution of those issues, the IRS will not challenge a taxpayer’s position that the excise tax is a tax in lieu of an income tax under Section 903. The IRS also provided that any change in the foregoing tax credit treatment of the excise tax after resolution of the pending issues will be prospective and will apply to excise tax paid or accrued after the date that further guidance is issued.

As of December 6, 2011, Act 154 had not been challenged in court; consequently, no court had passed on the constitutionality of Act 154. There can be no assurance that its constitutionality will not be challenged and that, if challenged, the courts will uphold Act 154. To the extent a court determines that the imposition of the excise tax or the expansion of the income tax or both are unconstitutional, the Government’s revenues may be materially adversely affected.

Sales and Use Taxes

Act No. 117 of July 4, 2006 (“Act 117”) amended the PR Code to provide, among other things, for a general sales and use tax of 5.5% to be imposed by the central government (the “Commonwealth Sales Tax”). Act 117 also authorized each municipal government to impose a municipal sales and use tax of 1.5% (the “Municipal Sales Tax” and, together with the Commonwealth Sales Tax, the “Sales Tax”). In general, the Municipal Sales Tax has the same tax base, exemptions (except for unprocessed foods) and limitations as those provided for the Commonwealth Sales Tax. Act 117 also provides certain income tax reductions to address the regressive effect of the Sales Tax on taxpayers in lower income tax brackets.

The Sales Tax is imposed on the sale, use, consumption and storage of taxable items, which include tangible personal property, taxable services, admission rights and certain other types of transactions covering separable and identifiable taxable items which are sold for a single price, subject to certain exceptions and limitations. The Sales Tax does not apply to, among other things: (i) motor vehicles, (ii) non-prepared food, (iii) health care services and prescription medicines, (iv) certain bakery goods, (v) crude oil and its derivatives, including gasoline, (vi) hotel room charges, (vii) financial services, (viii) services provided by the Commonwealth, including electricity and water, and (ix) local sales of goods to be used as content in a manufactured good, whether or not bound for export.

Act 117 also repealed the 5% general excise tax imposed on imported goods and the 3.6% general excise tax imposed on goods manufactured in Puerto Rico. Other items, such as fuel, crude oil and petroleum products, and vehicles, however, remain subject to the excise tax previously applicable to such items, and are not subject to the Sales Tax.

The Sales Tax became effective on November 15, 2006 and the effective date of the repeal of the 5% general excise tax was October 16, 2006. Municipalities were authorized to implement the Municipal Sales Tax starting on July 1, 2006. The revenues derived from the Sales Tax are distributed as follows: 5.5% goes to the central government and 1.5% to Puerto Rico’s municipalities. One half of the 5.5% Commonwealth Sales Tax is transferred to the Dedicated Sales Tax Fund, created by Act 91 of 2006, as amended, and the balance goes to the General Fund. The 1.5% Municipal Sales Tax is divided as follows: (i) 1% goes to the municipalities, and (ii) 0.5% goes to the Municipal Improvements Fund. The increase in revenues generated by the Sales Tax has been partly offset by the elimination of the 5% general excise tax and the effect of the income tax reduction measures included in Act 117.

The Treasury Department has reported and recorded Commonwealth Sales Tax revenues on a “modified cash basis.” This means that the figures for each month represent the sales taxes corresponding to sales made by merchants and retailers and sales tax collected by such merchants and retailers during that month, but reported and remitted to the Treasury Department during the following month.

Effective fiscal year 2010, the Treasury Department began reporting Commonwealth Sales Tax revenues on a cash basis in order to report these revenues on the same basis and at the same time as it reports all other tax revenues. Accordingly, for fiscal year 2010, Commonwealth Sales Tax revenues were reported in the month in which such revenues were received by the Treasury Department. The new reporting method became effective as of July 1, 2009. Thus, the figures for sales tax collections previously reported in June 2009 were transferred to July 2009.

The Sales Tax generated revenues for the General Fund of approximately $547.6 million for fiscal year 2011.

The Treasury Department has also sponsored legislation to limit or close certain gaps that existed in Act 117, as amended. In this regard, one of the amendments incorporated in Act 7 requires a merchant or retailer to file his or her Commonwealth Sales Tax monthly return on or prior to the tenth day of the following month, rather than the twentieth day (as originally required in Act 117). Such amendment also provides that the Commonwealth Sales Tax exemption applicable to resellers applies only to merchants and retailers (i) with gross sales greater than or equal to $500,000 or (ii) that do not meet the $500,000 sales threshold but meet certain other requirements imposed by the Treasury Department. A merchant or retailer that meets neither the $500,000 threshold nor the other requirements imposed by the Treasury Department would still be entitled to a credit on sales tax paid on merchandise acquired for resale that must be claimed in each monthly filing. This measure is intended to enable responsible taxpayers to take advantage of the exemption while preventing non-compliant merchants and retailers from abusing the exemption.

Excise Taxes

The PR Code imposes an excise tax on certain articles and commodities, such as cigarettes, alcohol, sugar, cement, motor vehicles, heavy equipment, boats and certain petroleum products, which are taxed at different rates.

Under Act 7, the excise tax was increased on certain articles (cigarettes and certain alcoholic beverages) and was expanded with respect to others (motor vehicles). With respect to cigarettes, the increase was approximately 81% per taxable unit. For certain alcoholic beverages, the increase ranges between $0.30 and $0.70 per standard gallon. Motor vehicles, motorcycles, all terrain vehicles and “scooters,” which used to be subject to the Sales Tax, are now subject to an excise tax of 10%.

Property Taxes

Personal property, which accounts for approximately 46% of total collections of taxable property, is self-assessed. Real property taxes are assessed based on 1958 property values. No real property reassessment has been made since 1958, and construction taking place after that year has been assessed on the basis of what the value of the property would have been in 1958. Accordingly, the overall assessed valuation of real property for taxation purposes is substantially lower than the actual market value. Also, an exemption on the first $150,000 of assessed valuation in owner-occupied residences is available.

Property taxes are assessed, determined and collected for the benefit of the municipalities by the Municipal Revenues Collection Center (“CRIM”), a government instrumentality of the Commonwealth. However, 1.03% of the property tax based on the assessed value of all property (other than exempted property) is used for purposes of paying the Commonwealth’s general obligation debt and is deposited in the Commonwealth’s Redemption Fund.

One of the amendments incorporated in Act 7 was that, for fiscal years 2010 through 2013, the appraisal values of real property in Puerto Rico were increased tenfold and the real personal property tax rates applicable to such values were reduced tenfold so as to offset any increased tax that would have otherwise been applicable due to the increase in appraisal values. This temporary amendment, which is expected to be revenue neutral, was intended to increase the borrowing capacity of Puerto Rico’s municipalities.

Act 7 did impose, however, an additional real property tax on residential and commercial real properties with appraised values in excess of approximately $210,000. This tax was to apply during fiscal years 2010, 2011 and 2012, or until $690 million was collected. The additional real property tax, which was to be collected by the Treasury Department, was to be equal to 0.591% of such properties’ appraised value as determined by CRIM. Act 1 of 2011 eliminated this additional real property tax for fiscal year 2012.

Other Taxes and Revenues

Motor vehicle license plate and registration fees comprise the major portion of license tax receipts.

Non-tax revenues consist principally of lottery proceeds, documentary stamps, permits, fees and forfeits, proceeds of land sales and receipts from public corporations in lieu of taxes.

Revenues from Non-Commonwealth Sources

Revenues from non-Commonwealth sources include customs duties collected in Puerto Rico and excise taxes on shipments of rum from Puerto Rico to the United States mainland. The customs duties and excise taxes on shipments are imposed and collected by the United States and returned to the Commonwealth. As of December 6, 2011, the excise tax on shipments of rum from Puerto Rico and other rum producing countries was $13.50 per gallon. Of this amount, as of December 6, 2011, the lesser of $10.50 per proof gallon and the actual excise tax imposed was returned (“covered over”) to the Commonwealth. Since 1999, however, the U.S. Congress has enacted special supplementary legislation increasing the maximum amount covered over to the Commonwealth to $13.25 per proof gallon. For fiscal year 2011, the total excise taxes on rum shipments returned to the Commonwealth was $430 million, of which $329 million went to the General Fund.

In June 2008, the Government of the United States Virgin Islands (the “USVI”) signed an agreement with Diageo USVI, Inc. (“Diageo”) for the construction and operation of a new rum distillery in St. Croix, USVI, that is to manufacture Captain Morgan branded products to be sold in the United States beginning in January 2012. As of December 6, 2011, all rum used in Captain Morgan products sold in the United States was procured through a supply contract with Serralles Distillery (“Serralles”) in Puerto Rico which was due to expire on December 31, 2011. The Government estimates that the exports of Captain Morgan rum produced in Puerto Rico by Serralles during calendar year 2009 were 9,403,224 proof gallons. These rum exports of Captain Morgan resulted in an estimated $124.5 million in excise tax on rum shipments returned by the United States to Puerto Rico during fiscal year 2009. As a result of the termination of the contract between Serralles and Diageo, it is expected that after 2011, the income received by the Commonwealth from the federal excise tax on rum shipments will decrease unless Serralles is able to find other clients in the United States for the volume of bulk rum previously purchased by Diageo for its Captain Morgan products.

In an effort to maintain the local rum industry, as a result of the threat posed by the USVI’s agreement with Diageo, and preserve or increase the amount of federal excise taxes on rum shipments returned to the Commonwealth under the cover-over program, the Governor signed Act No. 178 of December 1, 2010 (“Act 178”), which increases from 10% to 25% the portion of the monies from the federal excise tax that the Commonwealth may invest to provide incentives to and promote the Puerto Rican rum industry. The law also authorizes the Governor to increase this percentage up to 46% after December 31, 2011, through an Executive Order. In order to promote the Puerto Rican rum industry in general, the amount received from such refund is to be transferred to a special account of the General Fund, which may be used for marketing, production and infrastructure investment incentives. Effective January 1, 2011, Act 1 of 2011 replaced Act 178 and contains identical provisions.

As permitted under Act 1 of 2011, the Government has entered into a definitive agreement with two rum producers and, as of December 6, 2011, was in negotiations with other producers to provide them a series of subsidies and incentives by allowing such companies to benefit from the cover-over program rebate. These agreements are expected to promote and encourage the export of rum produced in Puerto Rico. As a result of these agreements, during fiscal year 2012 the Treasury Department expected to disburse approximately $72 million of total revenues from the federal excise tax on rum shipments for these subsidies and incentives. This amount was expected to be partially offset by the economic activity generated by the increased investment in Puerto Rico by these rum producers.

Federal Grants

Puerto Rico receives grants under numerous federal programs. Federal grants to the agencies and instrumentalities of the Commonwealth government were projected to be $4.784 billion for fiscal year 2012, a decrease of $111 million, or 2%, from fiscal year 2011. This projected decrease in federal grants was due to the termination of the ARRA program.

Puerto Rico expected to receive a total of approximately $7.022 billion in stimulus funds from ARRA, of which $508 million, $2.68 billion and $2.18 billion were disbursed by the government during fiscal years 2009, 2010 and 2011, respectively. The amount of $1.36 million was expected to be disbursed by the government during fiscal year 2012. As of October 14, 2011, the Commonwealth had disbursed $5.533 billion in ARRA funds, or 78.8%, of awarded funds.

Administrative Measures to Increase Collections of Income, Sales, and Excise Taxes and Property Taxes

The Treasury Department has elaborated a strategic plan designed to improve tax collections. The plan includes initiatives to foster tax compliance, implement effective enforcement measures, and attack tax evasion. To promote taxpayers’ compliance, the Treasury Department has liberalized the procedures to enter into payment plans and offers-in-compromise agreements, and has encouraged voluntary disclosure agreements.

In addition, the Treasury Department has developed initiatives focused on effective enforcement methods, such as improving the efficiency of its audit selection process, the creation of technological solutions to improve collections, and the establishment of cooperation agreements with federal and local governmental agencies. The Treasury Department is also integrating its databases and establishing a tax intelligence project to identify tax evasion and improve its audit selection process.

Specifically, the Treasury Department has developed various initiatives directed towards increasing collections of income taxes and the Commonwealth sales tax through the implementation of various enforcement and compliance programs. Among these revenue raising initiatives is a voluntary disclosure program that provides taxpayers that meet certain criteria the opportunity to pay taxes and interest owed on unreported income and, in certain circumstances, avoid the payment of surcharges and penalties. Under this program, which began on July 1, 2009, the Treasury Department has reviewed 568 cases and collected approximately $64.2 million. In May 2010, the Treasury Department also began to deliver letters to taxpayers identified by the tax intelligence program to encourage the use of the voluntary disclosure program. As of October 15, 2010, the Treasury Department had sent approximately 7,900 letters and had received responses from 2,000 taxpayers. Moreover, the Treasury Department sent 1,000 additional letters in March 2011 and 2,200 additional letters in April 2011 as a second notice to taxpayers that did not respond to the first letter of May 2010.

Other programs are geared towards the use of technology to detect noncompliance. For example, the Treasury Department completed in November 2010 the integration of its general computer systems with the sales tax database in order to better detect non-compliance. The Treasury Department has also implemented a program whereby its officers use hand held scanning devices to cross-check merchant licenses. Recently, the Treasury Department discontinued the use of the hand held scanning devices and plans to provide tablet computers to its agents, beginning in December 2011, that will allow them to review a broader range of compliance criteria, such as merchant licenses, Commonwealth Sales Tax sales and point of sale system compliance.

On September 28, 2010, the Treasury Department signed an agreement for the implementation of a new point of sale system that is intended to strengthen its sales tax enforcement efforts. The system is designed to: (i) transmit daily to the Treasury Department information on all sales tax transactions; (ii) reconcile transmitted transactional information with information reported by merchants; (iii) provide wireless transmission devices for use by street vendors; and (iv) capture a greater percentage of cash sales through the implementation of a special lottery using sales receipts as lottery tickets. The Treasury Department began a two phase implementation of this new point of sale system in December 1, 2010, through a pilot program in which 200 merchants in the Municipality of Ponce were selected to participate. The second phase, which includes the initial implementation of the point of sale system throughout the island, started in March 2011. Implementation of the new system was expected to be completed by the end of Fiscal Year 2011-2012 and was expected to increase sales tax collections by $200 million during the first year. As of November 7, 2011, the point of sale devices captured approximately 187.4 million transactions which resulted in sales of $4.4 billion and Commonwealth Sales Tax collections of $155.6 million. The Treasury Department adopted regulations on December 14, 2010 requiring that all qualifying merchants register for participation in the point of sale system program on or prior to April 30, 2011. As of October 27, 2011, 191,037 locations had registered in the program, and the Commonwealth has indicated that 59,884 of such locations will be required to acquire and use the new point of sale system.

The Treasury Department has begun to detect inconsistencies between the information captured by the point of sale system and that reported by merchants and retailers. The principal inconsistencies are: (i) merchants and retailers that report sales through the point of sale system but do not file monthly returns, (ii) sales reported through the point of sale system are higher than those reported in the monthly returns, (iii) cash credits claimed through the point of sale system are equal to the sales reported, and (iv) merchants and retailers are not reporting cash sales. In order to address these possible instances of non-compliance, the Treasury Department has created a task force consisting of fiscal auditors and agents from the Sales and Use Tax Bureau and the Tax Evasion Bureau. The fiscal auditors are responsible for investigating inconsistencies reported by the point of sale system, determine tax deficiencies and issue preliminary deficiency notices. The agents of the Sales and Use Tax Bureau provide assistance to the fiscal auditors in connection with any additional information requirements and visit merchants and retailers to investigate the status of their permits and point of sale systems. Finally, the agents from the Tax Evasion Bureau are responsible for investigating any tax crimes discovered by the fiscal auditors and/or agents from the Sales and Use Tax Bureau. As a result of this initiative, as of October 5, 2011, the Treasury Department had identified approximately 33,481 unfiled monthly returns and sent notices to approximately 5,125 merchants and retailers. As of October 31, 2011, approximately 1,181 merchants and retailers had responded to the notices and approximately 2,577 unfiled monthly returns were filed resulting in taxable sales reported of approximately $24.7 million and sales and use tax collections of $1.4 million. The Commonwealth has indicated that merchants and retailers that filed monthly returns reporting no sales will receive a deficiency notice and all other merchants and retailers that have not responded will be referred to a fiscal auditor or the Tax Evasion Bureau.

In addition, the Treasury Department established “IVU Alerta” in order to enhance Commonwealth Sales Tax compliance. “IVU Alerta” is an internet and telephone hotline through which customers and merchants can report violations related to the Commonwealth Sales Tax. This initiative started in November 29, 2010 and, as of November 4, 2011, had received 5,610 complaints, of which 4,229 have been investigated resulting in fines of approximately $5.5 million.

Other initiatives include the establishment of tax liens pursuant to the procedures of Act No. 12 of January 20, 2010, which enables the creation of tax liens through an expedited process. As of October 2011, the Treasury Department had established 16,000 liens in favor of the Commonwealth over approximately $742.5 million in assets. The Treasury Department is also enforcing a provision of Act 7 that allows the Treasury Department to revoke a certificate of exemption held by a merchant or retailer that fails to pay sales taxes collected in full by the 10th day of the month. Also, the Treasury Department plans to begin to seize the assets of businesses that are delinquent on their sales tax payments. In addition, the Treasury Department has entered into agreements with various municipalities to conduct simultaneous field visits and joint audits in order to increase the effectiveness of sales tax enforcement efforts, such as the ones described above.

Act No. 172 of November 15, 2010 established that taxpayers which applied for a voluntary disclosure program on or before April 15, 2011 would be eligible for a 20% flat income tax rate on the gross amounts reported and would not be subject to interest, surcharges and penalty fees. This legislation extended the benefits of the program to municipal license tax declarations for which taxpayers would pay principal on the municipal tax determined, but would not be subject to interest, surcharges and penalty fees. Declarations by taxpayers had to relate to tax years commenced after July 1, 2003 and ending on or before December 31, 2009, and payment of tax determined under the program had to be paid no later than June 30, 2011. As of December 6, 2011, the Governor had recently signed Act No. 64 of April 19, 2011, which extended the disclosure period until June 30, 2011.

The Treasury Department also implemented a temporary measure to collect on payroll and employer withholding debts. This measure allowed employers to enter into payment plans with the Treasury Department, subject to the employer making a down payment of 25%, in the case of payroll debts, and 40%, in the case of employer withholding debts, of the total outstanding debt. The payment plans did not provide for the abatement of interest, surcharges and penalties and the same had to be initiated on or before June 30, 2011. As of June 31, 2011, 216 employers had entered into payment plan agreements in the amount of $5.5 million and made down payments in the amount of $1.7 million.

Expenses

Insurance Matters

Government-owned property is insured through policies obtained by the Secretary of the Treasury and through self-insurance, except for property owned by PREPA and PRASA, whose properties are insured through arrangements and policies obtained by the respective Authorities. Personal injury awards against the Commonwealth are limited by law to $150,000 per occurrence.

Retirement Systems

General. Substantially all of the public employees of the Commonwealth and its instrumentalities are covered by five retirement systems: the Employees Retirement System of the Government of the Commonwealth (the “Employees Retirement System”), the Puerto Rico System of Annuities and Pensions for Teachers (the “Teachers Retirement System”), the Commonwealth Judiciary Retirement System (the “Judiciary Retirement System”), the Retirement System of the University of Puerto Rico (the “University Retirement System”) and the Employees Retirement System of Puerto Rico Electric Power Authority (the “Electric Power Authority Retirement System”). The Employees Retirement System and the Teachers Retirement System are the largest plans, both in number of active members and retirees and in the amount of their actuarial accrued liabilities.

The University Retirement System and the Electric Power Authority Retirement System covers employees of the University of Puerto Rico and Electric Power Authority, respectively, and are funded by those public corporations from their revenues. Although the Commonwealth is not required to contribute directly to those two systems, a large portion of the University’s revenues is derived from legally mandated legislative appropriations. The discussion that follows only covers the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System (each a “Retirement System” and, collectively, the “Retirement Systems”).

The Employees Retirement System is a trust created by Act No. 447 of May 15, 1951 (“Act 447”) and is a hybrid defined benefit plan consisting of different benefit structures. Members who entered the Employees Retirement System on or before December 31, 1999 generally participate in a defined benefit program. Members participating in the defined benefit program prior to April 1, 1990 (“Act 447 Participants”) are entitled to the highest benefits structure, while those who became members on or after April 1, 1990 (“Act 1 Participants”) are subject to a longer vesting period and a reduced level of benefits, as provided by Act No. 1 of February 16, 1990 (“Act 1 of 1990”).

In 1999, Act 447 was amended to close the defined benefit program and, prospectively, establish a new benefit structure similar to a cash balance plan (this new benefit structure is referred to as “System 2000”). Members who entered the Employees Retirement System on or after January 1, 2000 (“System 2000 Participants”) participate solely in System 2000. Under the System 2000 benefits structure, a participant is entitled to receive a lump-sum payment, which may be received in full or used to purchase an annuity from a third party, based solely on the amounts contributed by such participant. System 2000 Participants receive periodic account statements similar to those of defined contribution plans showing their accrued balances. System 2000 Participants do not benefit from any employer contributions. Instead, employer contributions with respect to System 2000 Participants are used to reduce the accumulated unfunded pension benefit obligation of the Employees Retirement System.

System 2000 is not a separate plan as there are no separate accounts for System 2000 Participants. Contributions received from System 2000 Participants are pooled and invested by the Employees Retirement System together with the assets corresponding to the defined benefit structure. Thus, future benefit payments under the original defined benefit structure and System 2000 will be paid from the same pool of assets of the Employees Retirement System.

The Teachers Retirement System is a trust created by Act No. 91 of March 29, 2004 (“Act 91 of 2004”), which superseded Act No. 218 of May 6, 1951, and is a defined benefit pension plan. The Judiciary Retirement System is a trust created by Act No. 12 of October 19, 1954 and is also a defined benefit pension plan.

The Retirement Systems are funded principally by contributions made by employers (the Commonwealth, public corporations and municipalities) and employees, as well as investment income.

Covered Employees. The Employees Retirement System covers substantially all employees of the departments and agencies of the Commonwealth, all members and regular employees of the Legislative Branch, and all employees of the public corporations (other than the University of Puerto Rico or the Electric Power Authority) and municipalities, except for those employees that are covered by the other two Retirement Systems. The Judiciary Retirement System only covers judges.

The Teachers Retirement System covers public school teachers and certain private school teachers, as well as teachers working in administrative positions. Act 91 of 2004 establishes that: (i) the Teachers Retirement System’s active employees as of March 29, 2004 (not public school teachers or other Department of Education employees) have the option to participate in the Teachers Retirement System or in the Employees Retirement System; (ii) persons hired by the Teachers Retirement System after the approval of the new law may only become members of the Teachers Retirement System, (iii) active teacher employees of the Department of Education are members of the Teachers Retirement System, and (iv) licensed teachers working in private schools or other educational organizations may elect to become members of the Teachers Retirement System as long as the required employer and employee contributions are satisfied. As of December 6, 2011, there were no teachers from private schools or other educational institutions participating in the Teachers Retirement System.

The Commonwealth central government (consisting of department and agencies) is not the only employer participating in the Employees Retirement System. The municipalities and most public corporations participate as employers as well with respect to their employees. However, the assets contributed by the Commonwealth central government and all other employers are invested together and not otherwise segregated. As of June 30, 2011, the central government was responsible for making contributions with respect to 82,554 active members of the Employees Retirement System, or 60.7% of total active members (consisting of 19,230 Act 447 Participants,

33,347 Act 1 Participants and 29,977 System 2000 Participants). Municipalities were responsible for 32,264, or 23.7%, active members, and public corporations were responsible for 21,154, or 15.6%, active members.

Funding Requirements. The Commonwealth central government is responsible for approximately 59% of total employer contributions to the Employees Retirement System, and the other 41% is the responsibility of public corporations and municipalities. The Commonwealth central government is also responsible for 100% and 99% of total employer contributions to the Judiciary and Teachers Retirement Systems, respectively. Retirement and related benefits provided by the Retirement Systems and required contributions to the Retirement Systems by employers and employees are determined by law rather than by actuarial requirements. The Commonwealth is ultimately responsible for any funding deficiency with respect to central government employees in the three Retirement Systems.

As of July 1, 2011, after the adoption of Act 116, the statutory employer contribution for the Employees Retirement System increased from a minimum of 9.275% to a minimum of 10.275% of covered payroll. Covered payroll is the compensation regularly paid to active employees on which contributions to the retirement systems are computed and is generally equivalent to their annual salary. The employer contribution rate of 9.275% had been in effect since February 1990. Act 447 requires that employer contributions cover the difference between (i) the benefits provided by the System, plus administrative costs, and (ii) the contributions that employees are required to make to the System. This requirement, however, has not been adhered to and the level of employer contributions has been limited to the minimum statutory rate.

Required employee contributions for the Employees Retirement System vary according to how the individual employee’s retirement benefits are coordinated with social security benefits.

As of July 1, 2011, after the adoption of Act 114, the statutory employer contribution for the Teachers Retirement System increased from 8.5% to 9.5% of covered payroll. The statutory employee contribution for the Teachers Retirement System is 9.0% of covered payroll. For the Judiciary Retirement System, the employer contribution is 30.34% of covered payroll and 8% for the employees. The employer contribution rate for the Judiciary Retirement System increased from 20.0% to 30.34% of payroll as of July 1, 2008.

Benefits and Special Benefits. Each Retirement System provides basic benefits principally consisting of a retirement annuity and death and disability benefits (collectively referred to herein as “Basic System Pension Benefits”). Each also administers benefits granted under various special laws that have provided additional benefits for the retirees and beneficiaries (collectively referred to herein as “System Administered Pension Benefits”). The System Administered Pension Benefits include, among other things, additional minimum pension, death and disability benefits, ad-hoc cost-of-living adjustments and summer and Christmas bonuses.

The System Administered Pension Benefits are funded on a pay-as-you-go basis by the Commonwealth from the General Fund or by the participating public corporation and municipalities. These benefits are not an obligation of the respective Retirement Systems. Except for the System Administered Pension Benefits corresponding to former employees of municipalities and public corporations, which are obligations of the municipalities and public corporations, most of the funds used to cover these benefits are required to be paid by the Commonwealth through annual appropriations from the General Fund. Historically, however, the Retirement Systems have made current payments of System Administered Pension Benefits to participants but the costs of these pension benefits have not been recouped by the Retirement Systems in full and on a timely basis from the Commonwealth and the participating public corporations and municipalities.

Through June 30, 2004, the Teachers Retirement System had paid $119.6 million from its resources to cover System Administered Pension Benefits that should have been received from the Commonwealth through annual appropriations. On May 31, 2004, the Teachers Retirement System made a claim to OMB to collect this amount. OMB disputed the Teachers Retirement System’s interpretation of certain System Administered Pension Benefit laws to the effect that the Commonwealth is required to reimburse the Teachers Retirement System for such benefits paid. During 2009, the Department of Education paid $12.2 million that was part of the amounts claimed to OMB. On April 23, 2010, OMB and the Teachers Retirement System settled the remaining claim for $53.8 million, to be paid in five equal installments of $10.8 million during the five fiscal years starting in fiscal year 2011. In July 2011, the Teachers Retirement System received the second installment.

The Employees Retirement System is also seeking reimbursement from the Commonwealth, the municipalities and public corporations in the amount of approximately $78 million, $24 million and $40 million, respectively, for cumulative System Administered Pension Benefits paid to its beneficiaries through June 30, 2011.

Composition and Market Value of Investment Portfolios. As of June 30, 2011, the market value of the Employees Retirement System’s investment portfolio was $4.224 billion (unaudited), compared to $4.138 billion as of June 30, 2010. As of June 30, 2011, the investment portfolio was comprised of approximately 31.4% of U.S. domestic and international equity investments, 24.5% of fixed income securities, 30.5% of internally managed mortgage and personal loans portfolio, 12.0% of short-term cash equivalents, and 1.6% of other investments. As of September 30, 2011, the market value of the Employees Retirement System’s investment portfolio was $4.046 billion. The decrease in value of the investment portfolio since June 30, 2011 principally reflects market fluctuations and the continued use of investment portfolio assets to pay current benefits.

As of June 30, 2011, the market value of the Teachers Retirement System’s investment portfolio was $2.338 billion (unaudited), compared to $2.157 billion as of June 30, 2010. As of June 30, 2011, the investment portfolio was comprised of approximately 51.9% of U.S. domestic and international equity investments, 26.3% of fixed income securities, 17.5% of internally managed mortgage and personal loans portfolio, 3.1% of short-term cash equivalents, and 1.1% of other investments. As of September 30, 2011, the market value of the Teachers Retirement System’s investment portfolio was $2.123 billion. The decrease in value of the investment portfolio since June 30, 2011 principally reflects market fluctuations and the continued use of investment portfolio assets to pay current benefits.

As of June 30, 2011, the market value of the Judiciary Retirement System’s investment portfolio was $60.6 million (unaudited), compared to $80.5 million as of June 30, 2010. As of June 30, 2011, the investment portfolio was comprised of approximately 31.9% of U.S. domestic and international equity investments, 59.3% of fixed income securities, 1.2% of internally managed mortgage and personal loans portfolio, and 7.6% of short-term cash equivalents. As of September 30, 2011, the market value of the Judiciary Retirement System’s investment portfolio was $65.9 million.

Actuarial Valuations of the Retirement Systems. Historically, each of the Retirement Systems has conducted an actuarial valuation as of the end of every two fiscal years. However, due to the deterioration of the funding status of the Retirement Systems, each of the Retirement Systems began conducting annual actuarial valuations effective June 30, 2009. As of December 6, 2011, the latest actuarial valuations were conducted by Milliman Inc., a firm of independent consulting actuaries, as of June 30, 2010.

The purpose of an actuarial valuation is to calculate the actuarial accrued liability of each of the Retirement Systems, which estimates on the basis of demographic and economic assumptions the present value of the benefits that each of the Retirement Systems will pay to its retired members and active members upon retirement. The actuarial valuations are performed in accordance with generally recognized and accepted actuarial principles and practices. The actuarial valuation compares the actuarial accrued liability with the actuarial value of assets and any excess of that liability over the assets represents an unfunded actuarial accrued liability (“UAAL”) of the applicable Retirement System. In the case of the actuarial valuations of the Retirement Systems, the actuarial value of assets is equal to the market value of assets (net of liabilities). An actuarial valuation will also express the percentage that a Retirement System is funded through a “Funded Ratio” which represents the quotient obtained by dividing the actuarial value of assets of the Retirement System by the actuarial accrued liability of the Retirement System. An actuarial valuation will also state an actuarially recommended contribution rate, which is a recommended rate of covered payroll that consists of two components: (1) normal cost, which generally represents the portion of the present value of retirement benefits that are allocable to active members’ current year service, and (2) an amortized portion of the UAAL. The amount that the Commonwealth and other participating entities actually contribute to the Retirement Systems is determined by statute and does not follow the recommendations of the actuaries. If additional employer contributions were to be made, they would have to be included in the Governor’s budget request and approved by the Legislature.

To calculate the actuarial accrued liability of each of the Retirement Systems, the actuarial valuations use several actuarial assumptions. Some examples of these assumptions include an expected rate of return of assets, age of retirement of active members, future pay increases for current employees, assumed rates of disability and post-employment life expectancies of retirees and beneficiaries. If the experience of the Retirement Systems is different from these assumptions, the UAAL of the Retirement Systems may increase or decrease to the extent of any variances. The actual return of assets of each of the Retirement Systems during fiscal year 2009 was significantly lower than the assumed investment return utilized to prepare the actuarial accrued liability. The actual return of assets of each of the Retirement Systems for fiscal years 2010 and 2011, however, was higher than the assumed investment return used to prepare the actuarial valuations as of June 30, 2010. The Retirement Systems expect that the assumed investment return to be used in the actuarial valuations as of June 30, 2011, which were being prepared as of December 6, 2011, will be lower than the assumed investment return used in the actuarial valuations as of June 30, 2010, which in turn will cause an increase in the UAAL.

The actual rate of return on assets of the Retirement Systems depends on the performance of their respective investment portfolios, which can vary materially from the expected rates of return assumed in the actuarial valuations. The investment portfolios of the respective Retirement Systems can be volatile. The value of the securities in the investment portfolios can dramatically change from one fiscal year to the next, which could, in turn, cause substantial increases or decreases in the net assets of the Retirement Systems, which directly impacts the UAAL. For fiscal year 2009, the annual rates of return of the assets of the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System were negative 10.0%, negative 16.0% and negative 18.2%, respectively, contributing to the increase in the UAAL of the Retirement Systems between fiscal year 2007 and fiscal year 2009. For fiscal year 2010, the year-end return of the assets of the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was 8.7%, 12.5% and 12.7%, respectively. For fiscal year 2011, the year-end return of the assets of the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was 16.3%, 22.5% and 20.5%, respectively.

Based on the current funding requirements of the Retirement Systems, the UAAL of the Retirement Systems will continue to increase indefinitely into the future instead of being amortized and future scheduled contributions at the current funding rates will not be sufficient to make future benefit payments when due. Additional funding from the Commonwealth will ultimately be necessary to cover such unfunded obligation. It is estimated that the Commonwealth would be responsible for approximately 64% of any such funding deficiency of the Employees Retirement System and approximately 74% of the combined funding deficiency of the Retirement Systems, with the balance being the responsibility of the municipalities and participating public corporations.

Funding Shortfalls. For several fiscal years, actual employer and employee contributions to each of the Retirement Systems have been lower than annual Basic System Pension Benefits payments and administrative expenses. These shortfalls in contributions over the amounts required to pay Basic System Pension Benefits and expenses are referred to herein as “funding shortfalls.” The funding shortfalls, however, do not reflect the actual cash flow position of the Retirement Systems, which is affected, among other things, by their investment and financing activities. One type of investment that has particularly contributed to the deterioration of the Retirement Systems’ actual cash position has been the increase in personal loans to their members.

On August 8, 2011, the Board of Trustees of the Employees Retirement System adopted a new regulation regarding the rules relating to the concession of personal loans to its members, which, among other changes, lowers the maximum amount of those loans from $15,000 to $5,000. This change is expected to improve gradually the Employees Retirement System’s liquidity. For a description of other measures taken to improve the liquidity of the Employees Retirement System, see “Overview of Economic and Fiscal Condition—Fiscal Condition—Unfunded Pension and Non-Pension Post-Employment Benefit Obligations and Funding Shortfalls of the Retirement Systems.”

The Retirement Systems have been forced to cover the funding shortfalls with investment income, loans from financial institutions and various non-recurring sources of funds. In some fiscal years, the funding shortfall has also exceeded the investment income of the Retirement Systems, causing the Systems’ assets to decline and adversely affecting the funded status.

Besides using investment income to cover benefit payments, the Employees Retirement System has covered some of its historical funding shortfalls with the sale of investment portfolio assets and proceeds of loans from the Treasury Department or other financial institutions, some of which have been collateralized with the System’s assets. During 2008, the Employees Retirement System issued approximately $2.9 billion of Senior Pension Funding Bonds (the “Pension Bonds”), for which repayment the Employees Retirement System pledged all employer contributions made after the issuance of the bonds. The Pension Bonds increased the funds of the Employees Retirement System available to pay pension benefits. Although the original expectation was that the Employees Retirement System’s investment earnings on the proceeds of the Pension Bonds would exceed the cost of the debt, the Employees Retirement System’s investment earnings on the proceeds of the Pension Bonds have in fact been lower than the cost of the Pension Bonds. As a result of market declines since the issuance of the Pension Bonds, the market value of some of the investments made with Pension Bonds proceeds is below their original cost. Thus, through December 6, 2011, the Pension Bonds transactions had negatively affected the UAAL of the Employees Retirement System.

The Employees Retirement System anticipates that, based on the current contributions and benefit structure, its future cash flow needs for disbursement of benefits to participants, administrative expenses and debt service are likely to continue to exceed the sum of the employer and employee contributions received and its investment and other recurring income. For fiscal year 2012, the Employees Retirement System expected to have a funding shortfall (after payment of debt service on the Pension Bonds) of $741 million and this negative trend is expected to continue. Based on the Employees Retirement System’s funding and disbursement projections as of June 30, 2010 (which reflect continued funding shortfalls) and other assumptions, the actuarial valuation as of June 30, 2010 states that the System is being rapidly disfunded and projects that its net assets (total assets minus the Pension Bonds and other liabilities) will be depleted by fiscal year 2014 and its gross assets will be depleted by fiscal year 2019. This means that during the period from fiscal year 2014 through fiscal year 2019, benefits are expected to be paid from the proceeds of the Pension Bonds, and that after depletion of the gross assets, there would be no funds remaining to pay pension benefits or debt service on the pension obligation bonds. As a result of the increases in employer contributions adopted in July 2011, the Administrator of the Retirement Systems projects that the period before depletion of the assets will be extended by three to four years.

The Teachers Retirement System has also covered funding shortfalls during the prior five fiscal years through the sale of investment portfolio assets. For fiscal year 2012, the Teachers Retirement System expected to have a funding shortfall of approximately $287 million, and this negative trend is expected to continue. Based on the Teachers Retirement System’s funding and disbursement projections as of June 30, 2010 (which reflect continued funding shortfalls) and other assumptions, the actuarial valuation as of June 30, 2010 states that the System is being gradually disfunded and projects that its net and gross assets will be depleted by fiscal year 2020. As a result of the increases in employer contributions adopted in July 2011, as described below, the Administrator of the Retirement Systems projects that the period before depletion of the assets will be extended by three to four years.

The Judiciary Retirement System has also experienced funding shortfalls during the last five fiscal years and has used investment income to cover some of these shortfalls. For fiscal year 2012, the Judiciary Retirement

System expected to have a funding shortfall of approximately $8.5 million, and this negative trend is expected to continue. Based on the Judiciary Retirement System’s funding and disbursement projections as of June 30, 2010 (which reflect continued funding shortfalls) and other assumptions, the actuarial valuation as of June 30, 2010 states that the System is being disfunded and projects that its net and gross assets will be depleted by fiscal year 2018.

The estimated years for depletion of the assets stated above could vary depending on how actual results differ from the assumptions used in the actuarial valuations, as well as based on any future changes to the contribution and benefits structures of the Retirement Systems.

The consulting actuaries have recommended that the funding requirements of the Retirement Systems be significantly increased in light of (i) the expected negative net cash flows and exhaustion of plan assets, (ii) the forecasted decrease in funded status, and (iii) the actuarially recommended contributions which significantly exceed actual employer contributions.

Factors That Have Contributed to Deterioration in Financial Solvency of the Employees Retirement System. On June 30, 2010, the Employees Retirement System and GDB, as fiscal agent, retained Conway MacKenzie, Inc (“CMI”), a financial advisory firm, to identify and analyze key events and decisions that have contributed to the current financial crisis of the Employees Retirement System, including the deterioration of its funded ratio. CMI issued its report in October 2010. In its report, CMI identified the following five factors as fundamental in the deterioration of the financial health of the Employees Retirement System: (i) historical inadequate funding procedures, (ii) special laws, (iii) early retirement programs, (iv) personal loans, and (v) the 2008 issuances of Pension Bonds.

The report reviews the historical funding levels of the Employees Retirement System and concludes that the Employees Retirement System has been underfunded since its inception in 1951, essentially as a result of statutory funding rates that fall below actuarially determined contribution rates. In addition to inadequate annual contributions, CMI notes that investment returns and other recurring income have been insufficient to cover annual benefit payments and operating expenses, resulting in cash flow shortfalls that have forced the Employees Retirement System to liquidate plan assets.

CMI also identified the enactment of numerous special laws, which have granted incremental retirement benefits to participants beyond those provided by Act 447 and Act 1 of 1990, as having exacerbated the deteriorating financial condition of the Employees Retirement System. Many special laws were adopted without the Government securing a viable, long-term source of funding for such additional benefits, including the adoption of special laws during periods when the Government was incurring budgetary deficits. As a result, the Employees Retirement System was forced to fund the benefits granted under these special laws, resulting in significant past-due receivables from the Commonwealth and participating public corporations and municipalities.

The adoption of several early retirement programs is also identified as having affected the financial solvency of the Employees Retirement System. These programs were adopted in order to reduce the size of the public workforce and thereby decrease payroll costs. These programs, however, were generally not accompanied by up-front funding of the associated retirement costs and had a negative cash flow impact on the Employees Retirement System as the System funded early retirement benefits without timely reimbursement from the Commonwealth or sponsoring public corporation or municipality. In addition, the CMI report notes that it appears that many of these programs did not ultimately result in their intended goals of reducing the size of the public workforce.

Another factor identified by CMI as having contributed to the deterioration of the Employees Retirement System was the adoption in 2007 of an increase in the maximum loan balance for personal loans to members, from $5,000 to $15,000. This increase has resulted in a significant cash flow drain to the Employees Retirement

System, amounting to approximately $600 million during the last four fiscal years. Although the loans are secured by the employee contributions and collected through payroll withholdings, the significant cash flow to provide personal loans has required the liquidation of plan assets. As a result, a significant percentage of the Employees Retirement System’s assets are now invested in personal loans that are illiquid investments. As noted above, a new regulation adopted on August 8, 2011 by the Board of Trustees of the Employees Retirement System reverses this change going forward.

The CMI report also addressed the 2008 issuances of approximately $2.9 billion in Pension Bonds. The Pension Bonds were issued with the intent of increasing the funds available to the Employees Retirement System to pay benefit obligations and to reduce the UAAL. The Employees Retirement System expected to achieve these goals by investing the proceeds of the Pension Bonds at a higher return than the cost of the debt, thereby achieving a positive arbitrage. However, CMI found that potential risks were not thoroughly or properly analyzed. In fact, as of December 6, 2011, the investment of the Pension Bonds proceeds had resulted in a negative arbitrage as the Pension Bonds had been costing the System more than what it was earning on the investment proceeds. Thus, through December 6, 2011, the transactions had worsened the funded ratio of the Employees Retirement System.

Finally, the CMI report addresses governance deficiencies and states that many of the measures described above, and in particular the issuances of Pension Bonds, were adopted and implemented without conducting any rigorous analysis of their impact on the financial condition of the Employees Retirement System and the risks associated with the measures. The report concludes that immediate and dramatic changes to the structure of the Employees Retirement System are necessary to avoid full depletion of the System’s net assets in the near future, as discussed above.

Impact of Funding Shortfall on the Commonwealth. The Commonwealth and other participating employers are ultimately responsible for any funding deficiency in the Retirement Systems. The depletion of the assets available to cover retirement benefits will require the Commonwealth and other participating employers to cover such funding deficiency. Due to its multi-year fiscal imbalances previously mentioned, however, the Commonwealth has been unable to make the actuarially recommended contributions to the Retirement Systems. If the Commonwealth fails to take action to address the retirement systems’ funding deficiency, the continued use of investment assets to pay benefits as a result of funding shortfalls and the resulting depletion of assets could adversely affect the ability of the Retirement Systems to meet the rates of return assumed in the actuarial valuations, which could in turn result in an earlier depletion of the Retirement Systems’ assets and a significant increase in the unfunded actuarial accrued liability. Ultimately, since the Commonwealth’s General Fund is required to cover a significant amount of the funding deficiency, the Commonwealth would have difficulty funding the annual required contributions unless it implements significant reforms to the retirement systems, obtains additional revenues, or takes other budgetary measures.

Efforts to Address Cash Flow Shortfall and Improve Funding Ratio. The Retirement Systems are evaluating measures to improve the financial solvency of the Retirement Systems. In order to maintain the long-term fiscal integrity of the Retirement Systems and their ability to pay required benefits to their members, a combination of some or all of the following will be required: (i) a substantial increase in contributions by the Commonwealth and the participating employers, and (ii) actions resulting in changes to liabilities of the Retirement Systems. Because of the multi-year fiscal imbalances mentioned above, the Commonwealth has been unable to make the actuarially recommended contributions to the retirement systems.

In March 2010, the Governor established a special commission to make recommendations for improving the financial solvency of the Retirement Systems. The Commission issued its report on October 21, 2010. The Commission’s report does not make a consensus set of recommendations for addressing the financial solvency of the Retirement Systems, but rather discusses the principal recommendations made by different members of the Commission in the following areas: (i) employer and employee contributions, (ii) benefit structure, (iii) retirement age, (iv) benefits under special laws, (v) early retirement programs, (vi) mortgage loans and personal loans, and (vii) governance structure. All members of the Commission agreed that there has to be an increase in employer contributions, while some members also recommended an increase in employee contribution rates. One of the proposals was that employer contribution rates be increased by 1% of payroll per year for the next 10 to 15 years. In the benefits areas, the recommendations included various proposals to reduce or limit benefits, such as eliminating merit pensions, establishing caps on benefits, increasing the retirement age in order to receive full benefits and modifying or eliminating some benefits granted under special laws. Some members of the Commission also recommended prohibiting all future early retirement programs unless they are actuarially positive to the Retirement Systems. In order to address the liquidity position of the Retirement Systems, various members of the Commission recommended eliminating the loan programs or restricting their use. Various members also commented that improvements to the governance structure of the Retirement Systems was necessary, as it appeared that in the past governance had not been as rigorous as it should have been. Other recommendations included increasing penalties for late payments by participating employers and creating other dedicated revenue sources for the Retirement Systems, such as a special lottery drawing or a special tax on government contractors.

The administration assigned to a task force headed by the Secretary of Labor the evaluation of the Commission’s recommendations. As a result of the Commission’s report and the Government’s analysis, the Governor submitted various bills to the Legislative Assembly to address in part the retirement systems’ financial condition. One of such bills was enacted as Act Act 96. On June 23, 2011, in accordance with Act 96, $162.5 million of funds on deposit in the Corpus Account of the Puerto Rico Infrastructure Development Fund were contributed to the Employees Retirement System and invested in capital appreciation bonds issued by COFINA maturing annually on August 1, 2043 through 2048 and accreting interest at a rate of 7%. The principal amount of the COFINA bonds are expected to grow to an aggregate amount of approximately $1.65 billion at their maturity dates.

Another bill submitted by the Governor was enacted as Act 114 and Act 116. These Acts provide an increase in employer contributions to the Employee Retirement System and the Teachers Retirement System of 1% of covered payroll in each of the five fiscal years following passage of the Acts and by 1.25% of covered payroll in each of the following five fiscal years. As a result of these increases, the Employee Retirement System and the Teachers Retirement System were to receive approximately $36 million and $14 million, respectively, in additional employer contributions during fiscal year 2012, and the additional employer contributions are projected to increase gradually each fiscal year (by an average aggregate increase of $71 million per fiscal year) to approximately $494 million and $195 million, respectively, by fiscal year 2021. The additional employer contributions for fiscal year 2012 were included in the approved budget for such fiscal year. With respect to the increases in the employer contributions corresponding to the municipalities, Act 116 provides that the increases for fiscal years 2012, 2013 and 2014 will be paid for by the Commonwealth from the General Fund budget, representing approximately $6.3 million, $12.8 million and $19.7 million in fiscal years 2012, 2013 and 2014, respectively. The Government expects that the portion of the additional employer contributions under Act 114 and Act 116 corresponding to employees whose salaries are reimbursed to the Commonwealth by the Federal government under various programs will also be received from the Federal government and thus will not be an additional burden on the General Fund. As of December 6, 2011, the Government was evaluating what portion of the additional employer contributions it expects to recover from the Federal government under such programs.

Because of the Commonwealth’s current budgetary constraints and the significant underfunding of the Retirement Systems discussed above, however, improving the financial solvency of the Retirement Systems will require the adoption of other measures mentioned above and it will take several years before a significant improvement is achieved. The financial situation of the Retirement Systems presents a budgetary challenge to the Commonwealth. The required increase in employer contributions may have an adverse impact on the Commonwealth’s budgetary situation.

A fourth bill with respect to the Employees Retirement System was enacted as Act No. 196 of September 18, 2011, which authorized the Employees Retirement System to sell or pledge personal and mortgage loans in its portfolio. This bill also set up a loan program for members of the Employees Retirement System through certain financial institutions, while also limiting the amount of employee contributions that a member can pledge as collateral for a loan.

In addition to these measures, on August 8, 2011, the Board of Trustees of the Employees Retirement System adopted a new regulation regarding the rules relating to the concession of personal loans to its members, which, among other changes, lowered the maximum amount of those loans from $15,000 to $5,000. This change is expected to improve gradually the Employees Retirement System’s liquidity.

On July 2, 2010, the Government enacted Act 70, which is designed to reduce Government expenditures by providing a voluntary early retirement window for central government employees. At the same time, Act 70 is expected to have a positive actuarial impact on the UAAL of the Employees Retirement System and the Teachers Retirement System. Under Act 70, central government employees meeting certain years of service criteria who opted for early retirement by January 14, 2011 receive a higher pension benefit rate than they would otherwise be entitled to receive based on their years of service, but such pension rate is lower than what they would have been entitled to if they had waited to meet the full vesting requirements. Pursuant to Act 70, the Commonwealth, as employer, will continue making the applicable employer contributions to the Employees Retirement System and the Teachers Retirement System, as well as make payments to cover the annuity payments to the employees opting for the early retirement window, until both the years of service and age requirements for full vesting would have occurred, at which time the applicable Retirement System will continue making the annuity payments. As of September 30, 2011, approximately 3,373 employees participated in the benefits provided by Act 70.

Post-Employment Benefits Other Than Pensions

In addition to the pension benefits, the Commonwealth provides non-pension post-employment benefits that consist of a medical insurance plan contribution for retired employees meeting the service credit eligibility requirements. These benefits are administered by the Retirement Systems. The medical insurance plan contribution is a payment of up to $100 per month to the eligible medical insurance plan selected by the retiree or disabled member.

The Commonwealth funds these post-employment benefits on a “pay-as-you-go” basis from the General Fund, which means that the Commonwealth does not pre-fund, or otherwise establish a reserve or other pool of assets against the medical insurance plan contribution expenses that the Commonwealth may incur in future years. As of December 6, 2011, the Commonwealth reported that for fiscal year 2011, the Commonwealth paid $123.4 million for these benefits for the eligible retirees of the Retirement Systems (including retirees of public corporations and municipalities, which are also paid for by the Commonwealth). For fiscal year 2012, these benefits were expected to amount to $138.9 million.

According to actuarial valuations, as of June 30, 2010, the UAAL of these benefits for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System were $1,646 million, $694 million and $6 million, respectively.

BUDGET OF THE COMMONWEALTH

Budgetary Process

The fiscal year of the Commonwealth begins each July 1. The Governor is constitutionally required to submit to the Legislative Assembly an annual balanced budget of revenues, capital improvements, and operating expenses of the central government for the ensuing fiscal year. The annual budget is prepared by OMB, in coordination with the Planning Board, the Treasury Department, and other government offices and agencies.

Section 7 of Article VI of the Constitution provides that “The appropriations made for any fiscal year shall not exceed the total revenues, including available surplus, estimated for said fiscal year unless the imposition of taxes sufficient to cover said appropriations is provided by law.”

The annual budget, which is developed utilizing elements of program budgeting, includes an estimate of revenues and other resources for the ensuing fiscal year under (i) laws existing at the time the budget is submitted, and (ii) legislative measures proposed by the Governor and submitted with the proposed budget, as well as the Governor’s recommendations as to appropriations that in his judgment are necessary, convenient, and in conformity with the four-year investment plan prepared by the Planning Board.

The Legislative Assembly may amend the budget submitted by the Governor but may not increase any items so as to cause a deficit without imposing taxes to cover such deficit. Upon passage by the Legislative Assembly, the budget is referred to the Governor, who may decrease or eliminate any item but may not increase or insert any new item in the budget. The Governor may also veto the budget in its entirety and return it to the Legislative Assembly with the Governor’s objections. The Legislative Assembly, by a two-thirds majority in each house, may override the Governor’s veto. If a budget is not adopted prior to the commencement of a fiscal year, the budget for such fiscal year shall be the annual budget for the preceding fiscal year as originally approved by the Legislative Assembly and the Governor until a new budget is approved. This permits the Commonwealth to continue making payments of its operating and other expenses until a new budget is approved.

Appropriations

For fiscal year 2011, approximately 25% of the General Fund was committed to the payment of fixed charges such as municipal subsidies, grants to the University of Puerto Rico, mandated funding for the Judicial Branch, rent payments to PBA, and debt service on the direct debt of the Commonwealth. This proportion was expected to remain stable in fiscal year 2012.

For fiscal year 2009, over 64% of the controllable funds portion of the General Fund was committed for the payment of the central government payroll (not including the University of Puerto Rico and the Judicial Branch). In fiscal year 2011 and 2012, the Commonwealth decreased this proportion to an average of 56% due mainly to the savings in operational expenses from the implementation of the Fiscal Plan.

LITIGATION

General. The Commonwealth is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Under Act No. 104 of June 25, 1955, as amended (“Act 104”), persons are authorized to sue the Commonwealth only for causes of actions specified in said Act. The Commonwealth may be liable under Act 104 for damages up to a maximum amount of $75,000, or $150,000 if the suit involves actions for damages to more than one person or where a single injured party is entitled to several causes of action.

Under certain circumstances, as provided in Act No. 9 of November 26, 1975, as amended, the Commonwealth may provide its officers and employees, including directors of public corporations and government instrumentalities and mayors of the municipalities of the Commonwealth, with legal representation, as well as assume the payment of any judgment that may be entered against them. There is no limitation on the amount of the judgment that may be paid under the Act in cases in federal court, but in all other cases the Puerto Rico Secretary of Justice may determine whether, and to what extent, the Commonwealth will assume payment of such judgment.

With respect to pending and threatened litigation, excluding the litigation mentioned in the following paragraphs, as of June 30, 2010, the Commonwealth had included in its financial statements reported liabilities of approximately $421 million for awarded and anticipated unfavorable judgments. Such amount represents the amount estimated at the time as a probable liability or a liability with a fixed or expected due date, which would require future available financial resources for its payment. The amounts claimed exceed $7 billion; however, as of December 6, 2011, the ultimate liability could not be determined. The Commonwealth believes that the claims are excessive and that the ultimate liability in excess of amounts provided in the financial statements, if any, would not be significant.

Recovery of Medicaid Funds. The Commonwealth is a defendant in two lawsuits filed, one in Commonwealth court and one in the U.S. District Court for the District of Puerto Rico, by certain Federally Qualified Health Centers (“FQHC”) seeking to recover from the Commonwealth approximately $800 million in Medicaid wraparound payments which the Department of Health failed to make since 1997. In June 2004, the Superior Court of the Commonwealth in San Juan determined that the Commonwealth must make Medicaid “wraparound” payments to the health centers to cover the difference between the reimbursement they are owed and what they are paid by managed care organizations. The Court of Appeals of Puerto Rico, however, upheld a partial ruling allowing the Commonwealth to deduct from the payments due to the FQHCs certain grants received by these centers from the federal government. As of December 6, 2011, attorneys in the case filed in Commonwealth court were trying to determine the amounts due to FQHCs thereunder.

With respect to the federal case, in February 2005, the U.S. Court of Appeals (First Circuit) upheld a preliminary injunction issued by the U.S. District Court for the District of Puerto Rico requiring the Commonwealth to make Medicaid “wraparound” payments to the health centers. In December 2008, the U.S. Court of Appeals determined that the U.S. District Court erred when it vacated the preliminary injunction entered against two of the FQHCs and determined that the Department of Health had met its obligations to establish and implement a payment system for FQHCs in compliance with the federal Medicaid statute. The U.S. Court of Appeals reversed the District Court’s order vacating the preliminary injunction and remanded the case for further proceedings.

As of December 6, 2011, the Court had recently entered a preliminary injunction as to the remaining 15 health centers, and had granted a request by the Department of Health for Eleventh Amendment sovereign immunity. The plaintiff FQHCs immediately filed an appeal regarding the issue of Eleventh Amendment sovereign immunity.

Meanwhile, the Department of Health filed a counter appeal regarding the Court’s interpretation of certain components of the wraparound formula that must be used under the preliminary injunction to calculate wraparound payments owed to the plaintiffs. The Department has already made approximately $12 million in uncontested wraparound payments owed under the injunction. However, the Court granted the Department’s request for a stay pending appeal regarding payment of an additional $14.5 million that is owed under the Court’s wraparound formula. This sum has been consigned with the Court pending appeal, but may have to be increased to reflect the difference between the amounts owed under the Court’s formula and the Department’s formula since the consignment.

As of June 30, 2010, the Commonwealth had accrued $280 million in its financial statements for this legal contingency.

Special Education Students. The Commonwealth is also a defendant in a class action presented in 1980 by parents of special education students before Commonwealth courts alleging that the Puerto Rico Department of Education had failed to provide legally required special education and related services. In February 2002, the court issued a judgment approving the stipulations reached by the parties regarding the manner in which special education services should be provided. As of December 6, 2011, the Commonwealth reported that since December 2002, the Department of Education had paid fines for not complying with the stipulations reached. The fines were originally set in the amount of $1,000 daily, and were raised to $2,000 daily in January 2006. In February 8, 2010, the court issued a resolution advancing its intention to establish a new scheme of fines ranging from $0.25 to $0.75 daily per registered student. As of February 2010, there were 121,339 students registered in the Special Education Program. The resolution also creates a new scheme of monitoring compliance with the stipulations, including the added participation of 12 experts (each party has the right to designate 2 experts) in 6 areas of expertise. The monitoring scheme began on July 1, 2010.

The February 2002 judgment only disposed of the injunctive relief sought by plaintiffs. As of December 6, 2011, still pending before the court were the claims for damages regarding the failure to provide adequate services. In 2005, the Court of First Instance denied damages for the class as a whole. The plaintiffs appealed the decision and, in October 2005, the Court of Appeals decided that there could be no general damages award, but that every member of the class must come forward and prove their individual damages within this case. Assuming the Court grants damages to the plaintiffs, the Commonwealth estimates that each plaintiff could receive at least $5,000. Based on a current enrollment of 120,000 students, the total award could amount to at least $600 million. The Commonwealth has indicated that it plans to defend vigorously each case.

The plaintiffs approached the Commonwealth to inquire about its disposition to reach a settlement agreement regarding the damages phase. At the Commonwealth’s request, the plaintiffs submitted a settlement offer. Settlement conversations stopped after the parties reached an impasse during negotiations.

As of June 30, 2010, the Commonwealth had accrued $600 million in its financial statements for this legal contingency.

Other. The Commonwealth and various component units are defendants in other lawsuits alleging violations of civil rights, breach of contract, and other damage claims. Preliminary hearings and discovery proceedings are in progress. No provision for any liability that may result upon adjudication of these lawsuits has been recognized by the Commonwealth. The Commonwealth has indicated that it believes that the ultimate liability, if any, would not be significant.

PART C

Other Information

Item 28. Exhibits

(a)	(1) The Registrant’s Declaration of Trust dated as of October 2, 2006, as amended and restated as of August 18, 2011 (the “Declaration of Trust”) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 21, 2011 (“Post-Effective Amendment No. 69”).

(2) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant, effective as of August 18, 2011, included in the Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 69.

(3) Amended and Restated Designation of Classes, effective August 18, 2011, included in the Declaration, is incorporated herein by reference to Post-Effective Amendment No. 69.

(4) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant and Amended and Restated Designation of Classes, in each case effective as of August 1, 2012 and included in the Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 20, 2012 (“Post-Effective Amendment No. 79”).

(5) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant and Amended and Restated Designation of Classes, in each case effective as of August 7, 2012 and included in the Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 79.

(b)	(1) The Registrant’s Bylaws as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 69.

(c)	Not Applicable.

(d)	(1) Management Agreement between the Registrant, on behalf of Western Asset Institutional Tax Free Reserves (formerly, Western Asset / Citi Institutional Tax Free Reserves and before that, Citi Institutional Tax Free Reserves), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 27, 2007 (“Post-Effective Amendment No. 43”).

(2) Management Agreement between the Registrant, on behalf of Western Asset Institutional U.S. Treasury Reserves (formerly, Western Asset / Citi Institutional U.S. Treasury Reserves and before that, Citi Institutional U.S. Treasury Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(3) Management Agreement between the Registrant, on behalf of Western Asset Institutional Liquid Reserves (formerly, Western Asset / Citi Institutional Liquid Reserves and before that, Citi Institutional Liquid Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(4) Management Agreement between the Registrant, on behalf of Western Asset Institutional Cash Reserves (formerly, Western Asset / Citi Institutional Cash Reserves and before that, Citi Institutional Cash Reserves), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(5) Management Agreement between the Registrant, on behalf of Western Asset SMASh Series M Fund, formerly, Legg Mason Western Asset SMASh Series M Fund (“ SMASh Series M Fund”), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(6) Management Agreement between the Registrant, on behalf of Western Asset SMASh Series C Fund, formerly, Legg Mason Western Asset SMASh Series C Fund (“ SMASh Series C Fund”), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(7) Management Agreement between the Registrant, on behalf of Western Asset SMASh Series EC Fund, formerly, Legg Mason Western Asset SMASh Series EC Fund (“ SMASh Series EC Fund”), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(8) Management Agreement between the Registrant, on behalf of Western Asset Institutional Government Reserves (formerly, Western Asset Institutional Government Money Market Fund), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(9) Management Agreement between the Registrant, on behalf of Western Asset Institutional AMT Free Municipal Money Market Fund (formerly, Western Asset Institutional Municipal Money Market Fund), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(10) Management Agreement between the Registrant, on behalf of Western Asset Municipal High Income SMASh Fund (“Municipal High Income SMASh Fund”) and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 79.

(11) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Western Asset Institutional Tax Free Reserves (formerly, Western Asset / Citi Institutional Tax Free Reserves and before that, Citi Institutional Tax Free Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(12) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional U.S. Treasury Reserves (formerly, Western Asset / Citi Institutional U.S. Treasury Reserves and before that, Citi Institutional U.S. Treasury Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(13) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Liquid Reserves (formerly, Western Asset / Citi Institutional Liquid Reserves and before that, Citi Institutional Liquid Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(14) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Cash Reserves (formerly, Western Asset / Citi Institutional Cash Reserves and before that, Citi Institutional Cash Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(15) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series M Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(16) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series C Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(17) Subadvisory Agreement between LMPFA and WAM, with respect to SMASh Series EC Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(18) Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”), with respect to SMASh Series M Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(19) Subadvisory Agreement between WAM and WAML, with respect to SMASh Series C Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(20) Subadvisory Agreement between WAM and WAML, with respect to SMASh Series EC Fund, dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(21) Subadvisory Agreement between LMPFA and Western Asset Management Company Pte. Ltd. (“Western Singapore”), with respect to SMASh Series EC Fund, is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 15, 2008 (“Post-Effective Amendment No. 46”).

(22) Subadvisory Agreement between LMPFA and Western Asset Management Company Ltd (Japan), with respect to SMASh Series EC Fund, is incorporated herein by reference to Post-Effective Amendment No. 46.

(23) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Government Reserves (formerly, Western Asset Institutional Government Money Market Fund), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(24) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional AMT Free Municipal Money Market Fund (formerly, Western Asset Institutional Municipal Money Market Fund), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(25) Subadvisory Agreement between LMPFA and WAM, with respect to Municipal High Income SMASh Fund is incorporated herein by reference to Post-Effective Amendment No. 79.

(e)	(1) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on behalf of Western Asset Institutional Cash Reserves, Western Asset Institutional Liquid Reserves, Western Asset Institutional Tax Free Reserves, Western Asset Institutional U.S. Treasury Reserves, SMASh Series C Fund, SMASh Series EC Fund, SMASh Series M Fund, Western Asset Institutional Government Reserves, and Western Asset Institutional AMT Free Municipal Money Market Fund, dated August 10, 2010, as amended as of November 5, 2012, is filed herewith.

(2) Letter Agreement amending the Distribution Agreement between the Registrant, on behalf of Municipal High Income SMASh Fund, and LMIS is incorporated herein by reference to Post-Effective Amendment No. 79.

(f)	(1) Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005.

(2) Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006.

(g)	(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) as custodian dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 79.

(2) Fund Accounting Services Agreement with State Street dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 79.

(3) Letter Agreement amending the Custodian Services Agreement and the Fund Accounting Services Agreement with State Street, with respect to Municipal High Income SMASh Fund, is incorporated herein by reference to Post-Effective Amendment No. 79.

(h)	(1) Form of Transfer Agency Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon Investment Servicing”), as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 31”).

(2) Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 31.

(3) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 31.

(4) Letter Agreement amending Schedule A to the Transfer Agency Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 22, 2006 (“Post-Effective Amendment No. 35”).

(5) Letter Agreement dated April 9, 2007, amending the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 43.

(6) Letter Agreement amending the Transfer Agency Agreement with Boston Financial Data Services, Inc., with respect to Municipal High Income SMASh Fund, is filed herewith.

(7) Board Resolutions regarding Expense Limitation Arrangements are filed herewith.

(8) Letter Agreement between the Registrant and LMPFA regarding reimbursement of fees and expenses with respect to WA Municipal High Income SMASh Fund is filed herewith.

(i)	(1) Opinion and Consent of Counsel is incorporated herein by reference to the Registrant’s Registration Statement on
Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

(2) Opinion and Consent of Counsel with respect to Western Asset Institutional Cash Reserves (formerly, Western Asset / Citi Institutional Cash Reserves and before that, Citi Institutional Cash Reserves) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.

(3) Opinion and Consent of Counsel relating to the SMASh Series M Fund, SMASh Series C Fund and SMASh Series EC Fund is incorporated herein by reference to Post-Effective Amendment No. 35.

(4) Opinion and Consent of Venable LLP regarding the legality of shares of Western Asset Institutional Cash Reserves, Western Asset Institutional Liquid Reserves, Western Asset Institutional Tax Free Reserves, Western Asset Institutional U.S. Treasury Reserves, SMASh Series M Fund, SMASh Series C Fund, SMASh Series EC Fund, Western Asset Institutional Government Reserves, and Western Asset Institutional AMT Free Municipal Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2007.

(5) Opinion and Consent of Venable, LLP regarding the legality of Investor Shares of Western Asset Institutional Liquid Reserves, Western Asset Institutional Cash Reserves, Western Asset Institutional U.S. Treasury Reserves, Western Asset Institutional Tax Free Reserves, Western Asset Institutional Government Reserves and Western Asset Institutional AMT Free Municipal Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 27, 2010.

(6) Opinion and Consent of Venable, LLP regarding the legality of Administrative Shares of Western Asset Institutional Liquid Reserves, Western Asset Institutional Cash Reserves, Western Asset Institutional U.S. Treasury Reserves, Western Asset Institutional Tax Free Reserves, Western Asset Institutional Government Reserves and Western Asset Institutional AMT Free Municipal Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 26, 2010.

(7) Opinion and Consent of Venable LLP relating to Municipal High Income SMASh Fund is incorporated herein by reference to Post-Effective Amendment No. 79.

(j)	(1) Consent of Independent Registered Public Accounting Firm is filed herewith.

(2) Power of Attorney dated November 8 and 14, 2011 is incorporated herein by reference to Post-Effective Amendment No. 71.

(3) Power of Attorney dated November 8, 2011 is incorporated herein by reference to Post-Effective Amendment No. 71.

(4) Power of Attorney with respect to Master Portfolio Trust dated November 8 and 14, 2011 is incorporated herein by reference to Post-Effective Amendment No. 71.

(5) Power of Attorney with respect to Master Portfolio Trust dated November 8, 2011 is incorporated herein by reference to Post-Effective Amendment No. 71.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Form of Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Western Asset Institutional Government Reserves, Western Asset Institutional AMT Free Municipal Money Market Fund, Western Asset Institutional Cash Reserves, Western Asset Institutional Liquid Reserves, Western Asset Institutional Tax Free Reserves and Western Asset Institutional U.S. Treasury Reserves is filed herewith.

(n)	Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(o)	Not Applicable.

(p)	(1) Code of Ethics of Legg Mason & Co., LLC dated as of March 10, 2011 (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 71.

(2) Code of Ethics of WAM, WAML, Western Singapore and certain supervised affiliates dated January 2010 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 26, 2010.

(3) Code of Ethics of Western Asset Management Company Ltd (Japan) is incorporated herein by reference to Post-Effective Amendment No. 46.

Item 29. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 31. Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadvisers

Western Asset Management Company — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors
Ronald R. Dewhurst

James W. Hirschmann III

Jeffrey A. Nattans

Officers
Bruce D. Alberts	Chief Financial Officer

Brett B. Canon	Director of Risk Management and Operations

Daniel E. Giddings	Assistant Secretary

James W. Hirschmann III	Chief Executive Officer and President

James J. Flick	Director of Global Client Service and Marketing

Dennis J. McNamara	Director of Portfolio Operations

Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Western Asset Management Company Limited — Subadviser—Western Asset Management Company Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason. WAML is registered as an investment adviser under the Advisers Act. The following is a list of the officers and directors of WAML.

Directors
Ronald R. Dewhurst

James W. Hirschmann III

Charles A . Ruys de Perez

Michael B. Zelouf

Officers
James W. Hirschmann III	Managing Director

Suzanne Taylor-King	Finance Officer

Michael B. Zelouf	Head of London Operations

Western Asset Management Company Ltd — Western Asset Management Company Pte. Ltd. (“Western Singapore”) was incorporated under the laws of Singapore as a corporation. Western Singapore is a wholly-owned subsidiary of Legg Mason. The following is a list of the officers and directors of Western Singapore.

Directors
Ronald R. Dewhurst

Takashi Komatsu

Jeffrey A. Nattans

Naoya Orime

Michael B. Zelouf

Officers
Brett B. Canon	Chief Executive Officer

Hui Kwoon Thor	Finance Manager

Naoya Orime	Head of Tokyo Operations

Western Asset Management Company Ltd — Western Asset Management Company Ltd (“Western Japan”) was incorporated under the laws of Japan as a corporation. Western Japan is a wholly-owned subsidiary of Legg Mason. Western Japan is authorized and regulated in Japan by the Japanese Securities and Exchange Surveillance Commission. The following is a list of the officers and directors of Western Japan.

Directors
Takashi Komatsu

Jeffrey A. Nattans

Naoya Orime

Officers
Yasuaki Sudo	Finance Officer

Naoya Orime	Head of Tokyo Operations

Following is a list of other substantial business activities in which directors, officers or partners of WAM, WAML, Western Singapore and Western Japan have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held
Jeffrey A. Nattans	Director, WAM

Vice President, Legg Mason, Inc.

Manager and Vice President, LMIH

Director, WAML

Director, Western Japan

Director, WAM Australia

Director, WAMCO Hldgs Ltd.

Director, Western Singapore

Officer/Director	Other Offices Held
James W. Hirschmann III	Director, WAM

Director, WAML

Following is a list of addresses for Item 31 with respect to WAM, WAML, Western Japan and Western Singapore:

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, MA 02116

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte. Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

Clearbridge Investments, LLC (“Clear Inv”)

620 Eighth Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eighth Avenue

New York, NY 10018

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

100 First Stamford Place

Stamford, CT 06902

and

620 Eighth Avenue

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

620 Eighth Ave.

New York, NY 10018

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

and

620 Eighth Avenue

New York, NY 10018

Western Asset Management Company Limited (“WAML”)

10 Exchange Square

Primrose Street

London EC2A 2EN England

Western Asset Management Company Ltd (“Western Japan”)

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chome Chiyoda-Ku

Tokyo 100-6536 Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 48

120 Collins Street

GPO Box 507

Melbourne Victoria 3000 Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN England

Western Asset Management Company Pte. Ltd. (“Western Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32. Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is also a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.

LMIS is the placement agent for funds that are series of the Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Thomas J. Hirschmann – Co-Managing Director

Joseph A. Sullivan – Co-Managing Director

William M. Golden – Vice President

Matthew Schiffman – Vice President

Jeremy O’Shea – Vice President

Jason Bennett – Chief Financial Officer, Treasurer and Financial Reporting Officer

Kenneth Cieprisz – Chief Compliance Officer

Elisabeth F. Craig – Secretary

Vicki Schmelzer – Assistant Secretary

Susan Kerr – Anti-Money Laundering Compliance Officer

All Addresses are 100 International Drive, Baltimore, MD 21202.

(c) Not applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Institutional Trust

55 Water Street

New York, NY 10041

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Subadvisers:

(3)	c/o Western Asset Management Company

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5)	BNY Mellon Investment Servicing (US) INC.

P.O. Box 9699

Providence, RI 02940-9699

(6)	Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

With respect to the Registrant’s Distributor:

(7)	Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INSTITUTIONAL TRUST, hereby certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 13th day of December, 2012.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional Liquid Reserves

Western Asset Institutional Cash Reserves

Western Asset Institutional U.S. Treasury Reserves

Western Asset Institutional Government Reserves

Western Asset Institutional Tax Free Reserves

Western Asset Institutional AMT Free Municipal Money Market Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken

President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 13, 2012.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 13th day of December, 2012.

MASTER PORTFOLIO TRUST, on behalf of its series Liquid Reserves Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Government Portfolio and Tax Free Reserves Portfolio.

By:	/s/ R. Jay Gerken
R. Jay Gerken

President and Principal Executive Officer

WITNESS our hands on the date set forth below.

This Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 13, 2012.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

Exhibit Index

(e)(1)	Distribution Agreement dated August 10, 2010, as amended as of November 5, 2012

(h)(6)	Letter Agreement amending the Transfer Agency Agreement with Boston Financial Data Services, Inc., with respect to Municipal High Income SMASh Fund

(h)(7)	Board Resolutions regarding Expense Limitation Arrangements

(h)(8)	Letter Agreement between the Registrant and LMPFA regarding reimbursement of fees and expenses with respect to WA Municipal High Income SMASh Fund

(j)(1)	Consent of Independent Registered Public Accounting Firm

(m)	Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1